Registration Nos. 33-49098
811-06719

As filed with the Securities and Exchange Commission
On January 28, 2011
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 68	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT	☑
COMPANY ACT OF 1940

Amendment No. 69	☑

BB&T FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
BB&T Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601

(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on February 1, 2011 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(i)
☐     on February 1, 2011 pursuant to paragraph (a)(i)
☐     75 days after filing pursuant to paragraph (a)(ii)
☐     on ☐ pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐     this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

Prospectus

FEBRUARY 1, 2011

STOCK FUNDS		B SHARES Not for Sale
sterling capital select equity fund (formerly bb&t select equity fund)	a shares: bbtgx	b shares: bgisx	c shares: bcvcx
sterling capital mid value fund (formerly bb&t mid cap value fund)	a shares: oveax	b shares: ovebx	c shares: ovecx
sterling capital small value fund (formerly sterling capital small cap value fund)	a shares: spsax	b shares: spsbx	c shares: spsdx
sterling capital international fund (formerly bb&t international equity fund)	a shares: biqax	b shares: biqbx	c shares: biqcx
sterling capital special opportunities fund (formerly bb&t special opportunities equity fund)	a shares: bopax	b shares: bopbx	c shares: bopcx
sterling capital equity income fund (formerly bb&t equity income fund)	a shares: baeix	b shares: beibx	c shares: bcegx

BOND FUNDS
taxable bond funds
sterling capital short-term bond fund (formerly bb&t short u.s. government fund)	a shares: bsgax
sterling capital intermediate u.s. government fund (formerly bb&t intermediate u.s. government fund)	a shares: bgvax	b shares: busgx	c shares: biucx
sterling capital total return bond fund (formerly bb&t total return bond fund)	a shares: bicax	b shares: bicbx	c shares: biccx
tax-free bond funds
sterling capital kentucky intermediate tax-free fund (formerly bb&t kentucky intermediate tax-free fund)	a shares: bktax
sterling capital maryland intermediate tax-free fund (formerly bb&t maryland intermediate tax-free fund)	a shares: bmaax
sterling capital north carolina intermediate tax-free fund (formerly bb&t north carolina intermediate tax-free fund)	a shares: bncax
sterling capital south carolina intermediate tax-free fund (formerly bb&t south carolina intermediate tax-free fund)	a shares: bascx
sterling capital virginia intermediate tax-free fund (formerly bb&t virginia intermediate tax-free fund)	a shares: bvaax
sterling capital west virginia intermediate tax-free fund (formerly bb&t west virginia intermediate tax-free fund)	a shares: bwvax

MONEY MARKET FUNDS
sterling capital national tax-free money market fund (formerly bb&t national tax-free money market fund)	a shares: bnaxx
sterling capital prime money market fund (formerly bb&t prime money market fund)	a shares: bbaxx	b shares: bpbxx	c shares: bbcxx
sterling capital u.s. treasury money market fund (formerly bb&t u.s. treasury money market fund)	a shares: bbuxx	b shares: busxx	c shares: bucxx

FUNDS OF FUNDS
sterling capital strategic allocation conservative fund (formerly bb&t capital manager conservative growth fund)	a shares: bcgax	b shares: bcgbx	c shares: bcccx
sterling capital strategic allocation balanced fund (formerly bb&t capital manager moderate growth fund)	a shares: bamgx	b shares: bbmgx	c shares: bcmcx
sterling capital strategic allocation growth fund (formerly bb&t capital manager growth fund)	a shares: bcmax	b shares: bcmbx	c shares: bcgcx
sterling capital strategic allocation equity fund (formerly bb&t capital manager equity fund)	a shares: bcaax	b shares: bcabx	c shares: bcacx

Class A Shares
Class B Shares
Class C Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealer.		Stock Funds
	4	Select Equity Fund
	9	Mid Value Fund
	14	Small Value Fund
	19	International Fund
	27	Special Opportunities Fund
	33	Equity Income Fund
Bond Funds
	39	Short-Term Bond Fund
	46	Intermediate U.S. Government Fund
	52	Total Return Bond Fund
	59	Kentucky Intermediate Tax-Free Fund
	64	Maryland Intermediate Tax-Free Fund
	69	North Carolina Intermediate Tax-Free Fund
	74	South Carolina Intermediate Tax-Free Fund
	79	Virginia Intermediate Tax-Free Fund
	84	West Virginia Intermediate Tax-Free Fund
Money Market Funds
	89	National Tax-Free Money Market Fund
	95	Prime Money Market Fund
	101	U.S. Treasury Money Market Fund
Funds of Funds
	106	Strategic Allocation Conservative Fund
	112	Strategic Allocation Balanced Fund
	118	Strategic Allocation Growth Fund
	124	Strategic Allocation Equity Fund

Additional Investment Strategies and Risks

Review this section for additional information on investment strategies and their risks.	130	Stock Funds
	130	Select Equity Fund
	130	International Fund
	131	Bond Funds
	131	Short-Term Bond Fund
	131	Intermediate U.S. Government Fund
	131	Total Return Bond Fund
	131	Kentucky Intermediate Tax-Free Fund
	131	Maryland Intermediate Tax-Free Fund
	131	North Carolina Intermediate Tax-Free Fund
	131	South Carolina Intermediate Tax-Free Fund
	131	Virginia Intermediate Tax-Free Fund
	131	West Virginia Intermediate Tax-Free Fund
	131	Money Market Funds
	131	National Tax-Free Money Market Fund
	132	Prime Money Market Fund
	133	U.S. Treasury Money Market Fund
	133	Funds of Funds
	136	Investment Practices
	141	Investment Risks

2

Sterling Capital Funds	Table of Contents

Fund Management

Review this section for details on the people and organizations who oversee the Funds.	145	The Investment Adviser
	146	The Investment Sub-Advisers
	147	Portfolio Managers
	149	The Administrator and Underwriter

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	150	Choosing a Share Class
	152	Pricing of Fund Shares
	153	Purchasing and Adding to Your Shares
	157	Selling Your Shares
	159	General Policies on Selling Shares
	161	Distribution Arrangements/Sales Charges
	164	Distribution and Shareholder Service (12b-1) Fees
	165	Exchanging Your Shares
	166	Market Timing Policies
	166	Dividends, Distributions and Taxes
	168	Additional Information About the Funds

Other Information About the Funds

	171	Financial Highlights

3

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Class A Shares BBTGX	Class B Shares BGISX (Not Offered for Sale)	Class C Shares BCVCX

Investment Objective	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses	1.48%	1.98%	1.98%

Fee Waiver or Expense Reimbursement[2]	–0.39%	–0.14%	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.09%	1.84%	1.84%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

4

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$680	$980	$1,302	$2,210

Class B Shares	$587	$908	$1,155	$2,166

Class C Shares	$187	$608	$1,055	$2,295

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$680	$980	$1,302	$2,210

Class B Shares	$187	$608	$1,055	$2,166

Class C Shares	$187	$608	$1,055	$2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.85% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 11, 2011, the smallest company in the S&P 500® Index had a market capitalization of $1.632 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies, and American Depositary Receipts.

In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the intrinsic value of a particular issuer. The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, if the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed), or if more attractive investment alternatives are identified.

5

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

6

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	17.87%	09/30/09
Worst quarter:	–20.32%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(10/9/92)
Return Before Taxes	5.10%	–2.28%	0.68%	6.43%

Return After Taxes on Distributions	4.92%	–3.42%	–0.23%	5.12%

Return After Taxes on Distributions and Sale of Fund Shares	3.52%	–1.79%	0.57%	5.29%

				(1/1/96)
Class B Shares	6.61%	–2.01%	0.65%	6.41%

				(2/1/01)
Class C Shares	10.65%	–1.86%	0.51%	6.34%

S&P 500® Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.32%

[1] Performance for Class B and Class C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

7

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Class A Shares OVEAX	Class B Shares OVEBX (Not Offered for Sale)	Class C Shares OVECX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%

Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%

Fee Waiver or Expense Reimbursement[3]	–0.04%	–0.04%	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.20%	1.95%	1.95%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

9

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$942	$1,213	$1,985

Class B Shares	$598	$921	$1,169	$2,120

Class C Shares	$198	$621	$1,069	$2,314

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$690	$942	$1,213	$1,985

Class B Shares	$198	$621	$1,069	$2,120

Class C Shares	$198	$621	$1,069	$2,314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.02% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies, and American Depositary Receipts.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, a company grows to 5% of the Fund’s portfolio (and the Fund’s position in the stock is trimmed), or more attractive investment alternatives are identified.

10

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

11

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	23.68%	09/30/09
Worst quarter:	–22.07%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(8/1/96)
Return Before Taxes	13.18%	3.97%	6.55%	8.78%

Return After Taxes on Distributions	13.13%	3.20%	5.11%	7.24%

Return After Taxes on Distributions and Sale of Fund Shares	8.62%	3.10%	5.19%	7.12%

				(7/25/01)
Class B Shares	15.12%	4.20%	6.49%	8.74%

				(7/25/01)
Class C Shares	19.16%	4.37%	6.36%	8.64%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	24.75%	4.08%	8.07%	10.62%

[1] Performance for Class B and C Shares for periods prior to inception on July 25, 2001 is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

12

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA Managing Director of Sterling Capital and Portfolio Manager Since July 2005

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

13

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Class A Shares SPSAX	Class B Shares SPSBX (Not Offered for Sale)	Class C Shares SPSDX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.90%	0.90%	0.90%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.39%	0.39%	0.39%

Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.80%	2.30%	2.30%

Fee Waiver or Expense Reimbursement[3]	–0.35%	–0.10%	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.45%	2.20%	2.20%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

14

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$714	$1,077	$1,463	$2,542

Class B Shares	$623	$1,009	$1,321	$2,503

Class C Shares	$223	$709	$1,221	$2,628

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$714	$1,077	$1,463	$2,542

Class B Shares	$223	$709	$1,221	$2,503

Class C Shares	$223	$709	$1,221	$2,628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.89% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies.

15

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Sterling Capital Management LLC, the Fund’s investment adviser (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

16

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1,2]

Best quarter:	32.90%	06/30/09
Worst quarter:	–27.72%	12/31/08

Average Annual Total Returns as of December 31, 2010[1,2]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares[1]				(1/2/97)
Return Before Taxes	26.10%	6.70%	8.29%	10.19%

Return After Taxes on Distributions	26.01%	4.85%	6.55%	8.43%

Return After Taxes on Distributions and Sale of Fund Shares	17.05%	5.19%	6.64%	8.32%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	24.50%	3.52%	8.42%	8.95%

[1] Class A, Class B and Class C Shares commenced operations on February 1, 2010. Because Class A, Class B and Class C Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund, which are not offered in this prospectus. Class A, Class B and Class C Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

17

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

[2] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Eduardo Brea Managing Director of Sterling Capital and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Class A Shares BIQAX	Class B Shares BIQBX (Not Offered for Sale)	Class C Shares BIQCX

Investment Objective	The Fund seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.75%	0.75%	0.75%

Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	2.27%	2.77%	2.77%

Fee Waiver or Expense Reimbursement[3]	–0.40%	–0.15%	–0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.87%	2.62%	2.62%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

19

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.85% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$754	$1,207	$1,686	$3,001

Class B Shares	$665	$1,145	$1,551	$2,969

Class C Shares	$265	$845	$1,451	$3,089

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$754	$1,207	$1,686	$3,001

Class B Shares	$265	$845	$1,451	$2,969

Class C Shares	$265	$845	$1,451	$3,089

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.31% of the average value of its portfolio.

20

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund invests primarily in a diversified portfolio of common stocks and preferred stocks of foreign issuers. The Fund will also use futures, swaps, warrants, options, and structured investments, which are types of derivatives, to hedge risk and to remain fully invested, to maintain liquidity, to increase total return, or to manage exposure to a specific currency, country or region. The portfolio managers manage the Fund as a core international equity product that may invest in both “growth” and “value” securities primarily of mid- to large-capitalization companies, which the portfolio managers currently view to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase. The portfolio managers seek to invest in securities in industries and companies they believe are experiencing favorable demand for their products or services. The portfolio managers screen to identify those companies with above average earnings potential, industry dominance, operating in industries undergoing dramatic change and that are market leaders in developing industries. The portfolio managers may also consider expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth.

The portfolio manager uses both a bottom-up and top-down approach to select investments. The portfolio manager generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets. The portfolio manager generally uses a top-down approach for investments in emerging markets, indices and exchange-traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The portfolio manager generally uses both a bottom-up and a top-down approach in Japan. The portfolio manager will sell a security owned by the Fund if the portfolio manager believes that, on the upside, the security has run its course or, on the downside, the security has disappointed relative to peers. A security owned by the Fund also may be sold if the portfolio manager determines that the reasons for its purchase no longer exist, the security’s valuation no longer justifies the risk, the company’s balance sheet has deteriorated, the catalysts for purchase have disappeared, the company experiences a relative price decline, or the portfolio manager has lost confidence in senior management of the company.

In selecting investments for the Fund, the portfolio managers focus on securities located in at least five countries, although the Fund may at times invest in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund may invest up to 35% of its total assets in the securities of issuers located in emerging markets.

The Fund also may invest in ETFs to gain exposure to a portion of the U.S. or a foreign market.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

21

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — international stocks — will underperform other kinds of investments or market averages.

Foreign Investment Risk: The possibility that the Fund’s investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political, social or economic conditions, lack of timely and reliable financial information and other factors. These risks are particularly pronounced for emerging markets. Investments in the securities of foreign issuers also entail risks such as market illiquidity, high trading costs, restrictions and limits on foreign ownership, limited legal recourse, prohibitions on the repatriation of foreign currencies and other considerations. Income that the Fund receives from investing in foreign securities may be subject to withholding and other taxes, which reduces the yield. In addition, foreign settlement procedures and trade regulators involve increased risk (such as delay in payment or delivery of securities). Custodial and/or settlement systems may not be fully developed in certain foreign markets, which involves additional risks.

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Investments in emerging markets are considered to be speculative and may be highly volatile.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

22

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as options, futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

ETF Risk: When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

23

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	21.45%	06/30/09
Worst quarter:	–22.82%	09/30/08

24

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(1/2/97)
Return Before Taxes	–0.19%	–1.56%	–0.62%	1.59%

Return After Taxes on Distributions	–0.19%	–3.10%	–1.45%	0.44%

Return After Taxes on Distributions and Sale of Fund Shares	–0.12%	–0.96%	–0.36%	1.23%

				(1/2/97)
Class B Shares	1.18%	–1.28%	–0.65%	1.59%

				(2/1/01)
Class C Shares	5.19%	–1.15%	–0.80%	1.26%

Morgan Stanley Capital International ACWI ex US Index (Net)				(12/31/96)
(reflects no deductions for fees, expenses, or taxes)	11.15%	4.82%	5.54%	5.57%

[1] Performance for Class C Shares for periods prior to inception on February 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Artio Global Management LLC (“Artio Global”)

Portfolio Managers Rudolph-Riad Younes, CFA Managing Director and Head of International Equity of Artio Global and Portfolio Manager of the International Fund Since July 2007

Richard Charles Pell Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global and Portfolio Manager of the International Fund Since July 2007

25

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

26

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Class A Shares BOPAX	Class B Shares BOPBX (Not Offered for Sale)	Class C Shares BOPCX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.80%	0.80%	0.80%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.56%	2.06%	2.06%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.31%	2.06%	2.06%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

27

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$701	$1,016	$1,354	$2,305

Class B Shares	$609	$946	$1,208	$2,262

Class C Shares	$209	$646	$1,108	$2,390

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$701	$1,016	$1,354	$2,305

Class B Shares	$209	$646	$1,108	$2,262

Class C Shares	$209	$646	$1,108	$2,390

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.65% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed).

28

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

29

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	18.42%	06/30/09
Worst quarter:	–22.28%	12/31/08

30

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Class A Shares			(6/2/03)
Return Before Taxes	6.82%	6.67%	10.65%

Return After Taxes on Distributions	6.73%	5.92%	9.94%

Return After Taxes on Distributions and Sale of Fund Shares	4.55%	5.52%	9.15%

			(6/2/03)
Class B Shares	8.44%	6.97%	10.67%

			(6/2/03)
Class C Shares	12.43%	7.12%	10.68%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.67%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Scott & Stringfellow, LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

31

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

32

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Class A Shares BAEIX	Class B Shares BEIBX (Not Offered for Sale)	Class C Shares BCEGX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.46%	1.96%	1.96%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.21%	1.96%	1.96%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

33

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$691	$987	$1,304	$2,201

Class B Shares	$599	$915	$1,157	$2,156

Class C Shares	$199	$615	$1,057	$2,285

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$691	$987	$1,304	$2,201

Class B Shares	$199	$615	$1,057	$2,156

Class C Shares	$199	$615	$1,057	$2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.63% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies with similar characteristics and American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed).

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

34

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

35

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	13.32%	06/30/09
Worst quarter:	–17.53%	12/31/08

36

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Class A Shares			(6/30/04)
Return Before Taxes	9.35%	5.87%	8.36%

Return After Taxes on Distributions	9.10%	5.22%	7.65%

Return After Taxes on Distributions and Sale of Fund Shares	6.37%	4.97%	7.13%

			(6/30/04)
Class B Shares	11.17%	6.18%	8.54%

			(6/30/04)
Class C Shares	15.21%	6.35%	8.55%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	3.61%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Scott & Stringfellow, LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

37

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

38

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Class A Shares BSGAX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.25%

Total Annual Fund Operating Expenses	1.35%

Fee Waiver or Expense Reimbursement[1]	–0.40%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.95%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

39

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$677	$980	$1,841

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.50% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primary in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; and (iv) investment grade asset-backed securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund also may invest up to 5% of its total assets in foreign and emerging market bonds. The Fund will maintain an average duration between 1 and 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents.

40

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

In managing the portfolio, the portfolio manager use a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

41

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

42

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

43

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	2.97%	09/30/01
Worst quarter:	–1.39%	6/30/04

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(11/30/92)
Return Before Taxes	–1.27%	3.01%	3.00%	3.99%

Return After Taxes on Distributions	–2.07%	1.81%	1.71%	2.30%

Return After Taxes on Distributions and Sale of Fund Shares	–0.83%	1.86%	1.78%	2.34%

BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index[1]				(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	2.82%	4.49%	4.27%	5.02%

Barclays Capital 1-3 Year Government Index[1]				(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	2.40%	4.32%	4.07%	4.86%

[1] Effective February 1, 2011, the Fund’s benchmark was changed from the Barclays Capital 1-3 Year Government Index to the BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index because it will provide a better comparison in light of the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

44

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Portfolio Managers Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Richard LaCoff
Managing Director of Sterling Capital and Fixed Income Portfolio Manager
Since February 2011

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

45

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Class A Shares BGVAX	Class B Shares BUSGX (Not Offered for Sale)	Class C Shares BIUCX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.23%	0.23%	0.23%

Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.34%	1.84%	1.84%

Fee Waiver or Expense Reimbursement[3]	–0.37%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	0.97%	1.72%	1.72%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

46

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

[3] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$668	$941	$1,234	$2,065

Class B Shares	$575	$867	$1,084	$2,018

Class C Shares	$175	$567	$984	$2,149

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$668	$941	$1,234	$2,065

Class B Shares	$175	$567	$984	$2,018

Class C Shares	$175	$567	$984	$2,149

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.92% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund invests, under normal market conditions, in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

47

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

48

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

49

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	5.67%	12/31/08
Worst quarter:	–2.52%	06/30/04

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(10/9/92)
Return Before Taxes	–2.58%	3.74%	4.09%	4.98%

Return After Taxes on Distributions	–3.61%	2.38%	2.59%	3.09%

Return After Taxes on Distributions and Sale of Fund Shares	–1.67%	2.38%	2.60%	3.08%

				(1/1/96)
Class B Shares	–1.39%	4.02%	4.07%	4.93%

				(2/1/01)
Class C Shares	2.71%	4.20%	3.99%	4.93%

Barclays Capital Intermediate Government Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.58%

[1] Performance for Class B and C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

50

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Brad D. Eppard, CFA
Director of Sterling Capital and Portfolio Manager Since July 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

51

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Class A Shares BICAX	Class B Shares BICBX (Not Offered for Sale)	Class C Shares BICCX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.23%	0.23%	0.23%

Total Annual Fund Operating Expenses	1.33%	1.83%	1.83%

Fee Waiver or Expense Reimbursement[2]	–0.37%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.96%	1.71%	1.71%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

52

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$667	$938	$1,229	$2,054

Class B Shares	$574	$864	$1,079	$2,007

Class C Shares	$174	$564	$979	$2,138

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$667	$938	$1,229	$2,054

Class B Shares	$174	$564	$979	$2,007

Class C Shares	$174	$564	$979	$2,138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.94% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

53

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

54

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

55

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

56

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	6.30%	09/30/09
Worst quarter:	–3.19%	06/30/04

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(12/2/99)
Return Before Taxes	1.57%	5.00%	5.14%	5.50%

Return After Taxes on Distributions	–0.50%	3.27%	3.30%	3.59%

Return After Taxes on Distributions and Sale of Fund Shares	1.11%	3.24%	3.28%	3.54%

				(12/2/99)
Class B Shares	3.01%	5.33%	5.16%	5.50%

				(2/1/01)
Class C Shares	6.91%	5.47%	5.02%	5.31%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.25%

[1] Performance for Class C Shares for periods prior to inception on February 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

57

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Richard LaCoff Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

58

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Class A Shares BKTAX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.29%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.25%

Fee Waiver or Expense Reimbursement[2]	–0.30%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

59

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$656	$938	$1,740

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$656	$938	$1,740

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.68% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

60

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

61

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.65%	09/30/09
Worst quarter:	–2.84%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Class A Shares			(2/24/03)
Return Before Taxes	–0.30%	3.73%	3.53%

Return After Taxes on Distributions	–0.37%	3.60%	3.45%

Return After Taxes on Distributions and Sale of Fund Shares	0.85%	3.58%	3.43%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

62

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

63

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Class A Shares BMAAX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.24%

Fee Waiver or Expense Reimbursement[2]	–0.30%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.94%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

64

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$653	$933	$1,729

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$653	$933	$1,729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.26% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

65

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

66

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.40%	03/31/09
Worst quarter:	–2.54%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Class A Shares			(2/24/03)
Return Before Taxes	–0.80%	4.10%	3.58%

Return After Taxes on Distributions	–0.87%	4.04%	3.54%

Return After Taxes on Distributions and Sale of Fund Shares	0.40%	3.90%	3.45%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

67

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

68

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Class A Shares BNCAX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waiver or Expense Reimbursement[2]	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

69

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$646	$917	$1,689

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$646	$917	$1,689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.19% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

70

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

71

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.81%	09/30/09
Worst quarter:	–2.65%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(10/16/92)
Return Before Taxes	–0.43%	3.68%	3.85%	4.06%

Return After Taxes on Distributions	–0.55%	3.55%	3.73%	3.98%

Return After Taxes on Distributions and Sale of Fund Shares	0.75%	3.56%	3.72%	3.96%

Barclays Capital 7-Year Municipal Bond Index				(10/31/92)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

72

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

73

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Class A Shares BASCX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.24%

Fee Waiver or Expense Reimbursement[2]	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.99%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

74

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$398	$658	$937	$1,734

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$398	$658	$937	$1,734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.60% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

75

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

76

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.96%	09/30/09
Worst quarter:	–2.71%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(10/20/97)
Return Before Taxes	–0.05%	3.65%	3.93%	4.07%

Return After Taxes on Distributions	–0.14%	3.48%	3.81%	3.95%

Return After Taxes on Distributions and Sale of Fund Shares	0.90%	3.50%	3.80%	3.93%

Barclays Capital 7-Year Municipal Bond Index				(10/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

77

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

78

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Class A Shares BVAAX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.20%

Fee Waiver or Expense Reimbursement[2]	–0.25%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

79

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$646	$917	$1,689

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$394	$646	$917	$1,689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.54% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

80

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

81

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	4.45%	12/31/08
Worst quarter:	–2.74%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Class A Shares				(5/17/99)
Return Before Taxes	–0.78%	3.73%	3.86%	4.04%

Return After Taxes on Distributions	–0.84%	3.60%	3.76%	3.96%

Return After Taxes on Distributions and Sale of Fund Shares	0.51%	3.60%	3.75%	3.94%

Barclays Capital 7-Year Municipal Bond Index				(5/31/99)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

82

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

83

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Class A Shares BWVAX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	3.00%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.94%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$591	$804	$1,420

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$393	$591	$804	$1,420

84

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.60% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

85

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

86

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Class A Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	4.68%	09/30/09
Worst quarter:	–2.66%	12/31/10

Average Annual Total Returns as of December 31, 2010[1]

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
Class A Shares				(12/17/93)
Return Before Taxes	–0.52%	3.20%	3.66%	4.17%

Return After Taxes on Distributions	–0.54%	3.16%	3.56%	4.08%

Return After Taxes on Distributions and Sale of Fund Shares	0.82%	3.23%	3.60%	4.10%

Barclays Capital 7-Year Municipal Bond Index				(12/31/93)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.24%

[1] Performance date includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA
Executive Director of Sterling Capital and Portfolio Manager Since February 2000

87

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

88

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Class A Shares BNAXX

Investment Objective	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class A
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.98%

Fee Waiver or Expense Reimbursement[1]	–0.30%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.68%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

89

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on February 29, 2012 and the expiration of the current contractual 12b-1 fee limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$69	$282	$512	$1,174

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$69	$282	$512	$1,174

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940). The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

90

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates or that have greater credit risk or other less favorable characteristics. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

91

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 year and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

92

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	0.78%	09/30/07
Worst quarter:	0.00%	12/31/10

Average Annual Total Returns as of December 31, 2010

		Since
	1	Inception
	Year	(8/1/06)
Class A Shares	0.01%	1.47%

As of December 31, 2010, the Fund’s 7-day yield for Class A Shares was 0.01%. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Class A Shares	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

93

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

94

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Class A Shares BBAXX	Class B Shares BPBXX (Not Offered for Sale)	Class C Shares BBCXX

Investment Objective	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.40%	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.23%	0.23%	0.23%

Total Annual Fund Operating Expenses	1.13%	1.63%	1.63%

Fee Waiver or Expense Reimbursement[2]	–0.12%	–0.12%	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.01%	1.51%	1.51%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

95

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$103	$346	$610	$1,363

Class B Shares	$554	$801	$974	$1,788

Class C Shares	$154	$501	$874	$1,922

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$103	$346	$610	$1,363

Class B Shares	$154	$501	$874	$1,788

Class C Shares	$154	$501	$874	$1,922

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

• Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  • High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;

• Asset-backed securities;

• Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

• Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

• Securities issued or guaranteed by state or local government bodies; and

• Repurchase agreements relating to the above instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

96

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

97

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

98

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, Sterling Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	1.23%	03/31/01
Worst quarter:	0.00%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
				(10/1/97)
Class A Shares	0.05%	2.19%	1.87%	2.62%

				(9/2/98)
Class B Shares	–3.95%	1.69%	1.47%	2.28%

				(1/30/02)
Class C Shares	0.05%	1.87%	1.53%	2.36%

[1] Performance for Class B and C Shares for periods prior to inception on September 2, 1998 and January 30, 2002, respectively, is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to each class, but does not reflect applicable Rule 12b-1 fees and expenses. With those adjustment, performance would be lower than that shown.

99

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

As of December 31, 2010, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

100

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Class A Shares BBUXX	Class B Shares BUSXX (Not Offered for Sale)	Class C Shares BUCXX

Investment Objective	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.40%	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.23%	0.23%	0.23%

Total Annual Fund Operating Expenses	1.13%	1.63%	1.63%

Fee Waiver or Expense Reimbursement[2]	–0.14%	–0.14%	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.99%	1.49%	1.49%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[2] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

101

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$101	$344	$608	$1,361

Class B Shares	$552	$799	$972	$1,787

Class C Shares	$152	$499	$872	$1,920

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$101	$344	$608	$1,361

Class B Shares	$152	$499	$872	$1,787

Class C Shares	$152	$499	$872	$1,920

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940). The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

102

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 130 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

103

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	1.18%	03/31/01
Worst quarter:	0%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[1]	Inception[1]
				(10/5/92)
Class A Shares	0.07%	1.77%	1.57%	2.73%

				(10/5/92)
Class B Shares	–3.93%	1.32%	1.21%	2.45%

				(1/30/02)
Class C Shares	0.07%	1.51%	1.28%	2.57%

[1] Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2010, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.

Management	Investment Adviser Sterling Capital Management LLC

104

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

105

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Class A Shares BCGAX	Class B Shares BCGBX (Not Offered for Sale)	Class C Shares BCCCX

Investment Objective	The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.21%	0.21%	0.21%

Acquired Fund Fees and Expenses[2]	0.73%	0.73%	0.73%

Total Annual Fund Operating Expenses	1.69%	2.19%	2.19%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.44%	2.19%	2.19%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

106

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$713	$1,054	$1,418	$2,438

Class B Shares	$622	$985	$1,275	$2,397

Class C Shares	$222	$685	$1,175	$2,524

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$713	$1,054	$1,418	$2,438

Class B Shares	$222	$685	$1,175	$2,397

Class C Shares	$222	$685	$1,175	$2,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.33% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

107

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

108

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	10.36%	09/30/09
Worst quarter:	–7.69%	12/31/08

109

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[2]	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	4.84%	3.05%	2.65%	3.53%

Return After Taxes on Distributions	3.62%	1.75%	1.58%	2.24%

Return After Taxes on Distributions and Sale of Fund Shares	3.22%	2.04%	1.73%	2.36%

				(1/29/99)
Class B Shares	6.52%	3.35%	2.67%	3.59%

				(2/1/01)
Class C Shares	10.49%	3.52%	2.49%	3.41%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

110

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

111

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Class A Shares BAMGX	Class B Shares BBMGX (Not Offered for Sale)	Class C Shares BCMCX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.16%	0.16%	0.16%

Acquired Fund Fees and Expenses[2]	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.67%	2.17%	2.17%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.42%	2.17%	2.17%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

112

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$711	$1,048	$1,408	$2,418

Class B Shares	$620	$979	$1,264	$2,377

Class C Shares	$220	$679	$1,164	$2,503

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$711	$1,048	$1,408	$2,418

Class B Shares	$220	$679	$1,164	$2,377

Class C Shares	$220	$679	$1,164	$2,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.76% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

113

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

114

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	12.85%	09/30/09
Worst quarter:	–12.46%	12/31/08

115

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[2]	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	7.12%	2.09%	1.80%	3.01%

Return After Taxes on Distributions	6.40%	0.94%	0.94%	1.92%

Return After Taxes on Distributions and Sale of Fund Shares	4.76%	1.39%	1.19%	2.10%

				(1/29/99)
Class B Shares	8.97%	2.38%	1.79%	3.02%

				(2/1/01)
Class C Shares	12.90%	2.55%	1.68%	2.92%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001, respectively, is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA
Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital Management LLC and Manager of Quantitative Analysis Since March 2006

116

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

117

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Class A Shares BCMAX	Class B Shares BCMBX (Not Offered for Sale)	Class C Shares BCGCX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.17%	0.17%	0.17%

Acquired Fund Fees and Expenses[2]	0.77%	0.77%	0.77%

Total Annual Fund Operating Expenses	1.69%	2.19%	2.19%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.44%	2.19%	2.19%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

118

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$713	$1,054	$1,418	$2,438

Class B Shares	$622	$985	$1,275	$2,397

Class C Shares	$222	$685	$1,175	$2,524

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$713	$1,054	$1,418	$2,438

Class B Shares	$222	$685	$1,175	$2,397

Class C Shares	$222	$685	$1,175	$2,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.35% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 10% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

119

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, thunder normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

120

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	14.40%	09/30/09
Worst quarter:	–16.43%	12/31/08

121

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years[2]	Inception[1,2]
Class A Shares				(1/29/98)
Return Before Taxes	8.13%	1.01%	0.70%	2.29%

Return After Taxes on Distributions	7.68%	–0.01%	0.01%	1.37%

Return After Taxes on Distributions and Sale of Fund Shares	5.45%	0.63%	0.40%	1.63%

				(1/29/99)
Class B Shares	9.79%	1.27%	0.69%	2.33%

				(2/1/01)
Class C Shares	13.75%	1.44%	0.55%	2.18%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

[1] Performance for Class A Shares for periods prior to inception on January 29, 1998 is based on Institutional Share performance.

[2] Performance for Class B and C Shares for periods prior to inception on January 29, 1999 and February 1, 2001 is based on Class A Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

122

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

123

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Class A Shares BCAAX	Class B Shares BCABX (Not Offered for Sale)	Class C Shares BCACX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 161 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00% [1]	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.25%	0.25%	0.25%

Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%

Other Expenses	0.30%	0.30%	0.30%

Acquired Fund Fees and Expenses[2]	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.83%	2.33%	2.33%

Fee Waiver or Expense Reimbursement[3]	–0.25%	0.00%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	1.58%	2.33%	2.33%

1 A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3] The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

124

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$726	$1,095	$1,486	$2,580

Class B Shares	$636	$1,027	$1,345	$2,541

Class C Shares	$236	$727	$1,245	$2,666

You would pay the following expenses if you did not redeem your shares:

	1	3	5	10
	Year	Years	Years	Years
Class A Shares	$726	$1,095	$1,486	$2,580

Class B Shares	$236	$727	$1,245	$2,541

Class C Shares	$236	$727	$1,245	$2,666

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.32% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds that invest mainly in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

125

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

126

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	16.80%	06/30/09
Worst quarter:	–22.06%	12/31/08

127

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Class A Shares			(3/19/01)
Return Before Taxes	8.13%	–0.91%	0.78%

Return After Taxes on Distributions	7.89%	–1.94%	0.14%

Return After Taxes on Distributions and Sale of Fund Shares	5.44%	–0.80%	0.61%

			(3/19/01)
Class B Shares	9.85%	–0.64%	0.77%

			(3/19/01)
Class C Shares	13.94%	–0.40%	0.65%

S&P 500® Index			(3/31/01)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	2.77%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

128

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

129

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are summarized under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus.

Stock Funds

Select Equity Fund, Mid Value Fund, Small Value Fund, International Fund, Special Opportunities Fund and Equity Income Fund (“Stock Funds”)

All Stock Funds (except the International Fund):  Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 50% of the value of its total assets for the Special Opportunities Fund and Equity Income Fund).

Select Equity Fund — The Fund may invest in exchange-traded funds and other registered investment companies that invest in commodity-related securities, such as securities of mining or mineral companies, in order to provide exposure to the investment returns of commodities markets without investing directly in physical commodities, such as oil, metals and agricultural products.

International Fund — The Fund may invest up to 10% of its net assets in listed and over-the-counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan and the United Kingdom.

The Fund may invest in ADRs, Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) issued by sponsored or unsponsored facilities.

The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Fund’s Sub-Adviser, the portfolio manager may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Fund’s Sub-Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and exchange-traded funds, in order to increase or reduce market exposure. The Fund’s Sub-Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Fund’s Sub-Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash.

To the extent permitted by the 1940 Act, the Fund may invest in exchange traded funds and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

130

Additional Investment Strategies and Risks

Bond Funds

Short-Term Bond Fund, Intermediate U.S. Government Fund and Total Return Bond Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

All Bond Funds:  Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Short-Term Bond Fund — The Fund may invest in short-term obligations and the shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund — The Fund may also invest in short-term obligations, and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures.  If deemed appropriate under the circumstances, each Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Money Market Funds

National Tax-Free Money Market Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (the “Money Market Funds”)

National Tax-Free Money Market Fund — The Fund may invest up to 20% of its assets in securities the interest income from which may be subject to federal alternative minimum tax for individual shareholders.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

131

Additional Investment Strategies and Risks

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risks as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of Sterling Capital Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities under Rule 2a-7 of the 1940 Act. Eligible Securities include:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in one of the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Certain of the securities in which the Fund invests pay interest at a rate that is periodically adjusted (“adjustable rate securities”). The Fund is generally structured to target a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Fund’s Sub-Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy.

The Fund’s Sub-Adviser generally shortens the Fund’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Fund’s Sub-Adviser selects securities used to shorten or extend the Fund’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns. In targeting a dollar-weighted average portfolio maturity range, the Fund’s Sub-Adviser also will consider the tax-exempt securities available.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash or investing its assets in certain taxable or other securities (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements) in response to unusual circumstances, such as, for example: adverse market, economic or other conditions; to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. This may cause the Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Prime Money Market Fund — The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; and (ii) for purposes of applying the concentration limitation, bank instruments also include obligations or instruments that are credit enhanced by a bank.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of Sterling Capital Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

The Fund is generally structured to invest in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Fund’s Sub-Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Fund’s Sub-Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the dollar-weighted average maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash, shortening the portfolio’s dollar-weighted average maturity, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objectives.

U.S. Treasury Money Market Fund — Temporary Defensive Measures.  For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program, (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an Eligible Security, as defined in Rule 2a-7 under the 1940 Act that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

On October 14, 2008, the FDIC announced a Temporary Liquidity Guarantee Program, under which the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities through the earlier of maturity date of the debt or June 30, 2012. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local taxes.

Funds of Funds

Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund and Strategic Allocation Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

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With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds, Bond Funds and the National Tax-Free Money Market Fund

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading — Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Temporary Defensive Measures — If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Investment Strategies.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

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Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the SAI for additional details regarding these and other permissible investments.

				Delayed			Forward		High-Yield/
	Asset-			Delivery/			Foreign	Guaranteed	High-Risk		Investment	Investment
	Backed	Common	Convertible	When-		Emerging	Currency	Investment	Debt	Illiquid	Company	Grade
Sterling Capital Funds	Securities	Stock	Securities	Issueds	Derivatives	Markets	Contracts	Contracts	Securities	Securities	Securities	Bonds

Stock Funds

Select Equity Fund	X	X	X	X	X			X	X	X	X	X

Mid Value Fund		X	X		X					X	X

Small Value Fund		X	X	X	X					X	X

International Fund	X	X	X	X	X	X	X	X	X	X	X	X

Special Opportunities Fund	X	X	X	X	X			X	X	X	X	X

Equity Income Fund	X	X	X	X	X			X	X	X	X	X

Bond Funds

Short-Term Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Intermediate U.S. Government Fund	X			X	X			X		X	X	X

Total Return Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X

Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X

North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

Money Market Funds

National Tax-Free Money Market Fund				X				X		X	X

Prime Money Market Fund	X			X				X		X	X

U.S. Treasury Money Market Fund											X

Funds of Funds

Strategic Allocation Conservative Fund				X							X

Strategic Allocation Moderate Fund				X							X

Strategic Allocation Growth Fund				X							X

Strategic Allocation Equity Fund				X							X

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Additional Investment Strategies and Risks

				Non. U.S.		Real					U.S.	U.S.		Variable and		Zero-
Money	Mortgage-	Mortgage		Traded		Estate		Reverse		Trust	Government	Traded	U.S.	Floating		Coupon
Market	Backed	Dollar	Municipal	Foreign	Preferred	Investment	Restricted	Repurchase	Securities	Preferred	Agency	Foreign	Treasury	Rate		Debt
Instruments	Securities	Rolls	Securities	Securities	Stocks	Trusts (REITs)	Securities	Agreements	Lending	Securities	Securities	Securities	Obligations	Instruments	Warrants	Obligations

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X				X	X	X			X	X	X	X	X		X

X				X	X	X			X		X	X	X		X

X				X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X		X				X	X	X		X		X	X		X

X	X		X				X	X	X		X	X	X	X		X

X									X				X			X

X							X				X		X

X							X				X		X

X							X				X		X

X							X				X		X

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Additional Information about the Funds’ Investments

Principal Investments

The following investments are principal investments for one or more Sterling Capital Funds.

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock:  Shares of ownership of a company.

Convertible Securities:  Bonds or preferred stock that convert to common stock.

Derivatives:  Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts:  Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options:  A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options:  A security that combines features of options with securities trading using composite stock indices.

Structured Products:  Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps:  An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets:  Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):  EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”):  GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):  ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations:  U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds:  Issued by Canadian provinces.

Sovereign Bonds:  Issued by the government of a foreign country.

Supranational Bonds:  Issued by supranational entities, such as the World Bank and European Investment Bank.

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High-Yield/High-Risk Debt Securities:  High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities:  Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Money Market Funds may only invest in shares of other money market funds. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds:  A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”):  ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. BlackRock’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds:  Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments:  Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.

Bankers’ Acceptances:  Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:  Negotiable instruments with a stated maturity.

Commercial Paper:  Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:  The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:  Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

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Variable Amount Master Demand Notes:  Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations:  Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments:  Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks:  Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Securities Lending:  The lending of up to 33 1/3% of the Fund’s total assets, plus the assets received by the Fund as collateral for securities loaned. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:  U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants:  Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The following investments are non-principal investments for one or more Sterling Capital Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:  A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Forward Foreign Currency Contracts:  An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

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Additional Investment Strategies and Risks

Guaranteed Investment Contracts:  Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities:  Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Real Estate Investment Trusts (“REITS”):  Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities:  Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations:  Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more Sterling Capital Fund.

Commodity ETF Risk.  In addition to the risks described under “ETF Risk” below, the value of a Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Credit Enhancement Risk.  The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Emerging Markets Risk.  The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Additional Investment Strategies and Risks

Estimated Maturity Risk.  The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Investment Risk.  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Risks Associated with Investing Share Proceeds.  On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative.  To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

142

Additional Investment Strategies and Risks

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Middle Capitalization Company Risk.  Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Mortgage-Backed and Asset-Backed Securities Risk.  Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

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Additional Investment Strategies and Risks

Pre-Payment/Call Risk.  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay — higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Sector Risk.  The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investment of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Small Company Risk.  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk.  While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk.  The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Inverse Market Risk.  The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Political Risk.  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk.  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

144

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of October 1, 2010, Sterling Capital had approximately $31 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, Sterling Capital operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, Sterling Capital also provides trust, investment and retail and wholesale insurance services. Sterling Capital has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have requested exemptive relief from the Securities and Exchange Commission (“SEC”) to permit Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders, and if Sterling Capital obtains an exemptive order from the SEC, Sterling Capital will have the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been requested only with respect to unaffiliated sub-advisers and there is no guarantee that the SEC will grant exemptive relief.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which Sterling Capital has retained a separate sub-adviser, Sterling Capital (and not the Fund) pays a portion of the advisory fees it receives to the sub-adviser in return for its services.

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Fund Management

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2010:1

Percentage of average net
assets for the fiscal year
ended 09/30/10
Select Equity Fund	0.59%

Mid Value Fund	0.64%

Small Value Fund	0.68%

International Fund	0.57%

Special Opportunities Fund	0.79%

Equity Income Fund	0.69%

Short-Term Bond Fund	0.44%

Intermediate U.S. Government Fund	0.47%

Total Return Bond Fund	0.47%

Kentucky Intermediate Tax-Free Fund	0.39%

Maryland Intermediate Tax-Free Fund	0.39%

North Carolina Intermediate Tax-Free Fund	0.44%

South Carolina Intermediate Tax-Free Fund	0.44%

Virginia Intermediate Tax-Free Fund	0.44%

West Virginia Intermediate Tax-Free Fund	0.44%

National Tax-Free Money Market Fund	0.16%

Prime Money Market Fund	0.11%

U.S. Treasury Money Market Fund	−0.09%

Strategic Allocation Conservative Fund	−0.01%

Strategic Allocation Balanced Fund	−0.01%

Strategic Allocation Growth Fund	−0.01%

Strategic Allocation Equity Fund	−0.06%

1 Sterling Capital Management LLC replaced BB&T Asset Management, Inc. (“BB&T Asset Management”) as the investment adviser and administrator to the Sterling Capital Funds on October 1, 2010. Prior to this date, advisory fees for each Fund (other than Small Value Fund) were paid to BB&T Asset Management. Sterling Capital served as investment adviser to Small Value Fund prior to October 1, 2010 and received the advisory fees with respect to that Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital and sub-advisory agreements with Artio Global Management, LLC (“Artio Global”), Scott & Stringfellow, LLC (“Scott & Stringfellow”) and Federated Investment Management Company (“Federated IMC”), is available in the Funds’ annual report to shareholders for the period ended September 30, 2010.

The Investment Sub-Advisers

International Fund.  Artio Global serves as the sub-adviser to the International Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Artio Global Sub-Advisory Agreement”). Under the Artio Global Sub-Advisory Agreement, Artio Global manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of the Sterling Capital Funds Board of Trustees and Sterling Capital and in accordance with the Fund’s investment objective.

Artio Global, located at 330 Madison Avenue, New York, NY 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2010, Artio Global had approximately $53.9 billion in assets under management.

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Fund Management

Special Opportunities Fund and Equity Income Fund.  Scott & Stringfellow serves as the sub-adviser to the Special Opportunities Fund and the Equity Income Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Scott & Stringfellow Sub-Advisory Agreement”). Under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of Sterling Capital Funds’ Board of Trustees and Sterling Capital and in accordance with the Funds’ investment objectives.

Scott & Stringfellow’s address is: 901 E. Byrd Street, Riverfront Plaza, West Tower, Richmond, VA 23219. Scott & Stringfellow is a wholly-owned subsidiary of BB&T and an affiliate of Sterling Capital. As of September 30, 2010, Scott & Stringfellow had $20.8 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.

National Tax-Free Money Market Fund and Prime Money Market Fund.  Federated IMC serves as the sub-adviser to the National Tax-Free Money Market Fund and Prime Money Market Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Federated IMC Sub-Advisory Agreement”). Under the Federated IMC Sub-Advisory Agreement, Federated IMC manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of the Sterling Capital Funds’ Board of Trustees and Sterling Capital and in accordance with the Funds’ investment objective, policies and restrictions.

Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 135 mutual funds and separate accounts, which totaled approximately $341.3 billion in assets as of September 30, 2010. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,339 employees.

Portfolio Managers

Select Equity Fund.  Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan is an Executive Director of Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.

Mid Value Fund.  Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is an Executive Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2004. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

Small Value Fund.  Eduardo Brea, Managing Director and Equity Portfolio Manager, is responsible for the day-to-day investment decisions of the Small Value Fund. Mr. Brea has been with Sterling Capital and its predecessors since 1995 and has over 20 years of investment experience. Mr. Brea received a B.S. degree from the University of Florida and a M.B.A. from the University of South Florida.

International Fund.  Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity with Artio Global. Mr. Younes has been the Head of International Equities for Artio Global and its predecessors since 2001. Mr. Younes has been responsible for management of the International Fund since July 2007. He is primarily responsible for the day-to-day management of the International Fund.

Richard Charles Pell, Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global. Mr. Pell has been Chief Investment Officer of the Artio Global and its predecessors since 1995, and assumed the role of Chief Executive Officer in 2007. He has been responsible for management of the International Equity Fund since July 2007. Mr. Pell also is primarily responsible for the day-to-day management of the International Equity Fund.

Special Opportunities Fund and Equity Income Fund.  George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, and serves as Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Mr. Shipp has been with Scott & Stringfellow since 1982.

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Fund Management

Intermediate U.S. Government Fund.  Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director and Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010.

Total Return Bond Fund and Short-Term Bond Fund.  Mark Montgomery, CFA, has been Portfolio Manager of the Total Return Bond Fund since January 2008 and has been Portfolio Manager of the Short-Term Bond Fund since February 2011. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He has been with Sterling Capital and its predecessors since 1997. Prior to 1997, he worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team.

Richard T. LaCoff has been Co-Portfolio Manager of the Total Return Bond Fund and the Short-Term Bond Fund since February 2011. Mr. LaCoff is a Managing Director and Fixed Income Portfolio Manager of Sterling Capital. He joined Sterling Capital in 2007. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. Prior to RiverSource, he developed domestic as well as international fixed experience during his nine year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. Additionally, he managed taxable and tax exempt portfolios at Vanguard Group.

Tax-Free Bond Funds.  Robert Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010.

Funds of Funds.  All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, and Strategic Allocation Equity Fund are made by the Sterling Capital Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will G. Gholston.

Mr.Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe is a Managing Director and Chief Investment Officer with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has over 25 years of banking, research and investment experience and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan is an Executive Director with Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is a Director and Manager of Quantitative Analysis with Sterling Capital. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Gholston has 10 years of investment experience and holds a B.A. in Economics from the University of North Carolina, Chapel Hill.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

148

Fund Management

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) (formerly PNC Global Investment Servicing (U.S.) Inc.), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter of each Fund’s shares. The Distributor may use the 12b-1 fees that it receives from the Funds to defray the costs of advancing commissions to brokers and to provide financial assistance in connection with marketing and distribution expenses such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

149

Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Class B shares of the Funds are closed to new purchases. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Stock Funds, Bond Funds and Funds of Funds:	Front-end sales charges, as described on page 161 and in the SAI.

•	Money Market Funds:	No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 165 and in the SAI.

•	Distribution and shareholder service fees of 0.50% of average daily net assets.[1]	(0.25% for the Mid Value Fund and the West Virginia Intermediate Tax-Free Fund)

•	Offered By:

	Select Equity Fund	North Carolina Intermediate Tax-Free Fund
	Mid Value Fund	South Carolina Intermediate Tax-Free Fund
	Small Value Fund	Virginia Intermediate Tax-Free Fund
	International Fund	West Virginia Intermediate Tax-Free Fund
	Special Opportunities Fund	National Tax-Free Money Market Fund
	Equity Income Fund	Prime Money Market Fund
	Short-Term Bond Fund	U.S. Treasury Money Market Fund
	Intermediate U.S. Government Fund	Strategic Allocation Conservative Fund
	Total Return Bond Fund	Strategic Allocation Balanced Fund
	Kentucky Intermediate Tax-Free Fund	Strategic Allocation Growth Fund
	Maryland Intermediate Tax-Free Fund	Strategic Allocation Equity Fund

1 The Distributor of the Select Equity Fund, Small Value Fund, International Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund and National Tax-Free Money Market Fund has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares to 0.25% for the period from February 1, 2011 through January 31, 2012.

Class B Shares

Class B shares of the Funds are closed to new purchases.

If you hold Class B shares, you may:

•	Continue as a Class B shareholder;

•	Continue to reinvest dividends and distributions into Class B shares; and

•	Exchange your Class B shares of a Sterling Capital Fund for Class B shares of other Sterling Capital Funds, as permitted by existing exchange privileges.

Investors are no longer able to invest in Class B shares through an automatic investment plan.

All other Class B share characteristics, including those described below, remain unchanged.

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page 162.

•	Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

150

Shareholder Information

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page 162.

•	Maximum investment for all Class C purchases: None

•	Offered By:

	Select Equity Fund	Total Return Bond Fund
	Mid Value Fund	Prime Money Market Fund
	Small Value Fund	U.S. Treasury Money Market Fund
	International Fund	Strategic Allocation Conservative Fund
	Special Opportunities Fund	Strategic Allocation Balanced Fund
	Equity Income Fund	Strategic Allocation Growth Fund
	Intermediate U.S. Government Fund	Strategic Allocation Equity Fund

For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a sales charge.

The Funds also offer Institutional and Class R Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; or to employees of Sterling Capital. Individuals purchasing Institutional Shares through an intermediary approved by the Fund are not subject to the minimum initial investment amount for Institutional Shares. Class R Shares are available only to certain specified benefits plans, such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs, and to certain registered investment adviser platforms and wrap products. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

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Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities Number of Shares Outstanding

Generally, for Funds other than the Money Market Funds, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

Money Market Funds

The NAV of the Prime Money Market Fund and U.S. Treasury Money Market Fund will be determined at 3:00 p.m. Eastern time on days the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. The NAV for the National Tax-Free Money Market Fund will be determined at 12:00 p.m. Eastern time on days the NYSE and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Money Market Funds may elect to be open, in their discretion, if it is determined to be in shareholders’ best interests. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing each Fund’s investments, please see the SAI.

Other Funds

The per share NAV for each Fund (other than the Money Market Funds) is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 168.

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Shareholder Information

Purchasing and Adding to Your Shares

You may purchase Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Class B shares of the Funds are closed to new purchases. Not all Funds or classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

	Minimum Initial	Minimum
Account type	Investment	Subsequent
Class A or Class C only

Regular	$1,000	$0

Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashiers checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

A Fund may waive its minimum purchase requirement. A Fund’s transfer agent may reject a purchase order if the transfer agent considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Sterling Capital Funds.”

3.	Mail to: Sterling Capital Funds P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:

•	Sterling Capital Funds/Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number
Include your account number on your check.

3.	Mail to: Sterling Capital Funds P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

1.	See instructions 1-2 above for subsequent investments by mail.

2.	Mail to: Sterling Capital Funds 101 Sabin Street, Pawtucket, RI 02860

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Subsequent Investments:

1.	Go to www.sterlingcapitalfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762. Follow the instructions below after receiving your confirmation number.

For subsequent investments:

Please provide your bank the following information:

Bank:	PNC Bank
ABA:	031000053
Account Name:	Sterling Capital Funds
Acct #:	8611727598
FBO:	account name, fund number, fund name, and account number at Sterling Capital Funds

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

Automatic Investment Plan

You can make automatic investments in Class A or C Shares of the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $25 minimum required to open the account. To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.
Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Sterling Capital Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B and Class C Shares, because Class A Shares have lower distribution expenses than Class B and Class C Shares. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds (except the International Equity Fund) and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the International Equity Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

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Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page 159.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more; (ii) employees of Sterling Capital Funds, BB&T and its affiliates; (iii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iv) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 159).

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 159).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Requirements” on page 159)

1.	See instruction 1 above for selling your shares by mail.

2.	Mail to: Sterling Capital Funds, 101 Sabin Street, Pawtucket, RI 02860.

By Wire Transfer

You must indicate this option on your application.

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Shareholder Information

Selling Your Shares
continued

The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, Sterling Capital Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and the U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge a fee for this service.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and the U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemption by Check Writing — Money Market Funds Only

Shareholders of record may write checks in amounts of $100 or more on your account in Class A Shares of the National Tax-Free Money Market Fund, Prime Money Market Fund or the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days’ written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

In addition, shareholders who invest through certain financial intermediaries may be eligible for check writing privileges for amounts less than $100 on Class A Shares of National Tax-Free Money Market Fund, Prime Money Market Fund or U.S. Treasury Money Market Fund. Please contact your financial intermediary for information.

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Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing if:

•	You are requesting redemption from an Individual Retirement Account (“IRA”).

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

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Shareholder Information

General Policies on Selling Shares
continued

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

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Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Stock Funds, Funds of Funds, Intermediate U.S. Government Fund, and Total Return Bond Fund

	Sales Charge	Sales Charge
Your	as a % of	as a % of
Investment	Offering Price	Your Investment
Up to $49,999	5.75%	6.10%

$50,000 to $99,999	4.50%	4.71%

$100,000 up to $249,999	3.50%	3.63%

$250,000 up to $499,999	2.50%	2.56%

$500,000 up to $999,999	2.00%	2.04%

$1,000,000 and above[1]	0.00%	0.00%

For the Tax-Free Bond Funds and the Short-Term Bond Fund

	Sales Charge	Sales Charge
Your	as a % of	as a % of
Investment	Offering Price	Your Investment
Up to $49,999	3.00%	3.09%

$50,000 to $99,999	2.50%	2.56%

$100,000 up to $249,999	2.00%	2.04%

$250,000 up to $499,999	1.50%	1.52%

$500,000 up to $999,999	1.00%	1.01%

$1,000,000 and above[1]	0.00%	0.00%

1 There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of Sterling Capital Funds, BB&T and its affiliates; (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iii) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of Sterling Capital Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million.

For the Money Market Funds
Class A Shares

No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 165 and in the SAI.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

Class B Shares are not offered for new purchases. However, if you currently hold Class B Shares and you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule to the right. There is no CDSC on reinvested dividends or distributions.

Years	CDSC as a % of
Since	Dollar Amount
Purchase	Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature — Class B Shares

•	Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.

•	After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which may increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

•	The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

•	Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•	Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the Sterling Capital Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

•	Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

•	Sterling Capital Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Sterling Capital Fund subject to a sales load);

•	Class A Shares purchased directly from the Funds online at www.sterlingcapitalfunds.com;

•	Investors who beneficially hold Institutional shares of any Fund of the Sterling Capital Funds;

•	Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and

•	Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

Class B and C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by Sterling Capital or shares redeemed involuntarily in a similar situation.

Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.sterlingcapitalfunds.com.

Reinstatement Privilege

If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund (0.25% for the Mid Value Fund and the West Virginia Intermediate Tax Free Fund).

•	Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, defrays the costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

164

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.

Systematic Exchanges

You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one Sterling Capital Fund for shares of the same class of another Sterling Capital Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to Sterling Capital Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page 160. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your Sterling Capital Funds account and $1,000 in the Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.
Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page 157 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

165

Shareholder Information

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly reported by the Fund (generally on IRS Form 1099) as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with 0% rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income and this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. Neither the Bond Funds nor the Money Market Funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

166

Shareholder Information

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund and National Tax-Free Money Market Fund Shareholders.  Distributions from the Tax-Free Bond Funds and the National Tax-Free Money Market Fund of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or the National Tax-Free Money Market Fund may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders.  A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders

Special Considerations for Shareholders of Funds Investing in Foreign Securities.  Income and gains from a Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Under normal circumstances, the International Fund will be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If the International Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its federal income tax return, subject to certain limitations. Shareholders in Funds other than the International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders.  In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2012, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not have been subject to federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Funds. It is currently unclear whether Congress will extend these exemptions for taxable years beginning on or after January 1, 2012. A Fund may opt not to separately report the portion of its distributions that would be eligible for these withholding tax exemptions.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

167

Shareholder Information

Backup Withholding.  Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.  Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds and the National Tax-Free Money Market Fund) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information about the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Total Return Bond Fund, Select Equity Fund, Small Value Fund, International Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®*”).

168

Shareholder Information

*iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

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170

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2010 are incorporated by reference into the Funds’ SAI, which is available upon request.

171

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/
	Value,	investment		unrealized	Total from	Net	Net realized	Return
	Beginning	income		gains (losses)	Investment	investment	gains on	of	Total
	of Period	(loss)		on investments	Activities	income	investments	Capital	Distributions

Select Equity Fund Class A
Year Ended September 30, 2010	$10.08	0.10	[c]	0.45	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$11.31	0.11	[c]	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15	[c]	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Year Ended September 30, 2007	$20.33	0.24	[c]	2.14	2.38	(0.23)	(3.35)	—	(3.58)
Year Ended September 30, 2006	$19.47	0.30	[c]	2.30	2.60	(0.30)	(1.44)	—	(1.74)
Mid Value Fund Class A
Year Ended September 30, 2010	$10.81	0.04	[c]	1.27	1.31	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$10.50	0.02	[c]	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02	[c]	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Year Ended September 30, 2007	$13.49	0.04	[c]	2.13	2.17	(0.04)	(0.69)	—	(0.73)
Year Ended September 30, 2006	$13.35	0.03	[c]	1.60	1.63	(0.04)	(1.45)	—	(1.49)
Small Value Fund Class A
February 1, 2010 to September 30, 2010[d]	$10.55	0.04	[c]	0.63	0.67	(0.03)	—	—	(0.03)
International Fund Class A
Year Ended September 30, 2010	$4.97	0.02	[c]	0.13	0.15	(0.10)	—	—	(0.10)
Year Ended September 30, 2009	$5.31	0.06	[c]	(0.28)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.41	0.08	[c]	(2.41)	(2.33)	(0.02)	(0.75)	—	(0.77)
Year Ended September 30, 2007	$11.06	0.12	[c]	1.82	1.94	(0.07)	(4.52)	—	(4.59)
Year Ended September 30, 2006	$9.58	0.14	[c]	1.49	1.63	(0.15)	—	—	(0.15)
Special Opportunities Fund Class A
Year Ended September 30, 2010	$14.66	(0.06)[c]		1.33	1.27	—	—	—	—
Year Ended September 30, 2009	$15.34	—	[c,f]	— [f]	— [f]	— [f]	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)[c]		(2.12)	(2.20)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.43	(0.01)[c]		3.47	3.46	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)		1.69	1.65	—	(0.79)	—	(0.79)
Equity Income Fund Class A
Year Ended September 30, 2010	$11.43	0.30	[c]	1.56	1.86	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$12.35	0.30	[c]	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43	[c]	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Year Ended September 30, 2007	$13.36	0.36	[c]	2.31	2.67	(0.32)	(0.68)	—	(1.00)
Year Ended September 30, 2006	$12.09	0.28		1.58	1.86	(0.32)	(0.27)	—	(0.59)
Short-Term Bond Fund Class A
Year Ended September 30, 2010	$9.66	0.16	[c]	0.10	0.26	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$9.54	0.24	[c]	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$9.52	0.33	[c]	0.07	0.40	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$9.48	0.36	[c]	0.07	0.43	(0.39)	—	—	(0.39)
Year Ended September 30, 2006	$9.50	0.28	[c]	0.01 [g]	0.29	(0.31)	—	—	(0.31)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Period from commencement of operations.

[e]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including the proceeds, the funds total return would have been 6.01%.

[f]	Amount is less than $0.005.

[g]	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

172

Class A Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[a]	(000)	assets[b]	assets[b]	assets*[b]	rate**[a]

$10.52	5.47%	$28,849	1.09%	0.98%	1.48%	119.85%
$10.08	(9.67)%	$29,290	1.06%	1.25%	1.45%	92.97%
$11.31	(29.46)%	$36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%	$58,771	1.16%	1.25%	1.47%	68.60%
$20.33	14.29%	$48,656	1.14%	1.53%	1.43%	34.83%

$12.08	12.09%	$18,890	1.20%	0.33%	1.30%	45.02%
$10.81	3.24%	$10,717	1.21%	0.19%	1.26%	46.83%
$10.50	(22.00)%	$28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%	$16,811	1.16%	0.27%	1.20%	58.59%
$13.49	13.18%	$13,393	1.13%	0.23%	1.18%	53.92%

$11.19	6.39%[e]	$5,389	1.40%	0.49%	1.91%	95.89%

$5.02	3.01%	$3,788	1.79%	0.49%	2.49%	145.31%
$4.97	(3.78)%	$3,333	1.74%	1.34%	2.13%	223.19%
$5.31	(30.82)%	$3,524	1.56%	1.11%	1.99%	112.65%
$8.41	20.13%	$5,204	1.38%	1.02%	1.75%	129.80%
$11.06	17.04%	$4,202	1.40%	1.37%	1.75%	36.22%

$15.93	8.66%	$202,670	1.29%	(0.38)%	1.55%	25.65%
$14.66	1.74%	$175,319	1.28%	0.02%	1.54%	45.22%
$15.34	(12.61)%	$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%	$124,136	1.28%	(0.04)%	1.53%	49.43%
$16.43	11.16%	$81,883	1.28%	(0.26)%	1.53%	58.01%

$13.05	16.42%	$143,283	1.19%	2.43%	1.45%	21.63%
$11.43	(5.33)%	$99,480	1.18%	2.93%	1.45%	37.13%
$12.35	(12.47)%	$98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%	$97,491	1.19%	2.53%	1.44%	37.85%
$13.36	15.79%	$60,059	1.20%	2.28%	1.45%	45.38%

$9.68	2.75%	$7,747	0.95%	1.66%	1.36%	55.50%
$9.66	4.57%	$4,909	0.98%	2.44%	1.38%	89.57%
$9.54	4.23%	$4,680	0.90%	3.42%	1.30%	48.20%
$9.52	4.67%	$3,978	0.91%	3.77%	1.31%	44.10%
$9.48	3.12%	$6,233	0.89%	2.99%	1.29%	98.08%

173

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/
	Value,	investment		unrealized	Total from	Net	Net realized
	Beginning	income		gains (losses)	Investment	investment	gains on	Total
	of Period	(loss)		on investments	Activities	income	investments	Distributions

Intermediate U.S. Government Fund Class A
Year Ended September 30, 2010	$10.56	0.29	[a]	0.27	0.56	(0.32)	—	(0.32)
Year Ended September 30, 2009	$10.03	0.33	[a]	0.55	0.88	(0.35)	—	(0.35)
Year Ended September 30, 2008	$9.93	0.41	[a]	0.11	0.52	(0.42)	—	(0.42)
Year Ended September 30, 2007	$9.89	0.42	[a]	0.04	0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41	[a]	(0.11)	0.30	(0.42)	—	(0.42)
Total Return Bond Fund Class A
Year Ended September 30, 2010	$10.78	0.43	[a]	0.61	1.04	(0.49)	(0.01)	(0.50)
Year Ended September 30, 2009	$9.88	0.45	[a]	0.90	1.35	(0.45)	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43	[a]	(0.21)	0.22	(0.46)	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44	[a]	0.01	0.45	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42	[a]	(0.12)	0.30	(0.44)	(0.05)	(0.49)
Kentucky Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$10.68	0.29	[a]	0.25	0.54	(0.29)	(0.10)	(0.39)
Year Ended September 30, 2009	$9.88	0.33	[a]	0.89	1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32	[a]	(0.18)	0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32	[a]	(0.06)	0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30		0.06	0.36	(0.30)	—	(0.30)
Maryland Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$10.97	0.28	[a]	0.24	0.52	(0.28)	— [b]	(0.28)
Year Ended September 30, 2009	$10.04	0.30	[a]	1.01	1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31	[a]	(0.11)	0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31	[a]	0.03	0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29		0.10	0.39	(0.29)	—	(0.29)
North Carolina Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$10.87	0.30	[a]	0.20	0.50	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2009	$10.09	0.33	[a]	0.88	1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35	[a]	(0.20)	0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35	[a]	(0.04)[a]	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36		— [b]	0.36	(0.35)	(0.09)	(0.44)
South Carolina Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$10.68	0.30	[a]	0.25	0.55	(0.30)	—	(0.30)
Year Ended September 30, 2009	$9.95	0.33	[a]	0.90	1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34	[a]	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34	[a]	(0.05)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34		(0.01)	0.33	(0.34)	(0.18)	(0.52)
Virginia Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$12.07	0.33	[a]	0.18	0.51	(0.33)	(0.11)	(0.44)
Year Ended September 30, 2009	$11.11	0.36	[a]	1.05	1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37	[a]	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38	[a]	(0.04)	0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40		(0.05)	0.35	(0.39)	(0.06)	(0.45)
West Virginia Intermediate Tax-Free Fund Class A
Year Ended September 30, 2010	$10.04	0.33	[a]	0.15	0.48	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2009	$9.36	0.33	[a]	0.69	1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$9.71	0.33	[a]	(0.33)	—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$9.79	0.35	[a]	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$9.85	0.39		(0.02)	0.37	(0.37)	(0.06)	(0.43)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

174

Class A Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$9,654	0.92%	4.08%	1.29%	116.07%
$9.93	4.78%	$9,050	0.93%	4.27%	1.30%	85.83%
$9.89	3.08%	$9,748	0.92%	4.21%	1.29%	127.13%

$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$9.88	2.06%	$8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$6,407	0.93%	4.16%	1.29%	226.36%

$10.83	5.25%	$8,380	0.94%	2.76%	1.40%	20.68%
$10.68	12.71%	$6,999	0.92%	3.18%	1.37%	33.56%
$9.88	1.34%	$5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$2,729	0.91%	3.02%	1.37%	64.55%

$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%
$10.97	13.44%	$8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$1,966	0.85%	2.89%	1.41%	219.80%

$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%

$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$9.95	0.94%	$7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$4,001	0.93%	3.30%	1.35%	80.24%

$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%

$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.06%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%

175

Other Information About the Funds

Financial Highlights
continued

	Investment Activities					Distributions
	Net Asset	Net		Net realized/
	Value,	investment		unrealized		Total from	Net	Net realized
	Beginning	income		gains (losses)		Investment	investment	gains on	Total
	of Period	(loss)		on investments		Activities	income	investments	Distributions

National Tax-Free Money Market Fund Class A
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	0.01	[c]	—	[d]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	[c]	—	[d]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	[c]	—		0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006[e]	$1.00	—	[d]	—		— [d]	— [d]	—	— [d]
Prime Money Market Fund Class A
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	0.01	[c]	—	[d]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	[c]	—	[d]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.04	[c]	—		0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—	[d]	0.04	(0.04)	—	(0.04)
U.S. Treasury Money Market Fund Class A
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	—	[c,d]	—		— [d]	— [d]	—	— [d]
Year Ended September 30, 2008	$1.00	0.02	[c]	—	[d]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[c]	—		0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Strategic Allocation Conservative Fund Class Af
Year Ended September 30, 2010	$8.50	0.26	[c]	0.57		0.83	(0.27)	—	(0.27)
Year Ended September 30, 2009	$8.43	0.23	[c]	0.21		0.44	(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26	[c]	(1.24)		(0.98)	(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$9.96	0.34	[c]	0.53		0.87	(0.30)	—	(0.30)
Year Ended September 30, 2006	$9.76	0.31	[c]	0.22		0.53	(0.33)	—	(0.33)
Strategic Allocation Balanced Fund Class Af
Year Ended September 30, 2010	$7.79	0.18	[c]	0.60		0.78	(0.18)	—	(0.18)
Year Ended September 30, 2009	$7.77	0.16	[c]	0.02		0.18	(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17	[c]	(1.86)		(1.69)	(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29	[c]	0.87		1.16	(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$9.79	0.24	[c]	0.45		0.69	(0.26)	—	(0.26)
Strategic Allocation Growth Fund Class Af
Year Ended September 30, 2010	$7.11	0.13	[c]	0.58		0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.33	0.12	[c]	(0.22)		(0.10)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11	[c]	(2.21)		(2.10)	(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25	[c]	1.08		1.33	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$9.68	0.20	[c]	0.56		0.76	(0.21)	—	(0.21)
Strategic Allocation Equity Fund Class Af
Year Ended September 30, 2010	$6.77	0.10	[c]	0.56		0.66	(0.10)	—	(0.10)
Year Ended September 30, 2009	$7.41	0.07	[c]	(0.65)		(0.58)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04	[c]	(2.76)		(2.72)	(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21	[c]	1.43		1.64	(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17	[c]	0.83		1.00	(0.19)	(0.19)	(0.38)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Amount is less than $0.005.

[e]	Period from commencement of operations.

[f]	The expense ratios exclude the impact of fee/expenses paid by each underlying fund.

176

Class A Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[a]	(000)	assets[b]	assets[b]	assets*[b]	rate**

$1.00	0.01%	$104	0.42%	0.01%	0.99%	—
$1.00	0.80%	$50	0.69%	0.67%	0.99%	—
$1.00	2.11%	$4	0.66%	2.48%	0.96%	—
$1.00	3.08%	$526	0.66%	3.06%	0.97%	—
$1.00	0.51%	$1	0.62%	2.96%	1.26%	—

$1.00	0.05%	$172,643	0.34%	0.05%	1.13%	—
$1.00	0.53%	$270,852	0.96%	0.78%	1.16%	—
$1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—

$1.00	0.07%	$136,205	0.15%	0.07%	1.13%	—
$1.00	0.03%	$168,094	0.33%	0.03%	1.13%	—
$1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—

$9.06	9.93%	$7,230	0.46%	3.01%	0.97%	33.33%
$8.50	5.95%	$5,929	0.43%	2.95%	0.93%	21.56%
$8.43	(10.33)%	$7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$9,781	0.35%	3.28%	0.91%	29.58%
$9.96	5.54%	$9,365	0.33%	3.12%	0.95%	5.69%

$8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%
$7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%
$7.77	(17.44)%	$27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$33,472	0.35%	2.44%	0.97%	7.33%

$7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%
$7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%
$7.33	(21.65)%	$18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$22,801	0.36%	2.01%	0.98%	6.26%

$7.33	9.90%	$5,148	0.50%	1.41%	1.06%	66.32%
$6.77	(7.60)%	$4,810	0.46%	1.23%	0.97%	20.24%
$7.41	(26.23)%	$5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$9,384	0.37%	1.77%	0.93%	48.80%
$11.57	9.39%	$7,762	0.36%	1.53%	0.97%	1.48%

177

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities					Distributions
	Net Asset	Net		Net realized/
	Value,	investment		unrealized	Total from	Net	Net realized	Return
	Beginning	income		gains (losses)	Investment	investment	gains on	of	Total
	of Period	(loss)		on investments	Activities	income	investments	Capital	Distributions

Select Equity Fund Class B
Year Ended September 30, 2010	$9.90	0.02	[c]	0.44	0.46	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$11.11	0.05	[c]	(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04	[c]	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.15	0.09	[c]	2.12	2.21	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.31	0.16	[c]	2.27	2.43	(0.15)	(1.44)	—	(1.59)
Mid Value Fund Class B
Year Ended September 30, 2010	$10.35	(0.05)[c]		1.22	1.17	— [d]	—	—	— [d]
Year Ended September 30, 2009	$10.14	(0.05)[c]		0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)[c]		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)[c]		2.08	2.01	— [d]	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)[c]		1.59	1.52	— [d]	(1.45)	—	(1.45)
Small Value Fund Class B
February 1, 2010 to September 30, 2010[e]	$10.55	(0.02)[c]		0.64	0.62	—	—	—	—
International Fund Class B
Year Ended September 30, 2010	$4.41	(0.01)[c]		0.11	0.10	(0.07)	—	—	(0.07)
Year Ended September 30, 2009	$4.75	0.02	[c]	(0.25)	(0.23)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.65	0.02	[c]	(2.16)	(2.14)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.46	0.03	[c]	1.72	1.75	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.09	0.06	[c]	1.42	1.48	(0.11)	—	—	(0.11)
Special Opportunities Fund Class B
Year Ended September 30, 2010	$13.89	(0.16)[c]		1.24	1.08	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05)[c]		(0.05)	(0.10)	— [d]	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)[c]		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.00	(0.13)[c]		3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)		1.66	1.50	—	(0.79)	—	(0.79)
Equity Income Fund Class B
Year Ended September 30, 2010	$11.39	0.20	[c]	1.57	1.77	(0.15)	—	—	(0.15)
Year Ended September 30, 2009	$12.31	0.22	[c]	(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32	[c]	(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.33	0.25	[c]	2.31	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.08	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Intermediate U.S. Government Fund Class B
Year Ended September 30, 2010	$10.52	0.21	[c]	0.28	0.49	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.00	0.25	[c]	0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	[c]	0.10	0.44	(0.34)	—	—	(0.34)
Year Ended September 30, 2007	$9.86	0.35	[c]	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	[c]	(0.12)	0.22	(0.34)	—	—	(0.34)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Amount is less than $0.005.

[e]	Period from commencement of operations.

[f]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

178

Class B Shares

		Ratio/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[a]	(000)	assets[b]	assets[b]	assets*[b]	rate**[a]

$10.33	4.64%	$3,121	1.83%	0.17%	1.98%	119.85%
$9.90	(10.31)%	$4,501	1.82%	0.54%	1.96%	92.97%
$11.11	(29.98)%	$7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%	$17,796	1.91%	0.50%	1.97%	68.60%
$20.15	13.45%	$14,808	1.88%	0.85%	1.93%	34.83%

$11.52	11.32%	$3,796	1.94%	(0.48)%	2.05%	45.02%
$10.35	2.17%	$3,454	1.96%	(0.60)%	2.01%	46.83%
$10.14	(22.60)%	$4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%	$6,112	1.91%	(0.48)%	1.95%	58.59%
$13.23	12.38%	$5,391	1.89%	(0.53)%	1.93%	53.92%

$11.17	5.88%[f]	$932	2.15%	(0.28)%	2.41%	95.89%

$4.44	1.93%	$810	2.54%	(0.31)%	2.96%	145.31%
$4.41	(4.43)%	$954	2.49%	0.58%	2.64%	223.19%
$4.75	(31.33)%	$1,281	2.31%	0.38%	2.49%	112.65%
$7.65	19.28%	$2,041	2.12%	0.26%	2.25%	129.80%
$10.46	16.27%	$1,819	2.15%	0.64%	2.25%	36.22%

$14.97	7.78%	$22,583	2.04%	(1.13)%	2.05%	25.65%
$13.89	1.04%	$24,068	2.03%	(0.39)%	2.04%	45.22%
$14.65	(13.28)%	$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%	$29,931	2.03%	(0.79)%	2.03%	49.43%
$16.00	10.35%	$22,901	2.03%	(1.01)%	2.03%	58.01%

$13.01	15.59%	$13,959	1.94%	1.67%	1.94%	21.63%
$11.39	(6.05)%	$13,567	1.93%	2.18%	1.95%	37.13%
$12.31	(13.14)%	$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%	$14,796	1.94%	1.78%	1.94%	37.85%
$13.33	14.84%	$9,592	1.95%	1.52%	1.95%	45.38%

$10.77	4.71%	$2,690	1.71%	1.99%	1.84%	83.92%
$10.52	8.01%	$3,256	1.70%	2.42%	1.82%	47.13%
$10.00	4.52%	$3,070	1.67%	3.34%	1.79%	116.07%
$9.90	4.01%	$3,006	1.68%	3.52%	1.80%	85.83%
$9.86	2.32%	$4,020	1.68%	3.48%	1.79%	127.13%

179

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities					Distributions
	Net Asset			Net realized/
	Value,	Net		unrealized	Total from	Net	Net realized
	Beginning	investment		gains (losses)	Investment	investment	gains on	Total
	of Period	income (loss)		on investments	Activities	income	investments	Distributions

Total Return Bond Fund Class B
Year Ended September 30, 2010	$10.78	0.35	[a]	0.62	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	[a]	0.89	1.26	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36	[a]	(0.22)	0.14	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	[a]	—	0.37	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	[a]	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Prime Money Market Fund Class B
Year Ended September 30, 2010	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2009	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.02	[a]	— [b]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— [b]	0.03	(0.03)	—	(0.03)
U.S. Treasury Money Market Fund Class B
Year Ended September 30, 2010	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2009	$1.00	—	[a,b]	—	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.01	[a]	— [b]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Strategic Allocation Conservative Fund Class Bc
Year Ended September 30, 2010	$8.50	0.20	[a]	0.57	0.77	(0.20)	—	(0.20)
Year Ended September 30, 2009	$8.43	0.17	[a]	0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19	[a]	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.96	0.27	[a]	0.54	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2006	$9.76	0.23	[a]	0.23	0.46	(0.26)	—	(0.26)
Strategic Allocation Balanced Fund Class Bc
Year Ended September 30, 2010	$7.63	0.12	[a]	0.59	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2009	$7.62	0.11	[a]	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10	[a]	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21	[a]	0.85	1.06	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.64	0.17	[a]	0.42	0.59	(0.18)	—	(0.18)
Strategic Allocation Growth Fund Class Bc
Year Ended September 30, 2010	$6.95	0.08	[a]	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	[a]	(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04	[a]	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	[a]	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.51	0.12	[a]	0.56	0.68	(0.14)	—	(0.14)
Strategic Allocation Equity Fund Class Bc
Year Ended September 30, 2010	$6.45	0.04	[a]	0.55	0.59	(0.03)	—	(0.03)
Year Ended September 30, 2009	$7.09	0.03	[a]	(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)[a]		(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12	[a]	1.38	1.50	(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09	[a]	0.80	0.89	(0.11)	(0.19)	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

[c]	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

180

Class B Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%
$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%
$9.89	1.31%	$4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$4,992	1.68%	3.62%	1.80%	222.24%
$10.13	2.27%	$4,872	1.68%	3.39%	1.79%	226.36%

$1.00	0.05%	$1,494	0.34%	0.05%	1.63%	—
$1.00	0.34%	$1,901	1.13%	0.33%	1.66%	—
$1.00	2.35%	$1,767	1.46%	2.26%	1.58%	—
$1.00	4.01%	$1,629	1.48%	3.92%	1.60%	—
$1.00	3.37%	$2,256	1.48%	3.34%	1.59%	—

$1.00	0.07%	$671	0.15%	0.06%	1.64%	—
$1.00	0.03%	$935	0.28%	0.02%	1.64%	—
$1.00	1.28%	$597	1.38%	1.14%	1.58%	—
$1.00	3.72%	$301	1.46%	3.64%	1.60%	—
$1.00	3.12%	$381	1.46%	2.97%	1.59%	—

$9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%
$8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%
$8.43	(11.09)%	$4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$4,779	1.10%	2.60%	1.41%	29.58%
$9.96	4.75%	$4,968	1.08%	2.37%	1.45%	5.69%

$8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%
$7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%

$7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%
$6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%
$7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%

$7.01	9.17%	$3,673	1.25%	0.63%	1.55%	66.32%
$6.45	(8.38)%	$4,215	1.21%	0.50%	1.47%	20.24%
$7.09	(26.69)%	$5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$8,535	1.12%	1.07%	1.43%	48.80%
$11.26	8.51%	$8,023	1.11%	0.80%	1.47%	1.48%

181

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
				Net realized/			Net realized
				unrealized			gains on
	Net Asset	Net		gains (losses)			investments
	Value,	investment		on investments and	Total from	Net	and foreign	Return
	Beginning	Income		foreign currency	Investment	Investment	currency	of	Total
	of Period	(loss)		transactions	Activities	Income	transactions	Capital	Distributions

Select Equity Fund Class C
Year Ended September 30, 2010	$9.85	0.02	[c]	0.45	0.47	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.08	0.04	[c]	(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04	[c]	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.11	0.09	[c]	2.13	2.22	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.28	0.16	[c]	2.26	2.42	(0.15)	(1.44)	—	(1.59)
Mid Value Fund Class C
Year Ended September 30, 2010	$10.34	(0.05)[c]		1.21	1.16	— [d]	—	—	— [d]
Year Ended September 30, 2009	$10.14	(0.05)[c]		0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)[c]		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)[c]		2.08	2.01	— [d]	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)[c]		1.59	1.52	— [d]	(1.45)	—	(1.45)
Small Value Fund Class C
February 1, 2010 to September 30, 2010[e]	$10.55	(0.01)[c]		0.64	0.63	(0.01)	—	—	(0.01)
International Fund Class C
Year Ended September 30, 2010	$4.38	(0.01)[c]		0.10	0.09	(0.05)	—	—	(0.05)
Year Ended September 30, 2009	$4.73	0.02	[c]	(0.26)	(0.24)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.62	0.03	[c]	(2.16)	(2.13)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.44	0.01	[c]	1.73	1.74	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.07	0.05	[c]	1.42	1.47	(0.10)	—	—	(0.10)
Special Opportunities Fund Class C
Year Ended September 30, 2010	$13.89	(0.16)[c]		1.25	1.09	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06)[c]		(0.05)	(0.11)	— [d]	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)[c]		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.01	(0.13)[c]		3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)		1.64	1.50	—	(0.79)	—	(0.79)
Equity Income Fund Class C
Year Ended September 30, 2010	$11.37	0.21	[c]	1.56	1.77	(0.16)	—	—	(0.16)
Year Ended September 30, 2009	$12.30	0.22	[c]	(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33	[c]	(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.32	0.26	[c]	2.30	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.07	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Intermediate U.S. Government Fund Class C
Year Ended September 30, 2010	$10.53	0.21	[c]	0.29	0.50	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.01	0.24	[c]	0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	[c]	0.12	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2007	$9.86	0.35	[c]	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	[c]	(0.12)	0.22	(0.34)	—	—	(0.34)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Amount is less than $0.005.

[e]	Period from commencement of operations.

[f]	Includes proceeds from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

182

Class C Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)[a]	(000)	assets[b]	assets[b]	assets* [b]	rate**[a]

$10.28	4.75%	$110	1.84%	0.23%	1.99%	119.85%
$9.85	(10.43)%	$93	1.81%	0.49%	1.95%	92.97%
$11.08	(30.00)%	$143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%	$239	1.91%	0.50%	1.97%	68.60%
$20.11	13.42%	$161	1.88%	0.82%	1.94%	34.83%

$11.50	11.26%	$436	1.95%	(0.42)%	2.06%	45.02%
$10.34	2.08%	$176	1.96%	(0.59)%	2.01%	46.83%
$10.14	(22.59)%	$328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%	$1,126	1.91%	(0.49)%	1.95%	58.59%
$13.23	12.38%	$743	1.89%	(0.53)%	1.93%	53.92%

$11.17	5.93%[f]	$57	2.16%	(0.11)%	2.38%	95.89%

$4.42	2.12%	$169	2.54%	(0.25)%	2.99%	145.31%
$4.38	(4.66)%	$166	2.49%	0.60%	2.63%	223.19%
$4.73	(31.30)%	$172	2.31%	0.48%	2.50%	112.65%
$7.62	19.28%	$244	2.13%	0.12%	2.26%	129.80%
$10.44	16.26%	$188	2.15%	0.47%	2.25%	36.22%

$14.98	7.85%	$73,282	2.04%	(1.12)%	2.05%	25.65%
$13.89	0.97%	$58,479	2.03%	(0.51)%	2.04%	45.22%
$14.66	(13.27)%	$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%	$50,577	2.03%	(0.79)%	2.03%	49.43%
$16.01	10.34%	$34,418	2.03%	(1.02)%	2.03%	58.01%

$12.98	15.62%	$69,549	1.94%	1.69%	1.95%	21.63%
$11.37	(6.10)%	$39,164	1.93%	2.18%	1.95%	37.13%
$12.30	(13.07)%	$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%	$26,044	1.94%	1.79%	1.94%	37.85%
$13.32	14.85%	$14,261	1.95%	1.52%	1.95%	45.38%

$10.79	4.80%	$536	1.71%	2.00%	1.84%	83.92%
$10.53	8.00%	$426	1.70%	2.31%	1.82%	47.13%
$10.01	4.62%	$176	1.67%	3.33%	1.79%	116.07%
$9.90	4.01%	$201	1.68%	3.52%	1.80%	85.83%
$9.86	2.31%	$207	1.68%	3.47%	1.79%	127.13%

183

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/
	Value,	investment		unrealized	Total from	Net	Net realized
	Beginning	income		gains (losses)	Investment	investment	gains on	Total
	of Period	(loss)		on investments	Activities	income	investments	Distributions

Total Return Bond Fund Class C
Year Ended September 30, 2010	$10.79	0.34	[a]	0.63	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	[a]	0.90	1.27	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36	[a]	(0.23)	0.13	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	[a]	0.01	0.38	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	[a]	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Prime Money Market Fund Class C
Year Ended September 30, 2010	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2009	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.02	[a]	— [b]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— [b]	0.03	(0.03)	—	(0.03)
U.S. Treasury Money Market Fund Class C
Year Ended September 30, 2010	$1.00	—	[a,b]	— [b]	— [b]	— [b]	—	— [b]
Year Ended September 30, 2009	$1.00	—	[a,b]	—	— [b]	— [b]	—	— [b]
Year Ended September 30, 2008	$1.00	0.01	[a]	— [b]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	[a]	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Strategic Allocation Conservative Fund Class Cc
Year Ended September 30, 2010	$8.47	0.20	[a]	0.57	0.77	(0.21)	—	(0.21)
Year Ended September 30, 2009	$8.41	0.17	[a]	0.21	0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19	[a]	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.93	0.27	[a]	0.53	0.80	(0.22)	—	(0.22)
Year Ended September 30, 2006	$9.73	0.23	[a]	0.23	0.46	(0.26)	—	(0.26)
Strategic Allocation Balanced Fund Class Cc
Year Ended September 30, 2010	$7.68	0.12	[a]	0.59	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.67	0.11	[a]	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09	[a]	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21	[a]	0.86	1.07	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.69	0.17	[a]	0.42	0.59	(0.18)	—	(0.18)
Strategic Allocation Growth Fund Class Cc
Year Ended September 30, 2010	$6.94	0.08	[a]	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	[a]	(0.22)	(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04	[a]	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	[a]	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.52	0.11	[a]	0.57	0.68	(0.15)	—	(0.15)
Strategic Allocation Equity Fund Class Cc
Year Ended September 30, 2010	$6.47	0.04	[a]	0.54	0.58	(0.07)	—	(0.07)
Year Ended September 30, 2009	$7.10	0.02	[a]	(0.60)	(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)[a]		(2.66)	(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12	[a]	1.41	1.53	(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10	[a]	0.78	0.88	(0.11)	(0.19)	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005.

[c]	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

184

Class C Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset	Total Return	Net Assets,	Ratio of net	net investment	Ratio of
Value,	(excludes	End of	expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period	average net	average net	average net	turnover
Period	charge)	(000)	assets	assets	assets*	rate**

$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%
$9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%
$10.13	2.18%	$116	1.68%	3.35%	1.79%	226.36%

$1.00	0.05%	$479	0.35%	0.04%	1.64%	—
$1.00	0.34%	$893	1.10%	0.24%	1.66%	—
$1.00	2.36%	$244	1.46%	2.46%	1.59%	—
$1.00	3.99%	$460	1.48%	3.91%	1.59%	—
$1.00	3.35%	$393	1.48%	3.35%	1.59%	—

$1.00	0.07%	$94	0.16%	0.10%	1.63%	—
$1.00	0.04%	$54	0.28%	0.03%	1.64%	—
$1.00	1.29%	$37	1.38%	1.30%	1.58%	—
$1.00	3.68%	$42	1.47%	3.63%	1.61%	—
$1.00	3.13%	$55	1.45%	3.30%	1.59%	—

$9.03	9.17%	$127	1.21%	2.28%	1.47%	33.33%
$8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%
$8.41	(10.99)%	$94	1.10%	1.99%	1.35%	39.99%
$10.51	8.11%	$77	1.10%	2.58%	1.41%	29.58%
$9.93	4.75%	$127	1.08%	2.35%	1.45%	5.69%

$8.26	9.34%	$186	1.16%	1.49%	1.42%	47.76%
$7.68	1.85%	$89	1.13%	1.58%	1.38%	22.46%
$7.67	(18.02)%	$79	1.10%	1.04%	1.35%	63.63%
$10.81	10.72%	$156	1.11%	1.98%	1.42%	40.05%
$10.10	6.19%	$139	1.10%	1.71%	1.47%	7.33%

$7.50	9.33%	$157	1.17%	1.07%	1.43%	57.35%
$6.94	(1.90)%	$99	1.14%	1.13%	1.39%	24.08%
$7.17	(22.31)%	$55	1.10%	0.49%	1.35%	77.54%
$10.92	12.33%	$78	1.11%	1.74%	1.43%	44.48%
$10.05	7.19%	$61	1.11%	1.17%	1.46%	6.26%

$6.98	9.02%	$17	1.22%	0.58%	1.54%	66.32%
$6.47	(8.11)%	$6	1.13%	0.35%	1.36%	20.24%
$7.10	(26.77)%	$1	1.13%	(0.32)%	1.43%	67.40%
$11.87	14.13%	$1	1.00%	1.02%	1.25%	48.80%
$11.22	8.44%	$10	1.11%	0.90%	1.48%	1.48%

185

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Prospectus

FEBRUARY 1, 2011

STOCK FUNDS
sterling capital select equity fund (formerly bb&t select equity fund)	institutional shares: bbisx
sterling capital mid value fund (formerly bb&t mid cap value fund)	institutional shares: oveix	class r shares: overx
sterling capital small value fund (formerly sterling capital small cap value fund)	institutional shares: spscx	class r shares: spsrx
sterling capital international fund (formerly bb&t international equity fund )	institutional shares: bbtix
sterling capital special opportunities fund (formerly bb&t special opportunities equity fund)	institutional shares: bopix	class r shares: boprx
sterling capital equity income fund (formerly bb&t equity income fund)	institutional shares: begix	class r shares: baerx

BOND FUNDS
taxable bond funds
sterling capital short-term bond fund (formerly bb&t short u.s. government fund)	institutional shares: bbsgx
sterling capital intermediate u.s. government fund (formerly bb&t intermediate u.s. government fund)	institutional shares: bbgvx
sterling capital total return bond fund (formerly bb&t total return bond fund)	institutional shares: bibtx	class r shares: bicrx
tax-free bond funds
sterling capital kentucky intermediate tax-free fund (formerly bb&t kentucky intermediate tax-free fund)	institutional shares: bkitx
sterling capital maryland intermediate tax-free fund (formerly bb&t maryland intermediate tax-free fund)	institutional shares: bmaix
sterling capital north carolina intermediate tax-free fund (formerly bb&t north carolina intermediate tax-free fund)	institutional shares: bbntx
sterling capital south carolina intermediate tax-free fund (formerly bb&t south carolina intermediate tax-free fund)	institutional shares: bscix
sterling capital virginia intermediate tax-free fund (formerly bb&t virginia intermediate tax-free fund)	institutional shares: bvatx
sterling capital west virginia intermediate tax-free fund (formerly bb&t west virginia intermediate tax-free fund)	institutional shares: owvax

MONEY MARKET FUNDS
sterling capital national tax-free money market fund (formerly bb&t national tax-free money market fund)	institutional shares: bnixx
sterling capital prime money market fund (formerly bb&t prime money market fund)	institutional shares: bbpxx
sterling capital u.s. treasury money market fund (formerly bb&t u.s. treasury money market fund)	institutional shares: btuxx

FUNDS OF FUNDS
sterling capital strategic allocation conservative fund (formerly bb&t capital manager conservative growth fund)	institutional shares: bmgtx
sterling capital strategic allocation balanced fund (formerly bb&t capital manager moderate growth fund)	institutional shares: bcgtx
sterling capital strategic allocation growth fund (formerly bb&t capital manager growth fund)	institutional shares: bcmtx
sterling capital strategic allocation equity fund (formerly bb&t capital manager equity fund)	institutional shares: bcatx

Institutional and Class R Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.		Stock Funds
	4	Select Equity Fund
	9	Mid Value Fund
	19	Small Value Fund
	29	International Fund
	36	Special Opportunities Fund
	46	Equity Income Fund
Bond Funds
	56	Short-Term Bond Fund
	63	Intermediate U.S. Government Fund
	68	Total Return Bond Fund
	80	Kentucky Intermediate Tax-Free Fund
	85	Maryland Intermediate Tax-Free Fund
	90	North Carolina Intermediate Tax-Free Fund
	95	South Carolina Intermediate Tax-Free Fund
	100	Virginia Intermediate Tax-Free Fund
	105	West Virginia Intermediate Tax-Free Fund
Money Market Funds
	110	National Tax-Free Money Market Fund
	115	Prime Money Market Fund
	121	U.S. Treasury Money Market Fund
Funds of Funds
	126	Strategic Allocation Conservative Fund
	131	Strategic Allocation Balanced Fund
	136	Strategic Allocation Growth Fund
	141	Strategic Allocation Equity Fund

Additional Investment Strategies and Risks

Review this section for additional information on investment strategies and their risks.	146	Stock Funds
	146	Select Equity Fund
	146	International Fund
	147	Bond Funds
	147	Short-Term Bond Fund
	147	Intermediate U.S. Government Fund
	147	Total Return Bond Fund
	147	Kentucky Intermediate Tax-Free Fund
	147	Maryland Intermediate Tax-Free Fund
	147	North Carolina Intermediate Tax-Free Fund
	147	South Carolina Intermediate Tax-Free Fund
	147	Virginia Intermediate Tax-Free Fund
	147	West Virginia Intermediate Tax-Free Fund
	147	Money Market Funds
	147	National Tax-Free Money Market Fund
	148	Prime Money Market Fund
	149	U.S. Treasury Money Market Fund
	149	Funds of Funds
	152	Investment Practices
	154	Additional Information About the Funds’ Investments
	157	Investment Risks

Sterling Capital Funds	Table of Contents

Fund Management

Review this section for details on the people and organizations who oversee the Funds.	162	The Investment Adviser
	163	The Investment Sub-Advisers
	164	Portfolio Managers
	166	The Administrator and Underwriter

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	167	Choosing a Share Class
	169	Pricing of Fund Shares
	170	Purchasing and Adding to Your Shares
	172	Selling Your Shares
	174	General Policies on Selling Shares
	176	Exchanging Your Shares
	177	Market Timing Policies
	177	Dividends, Distributions and Taxes
	179	Additional Information About the Funds

Other Information About the Funds

	181	Financial Highlights

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Institutional Shares BBISX

Investment Objective	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.98%

Fee Waiver or Expense Reimbursement[1]	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.84%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$86	$298	$528	$1,189

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.85% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 11, 2011, the smallest company in the S&P 500® Index had a market capitalization of $1.632 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies, and American Depositary Receipts.

In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the intrinsic value of a particular issuer. The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, if the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed), or if more attractive investment alternatives are identified.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	17.83%	9/30/09
Worst quarter:	–20.26%	12/31/08

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/09/92)
Return Before Taxes	11.69%	–0.88%	1.52%	7.04%

Return After Taxes on Distributions	11.46%	–2.06%	0.56%	5.65%

Return After Taxes on Distributions and Sale of Fund Shares	7.86%	–0.62%	1.27%	5.81%

S&P 500® Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Sterling Capital Select Equity Fund

Summary	(formerly BB&T Select Equity Fund)

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Institutional Shares OVEIX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.99%

Fee Waiver or Expense Reimbursement[2]	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.95%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$97	$311	$543	$1,209

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.02% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies, and American Depositary Receipts.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, a company grows to 5% of the Fund’s portfolio (and the Fund’s position in the stock is trimmed), or more attractive investment alternatives are identified.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	23.69%	9/30/09
Worst quarter:	–22.26%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(8/1/96)
Return Before Taxes	20.31%	5.42%	7.42%	9.47%

Return After Taxes on Distributions	20.22%	4.61%	5.92%	7.67%

Return After Taxes on Distributions and Sale of Fund Shares	13.31%	4.35%	5.94%	7.52%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	24.75%	4.08%	8.07%	10.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA
Managing Director of Sterling Capital and Portfolio Manager Since July 2005

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Class R Shares OVERX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.74%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.49%

Fee Waiver or Expense Reimbursement[2]	–0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.45%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$148	$467	$809	$1,776

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.02% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies, and American Depositary Receipts.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, a company grows to 5% of the Fund’s portfolio (and the Fund’s position in the stock is trimmed), or more attractive investment alternatives are identified.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	23.69%	9/30/09
Worst quarter:	–22.26%	12/31/08

Average Annual Total Returns as of December 31, 2010[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(8/1/96)
Return Before Taxes	20.31%	5.42%	7.42%	9.47%

Return After Taxes on Distributions	20.22%	4.61%	5.92%	7.67%

Return After Taxes on Distributions and Sale of Fund Shares	13.31%	4.35%	5.94%	7.52%

Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	24.75%	4.08%	8.07%	10.62%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Timothy P. Beyer, CFA Managing Director of Sterling Capital and Portfolio Manager Since July 2005

Sterling Capital Mid Value Fund

Summary	(formerly BB&T Mid Cap Value Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Institutional Shares SPSCX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.90%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.39%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.30%

Fee Waiver or Expense Reimbursement[2]	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.20%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$122	$402	$703	$1,559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.89% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	32.90%	6/30/09
Worst quarter:	–27.72%	12/31/08

Average Annual Total Returns as of December 31, 2010[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(1/2/97)
Return Before Taxes	26.10%	6.70%	8.29%	10.19%

Return After Taxes on Distributions	26.01%	4.85%	6.55%	8.43%

Return After Taxes on Distributions and Sale of Fund Shares	17.05%	5.19%	6.64%	8.32%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	24.50%	3.52%	8.42%	8.95%

[1] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Eduardo Brea Managing Director of Sterling Capital and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Class R Shares SPSRX

Investment Objective	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.90%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.39%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.80%

Fee Waiver or Expense Reimbursement[2]	–0.10%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	1.70%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$173	$557	$966	$2,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.89% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies.

Sterling Capital Management LLC’s s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Institutional Shares Annual Total Returns for years ended 12/31[1,2]

Best quarter:	32.90%	6/30/09
Worst quarter:	–27.72%	12/31/08

Average Annual Total Returns as of December 31, 2010[1,2]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(1/2/97)
Return Before Taxes	26.10%	6.70%	8.29%	10.19%

Return After Taxes on Distributions	26.01%	4.85%	6.55%	8.43%

Return After Taxes on Distributions and Sale of Fund Shares	17.05%	5.19%	6.64%	8.32%

Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	24.50%	3.52%	8.42%	8.95%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

[2] The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sterling Capital Small Value Fund

Summary	(formerly Sterling Capital Small Cap Value Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Eduardo Brea Managing Director of Sterling Capital and Equity Portfolio Manager Since 1995

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Institutional Shares BBTIX

Investment Objective	The Fund seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	1.00%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.75%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.77%

Fee Waiver or Expense Reimbursement[2]	–0.15%

Total Annual Fund Operating Expenses After Fee Waived or Expense Reimbursement[2]	1.62%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.85% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$165	$543	$945	$2,071

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.31% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund invests primarily in a diversified portfolio of common stocks and preferred stocks of foreign issuers. The Fund will also use futures, swaps, warrants, options, and structured investments, which are types of derivatives, to hedge risk and to remain fully invested, to maintain liquidity, to increase total return, or to manage exposure to a specific currency, country or region. The portfolio managers manage the Fund as a core international equity product that may invest in both “growth” and “value” securities primarily of mid- to large-capitalization companies, which the portfolio managers currently view to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase. The portfolio managers seek to invest in securities in industries and companies they believe are experiencing favorable demand for their products or services. The portfolio managers screen to identify those companies with above average earnings potential, industry dominance, operating in industries undergoing dramatic change and that are market leaders in developing industries. The portfolio managers may also consider expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

The portfolio manager uses both a bottom-up and top-down approach to select investments. The portfolio manager generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets. The portfolio manager generally uses a top-down approach for investments in emerging markets, indices and exchange-traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The portfolio manager generally uses both a bottom-up and a top-down approach in Japan. The portfolio manager will sell a security owned by the Fund if the portfolio manager believes that, on the upside, the security has run its course or, on the downside, the security has disappointed relative to peers. A security owned by the Fund also may be sold if the portfolio manager determines that the reasons for its purchase no longer exist, the security’s valuation no longer justifies the risk, the company’s balance sheet has deteriorated, the catalysts for purchase have disappeared, the company experiences a relative price decline, or the portfolio manager has lost confidence in senior management of the company.

In selecting investments for the Fund, the portfolio managers focus on securities located in at least five countries, although the Fund may at times invest in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund may invest up to 35% of its total assets in the securities of issuers located in emerging markets.

The Fund also may invest in ETFs to gain exposure to a portion of the U.S. or a foreign market.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — international stocks — will underperform other kinds of investments or market averages.

Foreign Investment Risk: The possibility that the Fund’s investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political, social or economic conditions, lack of timely and reliable financial information and other factors. These risks are particularly pronounced for emerging markets. Investments in the securities of foreign issuers also entail risks such as market illiquidity, high trading costs, restrictions and limits on foreign ownership, limited legal recourse, prohibitions on the repatriation of foreign currencies and other considerations. Income that the Fund receives from investing in foreign securities may be subject to withholding and other taxes, which reduces the yield. In addition, foreign settlement procedures and trade regulators involve increased risk (such as delay in payment or delivery of securities). Custodial and/or settlement systems may not be fully developed in certain foreign markets, which involves additional risks.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Emerging Market Risk: Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties than in developed markets.

Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Less extensive legal remedies, difficulties in enforcing favorable legal judgments in foreign courts, and different securities clearance and settlement procedures are issues.

Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment.

Investments in emerging markets are considered to be speculative and may be highly volatile.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as options, futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

ETF Risk: When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF. In addition, lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	21.29%	6/30/09
Worst quarter:	–22.85%	09/30/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(1/2/97)
Return Before Taxes	6.40%	–0.13%	0.19%	2.27%

Return After Taxes on Distributions	6.40%	–1.66%	–0.64%	1.12%

Return After Taxes on Distributions and Sale of Fund Shares	4.16%	0.26%	0.33%	1.82%

Morgan Stanley Capital International ACWI Index ex US (Net)				(12/31/96)
(reflects no deductions for fees, expenses, or taxes)	11.15%	4.82%	5.54%	5.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sterling Capital International Fund

Summary	(formerly BB&T International Equity Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Sub-Adviser Artio Global Management LLC (“Artio Global”)

Portfolio Managers Rudolph-Riad Younes, CFA Managing Director and Head of International Equity of Artio Global and Portfolio Manager of the International Fund Since July 2007

Richard Charles Pell Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global and Portfolio Manager of the International Fund Since July 2007

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Institutional Shares BOPIX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.80%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.06%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$108	$337	$585	$1,294

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.65% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed).

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	18.48%	6/30/09
Worst quarter:	–22.27%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/2/03)
Return Before Taxes	13.58%	8.19%	11.79%

Return After Taxes on Distributions	13.48%	7.44%	11.07%

Return After Taxes on Distributions and Sale of Fund Shares	8.95%	6.86%	10.19%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Class R Shares BOPRX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.80%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.56%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$159	$493	$850	$1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.65% of the average value of its portfolio.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed).

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	18.48%	6/30/09
Worst quarter:	–22.27%	12/31/08

Average Annual Total Returns as of December 31, 2010[1]

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/2/03)
Return Before Taxes	13.58%	8.19%	11.79%

Return After Taxes on Distributions	13.48%	7.44%	11.07%

Return After Taxes on Distributions and Sale of Fund Shares	8.95%	6.86%	10.19%

S&P 500® Index			(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.67%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Sterling Capital Special Opportunities Fund

Summary	(formerly BB&T Special Opportunities Equity Fund)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow, and Portfolio Manager Since June 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Institutional Shares BEGIX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.70%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.96%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.63% of the average value of its portfolio.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. common stocks of foreign companies with similar characteristics and ADRs. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed). In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	13.48%	6/30/09
Worst quarter:	–17.53%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/30/04)
Return Before Taxes	16.34%	7.41%	9.63%

Return After Taxes on Distributions	16.03%	6.71%	8.87%

Return After Taxes on Distributions and Sale of Fund Shares	10.97%	6.31%	8.26%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Sub-Adviser Scott & Stringfellow, LLC (“Scott & Stringfellow”)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Class R Shares BAERX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.70%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.46%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$149	$462	$797	$1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.63% of the average value of its portfolio.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies with similar characteristics and American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or the stock represents a disproportionately large position within the Fund’s portfolio (and the Fund’s position is trimmed). In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option, but must deliver the underlying security at the exercise price.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	13.48%	6/30/09
Worst quarter:	–17.53%	12/31/08

Average Annual Total Returns as of December 31, 2010[1]

	1	5	Since
	Year	Years	Inception
Institutional Shares			(6/30/04)
Return Before Taxes	16.34%	7.41%	9.63%

Return After Taxes on Distributions	16.03%	6.71%	8.87%

Return After Taxes on Distributions and Sale of Fund Shares	10.97%	6.31%	8.26%

S&P 500® Index			(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	3.61%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Scott & Stringfellow LLC (“Scott & Stringfellow”)

Sterling Capital Equity Income Fund

Summary	(formerly BB&T Equity Income Fund)

Portfolio Manager George F. Shipp, CFA Senior Managing Director of CHOICE Asset Management, Scott & Stringfellow and Portfolio Manager Since June 2004

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Institutional Shares BBSGX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.25%

Total Annual Fund Operating Expenses	0.85%

Fee Waiver or Expense Reimbursement[1]	–0.15%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.70%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2011 through January 31, 2012. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$256	$457	$1,035

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.50% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primary in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; and (iv) investment grade asset-backed securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund also may invest up to 5% of its total assets in foreign and emerging market bonds. The Fund will maintain an average duration between 1 and 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents.

In managing the portfolio, the portfolio manager use a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	3.05%	9/30/01
Worst quarter:	–1.32%	06/30/04

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(11/30/92)
Return Before Taxes	2.06%	3.87%	3.55%	4.41%

Return After Taxes on Distributions	1.15%	2.57%	2.17%	2.62%

Return After Taxes on Distributions and Sale of Fund Shares	1.34%	2.54%	2.20%	2.65%

BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index[1]
(reflects no deductions for fees, expenses, or taxes)	2.82%	4.49%	4.27%	5.02%

Barclays Capital 1-3 Year Government Index[1]				(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	2.40%	4.32%	4.07%	4.86%

[1] Effective February 1, 2011, the Fund’s benchmark was changed from the Barclays Capital 1-3 Year Government Index to the BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index because it will provide a better comparison in light of the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Richard LaCoff Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

Sterling Capital Short-Term Bond Fund

Summary	(formerly BB&T Short U.S. Government Fund)

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Institutional Shares BBGVX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Operating Expenses	0.84%

Fee Waiver or Expense Reimbursement[2]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.72%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$74	$256	$454	$1,026

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.92% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities (“U.S. Government Securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund invests, under normal market conditions, in U.S. Government Securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	5.64%	9/30/02
Worst quarter:	–2.45%	06/30/04

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/9/92)
Return Before Taxes	3.64%	5.24%	4.95%	5.58%

Return After Taxes on Distributions	2.45%	3.77%	3.35%	3.58%

Return After Taxes on Distributions and Sale of Fund Shares	2.37%	3.62%	3.29%	3.55%

Barclays Capital Intermediate Government Index				(9/30/92)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Sterling Capital Intermediate U.S. Government Fund

Summary	(formerly BB&T Intermediate U.S. Government Fund)

Portfolio Manager Brad D. Eppard, CFA Director of Sterling Capital and Portfolio Manager Since July 2003

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Institutional Shares BIBTX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Total Annual Operating Expenses	0.83%

Fee Waiver or Expense Reimbursement[1]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.71%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$73	$253	$449	$1,014

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.94% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	6.36%	9/30/09
Worst quarter:	–3.22%	06/30/04

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/2/99)
Return Before Taxes	7.98%	6.53%	6.04%	6.32%

Return After Taxes on Distributions	5.69%	4.68%	4.09%	4.31%

Return After Taxes on Distributions and Sale of Fund Shares	5.29%	4.50%	4.01%	4.21%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Richard LaCoff Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Class R Shares BICRX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Shares
Management Fees	0.60%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.23%

Total Annual Operating Expenses	1.33%

Fee Waiver or Expense Reimbursement[1]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	1.21%

[1] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.48% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Class R Shares	$123	$410	$717	$1,591

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.94% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by an nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality) corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and/or foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	6.36%	9/30/09
Worst quarter:	–3.22%	06/30/04

Average Annual Total Returns as of December 31, 2010[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/2/99)
Return Before Taxes	7.98%	6.53%	6.04%	6.32%

Return After Taxes on Distributions	5.69%	4.68%	4.09%	4.31%

Return After Taxes on Distributions and Sale of Fund Shares	5.29%	4.50%	4.01%	4.21%

Barclays Capital U.S. Aggregate Index				(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.25%

[1] Class R Shares commenced operations on February 1, 2010. Because Class R Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund.. Class R Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

Sterling Capital Total Return Bond Fund

Summary	(formerly BB&T Total Return Bond Fund)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Mark Montgomery, CFA Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since January 2008

Richard LaCoff Managing Director of Sterling Capital and Fixed Income Portfolio Manager Since February 2011

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment	Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Institutional Shares BKITX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.29%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.75%

Fee Waiver or Expense Reimbursement[2]	–0.05%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.70%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$235	$412	$926

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.68% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.72%	9/30/09
Worst quarter:	–2.70%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Institutional Shares			(2/24/03)
Return Before Taxes	3.11%	4.62%	3.97%

Return After Taxes on Distributions	3.04%	4.50%	3.89%

Return After Taxes on Distributions and Sale of Fund Shares	3.19%	4.40%	3.83%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Sterling Capital Kentucky Intermediate Tax-Free Fund

Summary	(formerly BB&T Kentucky Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Institutional Shares BMAIX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.74%

Fee Waiver or Expense Reimbursement[2]	–0.05%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	0.69%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2] The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$70	$232	$407	$914

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.26% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.45%	3/31/09
Worst quarter:	–2.38%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Institutional Shares			(2/24/03)
Return Before Taxes	2.65%	4.99%	4.16%

Return After Taxes on Distributions	2.58%	4.94%	4.13%

Return After Taxes on Distributions and Sale of Fund Shares	2.76%	4.72%	3.98%

Barclays Capital 7-Year Municipal Bond Index			(2/28/03)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Sterling Capital Maryland Intermediate Tax-Free Fund

Summary	(formerly BB&T Maryland Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Institutional Shares BBNTX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.70%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.19% of the average value of its portfolio.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.97%	9/30/09
Worst quarter:	–2.59%	12/31/10

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/16/92)
Return Before Taxes	2.91%	4.57%	4.38%	4.41%

Return After Taxes on Distributions	2.79%	4.44%	4.26%	4.34%

Return After Taxes on Distributions and Sale of Fund Shares	3.04%	4.37%	4.22%	4.30%

Barclays Capital 7-Year Municipal Bond Index				(10/31/92)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T North Carolina Intermediate Tax-Free Fund)

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Institutional Shares BSCIX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.74%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$76	$237	$411	$918

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.60% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	5.06%	9/30/09
Worst quarter:	–2.67%	12/31/10

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/20/97)
Return Before Taxes	3.34%	4.54%	4.46%	4.51%

Return After Taxes on Distributions	3.24%	4.37%	4.34%	4.39%

Return After Taxes on Distributions and Sale of Fund Shares	3.23%	4.30%	4.30%	4.35%

Barclays Capital 7-Year Municipal Bond Index				(10/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Sterling Capital South Carolina Intermediate Tax-Free Fund

Summary	(formerly BB&T South Carolina Intermediate Tax-Free Fund)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Institutional Shares BVATX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	0.70%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.54% of the average value of its portfolio.

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	4.52%	12/31/08
Worst quarter:	–2.76%	12/31/10

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(5/17/99)
Return Before Taxes	2.42%	4.60%	4.38%	4.40%

Return After Taxes on Distributions	2.36%	4.47%	4.28%	4.32%

Return After Taxes on Distributions and Sale of Fund Shares	2.71%	4.40%	4.24%	4.28%

Barclays Capital 7-Year Municipal Bond Index				(5/31/99)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Sterling Capital Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T Virginia Intermediate Tax-Free Fund)

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Institutional Shares OWVAX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.45%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.60% of the average value of its portfolio.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31[1]

Best quarter:	4.74%	9/30/09
Worst quarter:	–2.59%	12/31/10

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Average Annual Total Returns as of December 31, 2010[1]

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(12/1/93)
Return Before Taxes	2.85%	4.10%	4.24%	4.66%

Return After Taxes on Distributions	2.84%	4.07%	4.14%	4.55%

Return After Taxes on Distributions and Sale of Fund Shares	3.14%	4.05%	4.15%	4.56%

Barclays Capital 7-Year Municipal Bond Index				(11/30/93)
(reflects no deductions for fees, expenses, or taxes)	4.63%	5.17%	5.15%	5.33%

[1] Performance date includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the Sterling Capital West Virginia Intermediate Tax-Free Fund on July 23, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager Robert Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Summary	(formerly BB&T West Virginia Intermediate Tax-Free Fund)

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Institutional Shares BNIXX

Investment Objective	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver or Expense Reimbursement[1]	–0.05%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.43%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current advisory fee limitation on February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$44	$149	$264	$599

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates or that have greater credit risk or other less favorable characteristics. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 year and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	0.84%	9/30/07
Worst quarter:	0%	9/30/10

Average Annual Total Returns as of December 31, 2010

		Since
	1	Inception
	Year	(8/1/06)
Institutional Shares	0.02%	1.65%

As of December 31, 2010, the Fund’s 7-day yield for Institutional Shares was 0.08%. For current yield information on the Fund, call 1-800-228-1872.

Sterling Capital National Tax-Free Money Market Fund

Summary	(formerly BB&T National Tax-Free Money Market Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Institutional Shares BBPXX

Investment Objective	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.40%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Total Annual Operating Expenses	0.63%

Fee Waiver or Expense Reimbursement[1]	–0.12%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.51%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$52	$189	$338	$774

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

• Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  • High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;

• Asset-backed securities;

• Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

• Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

• Securities issued or guaranteed by state or local government bodies; and

• Repurchase agreements relating to the above instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risks: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	1.33%	3/31/01
Worst quarter:	0%	12/31/10

Average Annual Total Returns as of December 31, 2010

				Since
	1	5	10	Inception
	Year	Years	Years	(10/1/97)
Institutional Shares	0.05%	2.55%	2.24%	2.98%

As of December 31, 2010, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.

Management	Investment Adviser Sterling Capital Management LLC

Sub-Adviser Federated Investment Management Company

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital Management LLC purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Sterling Capital Prime Money Market Fund

Summary	(formerly BB&T Prime Money Market Fund)

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Institutional Shares BTUXX

Investment Objective	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of redemptions)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.40%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.23%

Total Annual Operating Expenses	0.63%

Fee Waiver or Expense Reimbursement[1]	–0.14%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	0.49%

[1] The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012 the Adviser may recoup from the Fund all or a portion of the advisory fees that it voluntarily waives beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Administration Agreement between the Fund and the Adviser/Administrator.

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current advisory fee expense limitation on February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$50	$187	$336	$772

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 146 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Principal Risks
Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in U.S. Government securities or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	1.28%	3/31/01
Worst quarter:	0%	12/31/10

Average Annual Total Returns as of December 31, 2010

				Since
	1	5	10	Inception
	Year	Years	Years	(10/5/92)
Institutional Shares	0.07%	2.05%	1.89%	3.02%

As of December 31, 2010, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Sterling Capital U.S. Treasury Money Market Fund

Summary	(formerly BB&T U.S. Treasury Money Market Fund)

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Institutional Shares BMGTX

Investment Objective	The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed-income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.21%

Acquired Fund Fees and Expenses[1]	0.73%

Total Annual Fund Operating Expenses	1.19%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$121	$378	$654	$1,443

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.33% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	10.46%	9/30/09
Worst quarter:	–7.57%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	11.56%	4.55%	3.52%	4.27%

Return After Taxes on Distributions	10.19%	3.17%	2.37%	2.90%

Return After Taxes on Distributions and Sale of Fund Shares	7.59%	3.29%	2.45%	2.96%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Sterling Capital Strategic Allocation Conservative Fund

Summary	(formerly BB&T Capital Manager Conservative Growth Fund)

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Institutional Shares BCGTX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.16%

Acquired Fund Fees and Expenses[1]	0.76%

Total Annual Fund Operating Expenses	1.17%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$119	$372	$644	$1,420

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.76% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	13.00%	9/30/09
Worst quarter:	–12.47%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	14.02%	3.59%	2.67%	3.73%

Return After Taxes on Distributions	13.19%	2.36%	1.74%	2.56%

Return After Taxes on Distributions and Sale of Fund Shares	9.27%	2.64%	1.91%	2.69%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Sterling Capital Strategic Allocation Balanced Fund

Summary	(formerly BB&T Capital Manager Moderate Growth Fund)

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Institutional Shares BCMTX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.17%

Acquired Fund Fees and Expenses[1]	0.77%

Total Annual Fund Operating Expenses	1.19%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.35% of the average value of its portfolio.

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 10% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, thunder normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	14.44%	9/30/09
Worst quarter:	–16.24%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	10	Since
	Year	Years	Years	Inception
Institutional Shares				(10/2/97)
Return Before Taxes	15.03%	2.45%	1.55%	2.98%

Return After Taxes on Distributions	14.48%	1.36%	0.79%	1.99%

Return After Taxes on Distributions and Sale of Fund Shares	9.97%	1.84%	1.10%	2.20%

S&P 500® Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.97%

Barclays Capital Intermediate Government Bond Index				(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	4.98%	5.41%	5.11%	5.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sterling Capital Strategic Allocation Growth Fund

Summary	(formerly BB&T Capital Manager Growth Fund)

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Institutional Shares BCATX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.25%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.30%

Acquired Fund Fees and Expenses[1]	0.78%

Total Annual Fund Operating Expenses	1.33%

1 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
	Year	Years	Years	Years
Institutional Shares	$135	$421	$729	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.32% of the average value of its portfolio.

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Strategy, Risks and Performance	Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds that invest mainly in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in the Fund’s Prospectus.

Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the Fund’s prospectus or statement of additional information.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	16.83%	6/30/09
Worst quarter:	–21.94%	12/31/08

Average Annual Total Returns as of December 31, 2010

	1	5	Since
	Year	Years	Inception
Institutional Shares			(3/19/01)
Return Before Taxes	14.96%	0.50%	1.64%

Return After Taxes on Distributions	14.66%	–0.58%	0.96%

Return After Taxes on Distributions and Sale of Fund Shares	9.90%	0.38%	1.33%

S&P 500® Index			(3/31/01)
(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	2.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers Jeffrey J. Schappe, CFA Managing Director of Sterling Capital and Chief Investment Officer Since March 2005

Robert F. Millikan, CFA Executive Director of Sterling Capital and Portfolio Manager Since September 2004

Stephen L. Morgan Executive Director of Sterling Capital and Portfolio Manager Since November 2009

Sterling Capital Strategic Allocation Equity Fund

Summary	(formerly BB&T Capital Manager Equity Fund)

Will Gholston, CFA Director of Sterling Capital and Manager of Quantitative Analysis Since March 2006

Purchase and Sale of Fund Shares

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment
Regular Account	$1,000,000	$0

* Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are summarized under its respective “Investment Objective” and “Strategy, Risks and Performance” section, earlier in this Prospectus.

Stock Funds

Select Equity Fund, Mid Value Fund, Small Value Fund, International Fund, Special Opportunities Fund, and Equity Income Fund (“Stock Funds”)

All Stock Funds (except the International Fund):  Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 50% of the value of its total assets for the Special Opportunities Fund and Equity Income Fund).

Select Equity Fund — The Fund may invest in exchange-traded funds and other registered investment companies that invest in commodity-related securities, such as securities of mining or mineral companies, in order to provide exposure to the investment returns of commodities markets without investing directly in physical commodities, such as oil, metals and agricultural products.

International Fund — The Fund may invest up to 10% of its net assets in listed and over-the-counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan and the United Kingdom.

The Fund may invest in ADRs, Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) issued by sponsored or unsponsored facilities.

The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Fund’s Sub-Adviser, the portfolio manager may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Fund’s Sub-Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and exchange-traded funds, in order to increase or reduce market exposure. The Fund’s Sub-Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Fund’s Sub-Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash.

To the extent permitted by the 1940 Act, the Fund may invest in exchange traded funds and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

Additional Investment Strategies and Risks

Bond Funds

Short-Term Bond Fund, Intermediate U.S. Government Fund, and Total Return Bond Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

All Bond Funds:  Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Short-Term Bond Fund — The Fund may invest in short-term obligations and the shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund — The Fund may also invest in short-term obligations and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures.  If deemed appropriate under the circumstances, each Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Money Market Funds

National Tax-Free Money Market Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (“Money Market Funds”)

National Tax-Free Money Market Fund — The Fund may invest up to 20% of its assets in securities the interest income from which may be subject to federal alternative minimum tax for individual shareholders.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Additional Investment Strategies and Risks

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risks as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of Sterling Capital Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities under Rule 2a-7 of the 1940 Act. Eligible Securities include:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in one of the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Certain of the securities in which the Fund invests pay interest at a rate that is periodically adjusted (“adjustable rate securities”). The Fund is generally structured to target a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Fund’s Sub-Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy.

The Fund’s Sub-Adviser generally shortens the Fund’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Fund’s Sub-Adviser selects securities used to shorten or extend the Fund’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns. In targeting a dollar-weighted average portfolio maturity range, the Fund’s Sub-Adviser also will consider the tax-exempt securities available.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash or investing its assets in certain taxable or other securities (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements) in response to unusual circumstances, such as, for example: adverse market, economic or other conditions; to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. This may cause the Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Prime Money Market Fund — The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; and (ii) for purposes of applying the concentration limitation, bank instruments also include obligations or instruments that are credit enhanced by a bank.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Additional Investment Strategies and Risks

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the adviser or sub-adviser has determined that the loan commitment will be available except under remote circumstances.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees of Sterling Capital Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

•	Securities that are issued or guaranteed by a person with such ratings;

•	Securities without such short-term ratings that have been determined to be of comparable quality by the Adviser (or Sub-Adviser) pursuant to guidelines approved by the Board of Trustees; or

•	Shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

The Fund is generally structured to invest in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Fund’s Sub-Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Fund’s Sub-Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the dollar-weighted average maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Temporary Defensive Measures.  The Fund may temporarily depart from its principal investment strategies by holding cash, shortening the portfolio’s dollar-weighted average maturity, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objectives.

U.S. Treasury Money Market Fund — Temporary Defensive Measures.  For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program, (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by he U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an Eligible Security, as defined in Rule 2a-7 under the 1940 Act that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

On October 14, 2008, the FDIC announced a Temporary Liquidity Guarantee Program, under which the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities through the earlier of maturity date of the debt or June 30, 2012. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local taxes.

Funds of Funds

Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund and Strategic Allocation Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

Additional Investment Strategies and Risks

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds, Bond Funds and the National Tax-Free Money Market Fund

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading — Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Temporary Defensive Measures — If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Investment Strategies.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

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Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Guaranteed
	Asset-Backed		Convertible	Delayed			Forward Foreign	Investment	High-Yield/High-Risk		Investment Company	Investment Grade
Sterling Capital Funds	Securities	Common Stock	Securities	Delivery/When-Issueds	Derivatives	Emerging Markets	Currency Contracts	Contracts	Debt Securities	Illiquid Securities	Securities	Bonds

Stock Funds

Select Equity Fund	X	X	X	X	X			X	X	X	X	X

Mid Value Fund		X	X		X					X	X

Small Value Fund		X	X	X	X					X	X

International Fund	X	X	X	X	X	X	X	X	X	X	X	X

Special Opportunities Fund	X	X	X	X	X			X	X	X	X	X

Equity Income Fund	X	X	X	X	X			X	X	X	X	X

Bond Funds

Short-Term Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Intermediate U.S. Government Fund	X			X	X			X		X	X	X

Total Return Bond Fund	X	X	X	X	X	X		X	X	X	X	X

Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X

Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X

North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X

Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X

Money Market Funds

National Tax-Free Money Market Fund				X				X		X	X

Prime Money Market Fund	X			X				X		X	X

U.S. Treasury Money Market Fund											X

Funds of Funds

Strategic Allocation Conservative Fund				X							X

Strategic Allocation Moderate Fund				X							X

Strategic Allocation Growth Fund				X							X

Strategic Allocation Equity Fund				X							X

Additional Investment Strategies and Risks

						Real Estate								Variable and
Money Market	Mortgage-Backed	Mortgage Dollar	Municipal	Non-U.S. Traded		Investment Trusts	Restricted	Reverse Repurchase		Trust Preferred	U.S. Government	U.S. Traded Foreign	U.S. Treasury	Floating Rate		Zero-Coupon Debt
Instruments	Securities	Rolls	Securities	Foreign Securities	Preferred Stocks	(REITs)	Securities	Agreements	Securities Lending	Securities	Agency Securities	Securities	Obligations	Instruments	Warrants	Obligations

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

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X				X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X	X	X				X	X	X		X		X	X		X

X	X		X				X	X	X		X		X	X		X

X	X		X				X	X	X		X	X	X	X		X

X									X				X			X

X							X				X		X

X							X				X		X

X							X				X		X

X							X				X		X

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following investments are principal investments for one or more Sterling Capital Fund.

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock:  Shares of ownership of a company.

Convertible Securities:  Bonds or preferred stock that convert to common stock.

Derivatives:  Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts:  Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options:  A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options:  A security that combines features of options with securities trading using composite stock indices.

Structured Products:  Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps:  An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets:  Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):  EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”):  GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded:  Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):  ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations:  U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds:  Issued by Canadian provinces.

Sovereign Bonds:  Issued by the government of a foreign country.

Supranational Bonds:  Issued by supranational entities, such as the World Bank and European Investment Bank.

Additional Investment Strategies and Risks

High-Yield/High-Risk Debt Securities:  High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities:  Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Money Market Funds may only invest in shares of other money market funds. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds:  A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”):  ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. BlackRock’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds:  Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments:  Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.

Bankers’ Acceptances:  Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:  Negotiable instruments with a stated maturity.

Commercial Paper:  Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:  The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:  Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Additional Investment Strategies and Risks

Variable Amount Master Demand Notes:  Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations:  Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments:  Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks:  Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Securities Lending:  The lending of up to 33 1/3% of the Fund’s total assets, plus the assets received by the Fund as collateral for securities loaned. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:  U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants:  Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The following investments are non-principal investments for one or more Sterling Capital Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:  A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Forward Foreign Currency Contracts:  An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

Additional Investment Strategies and Risks

Guaranteed Investment Contracts:  Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities:  Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Real Estate Investment Trusts (“REITS”):  Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities:  Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations:  Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more Sterling Capital Fund.

Commodity ETF Risk.  In addition to the risks described under “ETF Risk” below, the value of a Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Credit Enhancement Risk.  The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Additional Investment Strategies and Risks

Emerging Markets Risk.  The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk:  The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Investment Risk.  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Risks Associated with Investing Share Proceeds.  On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative.  To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Additional Investment Strategies and Risks

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Middle Capitalization Company Risk.  Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Mortgage-Backed and Asset-Backed Securities Risk.  Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

Additional Investment Strategies and Risks

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Pre-Payment/Call Risk.  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Sector Risk.  The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investment of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investment of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Small Company Risk.  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk.  While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk.  The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. Government Securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. Government Securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Additional Investment Strategies and Risks

Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Inverse Market Risk.  The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Political Risk.  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk.  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of October 1, 2010, Sterling Capital had approximately $31 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, Sterling Capital operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, Sterling Capital also provides trust, investment and retail and wholesale insurance services. Sterling Capital has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have requested exemptive relief from the Securities and Exchange Commission (“SEC”) to permit Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders, and if Sterling Capital obtains an exemptive order from the SEC, Sterling Capital will have the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been requested only with respect to unaffiliated sub-advisers and there is no guarantee that the SEC will grant exemptive relief.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which Sterling Capital has retained a separate sub-adviser, Sterling Capital (and not the Fund) pays a portion of the advisory fees it receives to the sub-adviser in return for its services.

Fund Management

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2010:1

Percentage of average net
assets for the fiscal year
ended 09/30/10
Select Equity Fund	0.59%

Mid Value Fund	0.64%

Small Value Fund	0.68%

International Fund	0.57%

Special Opportunities Fund	0.79%

Equity Income Fund	0.69%

Short-Term Bond Fund	0.44%

Intermediate U.S. Government Fund	0.47%

Total Return Bond Fund	0.47%

Kentucky Intermediate Tax-Free Fund	0.39%

Maryland Intermediate Tax-Free Fund	0.39%

North Carolina Intermediate-Tax-Free Fund	0.44%

South Carolina Intermediate Tax-Free Fund	0.44%

Virginia Intermediate Tax-Free Fund	0.44%

West Virginia Intermediate Tax-Free Fund	0.44%

National Tax-Free Money Market Fund	0.16%

Prime Money Market Fund	0.11%

U.S. Treasury Money Market Fund	–0.09%

Strategic Allocation Conservative Fund	–0.01%

Strategic Allocation Balanced Fund	–0.01%

Strategic Allocation Growth Fund	–0.01%

Strategic Allocation Equity Fund	–0.06%

1Sterling Capital Management LLC replaced BB&T Asset Management, Inc. (“BB&T Asset Management”) as the investment adviser and administrator to the Sterling Capital Funds on October 1, 2010. Prior to this date, advisory fees for each Fund (other than Small Value Fund) were paid to BB&T Asset Management. Sterling Capital served as investment adviser to Small Value Fund prior to October 1, 2010 and received the advisory fees with respect to that Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital and sub-advisory agreements with Artio Global Management, LLC (“Artio Global”), Scott & Stringfellow, LLC (“Scott & Stringfellow”) and Federated Investment Management Company (“Federated IMC”) is available in the Funds’ annual report to shareholders for the period ended September 30, 2010.

The Investment Sub-Advisers

International Fund.  Artio Global serves as the sub-adviser to the International Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Artio Global Sub-Advisory Agreement”). Under the Artio Global Sub-Advisory Agreement, Artio Global manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of the Sterling Capital Funds Board of Trustees and Sterling Capital and in accordance with the Fund’s investment objective.

Artio Global, located at 330 Madison Avenue, New York, NY 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2010, Artio Global had approximately $53.9 billion in assets under management.

Fund Management

Special Opportunities Fund and Equity Income Fund.  Scott & Stringfellow serves as the sub-adviser to the Special Opportunities Fund and the Equity Income Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Scott & Stringfellow Sub-Advisory Agreement”). Under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of Sterling Capital Funds’ Board of Trustees and Sterling Capital and in accordance with the Funds’ investment objectives.

Scott & Stringfellow’s address is: 901 E. Byrd Street, Riverfront Plaza, West Tower, Richmond, VA 23219. Scott & Stringfellow is a wholly-owned subsidiary of Sterling Capital and an affiliate of Sterling Capital. As of September 30, 2010, Scott & Stringfellow had $20.8 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.

National Tax-Free Money Market Fund and Prime Money Market Fund.  Federated IMC serves as the sub-adviser to the National Tax-Free Money Market Fund and Prime Money Market Fund pursuant to a sub-advisory agreement with Sterling Capital (the “Federated IMC Sub-Advisory Agreement”). Under the Federated IMC Sub-Advisory Agreement, Federated IMC manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the general supervision of the Sterling Capital Funds’ Board of Trustees and Sterling Capital and in accordance with the Funds’ investment objective, policies and restrictions.

Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 135 mutual funds and separate accounts, which totaled approximately $341.3 billion in assets as of September 30, 2010. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,339 employees.

Portfolio Managers

Select Equity Fund.  Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan is an Executive Director of Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.

Mid Value Fund.  Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is Managing Director and a Portfolio Manager with Sterling Capital. He has been with Sterling Capital and its predecessors since in 2004. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

Small Value Fund.  Eduardo Brea, Managing Director and Equity Portfolio Manager is responsible for the day-to-day investment decisions of the Small Value Fund. Mr. Brea has been with Sterling Capital and its predecessors since 1995 and has over 20 years of investment experience. Mr. Brea received a B.S. degree from the University of Florida and a M.B.A. from the University of South Florida.

International Fund.  Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity with Artio Global. Mr. Younes has been the Head of International Equities for Artio Global and its predecessors since 2001. Mr. Younes has been responsible for management of the International Fund since July 2007. He is primarily responsible for the day-to-day management of the International Fund.

Richard Charles Pell, Chairman, Chief Executive Officer and Chief Investment Officer of Artio Global. Mr. Pell has been Chief Investment Officer of the Artio Global and its predecessors since 1995, and assumed the role of Chief Executive Officer in 2007. He has been responsible for management of the International Fund since July 2007. Mr. Pell also is primarily responsible for the day-to-day management of the International Fund.

Special Opportunities Fund and Equity Income Fund.  George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, and serves as Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Mr. Shipp has been with Scott & Stringfellow since 1982.

Fund Management

Intermediate U.S. Government Fund.  Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director and Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010.

Total Return Bond Fund and Short-Term Bond Fund.  Mark Montgomery, CFA, has been Portfolio Manager of the Total Return Bond Fund since January 2008 and has been Portfolio Manager of the Short-Term Bond Fund since February 2011. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He has been with Sterling Capital and its predecessors since 1997. Prior to 1997, he worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team.

Richard T. LaCoff has been Co-Portfolio Manager of the Total Return Bond Fund and Short-Term Bond Fund since February 2011. Mr. LaCoff is a Managing Director and Fixed Income Portfolio Manager of Sterling Capital. He joined Sterling Capital in 2007. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. Prior to RiverSource, he developed domestic as well as international fixed experience during his nine year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. Additionally, he managed taxable and tax exempt portfolios at Vanguard Group.

Tax-Free Bond Funds.  Robert Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010.

Funds of Funds.  All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, and Strategic Allocation Equity Fund are made by the Sterling Capital Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will G. Gholston.

Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe is a Managing Director and Chief Investment Officer with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has over 25 years of banking, research and investment experience and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan is an Executive Director with Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is a Director and Manager of Quantitative Analysis with Sterling Capital. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Gholston has 10 years of investment experience and holds a B.A. in Economics from the University of North Carolina, Chapel Hill.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

Fund Management

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) (formerly PNC Global Investment Servicing (U.S.) Inc.), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406 serves as the principal underwriter of each Fund’s shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

Shareholder Information

Choosing a Share Class

Sterling Capital Funds offer different classes of Fund shares, which have different expenses and other characteristics. Two classes of Fund shares, Institutional and Class R Shares, are offered in this Prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of the Institutional and Class R Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available only to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; or to employees of Sterling Capital.

•	Offered By:

Select Equity Fund
Mid Value Fund
Small Value Fund
International Fund
Special Opportunities Fund
Equity Income Fund
Short-Term Bond Fund
Intermediate U.S. Government Fund
Total Return Bond Fund
Kentucky Intermediate Tax-Free Fund
Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund
South Carolina Intermediate Tax-Free Fund
Virginia Intermediate Tax-Free Fund
West Virginia Intermediate Tax-Free Fund
National Tax-Free Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund
Strategic Allocation Conservative Fund
Strategic Allocation Balanced Fund
Strategic Allocation Growth Fund
Strategic Allocation Equity Fund

R Shares

•	No sales charges.

•	Distribution and shareholder service (12b-1) fee of 0.50% of average daily net assets.

•	Available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Also available to certain registered investment adviser platforms and wrap products. Please call your financial adviser or plan administrator for more information.

•	Eligible Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of an Eligible Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or organization that provides recordkeeping services for the Eligible Plan.

•	Offered By:

Mid Value Fund Special Opportunities Fund Equity Income Fund Total Return Bond Fund Small Value Fund

For actual past expenses of the Institutional and Class R Shares, see the fund-by-fund information earlier in this Prospectus.

Shareholder Information

The Funds also offer Class A and Class C Shares, each of which has its own expense structure. Class B Shares are closed to new purchases. Class A and Class C Shares are available to investors who are fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities Number of Shares Outstanding

Generally, for Funds other than the Money Market Funds, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

Money Market Funds

The NAV of the Prime Money Market Fund and the U.S. Treasury Money Market Fund will be determined at 3:00 p.m. Eastern time on days the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. The NAV for the National Tax-Free Money Market Fund will be determined at 12:00 p.m. Eastern time on days the NYSE and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Money Market Funds may elect to be open, in their discretion, if it is determined to be in shareholders’ best interests. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing each Fund’s investments, please see the SAI.

Other Funds

The per share NAV for each Fund (other than the Money Market Funds) is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 179.

Shareholder Information

Purchasing and Adding to Your Shares

Institutional Shares

You may purchase Institutional Shares of the Funds through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional shares also may be purchased online at www.sterlingcapitalfunds.com.

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000,000*. An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with Sterling Capital Funds.

* Investors and employees of Sterling Capital purchasing Shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

Class R Shares

Eligible Plans generally may open an account and purchase Class R Shares by contacting an investment dealer authorized to sell the Funds’ Class R Shares. Additional shares may be purchased through an Eligible Plan’s administrator or record keeper. These parties are responsible for transmitting orders by close of business.

All Shares

Not all Funds or classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashiers checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Shares of the Fund have not been registered for sale outside of the U.S. The Fund generally does not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds (except the International Fund) and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the International Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page 174.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

Class R Shares

Selling shares, like purchases, may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for details.

Institutional Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 174).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Requirements” on page 174)

1.	See instruction 1 above for selling shares by mail.

2.	Mail to: Sterling Capital Funds, 101 Sabin Street, Pawtucket, RI 02860.

By Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, Sterling Capital Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and the U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank.

Your bank may charge a fee for this service.

Shareholder Information

Selling Your Shares
continued

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time (3 p.m. Eastern time for the Prime Money Market Fund and U.S. Treasury Money Market Fund and 12 p.m. Eastern time for the National Tax-Free Money Market Fund), the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 174).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Shareholder Information

General Policies on Selling Shares
continued

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000, the Fund may ask you to increase your balance. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV. Please refer to materials provided by your Eligible Plan for information related to Class R Shares.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Institutional Shares pay no 12b-1 fee.

•	Class R Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Class R Shares to be higher and dividends to be lower than for Institutional Shares.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to financial intermediaries and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges”). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Institutional Shares

Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

Class R Shares

The exchange privilege may be available to you through your Eligible Plan. Please consult your plan administrator for more information.
Instructions for Exchanging Shares

Institutional Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page 172 for important information about telephone and online transactions.

Class R Shares

Please consult your plan administrator for more instructions on how to exchange your shares.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Shareholder Information

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly reported by the Fund (generally on IRS Form 1099) as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with 0% rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income and this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. Neither the Bond Funds nor the Money Market Funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of dividend income and capital gains may be subject to state and local taxes as well.

Shareholder Information

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund and National Tax-Free Money Market Fund Shareholders.  Distributions from the Tax-Free Bond Funds and the National Tax-Free Money Market Fund of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or National Tax-Free Money Market Fund may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders.  A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Special Considerations for Shareholders of Funds Investing in Foreign Securities.  Income and gains from a Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Under normal circumstances, the International Fund will be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If the International Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its federal income tax return, subject to certain limitations. Shareholders in Funds other than the International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders.  In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2012, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not have been subject to federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Funds. It is currently unclear whether Congress will extend these exemptions for taxable years beginning on or after January 1, 2012. A Fund may opt not to separately report the portion of its distributions that would be eligible for these withholding tax exemptions.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

Shareholder Information

Backup Withholding.  Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.  Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds and the National Tax-Free Money Market Fund) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information about the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Total Return Bond Fund, Select Equity Fund, Small Value Fund, International Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®*”).

Shareholder Information

*iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2010 are incorporated by reference into the Funds’ SAI, which is available upon request.

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
							Net realized
							gains on
	Net Asset	Net		Net realized/			investments
	Value,	investment		unrealized	Total from	Net	and foreign	Return
	Beginning	income		gains (losses)	Investment	investment	currency	of	Total
	of Period	(loss)		on investments	Activities	income	transactions	Capital	Distributions

Select Equity Fund Institutional Shares
Year Ended September 30, 2010	$10.13	0.13	[c]	0.45	0.58	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$11.36	0.13	[c]	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18	[c]	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Year Ended September 30, 2007	$20.38	0.29	[c]	2.16	2.45	(0.28)	(3.35)	—	(3.63)
Year Ended September 30, 2006	$19.51	0.35	[c]	2.31	2.66	(0.35)	(1.44)	—	(1.79)
Mid Value Fund Institutional Shares
Year Ended September 30, 2010	$10.86	0.07	[c]	1.27	1.34	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$10.56	0.04	[c]	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05	[c]	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Year Ended September 30, 2007	$13.54	0.08	[c]	2.13	2.21	(0.06)	(0.69)	—	(0.75)
Year Ended September 30, 2006	$13.38	0.06	[c]	1.62	1.68	(0.07)	(1.45)	—	(1.52)
Sterling Capital Small Value Fund Institutional Shares
Year Ended September 30, 2010	$10.27	0.06	[c]	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	[c]	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	—	[c,e]	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007[f]	$18.36	(0.01)[c]		0.68	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04)[c]		3.09	3.05	(0.02)	(2.89)	—	(2.91)
Year Ended October 31, 2005	$18.33	0.01	[c]	1.61	1.62	—	(1.73)	—	(1.73)
International Fund Institutional Shares
Year Ended September 30, 2010	$5.14	0.04	[c,e]	0.12	0.16	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$5.47	0.07	[c]	(0.28)	(0.21)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.64	0.10	[c]	(2.49)	(2.39)	(0.03)	(0.75)	—	(0.78)
Year Ended September 30, 2007	$11.23	0.14	[c]	1.88	2.02	(0.09)	(4.52)	—	(4.61)
Year Ended September 30, 2006	$9.72	0.18	[c]	1.50	1.68	(0.17)	—	—	(0.17)
Special Opportunities Fund Institutional Shares
Year Ended September 30, 2010	$14.92	(0.02)[c]		1.35	1.33	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04	[c]	(0.01)	0.03	— [e]	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)[c]		(2.14)	(2.18)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.57	0.03	[c]	3.51	3.54	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.65	—	[e]	1.71	1.71	—	(0.79)	—	(0.79)
Equity Income Fund Institutional Shares
Year Ended September 30, 2010	$11.44	0.33	[c]	1.57	1.90	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$12.37	0.32	[c]	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51	[c]	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2007	$13.37	0.40	[c]	2.31	2.71	(0.35)	(0.68)	—	(1.03)
Year Ended September 30, 2006	$12.10	0.32		1.57	1.89	(0.35)	(0.27)	—	(0.62)
Short-Term Bond Fund Institutional Shares
Year Ended September 30, 2010	$9.67	0.19	[c]	0.09	0.28	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$9.54	0.25	[c]	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$9.53	0.35	[c]	0.06	0.41	(0.40)	—	—	(0.40)
Year Ended September 30, 2007	$9.49	0.38	[c]	0.08	0.46	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	$9.51	0.30	[c]	0.01 [h]	0.31	(0.33)	—	—	(0.33)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.

[e]	Amount is less than $0.005.

[f]	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007

[g]	The performance information for the Institutional Shares prior to December 18, 2006 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.

[h]	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

Institutional Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset		Net Assets,	Ratio of net	net investment	Ratio of
Value,		End of	expenses to	income (loss) to	expenses to	Portfolio
End of	Total	Period	average net	average net	average net	turnover
Period	Return[a]	(000)	Assets[b]	Assets[b]	assets*[b]	rate**[a]

$10.57	5.71%	$183,791	0.84%	1.23%	0.99%	119.85%
$10.13	(9.40)%	$177,725	0.81%	1.51%	0.95%	92.97%
$11.36	(29.32)%	$257,036	0.89%	1.28%	0.94%	38.43%
$19.20	12.89%	$602,101	0.91%	1.50%	0.96%	68.60%
$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%

$12.14	12.39%	$319,451	0.94%	0.58%	1.05%	45.02%
$10.86	3.21%	$200,331	0.96%	0.44%	1.02%	46.83%
$10.56	(21.87)%	$163,840	0.89%	0.43%	0.93%	65.74%
$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%

$11.19	9.59%[d]	$60,073	1.20%	0.56%	1.42%	95.89%
$10.27	8.68%	$25,790	1.42%	1.79%	0.23%	89.00%
$9.89	(17.16)%	$22,635	1.26%	1.40%	0.01%	64.00%
$14.68	3.67%	$45,453	1.18%	1.41%	(0.07)%	82.00%
$18.36	19.31%[g]	$60,737	1.25%	1.63%	(0.26)%	56.00%
$18.22	9.24%[g]	$99,201	1.25%	1.47%	0.06%	45.00%

$5.19	3.09%	$76,087	1.54%	0.73%	1.96%	145.31%
$5.14	(3.42)%	$81,575	1.49%	1.58%	1.64%	223.19%
$5.47	(30.65)%	$109,438	1.31%	1.36%	1.49%	112.65%
$8.64	20.39%	$164,147	1.13%	1.13%	1.26%	129.80%
$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%

$16.25	8.91%	$254,834	1.04%	(0.13)%	1.05%	25.65%
$14.92	1.91%	$228,421	1.03%	0.30%	1.04%	45.22%
$15.58	(12.35)%	$167,544	0.99%	(0.24)%	0.99%	25.80%
$18.51	22.55%	$127,210	1.03%	0.18%	1.03%	49.43%
$16.57	11.50%	$67,232	1.03%	(0.02)%	1.03%	58.01%

$13.07	16.77%	$236,580	0.94%	2.68%	0.95%	21.63%
$11.44	(5.18)%	$177,281	0.93%	3.19%	0.95%	37.13%
$12.37	(12.24)%	$140,256	0.89%	3.72%	0.89%	30.01%
$15.05	21.16%	$46,053	0.94%	2.81%	0.94%	37.85%
$13.37	16.04%	$35,205	0.95%	2.55%	0.95%	45.38%

$9.68	2.90%	$60,089	0.70%	1.93%	0.86%	55.50%
$9.67	4.94%	$59,123	0.70%	2.58%	0.85%	89.57%
$9.54	4.38%	$44,912	0.65%	3.68%	0.80%	48.20%
$9.53	4.93%	$40,756	0.66%	4.01%	0.81%	44.10%
$9.49	3.37%	$66,371	0.64%	3.21%	0.79%	98.08%

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset	Net		Net realized/			Net
	Value,	investment		unrealized	Total from	Net	realized
	Beginning	income		gain (losses)	Investment	investment	gains on	Total
	of Period	(loss)		on investments	Activities	income	investments	Distributions

Intermediate U.S. Government Fund Institutional Shares
Year Ended September 30, 2010	$10.57	0.32	[a]	0.28	0.60	(0.35)	—	(0.35)
Year Ended September 30, 2009	$10.05	0.35	[a]	0.55	0.90	(0.38)	—	(0.38)
Year Ended September 30, 2008	$9.94	0.44	[a]	0.12	0.56	(0.45)	—	(0.45)
Year Ended September 30, 2007	$9.90	0.45	[a]	0.04	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44	[a]	(0.13)	0.31	(0.44)	—	(0.44)
Total Return Bond Fund Institutional Shares
Year Ended September 30, 2010	$10.78	0.46	[a]	0.62	1.08	(0.52)	(0.01)	(0.53)
Year Ended September 30, 2009	$9.89	0.47	[a]	0.89	1.36	(0.47)	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46	[a]	(0.22)	0.24	(0.48)	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47	[a]	—	0.47	(0.47)	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45	[a]	(0.13)	0.32	(0.46)	(0.05)	(0.51)
Kentucky Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$10.67	0.32	[a]	0.24	0.56	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2009	$9.87	0.35	[a]	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34	[a]	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35	[a]	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33		0.07	0.40	(0.33)	—	(0.33)
Maryland Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$10.99	0.30	[a]	0.23	0.53	(0.30)	— [b]	(0.30)
Year Ended September 30, 2009	$10.06	0.33	[a]	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34	[a]	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33	[a]	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31		0.09	0.40	(0.31)	—	(0.31)
North Carolina Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$10.87	0.33	[a]	0.20	0.53	(0.33)	(0.06)	(0.39)
Year Ended September 30, 2009	$10.09	0.36	[a]	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37	[a]	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38	[a]	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39		— [b]	0.39	(0.38)	(0.09)	(0.47)
South Carolina Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$10.61	0.32	[a]	0.25	0.57	(0.32)	—	(0.32)
Year Ended September 30, 2009	$9.89	0.35	[a]	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36	[a]	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37	[a]	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37		— [b]	0.37	(0.37)	(0.18)	(0.55)
Virginia Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$12.07	0.36	[a]	0.18	0.54	(0.36)	(0.11)	(0.47)
Year Ended September 30, 2009	$11.10	0.39	[a]	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40	[a]	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41	[a]	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42		(0.04)	0.38	(0.42)	(0.06)	(0.48)
West Virginia Intermediate Tax-Free Fund Institutional Shares
Year Ended September 30, 2010	$10.05	0.36	[a]	0.15	0.51	(0.36)	(0.02)	(0.38)
Year Ended September 30, 2009	$9.37	0.36	[a]	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$9.72	0.36	[a]	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$9.80	0.37	[a]	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$9.86	0.40		(0.01)	0.39	(0.39)	(0.06)	(0.45)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Amount is less than $0.005

Institutional Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset		Net Assets,	Ratio of net	net investment	Ratio of
Value,		End of	expenses to	income (loss) to	expenses to	Portfolio
End of	Total	Period	average net	average net	average net	turnover
Period	Return	(000)	assets	assets	assets*	rate**

$10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%
$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
$9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%

$11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%
$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%

$10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%
$10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%
$9.87	1.59%	$10,924	0.64%	3.38%	0.84%	54.22%
$10.05	2.92%	$10,625	0.65%	3.45%	0.85%	69.73%
$10.11	4.04%	$11,175	0.66%	3.26%	0.87%	64.55%

$11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%
$10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%
$10.06	2.10%	$11,527	0.54%	3.26%	0.84%	108.13%
$10.17	3.74%	$8,374	0.59%	3.29%	0.89%	136.09%
$10.13	4.10%	$8,003	0.60%	3.13%	0.90%	219.80%

$11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%
$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$10.33	3.33%	$96,282	0.66%	3.65%	0.81%	106.16%
$10.38	3.84%	$87,854	0.65%	3.70%	0.80%	94.95%

$10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%
$10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%
$9.89	1.27%	$13,298	0.71%	3.52%	0.86%	127.76%
$10.21	3.08%	$12,789	0.68%	3.60%	0.85%	68.69%
$10.29	3.66%	$15,426	0.69%	3.58%	0.86%	80.24%

$12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%
$12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%
$11.10	2.13%	$71,631	0.64%	3.50%	0.79%	53.28%
$11.31	3.21%	$68,911	0.66%	3.64%	0.81%	85.36%
$11.39	3.49%	$65,652	0.65%	3.80%	0.80%	76.53%

$10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%
$10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%
$9.37	0.18%	$56,829	0.66%	3.66%	0.66%	39.13%
$9.72	3.37%	$52,518	0.66%	3.85%	0.66%	49.60%
$9.80	4.10%	$50,916	0.65%	4.03%	0.65%	50.14%

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities						Distributions
	Net Asset	Net		Net realized/				Net
	Value,	investment		unrealized		Total from	Net	realized
	Beginning	income		gain (losses)		Investment	investment	gains on	Total
	of Period	(loss)		on investments		Activities	income	investments	Distributions

National Tax-Free Money-Market Fund Institutional Shares
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	0.01	[c]	—	[d]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	[c]	—	[d]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	[c]	—		0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006[e]	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Prime Money Market Fund Institutional Shares
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	0.01	[c]	—	[d]	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	[c]	—	[d]	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.05	[c]	—		0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—	[d]	0.04	(0.04)	—	(0.04)
U.S. Treasury Money Market Fund Institutional Shares
Year Ended September 30, 2010	$1.00	—	[c,d]	—	[d]	— [d]	— [d]	—	— [d]
Year Ended September 30, 2009	$1.00	—	[c,d]	—		— [d]	— [d]	—	— [d]
Year Ended September 30, 2008	$1.00	0.02	[c]	—	[d]	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05	[c]	—		0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Strategic Allocation Conservative Fund Institutional Shares(f)
Year Ended September 30, 2010	$8.58	0.29	[c]	0.57		0.86	(0.29)	—	(0.29)
Year Ended September 30, 2009	$8.50	0.30	[c]	0.17		0.47	(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28	[c]	(1.26)		(0.98)	(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38	[c]	0.53		0.91	(0.33)	—	(0.33)
Year Ended September 30, 2006	$9.83	0.33	[c]	0.24		0.57	(0.36)	—	(0.36)
Strategic Allocation Balanced Fund Institutional Shares(f)
Year Ended September 30, 2010	$7.83	0.20	[c]	0.61		0.81	(0.20)	—	(0.20)
Year Ended September 30, 2009	$7.81	0.24	[c]	(0.04)		0.20	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19	[c]	(1.86)		(1.67)	(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32	[c]	0.88		1.20	(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$9.83	0.27	[c]	0.43		0.70	(0.28)	—	(0.28)
Strategic Allocation Growth Fund Institutional Shares(f)
Year Ended September 30, 2010	$7.12	0.15	[c]	0.58		0.73	(0.15)	—	(0.15)
Year Ended September 30, 2009	$7.34	0.22	[c]	(0.31)		(0.09)	(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13	[c]	(2.20)		(2.07)	(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27	[c]	1.08		1.35	(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$9.69	0.22	[c]	0.57		0.79	(0.24)	—	(0.24)
Strategic Allocation Equity Fund Institutional Shares(f)
Year Ended September 30, 2010	$6.85	0.12	[c]	0.57		0.69	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.48	0.20	[c]	(0.77)		(0.57)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07	[c]	(2.78)		(2.71)	(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25	[c]	1.42		1.67	(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20	[c]	0.84		1.04	(0.22)	(0.19)	(0.41)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Not annualized for periods less than one year.

[b]	Annualized for periods less than one year.

[c]	Per share net investment income (loss) has been calculated using the average daily shares method.

[d]	Amount is less than $0.005

[e]	Period of commencement of operations.

[f]	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

Institutional Shares

		Ratios/Supplementary Data
				Ratio of
Net Asset		Net Assets,	Ratio of net	net investment	Ratio of
Value,		End of	expenses to	income (loss) to	expenses to	Portfolio
End of	Total	Period	average net	average net	average net	turnover
Period	Return[a]	(000)	assets[b]	assets[b]	assets*[b]	rate**

$1.00	0.03%	$155,385	0.40%	0.03%	0.48%	—
$1.00	1.05%	$260,889	0.44%	0.97%	0.49%	—
$1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$1.00	0.53%	$95,757	0.40%	3.14%	0.79%	—

$1.00	0.05%	$396,157	0.35%	0.04%	0.63%	—
$1.00	0.92%	$879,738	0.54%	0.87%	0.66%	—
$1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—

$1.00	0.07%	$208,439	0.15%	0.05%	0.64%	—
$1.00	0.04%	$432,753	0.29%	0.04%	0.64%	—
$1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—

$9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%
$8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%
$8.50	(10.21)%	$39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$47,046	0.08%	3.35%	0.45%	5.69%

$8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%
$7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%
$7.81	(17.23)%	$21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$25,699	0.10%	2.65%	0.47%	7.33%

$7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%
$7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%
$7.34	(21.54)%	$17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$20,243	0.11%	2.24%	0.48%	6.26%

$7.41	10.15%	$67	0.25%	1.65%	0.52%	66.32%
$6.85	(7.33)%	$693	0.17%	3.41%	0.42%	20.24%
$7.48	(26.02)%	$14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$14,837	0.11%	1.75%	0.47%	1.48%

Other Information About the Funds

Financial Highlights
continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset	Net	Net realized/			Net
	Value,	investment	unrealized	Total from	Net	realized	Return
	Beginning	income	gains (losses)	Investment	investment	gains on	of	Total
	of Period	(loss)[a]	on investments	Activities	income	investments	Capital	Distributions

Mid Value Fund Class R
February 1, 2010 to September 30, 2010[d]	$11.11	0.03	1.01	1.04	(0.03)	—	—	(0.03)
Sterling Capital Small Cap Value Fund Class R
February 1, 2010 to September 30, 2010[d]	$10.55	0.06	0.62	0.68	(0.05)	—	—	(0.05)
Special Opportunities Fund Class R
February 1, 2010 to September 30, 2010[d]	$15.32	(0.03)	0.97	0.94	—	—	—	—
Equity Income Fund Class R
February 1, 2010 to September 30, 2010[d]	$11.94	0.23	1.04	1.27	(0.18)	—	—	(0.18)
Total Return Bond Fund Class R
February 1, 2010 to September 30, 2010[d]	$10.87	0.25	0.50	0.75	(0.30)	—	—	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

[a]	Per share net investment income (loss) has been calculated using the average daily shares method.

[b]	Not annualized for periods less than one year.

[c]	Annualized for periods less than one year.

[d]	Period from commencement of operations.

[e]	Net assets are below $1,000.

[f]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

Class R Shares

		Ratios/Supplementary Data
					Ratio of
Net Asset	Total Return	Net Assets,		Ratio of net	net investment	Ratio of
Value,	(excludes	End of		expenses to	income (loss) to	expenses to	Portfolio
End of	sales	Period		average net	average net	average net	turnover
Period	charge)[b]	(000)		assets[c]	assets[c]	assets*[c]	rate**[b]

$12.12	9.47%	$—	[e]	1.44%	0.42%	1.68%	45.02%

$11.18	6.46%[f]	$—	[e]	1.65%	0.82%	3.44%	95.89%

$16.26	6.20%	$—	[e]	1.54%	(0.29)%	1.57%	25.65%

$13.03	10.76%	$—	[e]	1.45%	2.86%	1.49%	21.63%

$11.32	7.03%	$42		1.21%	3.45%	1.37%	122.94%

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STERLING CAPITAL FUNDS
STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2011
This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A, Class B, and Class C Shares Prospectus, and the Institutional and Class R Shares Prospectus of the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund (collectively, the “Stock Funds”), the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund (collectively, the “Bond Funds”), the Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund, the Sterling Capital U.S. Treasury Money Market Fund (collectively, the “Money Market Funds”), and the Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund, and the Sterling Capital Strategic Allocation Equity Fund (collectively, the “Funds of Funds”) which are dated February 1, 2011, (collectively, the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2010 are incorporated by reference into this SAI. Copies of this SAI, the Prospectuses and the Annual Report may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

	SHARE CLASS/TICKER	(B Shares not for Sale)
STOCK FUNDS
sterling capital select equity fund	a shares: bbtgx	b shares: bgisx	c shares: bcvcx	institutional shares: bbisx
(formerly bb&t select equity fund)
sterling capital mid value fund	a shares: oveax	b shares: ovebx	c shares: ovecx	institutional shares: oveix	r shares: overx
(formerly bb&t mid cap value fund)
sterling capital small value fund	a shares: spsax	b shares: spsbx	c shares: spsdx	institutional shares: spscx	r shares: spsrx
(formerly sterling capital small cap value fund)
sterling capital international fund	a shares: biqax	b shares: biqbx	c shares: biqcx	institutional shares: bbtix
(formerly bb&t international equity fund )
sterling capital special opportunities fund	a shares: bopax	b shares: bopbx	c shares: bopcx	institutional shares: bopix	r shares: boprx
(formerly bb&t special opportunities equity fund)
sterling capital equity income fund	a shares: baeix	b shares: beibx	c shares: bcegx	institutional shares: begix	r shares: baerx
(formerly bb&t equity income fund)
BOND FUNDS
taxable bond funds
sterling capital short-term bond fund	a shares: bsgax			institutional shares: bbsgx
(formerly bb&t short u.s. government fund)
sterling capital intermediate u.s. government fund	a shares: bgvax	b shares: busgx	c shares: biucx	institutional shares: bbgvx
(formerly bb&t intermediate u.s. government fund)
sterling capital total return bond fund (formerly bb&t total return bond fund)	a shares: bicax	b shares: bicbx	c shares: biccx	institutional shares: bibtx	r shares: bicrx
tax-free bond funds
sterling capital kentucky intermediate tax-free fund	a shares: bktax			institutional shares: bkitx
(formerly bb&t kentucky intermediate tax-free fund)
sterling capital maryland intermediate tax-free fund	a shares: bmaax			institutional shares: bmaix
(formerly bb&t maryland intermediate tax-free fund)
sterling capital north carolina intermediate tax-free fund	a shares: bncax			institutional shares: bbntx
(formerly bb&t north carolina intermediate tax-free fund)
sterling capital south carolina intermediate tax-free fund	a shares: bascx			institutional shares: bscix
(formerly bb&t south carolina intermediate tax-free fund)

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	SHARE CLASS/TICKER	(B Shares not for Sale)
sterling capital virginia intermediate tax-free fund	a shares: bvaax			institutional shares: bvatx
(formerly bb&t virginia intermediate tax-free fund)
sterling capital west virginia intermediate tax-free fund	a shares: bwvax			institutional shares: owvax
(formerly bb&t west virginia intermediate tax-free fund)

MONEY MARKET FUNDS
sterling capital national tax-free money market fund	a shares: bnaxx			institutional shares: bnixx
(formerly bb&t national tax-free money market fund)
sterling capital prime money market fund	a shares: bbaxx	b shares: bpbxx	c shares: bbcxx	institutional shares: bbpxx
(formerly bb&t prime money market fund)
sterling capital u.s. treasury money market fund	a shares: bbuxx	b shares: busxx	c shares: bucxx	institutional shares: btuxx
(formerly bb&t u.s. treasury money market fund)

FUNDS OF FUNDS
sterling capital strategic allocation conservative fund	a shares: bcgax	b shares: bcgbx	c shares: bcccx	institutional shares: bmgtx
(formerly bb&t capital manager conservative growth fund)
sterling capital strategic allocation balanced fund	a shares: bamgx	b shares: bbmgx	c shares: bcmcx	institutional shares: bcgtx
(formerly bb&t capital manager moderate growth fund)
sterling capital strategic allocation growth fund	a shares: bcmax	b shares: bcmbx	c shares: bcgcx	institutional shares: bcmtx
(formerly bb&t capital manager growth fund)
sterling capital strategic allocation equity fund	a shares: bcaax	b shares: bcabx	c shares: bcacx	institutional shares: bcatx
(formerly bb&t capital manager equity fund)

2

     The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

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STATEMENT OF ADDITIONAL INFORMATION
STERLING CAPITAL FUNDS
     Sterling Capital Funds is an open-end management investment company. Each series of Sterling Capital Funds (except the Tax-Free Bond Funds) is “diversified”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.
     Sterling Capital Funds consists of twenty-three series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-three separate investment portfolios (“Funds”). Twenty-two of those series are described in this SAI:
STOCK FUNDS
Sterling Capital Select Equity Fund (formerly BB&T Select Equity Fund) (the “Select Equity Fund”)
Sterling Capital Mid Value Fund (formerly BB&T Mid Cap Value Fund) (the “Mid Value Fund”)
Sterling Capital Small Value Fund (formerly Sterling Capital Small Cap Value Fund) (the “Small Value Fund”)
Sterling Capital International Fund (formerly BB&T International Equity Fund) (the “International Fund”)
Sterling Capital Special Opportunities Fund (formerly BB&T Special Opportunities Equity Fund) (the “Special Opportunities Fund”)
Sterling Capital Equity Income Fund (formerly BB&T Equity Income Fund) (the “Equity Income Fund”)
BOND FUNDS
TAXABLE BOND FUNDS
Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund) (the “Short-Term Bond Fund”)
Sterling Capital Intermediate U.S. Government Fund (formerly BB&T Intermediate U.S. Government Fund) (the “Intermediate U.S. Government Fund”)
Sterling Capital Total Return Bond Fund (formerly BB&T Total Return Bond Fund) (the “Total Return Bond Fund”)
TAX-FREE BOND FUNDS
Sterling Capital Kentucky Intermediate Tax-Free Fund (formerly BB&T Kentucky Intermediate Tax-Free Fund) (the “Kentucky Fund”)
Sterling Capital Maryland Intermediate Tax-Free Fund (formerly BB&T Maryland Intermediate Tax-Free Fund) (the “Maryland Fund”)
Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly BB&T North Carolina Intermediate Tax-Free Fund) (the “North Carolina Fund”)
Sterling Capital South Carolina Intermediate Tax-Free Fund (formerly BB&T South Carolina Intermediate Tax-Free Fund) (the “South Carolina Fund”)
Sterling Capital Virginia Intermediate Tax-Free Fund (formerly BB&T Virginia Intermediate Tax-Free Fund) (the “Virginia Fund”)
Sterling Capital West Virginia Intermediate Tax-Free Fund (formerly BB&T West Virginia Intermediate Tax-Free Fund) (the “West Virginia Fund”)

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MONEY MARKET FUNDS
Sterling Capital National Tax-Free Money Market Fund (formerly BB&T National Tax-Free Money Market Fund) (the “National Tax-Free Money Market Fund”)
Sterling Capital Prime Money Market Fund (formerly BB&T Prime Money Market Fund) (the “Prime Money Market Fund”)
Sterling Capital U.S. Treasury Money Market Fund (formerly BB&T U.S. Treasury Money Market Fund) (the “U.S. Treasury Fund”)
FUNDS OF FUNDS
Sterling Capital Strategic Allocation Conservative Growth Fund (formerly BB&T Capital Manager Conservative Growth Fund) (the “Conservative Fund”)
Sterling Capital Strategic Allocation Balanced Fund (formerly BB&T Capital Manager Moderate Growth Fund) (the “Balanced Fund”)
Sterling Capital Strategic Allocation Growth Fund (formerly BB&T Capital Manager Growth Fund) (the “Growth Fund”)
Sterling Capital Strategic Allocation Equity Fund (formerly BB&T Capital Manager Equity Fund) (the “Strategic Allocation Equity Fund”)
The Funds of Funds offer shareholders a professionally-managed investment program by purchasing Shares of existing Funds of Sterling Capital Funds and other open-end and closed-end investment companies (including exchange-traded funds) that are not part of the Sterling Capital Funds group (the “Underlying Funds”). Each Fund may offer to the public the following three classes of Shares: Class A, Class C, and Institutional Shares. Only the Small Value Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund and Total Return Bond Fund are currently offering Class R Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Also, Class C Shares of the Short-Term Bond Fund, Tax-Free Bond Funds, and National Tax-Free Money Market Fund are not being offered. Shares of the Sterling Capital Equity Index Fund are currently being offered in a separate prospectus and SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.
On February 1, 2010, BB&T Small Cap Fund merged with and into the Small Value Fund. Also on February 1, 2010, BB&T Mid Cap Growth Fund merged with and into the Mid Value Fund.
On December 18, 2006, the Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), merged with and into the Small Value Fund pursuant to an Agreement and Plan of Reorganization.
INVESTMENT OBJECTIVES AND POLICIES
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
     The Funds’ Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.
     The Appendix to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), Scott & Stringfellow LLC (“Scott & Stringfellow”), Artio Global Management LLC (“Artio Global”), Federated Investment Management Company (“FIMC,” together with Scott & Stringfellow and Artio Global, the “Sub-Advisers,” and each, a “Sub-Adviser”) with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.
     AUCTION RATE SECURITIES. The Funds (except the Money Market Funds, the Small Value Fund, and the Funds of Funds) may invest in securities issued by municipalities and governmental agencies and sold through an auction process.

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     Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.
     While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
     An issuer’s obligations under its auction rate municipal securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate municipal securities may be materially, adversely affected by litigation or other conditions.
     EQUITY SECURITIES. Each of the Stock Funds and, to the extent consistent with its investment objective and policies, the Total Return Bond Fund may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.
     The Stock Funds may also invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.
     CREDIT ENHANCEMENT. The National Tax-Free Money Market Fund, the Prime Money Market Fund, the Tax-Free Bond Funds, the Short-Term Bond Fund and the Total Return Bond Fund may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.
     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.
     ZERO COUPON SECURITIES. The Funds (except the Funds of Funds) may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. There are many forms of zero coupon securities. Some are issued as a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. The Taxable Bond Funds, the Stock Funds and the Money Market Funds may invest in zero coupon U.S. Government

6

Securities.
     INSURANCE CONTRACTS. The Stock Funds (except the Small Value Fund) and the Taxable Bond Funds may purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed-income securities.
     The National Tax-Free Money Market Fund, the Stock Funds and the Taxable Bond Funds may make limited investments in funding agreements issued by highly rated U.S. insurance companies. Under these agreements, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits interest to the Fund on a monthly or quarterly basis, which is based on an index (such as LIBOR).
     BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds (except the U.S. Treasury Fund and the Funds of Funds), may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Funds, except the U.S. Treasury Fund, may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.
     Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).
     COMMERCIAL PAPER. Each Fund (except the U.S. Treasury Fund), may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.
     Commercial paper purchasable by each Fund, except for the U.S. Treasury Fund, includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.
     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund (except for the National Tax-Free Money Market Fund, the U.S. Treasury Fund, and the Funds of Funds) may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by a Fund’s Adviser or the Sub-Adviser for commercial paper. A Fund’s Adviser or the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” a Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.
     FOREIGN INVESTMENT. The Prime Money Market Fund, the Total Return Bond Fund, the Short-Term Bond Fund, the Stock Funds and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit (“Yankee CDs”) which are

7

certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. The Funds may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Total Return Bond Fund, the International Fund and the Equity Income Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies.
     The Total Return Bond Fund, the Short-Term Bond Fund, the Stock Funds, and the Funds of Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and securities purchased on foreign securities exchanges.
     ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.
     Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. A Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. Special tax considerations apply to foreign securities.
     Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Total Return Bond Fund, the Short-Term Bond Fund, the Stock Funds, and the Funds of Funds will acquire such securities only when a Fund’s Adviser or the Sub-Adviser believes the benefits associated with such investments outweigh the risks. The Prime Money Market Fund will acquire such securities only when the Adviser or the Sub-Adviser believes that the risks associated with such investments are minimal.
     Each of the International Fund, the Short-Term Bond Fund and the Total Return Bond Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, China, Croatia, Cyprus, The Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Morocco, The Philippines, Poland, Romania, Russia, Serbia, Slovenia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and Zambia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with

8

respect to issuers located in certain emerging market countries, and, as a result, it may be difficult to access the value or prospects of an investment in such issuers.
     The expense ratio of the International Fund is expected to be higher than that of other Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.
     FOREIGN CURRENCY TRANSACTIONS. The International Fund may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.
     Currency exposure is managed actively and separately from the underlying assets in the Fund based upon the Sub-Adviser’s overall market and currency management strategy. The Sub-Adviser may alter the Fund’s currency exposure whenever the Sub-Adviser perceives opportunities to enhance the return or reduce the risk of the Fund. The Sub-Adviser is permitted to shift the currency exposure resulting from the underlying assets from the original currency to another currency within the Fund’s benchmark, the Morgan Stanley International EAFE Index (or to the U.S. dollar) and may enter into a net long position with respect to any currency within the benchmark (or to the U.S. dollar), provided that the aggregate currency positions created by forward currency exchange contracts do not exceed 100% of the Fund’s total net assets. Net short positions are not permitted.
     To the extent a Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.
     In connection with entering into a forward currency exchange contract, liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward currency exchange contracts will be earmarked and reserved on the custodian’s or the Fund’s records, in accordance with procedures adopted by the Board of Trustees. For the purpose of determining the adequacy of the securities that have been earmarked and reserved, such securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid assets will be earmarked and reserved such that the value such assets will equal the amount of the Fund’s commitment.
     REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sterling Capital or the Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser or the Sub-Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).
     If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and

9

agree to repurchase them at a mutually agreed-upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. In connection with entering into a reverse repurchase agreement or dollar roll agreement, a Fund will earmark and reserve on the custodian’s or the Fund’s records liquid assets in an amount sufficient to cover the Fund’s obligations under the agreement, in accordance with procedures adopted by the Board of Trustees.
     Reverse repurchase agreements and dollar roll agreements involve risks, such that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.
     U.S. GOVERNMENT SECURITIES. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such securities and in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities will constitute the primary investment of the Intermediate U.S. Government Fund. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser or the Sub-Adviser believes that the credit risk with respect thereto is minimal.
     U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.
     The Taxable Bond Funds, the Stock Funds and the Money Market Funds may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. For a discussion of zero coupon securities, please see “ZERO COUPON SECURITIES” above.
     The Tax-Free Bond Funds may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).
     SWAPS. The International Fund, the Short-Term Bond Fund and the Total Return Bond Fund, and the Tax-Free Bond Funds may enter into swap transactions. Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”). The International Fund, the Total Return Bond Fund, the Short-Term Bond Fund, and the Tax-Free Bond Funds may enter into swap transactions for any legal purpose consistent with the respective Fund’s investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Tax-Free Bond Funds will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.
     Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped”

10

between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.
     The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.
     The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
     The use of swap transactions involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser or Sub-Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.
     The Adviser or Sub-Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.
     Each of the International Fund, the Total Return Bond Fund, the Short-Term Bond Fund, and the Tax-Free Bond Funds will earmark and reserve liquid assets in an amount sufficient to cover the Fund’s current obligations under its swap transactions in accordance with procedures adopted by the Fund’s Board of Trustees. The Total Return Bond Fund and the Tax-Free Bond Funds will not enter into any swap transaction unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser or Sub-Adviser. The International Fund will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Fund’s Adviser or Sub-Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.
     The liquidity of swap transactions will be as set forth in guidelines established by the Adviser or Sub-Adviser and approved by the Board of Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

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     During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.
     The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which a Fund may engage in such transactions.
     CREDIT DEFAULT SWAPS (“CDSs”). The International Fund, the Total Return Bond Fund, and the Short-Term Bond Fund may enter into CDSs. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of CDSs, the contract gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security. CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The International Fund, the Total Return Bond Fund, and the Short-Term Bond Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is the seller of a CDS, if the CDS is physically settled, the Fund will be required to earmark and reserve the full notional amount of the CDS. If the Fund is the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the buyer in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligation. In return, the Fund would receive from the buyer a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.
     CDSs involve special risks in addition to those mentioned above under “Swaps”, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the reference issuer of the debt security (as opposed to a credit downgrade or other indication of financial difficulty).
     REAL ESTATE INVESTMENT TRUSTS (“REITs”). The Stock Funds, the Total Return Bond Fund and the Short-Term Bond Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.
     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
     Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:
•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

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     In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.
     TRUST PREFERRED SECURITIES. Each of the Stock Funds (except the Small Value Fund), the Short-Term Bond Fund and the Total Return Bond Fund may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats capital securities as debt.
     SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds (except the Small Value Fund and the Funds of Funds) may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
     INVESTMENT GRADE DEBT OBLIGATIONS. The Total Return Bond Fund, the Short-Term Bond Fund, the Tax-Free Bond Funds, and the Stock Funds (except the Small Value Fund and the Mid Value Fund) may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. The Intermediate U.S. Government Fund may only invest in those investment grade securities rated in the three highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Stock Funds may each invest up to 20% of their total net assets in such securities. An issuer undergoing reorganization or restructuring may issue to its security holders additional securities which may be different from the securities already held by the security holder. The Funds may hold such additional securities even if they do not generally invest in such securities. The Money Market Funds may invest in eligible investment grade securities rated in one of the two highest ratings categories of an NRSRO (Unrated Security that is of comparable quality, subject to certain conditions), to the extent permitted by Rule 2a-7 under the 1940 Act.
     NON-INVESTMENT GRADE DEBT SECURITIES. The Stock Funds (except the Small Value Fund and the Mid Value Fund),the Total Return Bond Fund, and the Short-Term Bond Fund may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.
     The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund’s net asset value (“NAV”). Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Funds would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.
     The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds’ NAVs can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.
     Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. Each of the Stock Funds will limit its investments in non-investment grade securities to 20% of its total net assets. The Total Return Bond Fund may invest up to 25% of its total assets in such securities. The Short-Term Bond Fund may invest up to 15% of its total assets in such securities. Subject to U.S. Securities and Exchange Commission (“SEC”) restrictions, the Stock Funds, Total Return Bond Fund, and the Short-Term Bond Fund may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

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     CUSTODY RECEIPTS. The Taxable Bond Funds and the Stock Funds (except the Small Value Fund) may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.
     Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Stock Funds, Total Return Bond Fund, and the Short-Term Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.
     COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”). Each of the Bond Funds, the Stock Funds, the Prime Money Market Fund and the National Tax-Free Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.
     CMOs may include stripped mortgage-backed securities (“SMBSs”). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. Generally, the value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.
     Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities are a fairly recent development. As a result, established trading markets may not have fully developed. SMBSs issued or guaranteed by the U.S. government and held by a Fund may be considered illiquid securities pursuant to guidelines established by the Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% (10% in the case of the Prime Money Market Fund and the National Tax-Free Money Market Fund) of the value of the Fund’s net assets would be invested in such securities and other illiquid securities.
     Unless stated otherwise, each Fund (except the Taxable Bond Funds) will limit its investment in CMOs to 25% of the value of its total assets.
     ASSET-BACKED SECURITIES. The Prime Money Market Fund, the Bond Funds and the Stock Funds (except the Small Value Fund and the Mid Value Fund), may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.
     Offerings of Certificates for Automobile Receivables (“CARs”) are structured either as flow-through grantor trusts or as pay-through notes. CARs structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARs structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARs may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARs are certain, while cash-flows on other types of CARs issues depend on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.
     Certificates for Amortizing Revolving Debt (“CARDs”) represent participation in a fixed pool of credit card accounts. CARDs pay “interest only” for a specified period. The CARDs principal balance remains constant during this period, while any cardholder

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repayments or new borrowings flow to the issuer’s participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDs are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDs amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDs depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor’s participation is based on the ratio of the CARDs’ balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDs’ balance. This method results in especially fast amortization.
     Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by a Fund will be subject to the same quality requirements as other securities purchased by the Fund.
     For purposes of calculating Annual Fund Operating Expenses in the Prospectuses, structured products such as asset-backed securities are not included.
     FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
     A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
     Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.
     MUNICIPAL OBLIGATIONS. The Stock Funds (except the Small Value Fund, the Mid Value Fund, and the International Fund), Bond Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund may invest in municipal obligations. Municipal securities generally are fixed-income securities, and include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities may be referred to, for example, as general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal mortgage-backed securities, municipal leases, municipal notes and variable rate demand instruments or notes. General obligation bonds generally are supported by the issuer’s power to exact property or other taxes in sufficient amounts to pay principal and interest on the bonds; however, the issuer’s authority to impose additional taxes may be limited by its charter or state law. Special revenue bonds are payable solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls, or fees, and bondholders may not collect from the municipality’s general taxes or revenues. These obligations are discussed further under “Tax-Exempt Obligations” below. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal obligations if the interest paid thereon is exempt from federal income tax. Tax-increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multifamily housing, represent interests in pools of mortgages, which may have fixed or variable rates, and can have complicated financial structures. Municipal leases are leases entered into by municipalities for equipment or facilities, and, in order to comply with state public financing laws, are typically subject to annual appropriation, meaning that a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale. Securities may be supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation, but funds may also invest directly in individual leases. Lease obligations are discussed further under “Tax-Exempt Obligations” below. Municipal notes are short-term securities issued by municipalities to fund, for example, current operations and capital projects, and the issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Further descriptions of other types of tax-exempt securities are provided elsewhere in this SAI.
     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance.
     In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the

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holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.
     An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially, adversely affected by litigation or other conditions.
     TAXABLE OBLIGATIONS. The Funds (except the U.S. Treasury Fund, the Small Value Fund, the Mid Value Fund, the International Fund, and the Funds of Funds) may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption. These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes.
     TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the Kentucky Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Kentucky personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Kentucky Tax-Exempt Obligations”). Under normal market conditions, the Maryland Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Maryland personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Maryland Tax-Exempt Obligations”). Under normal market conditions, the North Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“North Carolina Tax-Exempt Obligations”). Under normal market conditions, the South Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“South Carolina Tax-Exempt Obligations”). Under normal market conditions, the Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Virginia Tax-Exempt Obligations”). Under normal market conditions, the West Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“West Virginia Tax-Exempt Obligations”). Under normal market conditions, the National Tax-Free Money Market Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from both federal regular income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“National Tax-Exempt Obligations”). In addition to Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may invest in tax-exempt obligations issued by or on behalf of states other than Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia, and territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer’s counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, West Virginia Tax-Exempt Obligations and National Tax-Exempt Obligations are hereinafter collectively referred to as “Tax-Exempt Obligations.” All Funds, except the U.S. Treasury Fund and the Small Value Fund, may invest in Tax-Exempt Obligations.
     Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or

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on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.
     Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
     The two principal classifications of Tax-Exempt Obligations consist of “general obligation” and “revenue” issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The Funds, except the U.S. Treasury Fund, may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. Currently, South Carolina issuers do not have authority to issue moral obligation securities. State units and local governments in Virginia, North Carolina, West Virginia, Maryland and Kentucky are permitted to issue moral obligation debt that is not a general obligation of those issuers.
     There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the Fund’s investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Fund’s portfolio manager to be in the best interests of the Fund.
     An issuer’s obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.
     Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called “lease obligations”) entered into by a state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.
     VARIABLE AND FLOATING RATE NOTES. The Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund’s investment objective, policies, and restrictions. The Taxable Bond Funds may do the same, without the tax-exempt restriction. The National Tax-Free Money Market Fund and the Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 397 days but will, in any event, generally permit the Fund to demand payment of the principal of the instrument from the issuer or a third party, such as a dealer or

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bank (a “Demand Provider”) at least once every 397 days upon not more than 30 days’ notice. Some demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Sterling Capital with respect to the Tax-Free Bond Funds, the Short Fund, the Intermediate U.S. Government Fund, and the Total Return Bond Fund or FIMC with respect to the National Tax-Free Money Market Fund and the Prime Money Market Fund) under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, Sterling Capital with respect to the Tax-Free Bond Funds, the Short- Fund, the Intermediate U.S. Government Fund, and the Total Return Bond Fund or FIMC with respect to the National Tax-Free Money Market Fund and the Prime Money Market Fund) will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the National Tax-Free Money Market Fund, the Taxable Bond Funds, the Prime Money Market Fund or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of a Fund’s net assets (10% for the National Tax-Free Money Market Fund or the Prime Money Market Fund) only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.
     Certain demand instruments that may be invested in by the National Tax-Free Money Market Fund, referred to as “synthetic” demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
     For purposes of the Tax-Free Bond Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.
     WHEN-ISSUED SECURITIES. Each Fund (except the U.S. Treasury Fund) may purchase securities on a when-issued basis. In addition, the Stock Funds, the National Tax-Free Money Market Fund and the Prime Money Market Fund may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including “TBA” (to be announced) purchase commitments. A Fund will earmark and reserve liquid assets, in connection with its purchase of securities on a when-issued or forward commitment basis, in an amount sufficient to cover the Fund’s current obligations, in accordance with procedures adopted by the Board of Trustees.
     When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.
     CALLS. The Stock Funds and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange (“Exchange”) and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.
     Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s Adviser or Sub-Adviser, are not expected to make any major price moves in

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the near future but which, over the long term, are deemed to be attractive investments for the Fund.
     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. A Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options or subject to put options exceeds 25% of the fair value of its net assets (50% for the Special Opportunities Fund and Equity Income Fund).
     Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund’s custodian. A Fund does not consider a security covered by a call to be “pledged” as that term is used in its policy which limits the pledging or mortgaging of its assets.
     The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or the Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund’s statement of assets and liabilities. This liability will be readjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (typically, the close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price (or, with respect to the International Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.
     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.
     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.
     The Stock Funds may purchase call options for the purpose of hedging.
     PUTS. The Tax-Free Bond Funds may acquire “puts” with respect to Tax-Exempt Obligations held in their portfolios, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Stock Funds may buy put options for the

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purpose of hedging, or, with respect to the International Fund, cross-hedging. The Small Value Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The International Fund may not write (sell) unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.
     The amount payable to a Fund upon its exercise of a “put” is normally (i) the Fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
     Puts may be acquired by the Tax-Free Bond Funds and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.
     The Tax-Free Bond Funds and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).
     The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s or a Sub-Adviser’s opinion, present minimal credit risks.
     PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (50% for the Special Opportunities Fund and Equity Income Fund) (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.
     STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire “stand-by commitments” with respect to Tax-Exempt Obligations held in their portfolios, and the Stock Funds may acquire stand-by commitments with respect to the securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as put options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.
     The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.
     Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund’s total assets calculated immediately after each stand-by commitment is acquired.
     Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers which, in the Adviser’s or Sub-Adviser’s opinion, present minimal credit risks. A Fund’s reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment. A Fund will earmark and reserve liquid assets, in connection with its purchase of a stand-by commitment, in an amount sufficient to cover the Fund’s current obligations under the stand-by commitment, in accordance with procedures adopted by the Board of Trustees.
     A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of

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the underlying securities, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would be valued at zero in determining NAV. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.
     RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund’s Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.
     FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund (other than the Money Market Funds and the Funds of Funds) may invest in futures contracts and each Fund (other than the Money Market Funds, the Taxable Bond Funds, and the Funds of Funds) may invest in options thereon. The value of a Fund’s futures contracts may approach, but will not exceed, 100% of the Fund’s total net assets.
     Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency at a specified time and price. A Fund may enter into a futures contract to hedge the value of its securities portfolio as a whole or to protect against declines in the value of securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings, interest rates (including the Federal Funds Rate) or foreign currency exchange rates. Futures contracts are traded on an Exchange, so that, in most cases, either party can close out its position on the Exchange for cash, without delivering the security or commodity. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.
     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the Exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges made be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would own the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with the broker as margin, are equal to the market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).
     With respect to futures that are required to “cash settle,” a Fund is permitted to segregate liquid assets in an amount equal to the

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Fund’s daily mark-to-market (i.e., net) obligation, if any, rather than the market value of the futures contract. By segregating assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
     Successful use of futures by the Funds is also subject to an Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the markets. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a hedge not to achieve its objectives.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.
     Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.
     Each Fund (other than the Money Market Funds and the Taxable Bond Funds) may purchase and sell call and put options on futures contracts traded on an Exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised.
     In addition, the International Fund may purchase and write (sell) futures contracts on commodities and options thereon. While such a futures contract obligates the seller to deliver and the purchaser to take delivery of the specified commodity on the expiration date of the contract, no physical delivery of the underlying commodity is made. It is the practice of holders of futures to close out their position on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.
     A Fund will earmark and reserve liquid assets, in connection with investing in a futures contract, in an amount sufficient to cover the Fund’s current obligations under the futures contract, in accordance with procedures adopted by the Board of Trustees.
     Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, the Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as such under the Commodity Exchange Act.
     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Stock Funds, the Short-Term Bond Fund and the Total Return Bond Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants

22

involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.
     EXCHANGE-TRADED FUNDS (“ETFs”). Each Stock Fund, Fund of Funds and Bond Fund may invest in ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), iShares® Trust and iShares®, Inc. (“iShares®1”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.
     ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.
     An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those Funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.
     Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.
     An investment vehicle issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specific index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.
     Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the “3-5-10 Limitations”). The Funds may invest in certain ETFs, including but not limited to iShares®1, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.
     INVESTMENT COMPANIES. The Funds may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the “3-5-10 Limitations”). Pursuant to an exemptive rule under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of Rule 12d1-1.
     As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Fund’s prospectus.
     The Funds of Funds may invest in (i) other Sterling Capital Funds, and (ii) other registered open-end and closed-end

[1]	iShares® is a registered trademark of BlackRock Institutional Trust Company (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund. iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

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investment companies (including ETFs) that are not part of the Sterling Capital Funds group of investment companies to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Sterling Capital Funds will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in underlying funds that are not part of the Sterling Capital Funds group of investment companies may exceed the 3-5-10 Limitations to the extent permitted by applicable law or exemptive relief.
     In addition, the International Fund may purchase shares of investment companies (which may include ETFs) investing primarily in foreign securities, including so-called “country funds.” Country funds have portfolios consisting exclusively of securities of issuers located in one country.
     The Total Return Bond Fund and the Short-Term Bond Fund may invest in investment companies that invest primarily in debt securities. The Money Market Funds may invest in preferred shares of a closed-end fund that are eligible for purchase by money market funds.
     CONVERTIBLE SECURITIES. The Total Return Bond Fund, the Short-Term Bond Fund, and the Stock Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
     RESTRICTED SECURITIES. Each Fund (other than the U.S. Treasury Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the “1933 Act”) in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called “private placement” exemption in Section 4(2) (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.
     Each Fund (other than the U.S. Treasury Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser or Sub-Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
     SECURITIES LENDING. In order to generate additional income, each Fund (except the Funds of Funds), may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which Sterling Capital has determined are creditworthy under guidelines established by the Board of Trustees. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower generally must furnish additional collateral if the market value of the loaned securities increases. In addition, the borrower generally must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or borrower. The Funds will employ one or more securities lending agents to initiate and effect securities lending transactions for the Funds. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Cash collateral received may be invested on behalf of the Fund in U.S. government securities, shares of an investment trust or an investment company (including unregistered funds), commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and/or other types of investments, as permitted by the applicable Fund’s Prospectus or SAI and the investment guidelines included in the Securities Lending Agreement. While a Fund will not have the right to vote securities on loan, in certain circumstances, the Funds intend to terminate

24

the loan and retain the right to vote if that is considered important with respect to the investment. There can be no assurance that a Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote the securities. Loans generally are subject to termination at the option of a Fund or the borrower. Each Fund will restrict its securities lending to 33 1/3% of its total assets, plus the assets received by the Fund as collateral for securities loaned.
     CALLABLE SECURITIES. Certain fixed-income securities invested in by the Bond Funds and the Money Market Funds are callable at the option of the issuer or a third party. Callable securities are subject to Prepayment/Call risk.
     STRUCTURED PRODUCTS. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over the counter. They are organized and operated to restructure the investment characteristics of the underlying security. This structuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependant on the extent of the cash flow of the underlying instruments. With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
     TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of their total net assets. Such short-term obligations may include money market instruments and repurchase agreements. If deemed appropriate under the circumstances, the National Tax-Free Money Market Fund may invest in cash or securities subject to federal income tax (such as, for example, the following taxable securities: treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements; and the following other securities: municipal repurchase agreements and municipal reverse repurchase agreements). This may cause the National Tax-Free Money Market Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective. If deemed appropriate under the circumstances, the U.S. Treasury Fund and the Prime Money Market Fund may invest in cash, and the Prime Money Market Fund additionally may shorten its dollar-weighted average maturity or invest in any security that is an eligible security for purchase by money market funds. A Fund may not achieve its investment objective as a result of taking any temporary defensive position.
     UNDERWRITING SECURITIES. As a matter of policy, and to the extent permitted by the “Investment Restrictions” section, each Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     INVESTMENT RESTRICTIONS
     Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous” in this SAI).
     THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND MAY NOT:
     1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the SEC, the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.
     EACH TAXABLE BOND FUND MAY NOT:
     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

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     2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     EACH OF THE FUNDS OF FUNDS MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities or securities issued by “regulated investment companies” as defined in the Code; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
     THE SELECT EQUITY FUND, THE MID VALUE FUND, THE SPECIAL OPPORTUNITIES FUND MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities
     THE SMALL VALUE FUND MAY NOT:
     1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     2. Underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
     THE INTERNATIONAL FUND MAY NOT:
     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or

26

instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.
     3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.
     4. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.
     THE INTERNATIONAL FUND MAY:
     1. Purchase or sell real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     2. Purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     EACH OF THE FUNDS (EXCEPT THE SMALL VALUE FUND) MAY:
     1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     EACH OF THE FUNDS MAY:
     1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     THE KENTUCKY FUND, THE MARYLAND FUND, THE NORTH CAROLINA FUND, THE SOUTH CAROLINA FUND, THE VIRGINIA FUND, AND THE WEST VIRGINIA FUND MAY NOT:
     1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.
     2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.
     EACH FUND (EXCEPT THE INTERNATIONAL FUND AND PRIME MONEY MARKET FUND) MAY:

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     1. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.
     2. The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Term Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not write or purchase call options. Each of the Funds, except the Small Value Fund, may not write put options. The U.S. Treasury Fund, the Short-Term Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not purchase put options.
     THE SMALL VALUE FUND MAY:
     1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
     2. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations. The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
     THE PRIME MONEY MARKET FUND MAY NOT:
     1. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and bankers’ acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor, for purposes of diversification, when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Underwrite securities except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.
     3. Purchase or sell commodities, commodities contracts, futures contracts, or real estate except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.
     Although the foregoing investment limitations would permit the Prime Money Market Fund to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a “demand feature” or “put” as permitted under SEC regulations for money market funds). Prior to making any such investments, the Prime Money Market Fund would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.
     THE NATIONAL TAX-FREE MONEY MARKET FUND MAY:
     1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and bankers’ acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered

28

bank instruments for purposes of the above-described exclusion from the above industry concentration limit; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor, for purposes of diversification, when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.
     2. Underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE NATIONAL TAX-FREE MONEY MARKET FUND MAY NOT:
     1. Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE EQUITY INCOME FUND MAY NOT:
1.	Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     THE EQUITY INCOME FUND MAY:
1.	Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2.	Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
The fundamental investment restrictions of the National Tax-Free Money Market Fund and the Equity Income Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the National Tax-Free Fund and the Equity Income Fund have also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than each Fund’s fundamental restrictions. Any changes in the non-fundamental investment policies of these Funds will be communicated to its shareholders prior to effectiveness.
     NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.
     Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries.
     The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares® as well as procedures approved by the Board of Trustees, the Equity Income Fund may invest in iShares® in excess of the 5% and 10% limits described in this paragraph, provided that the Equity Income Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to exemptive rules under the 1940 Act, each of the Funds may invest in shares of affiliated and unaffiliated money market

29

funds to the extent permitted by its investment strategy.
     The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by a Fund’s investment policies, and a Fund may not make loans to persons who control or are under common control with a Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.
     The 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
     The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.
     Additionally, a Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Internal Revenue Code.
     The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Funds:
     1. The Prime Money Market Fund and the U.S. Treasury Fund may not invest more than 5% of its net assets in “illiquid” securities, as defined by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     2. The Prime Money Market Fund and the U.S. Treasury Fund may not invest more than 10% of its net assets in instruments which are not readily marketable.
     If the percentage restrictions described above are satisfied at the time of investment, a later increase or decrease in such percentage will not constitute a violation of such restriction.
     3. All Funds except the Prime Money Market Fund and the National Tax-Free Money Market Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
     4. All Funds except the Prime Money Market Fund and the National Tax-Free Money Market Fund may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the above Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.
     5. The Equity Income Fund and the National Tax-Free Money Market Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Equity Income Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Equity Income Fund and the National Tax-Free Money Market Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.
     6. The Equity Income Fund and the National Tax-Free Money Market Fund may not borrow money or issue senior securities, except that the Equity Income Fund and the National Tax-Free Money Market Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Equity Income Fund and the National Tax-Free Money Market Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.
     7. Each Fund except the Money Market Funds may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.
     8. The National Tax-Free Money Market Fund may not invest more than 5% of its total assets in “illiquid” securities, as defined by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

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     9. To the extent required by the rules of the SEC, the National Tax-Free Money Market Fund will apply the diversification requirements under the 1940 Act to 100% of its portfolio, provided, however, that the Fund may invest up to 25% of its total assets in any one issuer for a period of up to three business days.
     For purposes of the concentration policies described above, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look-through” investments in investment companies to the underlying securities held by such exchange-traded funds when determining fund exposure to a particular industry.
PORTFOLIO TURNOVER
     The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.
     For the fiscal years ended September 30, 2010 and September 30, 2009, the portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years (other than the Money Market Funds) were as follows:

FUND	2010(%)	2009(%)
Select Equity Fund	119.85	92.97
Mid Value Fund	45.02	46.83
Small Value Fund	95.89	89
International Fund*	145.31	223.19
Special Opportunities Fund	25.65	45.22
Equity Income Fund	21.63	37.13
Short-Term Bond Fund	55.50	89.57
Intermediate U.S. Government Fund	83.92	47.13
Total Return Bond Fund	122.94	122.26
Kentucky Intermediate Tax-Free Fund	20.68	33.56
Maryland Intermediate Tax-Free Fund	12.26	37.11
North Carolina Intermediate Tax-Free Fund	19.19	38.42
South Carolina Intermediate Tax-Free Fund	14.60	42.06
Virginia Intermediate Tax-Free Fund	9.54	35.90
West Virginia Intermediate Tax-Free Fund	6.60	24.19
Strategic Allocation Conservative Fund	33.33	21.56
Strategic Allocation Balanced Fund	47.76	22.46
Strategic Allocation Growth Fund	57.35	24.08
Strategic Allocation Equity Fund	66.32	20.24

*	The International Fund experienced variation in portfolio turnover between 2009 and 2010 due to market volatility.
     High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each Fund other than the Money Market Funds may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”
VALUATION
VALUATION OF THE MONEY MARKET FUNDS
     The U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund,

31

the Prime Money Market Fund and the National Tax-Free Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.
     Each Money Market Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit a Fund’s ability to invest in adjustable rate securities. In addition, each Money Market Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that, if rated, have received other than the highest short-term debt rating from the requisite NRSROs or, if unrated, have been determined by the fund’s board of trustees to be of comparable quality (“Second Tier Securities”). The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund’s investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share (the “Mark to Market”). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.
     In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund’s outstanding Shares without monetary consideration, or utilizing a NAV per Share determined by using available market quotations.
VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS
     Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST. or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Fund in securities the principal market for which is a securities exchange are valued at the closing price on that exchange on the day of computation.
     With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Adviser or Sub-Adviser are valued at fair value under procedures approved by the Board of Trustees. Such may include a yield equivalent or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.
     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value

32

Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Each class of Shares of each Fund of Sterling Capital Funds is offered on a continuous basis by Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) (the “Distributor”). Class A, Class C, or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Funds may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class B shares are closed to new purchases. If you hold Class B shares, you may: (i) continue as a Class B shareholder; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange your Class B Shares of a Sterling Capital Fund for Class B shares of other Sterling Capital Funds, as permitted by existing exchange privileges. Note also that not all Funds and classes are available for purchase in all states.
PURCHASE OF CLASS A AND CLASS C SHARES
     As stated in the Class A, Class B, and Class C Prospectus, the public offering price of Class A Shares of a Fund, except the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund, is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of a Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B, and Class C Prospectus applies to purchases of Class A Shares of such a Fund by a purchaser (a “Purchaser”).
     Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund, and Class C Shares of each Fund offering such Shares are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B and Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the sixth and first anniversary of purchase, respectively. Investors purchasing Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the National Tax-Free Money Market Fund are generally required to purchase Class A or Institutional Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge.
     An order to purchase Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund will be deemed to have been received by the Fund only when federal funds with respect thereto are available to the Funds’ custodian for investment. Federal funds are monies credited to a bank’s account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Funds’ custodian, if received prior to the last Valuation Time (see “Valuation”). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund.
     Shares purchased via federal funds before the close of business, normally 3:00 pm Eastern Time for the Prime Money Market or the U.S. Treasury Fund and before 12:00 pm Eastern Time for the National Tax-Free Money Market Fund, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund continue to earn dividends through the day before their redemption.
     Shares of a Fund sold to a bank, other financial institution or intermediary or broker-dealer (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection

33

with investment in the Funds.
     In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.
     Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.
     AUTO INVEST PLAN. The Funds’ Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. Investors are no longer able to invest in Class B shares through an automatic investment plan. With shareholder authorization, the Funds’ transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.
     For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Funds.
     STERLING CAPITAL FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A Sterling Capital Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. Sterling Capital Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
     All Sterling Capital Funds IRA distribution requests must be made in writing to the Funds’ transfer agent. Any additional deposits to a Sterling Capital Funds IRA must distinguish the type and year of the contribution.
     For more information on a Sterling Capital Funds IRA, call Sterling Capital Funds at 1-800-228-1872. Investment in Shares of the Tax-Free Bond Funds or the National-Tax Free Money Market Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on Sterling Capital Funds IRA contribution and withdrawal requirements and restrictions.
SALES CHARGES
     As the Funds’ principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Funds to investors. The Funds reallow some or all of the applicable sales charge as dealer discounts and brokerage commissions. The Distributor receives up to 0.25% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of the Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.
     The Adviser, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of any Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

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CLASS A SHARES
     Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or reinvested dividends and distributions.
     The current sales charge rates are as follows:
FOR THE STOCK FUNDS, FUNDS OF FUNDS, INTERMEDIATE U.S. GOVERNMENT FUND, AND TOTAL RETURN BOND FUND

			MAXIMUM
			DEALER
	SALES CHARGE	SALES CHARGE	REALLOWANCE
	AS A % OF	AS OF % OF	AS A % OF
YOUR INVESTMENT	OFFERING PRICE	YOUR INVESTMENT	OFFERING PRICE
Up to $49,999	5.75%	6.10%	5.75%
$50,000 to $99,999	4.50%	4.71%	4.50%
$100,000 up to $249,999	3.50%	3.63%	3.50%
$250,000 up to $499,999	2.50%	2.56%	2.50%
$500,000 up to $999,999	2.00%	2.04%	2.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%
FOR THE TAX-FREE BOND FUNDS AND THE SHORT-TERM BOND FUND

			MAXIMUM
			DEALER
	SALES CHARGE	SALES CHARGE	REALLOWANCE
	AS A % OF	AS A % OF	AS A % OF
YOUR INVESTMENT	OFFERING PRICE	YOUR INVESTMENT	OFFERING PRICE
Up to $49,999	3.00%	3.09%	3.00%
$50,000 to $99,999	2.50%	2.56%	2.50%
$100,000 up to $249,999	2.00%	2.04%	2.00%
$250,000 up to $499,999	1.50%	1.52%	1.50%
$500,000 up to $999,999	1.00%	1.01%	1.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

[1]	There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of Sterling Capital Funds, BB&T and its affiliates, (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares, and (iii) shareholders who purchased shares online at www.sterlingcapitalfunds.com. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of Sterling Capital Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million.

     The sales charges set forth in the table above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.
     In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A

35

Shares, then of any Class C Shares, and then of any Class B Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.
FOR THE MONEY MARKET FUNDS
No front-end or deferred sales charges, except as described in “Exchange Privilege” below.
SALES CHARGE REDUCTIONS AND WAIVERS
     Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A, Class B, and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years of purchase (i) shareholders who purchased $1 million or more; (ii) employees of Sterling Capital Funds, BB&T and its affiliates; (iii) shareholders purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iv) shareholders who purchased shares online at www.sterlingcapitalfunds.com.
     LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Funds (other than the Money Market Funds) (the “Variable NAV Funds”), within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a LOI if such LOI gives the Transfer Agent sufficient information to permit confirmation of the purchase of Class A shares within the preceding 90 day period; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Funds without notice.
     A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase. .
     For further information, interested investors should contact the Funds’ transfer agent. LOI privileges may be amended or terminated without notice at any time by the Funds’ transfer agent.
     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Funds.
     Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan defray the expenses of advancing brokerage commissions, as well as expenses for the Funds’ distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. In addition, the Distributor may receive up to 0.25% of the original purchase price of the Class B and Class C Shares.
     CLASS B SHARES AND CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan

36

if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class B or Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B or Class C Shares of other Funds of Sterling Capital Funds as described under “Exchange Privilege.”
     For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.
     If a shareholder effects one or more exchanges among Class B Shares of the Funds during the eight-year period, the Funds will aggregate the holding periods for the shares of each Fund of Sterling Capital Funds for purposes of calculating that eight-year period. Because the per share NAV of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.
EXCHANGE PRIVILEGE
     INSTITUTIONAL SHARES. Class A, Class B or Class C Shares may be exchanged for Institutional Shares of the same Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of a Fund if an investor ceases to be eligible to purchase Institutional Shares.
     CLASS R SHARES. Class R Shares of each Fund may be exchanged for Class R Shares of another Fund that is available through an Eligible Plan on the basis of relative NAV per Class R Share. Class R Shares may not be exchanged for Class A, Class B or Class C Shares and may be exchanged for Institutional Shares only if the Shareholder becomes eligible to purchase Institutional Shares.
     CLASS A. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, respectively.
     If Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund, the U.S. Treasury Fund or the National Tax-Free Money Market Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load. Under such circumstances, the shareholder must notify the Fund’s transfer agent that a sales load was originally paid. Depending upon the terms of a particular customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.
     CLASS B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class B Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.
     CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares,

37

the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.
     ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.
     If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A, Class B, or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Funds’ transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.
MATTERS AFFECTING REDEMPTION
     CLASS R SHARES. Selling shares may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for specific details regarding redemption of Class R Shares.
     REDEMPTION BY MAIL. A written request for redemption must be received by the Funds’ transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Funds reserve the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.
     REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call Sterling Capital Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds’ telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Funds.
     REDEMPTION ONLINE. Shares may be redeemed online if the shareholder has set up an account online at www.sterlingcapitalfunds.com. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit Sterling Capital Funds at www.sterlingcapitalfunds.com. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Funds’ online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These

38

procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Funds.
     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by Sterling Capital Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Funds to determine the value of its total net assets.
     The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.
     AUTO WITHDRAWAL PLAN. Sterling Capital Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class B, Class C, and Institutional Shares of a Fund. With shareholder authorization, the Funds’ transfer agent will automatically redeem Class A, Class B, Class C, and Institutional Shares at the NAV of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder.
     Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.
     To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Funds’ transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Fund.
     PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business, normally 3:00 pm Eastern Time for the Prime Money Market Fund and U.S. Treasury Fund and 12:00 pm Eastern Time for the National Tax-Free Money Market Fund, on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.
ADDITIONAL TAX INFORMATION
     The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.
     TAXATION OF THE FUNDS. Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

39

     In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).
     In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
     For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.
     As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.
     If for any taxable year a Fund were to fail to meet the income or the diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of diversification failures, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.
     Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to

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the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
     For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC generally is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend), its taxable income and its earnings and profits, a RIC may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and certain late-year ordinary losses (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
     If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98.2% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following year. A Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.
     Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years, and in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A Fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term, which may well result in larger distributions of short-term gains (taxed as ordinary income to individual shareholders) than would have resulted under the regime applicable to pre-2011 losses. A Fund is generally required to use any such carryforwards, which will not expire, before it uses any pre-2011 losses. This may increase the likelihood that pre-2011 losses, if any, will expire unused. Capital gains that are offset by carried forward capital losses are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders.
     DISTRIBUTIONS. For federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund (generally on IRS Form 1099) as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.
     Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares

41

purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.
     If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.
     For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels. It is currently unclear whether Congress will extend this special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2013.
     A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.
     In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. Neither the Bond Funds nor the Money Market Funds expect a significant portion of their distributions to be derived from qualified dividend income.
     To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders. Similarly, to the extent that a Fund that qualifies to pay exempt-interest dividends (see the discussion under “Exempt Interest Dividends” below) makes a distribution of income that is attributable to (i) income received by the Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by the Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution may not constitute exempt-interest dividends to shareholders.
     In general, properly reported dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the 181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds).
     Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.
     Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in

42

January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.
     EXEMPT-INTEREST DIVIDENDS. The Tax-Free Bond Funds and the National Tax-Free Money Market Fund generally expect most of their income dividends to be exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of securities generating interest that is exempt from federal income tax under Section 103(a) of the Code. Such dividends may not exceed, in the aggregate, the net interest a Fund receives during the taxable year from securities exempt from regular federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. In particular, if a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.
     As a matter of policy, under normal market conditions, not more than 10% of a Fund’s total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. The National Tax-Free Money Market Fund’s assets also will be invested so that, normally, distributions of annual interest income also are exempt from the federal alternative minimum tax for individuals and corporations. Interest income on all Tax-Exempt Obligations is, with very limited exceptions, included in “adjusted current earnings” for purposes of computing the federal alternative minimum tax applicable to corporate shareholders. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisors regarding the potential alternative minimum tax implications of holding shares of a Fund.
     A Fund that is qualified to pay exempt-interest dividends will notify investors in a written statement, generally an IRS Form 1099, of the percentage of its income distributions reported as tax-exempt. The percentage is applied uniformly to all income distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Thus, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
     If a shareholder receives an exempt-interest dividend with respect to any Share held by the shareholder for six months or less, any loss on the sale or exchange of such Share will generally be disallowed to the extent of the amount of such exempt-interest dividend. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt interest dividends on a daily basis, and pays such dividends on at least a monthly basis.
     In certain limited instances, the portion of Social Security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.
     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends will not be deductible. The portion of interest that is not deductible is generally equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total dividends (excluding Capital Gain Dividends) paid to the shareholder that consist of exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.
     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. The term “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each shareholder who may be considered a “substantial user” should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the shareholder were treated as a “substantial user” or a “related person.”
     If a Tax-Free Bond Fund or the National Tax-Free Money Market Fund makes a distribution in excess of its net investment

43

income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, taking into account the amount of any non-deductible expenses arising in connection with such tax-exempt income).
     If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.
     The Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See “INVESTMENT OBJECTIVES AND POLICIES — Additional Information on Portfolio Instruments — Puts” in this SAI. The policy of each of the Tax-Free Bond Funds is to limit the acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Tax-Exempt Obligations subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the IRS has issued a published ruling that provides some guidance regarding the tax consequences of the purchases of puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Bond Funds could acquire under the 1940 Act. Therefore, although the Tax-Free Bond Funds will only acquire a put after concluding that the put will have the tax consequences described above, the IRS could reach a different conclusion from that of the Tax-Free Bond Funds. If a Tax-Free Bond Fund were not treated as the owner of the relevant Tax-Exempt Obligations, income from such securities would probably not be tax exempt.
     Distributions made by a Tax-Free Bond Fund or the National Tax-Free Money Market Fund derived from taxable income and gains may result in federal income taxes (as described under “Distributions” above) and/or state income or other taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, Funds may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to distributions received from a Fund.
     SELLING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares (although such a gain or loss is unlikely in a Money Market Fund). In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains and (ii) for taxable years beginning before January 1, 2013, 15% for long-term capital gains, with a 0% rate applicable to taxpayers in the 10% and 15% tax brackets. As noted above, it is currently unclear whether Congress will extend these long-term capital gains rates for taxable years beginning on or after January 1, 2013.
     Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
     In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.
     DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.
     Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a

44

debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.
     Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.
     If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including securities the Fund would otherwise have continued to hold, if necessary. A Fund may realize gains or losses from such dispositions. In the event a Fund realizes net capital gains from such dispositions, its shareholders may receive a larger Capital Gain Dividend than they would in the absence of such dispositions.
     HIGH-YIELD BONDS. A Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to federal income or excise tax.
     A portion of the OID on certain high-yield discount obligations may not be deductible to the issuer. If a portion of the OID on such high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if an issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the corporate dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
     CERTAIN INVESTMENTS IN REITS. The Stock Funds, the Short-Term Bond Fund and the Total Return Bond Fund may invest in equity securities of issuers qualifying as real estate investment trusts under Subchapter M of the Code (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.
     Some of the REITs in which a Fund invests may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”) or may themselves constitute TMPs. Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.
     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax.

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     CERTAIN FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. The Funds’ transactions in futures contracts, options, other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and/or cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
     Certain of a Fund’s hedging activities and related transactions (including transactions in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund’s book income exceeds its taxable income (or in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
     FOREIGN TAXES. Dividends and interest received by a Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. If, however, more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund will be eligible to make an election to enable shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. Under normal circumstances, it is expected that the International Fund will be eligible to make this election. The remaining Funds do not expect to be eligible to make the election. If the election is made by a Fund, shareholders of the Fund generally will be required to include in U.S. taxable income their pro rata shares of such taxes (in addition to the taxable distributions actually received by them), and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to claim a credit for or deduct their share of such taxes, subject to generally applicable limitations on such credits and deductions. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code (including certain holding period requirements with respect to Fund shares for shareholders seeking claim credits), which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes
     If a Fund does not make or is not eligible to make the election described above, the Fund’s net income will generally be reduced by foreign taxes paid or withheld, and shareholders will not be entitled to claim a credit or deduction with respect to such foreign taxes.
     FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.
     Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in

46

its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.
     A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.
     ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS. Because the Funds of Funds invest their assets in shares of Underlying Funds, their distributable income and gains will normally consist of distributions from Underlying Funds and gains and losses on the disposition of Shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to recognize its share of those losses to offset distributions of net income or capital gains realized from other Underlying Funds in which it invests until it disposes of Shares of the Underlying Fund (although such losses of an Underlying Fund may reduce distributions to the Fund of Funds from that Underlying Fund in future taxable years). Moreover, even when a Fund of Funds does make a disposition of shares of an Underlying Fund, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of Underlying Fund Shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).
     In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund of Fund’s sale of Underlying Fund Shares that have generated losses. A wash sale occurs if Shares of an Underlying Fund are sold by the Fund of Fund at a loss and the Fund of Funds acquires additional Shares of that same Underlying Fund 30 days before or after the date of the sale. The wash sale rules could defer a Fund of Fund’s losses on sales of Underlying Fund Shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to wash-sale rules, certain related-party transaction rules may cause any losses generated by a Fund of Funds on the sale of an Underlying Fund’s shares to be deferred (or, in some cases, permanently disallowed) if the Fund of Funds and the Underlying Fund are part of the same “controlled group” (as defined in Section 267(f) of the Code) at the time the loss is recognized. For these purposes, a Fund of Funds and an Underlying Fund will be part of the same controlled group if the Fund of Funds owns more than 50% of the total outstanding voting securities of the Underlying Fund.
     As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds, rather than investing in Shares of the Underlying Funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.
     For taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders exempt-interest dividends it receives from Underlying Funds. Similarly, for taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders foreign taxes paid by Underlying Funds to enable shareholders of the Fund of Funds to claim a tax credit or deduction with respect to such taxes.
     For taxable years beginning after December 22, 2010, a “qualifying fund of funds” (a RIC at least 50% of the total assets of which is represented by interests in other RICs at the close of each quarter of its taxable year) is permitted to distribute exempt interest dividends and thereby pass through to its shareholders the tax-exempt character of interest on tax-exempt obligations and exempt interest dividends it receives from Underlying Funds. For further considerations pertaining to exempt interest dividends, see “Exempt Interest Dividends” above. Furthermore, for taxable years beginning after December 22, 2010, a qualifying fund of funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds or by an Underlying Fund that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see “Foreign Taxes” above.

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     The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of state, local and foreign taxes.
     BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
     TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
     ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. In general, dividends, other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2012, this tax does not apply and a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or was a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person to the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such (generally on IRS Form 1099) by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund (“short-term capital gain dividends”). It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends for taxable years beginning on or after January 1, 2012. Depending on the circumstances, a Fund may choose not to report potentially eligible distributions as interest-related or short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for the exemption from withholding.
     In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund reports a payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Further, the exemptions from withholding for interest-related dividends and short-term capital gain dividends expired for the period from December 31, 2009 to December 17, 2010. All Funds were required to withhold with respect to such distributions made during that period, but for the enactment of legislation retroactively reinstating the exemptions. Federal tax legislation provides that the Funds are not liable to shareholders for any withholding performed by a Fund with respect to distributions made during that period.
     If a foreign shareholder has a trade or business in the U.S., and Fund dividends received by that foreign shareholder are effectively connected with the conduct of such trade or business, the dividends will be subject to federal taxation at regular income tax rates.
     A foreign shareholder is not, in general, subject to federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund, Capital Gain Dividends or, with respect to taxable years of a Fund beginning before

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January 1, 2012, short term capital gain dividends (defined above), unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend or short-term capital gain dividends and certain other conditions are met.
     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
     In order for a foreign shareholder to qualify for lower withholding tax rates under income tax treaties, the exemptions from withholding tax discussed above for interest-related and short-term capital gain dividends (to the extent available), and/or an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
     To the extent the International Fund (or another Fund) qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of such Fund may be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.
     Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situations.
     A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.
     CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMETNS. The Hiring Incentives to Restore Employment (“HIRE”) Act, enacted in March 2010, requires the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest. Subject to future IRS guidance, the Funds may require additional tax-related certifications, representations or information from shareholders in order to comply with the provisions of the HIRE Act.
     The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains exempt from federal income tax or, in the case of distributions to a non-U.S. shareholder, exempt from withholding under the regular withholding rules described earlier (e.g., Capital Gain Dividends), will be a withholdable payment subject to the new 30% withholding requirements, unless a shareholder provides information, certifications, representations or waivers of foreign law, as the Fund requires, to comply with the new rules. In the case of certain non-U.S. shareholders, it is possible that this information will include information regarding direct and indirect U.S. owners of such non-U.S. shareholders. The failure of a shareholder to provide such information may result in other adverse consequences to the shareholder. A non-U.S. shareholder that is treated as a “foreign financial institution” (as defined under these rules) generally will be subject to withholding unless it enters into, and provides certification to the Funds of, a valid information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign institutions from these requirements, but it is currently unclear whether or when such regulations will be issued.
     Persons investing in a Fund through foreign intermediaries should contact their intermediaries regarding the application of these rules to their accounts and their investment in the Fund.
     Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.
     ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

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     A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.
     SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and the precise effect of such investments in their particular tax situations.
     GENERAL. Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.
     ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE BOND FUNDS. As indicated in the Prospectuses, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are designed to provide Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Bond Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any benefit from the dividends of the Tax-Free Bond Funds being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries of such plans and accounts when distributed to them.
     Dividends that are derived from interest on a Fund’s investments in U.S. Government Securities and received by a shareholder who is a Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia resident are currently eligible for exemption from those states’ income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in Kentucky, Maryland, South Carolina, Virginia, and West Virginia as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.
     Distributions from the Kentucky Fund will not be subject to Kentucky income tax if the Kentucky Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Kentucky or its political subdivisions or interest on debt obligations of the United States or of its agencies, instrumentalities, possessions, or territories.
     Distributions from the Maryland Fund will not be subject to Maryland income tax if the Maryland Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Maryland or its political subdivisions or interest on debt obligations of the United States and some of its authorities, commissions, instrumentalities, possessions or territories.

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     Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of North Carolina or its political subdivisions, or (ii) attributable to interest on direct obligations of the United States, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities.
     Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina.
     Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.
     Distributions from the West Virginia Fund will not be subject to West Virginia income tax if the West Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of West Virginia or its political subdivisions or debt obligations of the United States and some of its authorities, commissions, or instrumentalities.
     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for 6 months or less, any loss on the sale or exchange of such Share will be disallowed for Maryland, North Carolina, South Carolina, Virginia, West Virginia tax purposes to the extent of the amount of such exempt-interest dividend, even though some portion of such dividend actually may have been subject to Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax.
     Distributions by the Tax-Free Bond Funds of net long-term capital gains on securities held for more than one year are taxable to shareholders as such, regardless of how long the shareholder has held Shares in a Tax-Free Bond Fund, except that distributions which are directly attributable to gains from obligations of the Commonwealth of Kentucky and its political subdivisions are exempt from Kentucky state income tax, distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina state income tax and distributions which are directly attributable to gains from certain obligations of the State of Maryland and its political subdivisions are exempt for Maryland state income tax. Distributions will be taxable as described above even if the NAV of a Share in a Tax-Free Bond Fund is reduced below the shareholder’s cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital.
     Part or all of the interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is not deductible, or requires a modification increasing adjusted gross income, for federal, Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax purposes.
     Distributions of exempt-interest dividends, to the extent attributable to interest on Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia (respectively) individual or corporate income tax. Distributions of exempt-interest dividends are also not subject to the Kentucky limited liability entity tax described below. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina. Distributions of gains attributable to certain obligations of the State of Maryland and its political subdivisions are not subject to Maryland individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax. Individuals who are shareholders in West Virginia cannot reduce their West Virginia AGI for any portion of interest or dividends received from a Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded “exempt-interest dividends;” and they must increase their West Virginia Adjusted Gross Income (“AGI”) by the amount of such interest or dividend income. Also, an individual who is a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold Shares of a Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund Shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder’s Federal AGI.
     The foregoing is only a summary of some of the important federal and state tax considerations generally affecting purchasers of

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Shares of the Tax-Free Bond Funds. No attempt has been made to present a detailed explanation of the federal or state income tax treatment of the Tax-Free Bond Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Free Bond Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN KENTUCKY TAX-EXEMPT OBLIGATIONS
     The concentration of investments in Kentucky Tax-Exempt Obligations by the Kentucky Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Kentucky and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Kentucky Fund and its portfolio securities. This section briefly describes current economic trends in Kentucky and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Kentucky Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.
     Economy. Kentucky’s economy, dominated in previous generations by coal, tobacco, bourbon, and horses, has since diversified to include prominently the manufacture of industrial machinery, automobiles and automotive parts, consumer appliances, non-durable goods, such as apparel, and service industries, such as air transportation, financial services, healthcare, retail trade, and tourism. Kentucky’s parks, horse breeding and racing industry, epitomized by the Kentucky Derby, play an important role in expanding tourism.
     Kentucky experienced growth in total personal income, the broadest measure of a state’s economic health, during its seven consecutive fiscal years ended June 30, 2010. The rate of growth declined during FY2009 as the nation as a whole sank into a deep recession but grew modestly in FY2010 (1.9% in Kentucky compared to 0.1% in the nation as a whole). Total non-farm employment in Kentucky declined 2.5% in FY2010 compared to a decline nationally of 2.9%. Business services, educational services, and government were the only sectors which experienced growth in employment within Kentucky during FY2010.
     Budgetary Process. The Kentucky General Assembly is required by the Kentucky Constitution to adopt measures providing for the state’s revenues and appropriations for each fiscal year. The Governor is required by law to submit a biennial State Budget to the General Assembly during the legislative session held in each even numbered year. State Budgets have generally been adopted by the General Assembly during those legislative sessions, which end in mid-April, to be effective upon the Governor’s signature for appropriations commencing for a two-year period beginning the following July 1.
     Kentucky Tax Treatment. The Kentucky tax treatment of shareholders of regulated investment companies such as the Kentucky Fund varies depending on the type of shareholder. For corporations (as defined in Section 7701(a)(3) of the Internal Revenue Code), Kentucky imposes a graduated corporate income tax that has a maximum rate of 6%. This tax is imposed on taxable net income which is determined by taking federal gross income and making various Kentucky-specific adjustments that differ from federal tax treatment. None of these adjustments affect dividends or other distributions from regulated investment companies; therefore, if such dividends or other distributions are exempt for federal tax purposes, they will be exempt for Kentucky income tax purposes.
     Corporations, as well as other limited liability entities, are subject to the Kentucky Limited Liability Entity Tax (“LLET”). The LLET is imposed on C corporations (as defined in Section 1361(a)(2) of the Internal Revenue Code) and any pass-though entity that affords its members, partners, or shareholders protection from general liability for actions of the entity. A “pass-though entity” includes any partnership, S corporation (as defined in Section 1361(a)(1) of the Internal Revenue Code), limited liability company, limited partnership, or similar entity recognized by state law that is not taxed for federal purposes at the entity level but instead passes to each member, partner, or shareholder their proportionate share of income, deductions, gains, losses, and other tax items. A general partnership is not subject to the LLET because, although it is a pass-through entity, its partners do not enjoy limited liability.
     The LLET is calculated based on the taxpayer’s gross receipts or gross profits. Since dividends or other distributions from regulated investment companies such as the Kentucky Fund are by definition not included in gross receipts or gross profits, entities generally subject to the LLET will not be subject to the LLET on such dividends or other distributions.
     Individual shareholders of regulated investment companies such as the Kentucky Fund who are subject to the Kentucky individual income tax must calculate their Kentucky taxable income based on federal gross income with certain Kentucky-specific adjustments that differ from federal tax treatment. Since none of these adjustments affect dividends or other distributions from regulated investment companies, these individuals treat such dividends or other distributions for Kentucky tax purposes the same as they do for federal income tax purposes.
     Credit Ratings. Standard and Poor’s assigns to Kentucky an issuer credit rating of “AA-” with a stable outlook. Moody’s

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Investor Services assigns to Kentucky an issuer credit rating of “Aa1” with a negative outlook. Fitch Ratings does not maintain an issuer rating for Kentucky but rates Kentucky’s appropriation and lease-backed debt “AA-” with a stable outlook.
     Because the Kentucky Constitution requires the vote of a majority of the state’s electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality’s electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness had been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee’s obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.
     The Kentucky Fund is not required to invest any particular percentage of its assets in Kentucky Municipal Securities which are general obligations of issuers with substantial assets.
     Overview of the Commonwealth of Kentucky’s Debt Authorities. Kentucky’s indebtedness is classified as either appropriation supported debt or non-appropriation supported debt.
     Appropriation supported debt carries the name of Kentucky and is either (i) a general obligation of Kentucky or (ii) a revenue obligation of one of its debt-issuing agencies, which is subject to state appropriation for all or a portion of the debt service.
     General obligation bonds pledge the full faith, credit and taxing power of Kentucky for the repayment of the debt. The Kentucky Constitution requires voter approval by general referendum prior to the issuance of general obligation bonds in amounts exceeding $500,000. Kentucky has not issued general obligation bonds since 1966 and has no general obligation bonds outstanding.
     Project revenue notes and bonds are issued by various debt issuing authorities of Kentucky. The revenues produced by the projects funded by the debt are pledged as security for repayment of the debt. Project revenue debt is not a direct obligation of Kentucky. Project revenues are, in some cases, derived partially or solely from biennial appropriations of the Kentucky General Assembly. In other cases, the direct revenues generated from the funded project constitute the only source of payment.
     Non-appropriation or moral obligation debt carries the name of Kentucky for the benefit and convenience of other entities or agencies within Kentucky. The bonds are special obligations of the issuer, secured and payable solely from the sources pledged for the payment thereof and do not constitute a debt, liability, obligation or a pledge of the faith and credit or taxing powers of Kentucky. The Kentucky General Assembly does not intend to appropriate any funds to fulfill the financial obligations represented by these types of bonds. In the event of a shortfall, however, the issuer generally covenants to request from the Governor and the General Assembly sufficient amounts to pay debt service.
     The payment of debt service by the state universities is enhanced by the requirement that, in the event of a default, the Secretary of the Kentucky Finance Cabinet must intercept any funds appropriated to the university but not yet disbursed and must use those funds to remedy the default.
     Default Record. Neither Kentucky nor any of its agencies has ever defaulted in the payment of principal or interest on general obligation indebtedness or project revenue obligations.
     Debt Issuing Entities of Kentucky. The following entities are active issuers of debt in Kentucky: State Property and Buildings Commission, Kentucky Asset/Liability Commission, Turnpike Authority of Kentucky, Kentucky Housing Corporation, Kentucky Infrastructure Authority, Kentucky Higher Education Student Loan Corporation, School Facilities Construction Commission, Kentucky Economic Development Finance Authority, Kentucky Local Correctional Facilities Construction Authority, and the nine State Universities. The ratings of each issuer vary.

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     The Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation issue obligations to finance projects that are not repaid by state governmental appropriations. The outstanding principal amount of the debt of the Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation are each limited by statute to $5.0 billion. The State Property and Buildings Commission, Turnpike Authority of Kentucky, and the nine State Universities may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly. The Kentucky Asset/Liability Commission may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly, exclusive of cash flow borrowings within a fiscal year. The School Facilities Construction Commission and the Kentucky Infrastructure Authority, in its revolving fund programs, may not incur debt without appropriation of debt service by the General Assembly. Without legislative approval, other programs of the Kentucky Infrastructure Authority are limited to $500,000,000 of debt outstanding. The debt of the Kentucky Local Correctional Facilities Construction Authority is limited to the level of debt service supported by court fees pledged to the payment of the debt service. No debt limitation is in effect for the Kentucky Economic Development Finance Authority, which acts as a conduit issuer of revenue bonds for the benefit of private businesses and nonprofit entities and for which Kentucky has no liability for the payment of the debt service.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MARYLAND TAX-EXEMPT OBLIGATIONS
     The concentration of investments in Maryland Tax-Exempt Obligations by the Maryland Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Maryland and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Maryland Fund and its portfolio securities. This section briefly describes current economic trends in Maryland, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Maryland Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.
     The Maryland Funds’ concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of Maryland general obligation bonds and debt issued by state agencies, the Fund will invest in local issues, lease bond obligations, and revenue bonds, the credit quality and risk of which will vary according to each security’s own structure and underlying economics.
     DEBT. The State of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue sector are tax-exempt lease obligations that are subject to bond annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. As of November 1, 2010, general obligations of the State of Maryland are rated Aaa by Moody’s and AAA by the S&P and Fitch.
In its fiscal year 2009 Comprehensive Annual Financial Report (CAFR) for the fiscal year ended June 30, 2009, the State of Maryland disclosed that it has approximately $12.9 billion in bonds outstanding. Of this amount, $5.9 billion are general obligation bonds and an additional $7 billion is secured solely by specified revenue sources. Total bonds and obligations under long-term leases at fiscal year end were $14.0 billion, a net increase of $1 billion (7.9%) over the prior year. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.
     Many agencies of the state government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The Community Development Administration of the Department of Housing and Community Development, the Maryland Water Quality Financing Administration of the Department of Environment, the Maryland State Lottery Agency, certain state higher education institutions, the Maryland Stadium Authority, the Maryland Food Center Authority, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from pledged revenues, principally fees generated from use of the facilities, enterprises financed by the bonds, or other dedicated fees or revenue streams.
     ECONOMY. According to the most recent update of the Maryland State Board of Estimates (“MSBE’”) dated September 16, 2010, Maryland is expecting a “drawn-out recovery from the recent recession,” however, the forecast for wage income and hence total personal income is slightly stronger. The MSBE previously reported in its annual report dated December 16, 2009 that Maryland’s revenue outlook is beginning to stabilize. Maryland’s economy has not been as adversely affected by the recession as the national economy, although the impact has been significant. The Comptroller of Maryland reported on September 1, 2010, that in fiscal year 2010, individual income tax revenues contributed $6.178 billion to the Maryland general fund, which was $109.5 million over the forecast; however it was a decline of 4.6% from the $6.477 billion collected in fiscal year 2009.

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     The Federal Base Realignment and Closure (BRAC) process is underway and all job transfers must be completed by the end of 2011. The revenue forecast for wave income takes into account the 21,400 jobs and additional income now expected to come to Maryland as a result of BRAC.
     The recovery of the Maryland housing market is expected to take longer than previously projected. Maryland home sales are up on a year-over-year basis, although they remain well below levels of prior years, even as far back as 2000 and 2001. The median sales price of existing homes continues to decline, though in recent months at a slower pace than in 2009. Given the likelihood of a large shadow inventory — houses that have recently been foreclosed upon and those that have not been put on the market for several years due to falling prices — a rebound of any magnitude seems some time off.
     FINANCIAL. To a large degree, the risk of the portfolio is dependent upon the financial strength of the State of Maryland and its localities. The general fund is the major operating fund of the State. At the end of fiscal year 2010, the fund balance of the general fund was $344 million. Of this amount actual revenues and transfers in excess of estimates were $190.0 million. Fund balance is unassigned since the 2011 estimated balance is higher than the 2010 estimated balance. Maryland law requires all surplus funds that exceed $10 million to be appropriated to the Revenue Stabilization Account. The Revenue Stabilization Account closed fiscal year 2010 with a balance of $611.6 million. General fund revenues for fiscal year 2010 were $12.587 billion, $183.7 million (1.5%) above the forecast. Overall, general fund revenues are now projected to reach $13.128 billion in fiscal year 2011, a growth of 4.3%, and to grow an additional 3.6% in fiscal year 2012 to $13.606 billion.
     SECTORS. Investment concentration in a particular sector can present unique risks. A significant portion of the fund’s assets may be invested in health care issues. The hospital industry is under continued pressure to reduce expenses, a phenomenon which could negatively affect the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined on a hospital-by-hospital basis by a state-administered set of rates that applies to all payers. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Medicare payment system in effect elsewhere in the U.S. To maintain this Medicare waiver, the cumulative rate of increase in Medicare hospital charges in Maryland since the base year 1980 must remain below the growth rate of Medicare’s payments for in-patient care elsewhere in the U.S., and Maryland has met that test to date. The present federal deficit may in the near future cause Congress to curtail the growth of Medicare payments elsewhere in the U.S. To preserve the waiver, it can be expected that Maryland’s state-administered system will follow suit by also curtailing rate increases in Maryland, making it potentially more difficult for hospitals to cover their expenses or expand their services. Also, any loss of the Medicare waiver in the future may have an adverse impact upon the credit quality of Maryland hospitals.
     The Maryland Fund may from time to time invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry. The Fund may invest in private activity issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In addition, changes in regulatory requirements could adversely impact the financial performance of nuclear and non-nuclear power plants.
     MARYLAND RISK FACTORS. The financial condition of the State of Maryland is affected by various national, economic, social and environmental policies and conditions, including any impact of recent, unprecedented natural disasters occurring in other parts of the country. Additionally, Constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.
     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. The State’s economic base is diversified, consisting of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The State has a relatively high wage labor market which has resulted in the State’s business sector becoming more vulnerable to competitive pressures.
     The State is a party to numerous lawsuits in which an adverse final decision could materially affect the State’s governmental operations and consequently its ability to pay debt service on its obligations.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS
     The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina, and constitutes only a brief

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summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.
     The State of North Carolina (the “State”) has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. The State derives most of its revenue from taxes, including individual income taxes, corporation income taxes, sales and use taxes, highway use taxes on motor vehicle rentals, corporation franchise taxes, piped natural gas excise taxes, alcoholic beverage taxes, insurance taxes, estate taxes, tobacco products taxes, and other taxes, e.g., gift taxes, freight car taxes, and various privilege taxes. A streamlined sales tax collection system has been adopted to improve collection efforts, particularly as to out-of-state catalog and internet sales. The State receives other non-tax revenues which are also deposited in the General Fund. The most important are federal funds collected by State agencies, university fees and tuition, interest earned by the State Treasurer on investments of General Fund moneys, and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax, and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund. On July 8, 2008, the General Assembly adopted a $21.4 billion budget for fiscal year 2008-2009, which was signed into law by the Governor on July 16, 2008.
     The budget did not raise any taxes, but did postpone for a year two scheduled tax breaks worth approximately $30 million — the repeal of the State gift tax and the expansion of the earned income tax credit. Several lesser tax breaks totaling $20 million were passed, including a property tax homestead exemption for disabled veterans, an extension of a tax credit to small businesses that provide health insurance for employees, and a State sales tax holiday on purchase of energy-efficient appliances. State employees received a raise that is the greater of 2.75% or $1,100. Retired State employees received a 2.2% cost of living adjustment. Teachers and professors at the State universities and community colleges received 3% raises. Public schools received an additional $35 million to cover rising fuel costs and $90 million for teacher bonuses. Dropout prevention grants were increased to $15 million, and the More at Four pre-kindergarten program received a $30 million expansion. Other increases for public schools included $6.2 million of children with disabilities, $6 million for the Disadvantaged Student Supplemental Fund, $3.2 million for academically gifted students, $3 million to establish a mentoring program for first and second year teachers and for first year instructional support personnel, and $2.9 million for supplemental funding to low-wealth counties. The State’s 16-campus university system received $34.6 million to cover enrollment growth, but this was $16 million less than requested. Another $15 million was provided for campus safety recommendations. The State’s community colleges received $23.8 million to fully fund enrollment growth, an additional $2.5 million for an enrollment growth reserve fund, $5 million for instructional equipment, $4 million to support allied health programs, and almost $1 million for minority male mentoring.
     The budget provided $50 million for green space projects and another $50 million to help local governments address critical water and sewer needs. There was also $6 million for drought relief, $5.5 million for drinking water system improvements, $4 million for farmland preservation, $2.5 million for wastewater treatment improvements, and $500,000 for green industries education and promotion. $10 million was provided for gang prevention, suppression, and intervention grants. $25 million was budgeted for gap funding of toll roads in fiscal year 2008-2009, along with $24.5 million for highway infrastructure maintenance. The budget provided $9.4 million to expand the NC Health Choice insurance program to another 7,300 children, $4.8 million in aid to local health departments, $4 million for grants to rural preventive health care, and $3.75 million to pay for networks coordinating free health care to low-income and uninsured patients. $8.1 million was provided to expand local psychiatric inpatient services, while $7.3 million was budgeted for new positions at the State’s psychiatric hospitals. The budget provided $6.1 million for walk-in crisis and immediate psychiatric aftercare and $5.75 million for 30 mobile crisis intervention teams.
     The budget provided $10 million in grants and investments for severely distressed rural areas, $5 million for the One North Carolina Fund to stimulate job growth, $5 million for the One North Carolina Small Business Fund to provide incentive grants, and $5 million for the Biofuels Center of North Carolina for the development of alternative fuels. $7 million was provided to the State Housing Trust Fund to finance apartments for people with disabilities, while another $2 million was provided to assist with decent, safe, and affordable housing for people with low to moderate incomes. The budget provided $3 million to expand the Home Protection Program to offer counseling and finance options for homeowners facing foreclosure.
     The General Assembly also authorized $857 million in special indebtedness over the next four years for construction projects, including 1,500 new prison beds, more than 15 university and State buildings, an oyster hatchery, and the renovation of the polar bear exhibit at the North Carolina Zoo. This special indebtedness will allow for earlier completion of construction projects to help avoid increased costs from rising prices. The State Treasurer stated that borrowing levels remain fiscally sound, even with the additional debt, and his office released an annual debt affordability study advising lawmakers that the State could borrow on average $479.7 million annually for the next five years.
     On November 6, 2008, State fiscal analysts reported that the State’s 2008-2009 fiscal year budget faced a shortfall of between $800 million and $1.6 billion, as tax collections on corporate profits fell nearly 32% in the first quarter. The Governor’s office also ordered State agencies to cut their annual budgets by 5%, after having earlier requested that each State agency reduce its expenditures by 2%. Through November 2008, overall tax collections were 6.1% below budget projections. On April 28, 2009,

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the Governor issued Executive Order No. 11 establishing and implementing a furlough plan for State employees, which reduced salaries of all State employees by 0.5% and required 10 hours of leave without pay for each State employee. By May 2009, the budget shortfall was projected to be $3.2 billion. Revenue had declined by 10.8% over the previous fiscal year, with 2008 income tax payments down 40% and 2009 estimated tax payments 41% below the previous fiscal year. By mid-June 2009, the budget shortfall was forecast to be as much as $4.7 billion, but the actual shortfall was determined to be $3.2 billion.
     The State ended fiscal year 2008-2009 with a total General Fund balance of $619.7 million, with reserves of $527.5 million and an unreserved fund reduced to $92.2 million. The final June 30, 2009 unreserved fund balance was supported by $332 million of overdrawn federal fund receipts during fiscal year 2008-2009 by the State Medicaid programs. As agreed to with the federal government, the General Fund is in the process of repaying these funds over the course of fiscal year 2009-2010 through the normal federal funds settlement process. The final General Fund balance also was achieved by transferring $165.1 million from the Highway Trust Fund, receiving $680.4 million in federal stimulus funds, and realizing $802 million in savings from reduced State expenditures and in transfers from reserve funds.
     The America Recovery and Reinvestment Act (“ARRA”) was enacted on February 17, 2009. The ARRA funds were intended to provide aid to states and the public in the current economic crisis by creating jobs, retaining jobs, and assisting states with their budget shortfalls. The ARRA provides that funds be distributed over three years: 2009 through 2011. The Governor has established the State Office of Economic Recovery and Investment to coordinate the State’s handling of ARRA funds and State-level economic recovery initiatives.
     Similar to many other states, the financial sector problems and rapid decline in economic conditions led to historic revenue declines in the State. In light of the sluggish economy, the General Assembly projected the baseline General Fund to decline by 1.6% in fiscal year 2009-2010. On August 7, 2009, the Governor signed the State’s $19 billion budget for the2009-2011 biennium, which eliminated 2,191 positions from State government and cut more than $3 billion in spending. All major categories of State spending received a cut. Justice and public safety were cut by $148.7 million, natural and economic resources were cut by $61.2 million, health and human services were cut by $1.6 billion, education spending was cut by $1.2 billion and general government spending was reduced by $26.6 million.
     Substantive tax and revenue adjustments included the following: a 2% to 3% personal income tax surcharge and a 3% corporate income tax surcharge; a sales tax increase to 7.75%; an excise tax increase on alcohol and tobacco; an increase in fees for courts, public safety, and health services; an increase in State tax audits; and other revenue adjustments including one-time transfers of cash balance from special reserve funds. The biggest loss of jobs, 1,194, was in the State Departments of Corrections and Justice. The biennium budget eliminated 100 vacant positions and 87 jobs at Corrections to save a total of $8.1 million. Also, seven smaller prisons will be closed to save $8.4 million in 2009 and another $22.3 million in 2010. The court system was budgeted to lose 47 vacant positions for $2 million in savings and the elimination of a travel allowance fund for judges. Other State departments also lost vacant positions and saw an increase in administrative fees. The previously budgeted appropriation for the Clean Water Management Trust Fund was reduced by $50 million in each of 2010 and 2011, and the State Department of Commerce was required to sell its State aircraft and eliminate the pilot’s position. Medicaid provider rates were reduced and funding for the following State Health and Human Services programs were reduced as follows: $65 million for community support services by the Division of Medical Assistance; $16 million for the Smart Start early childhood program; $3 million for local mental health service providers; and another $50 million from the elimination of 350 positions and funding of services through local providers.
     The fiscal year 2009-2010 budget for the State university system included $137.8 million in federal stimulus funds and an 8% tuition increase. There was also an $85 million cut for senior and middle management positions, low-enrollment degree programs, speaker series, and discretionary cuts to be made at each campus. The budget fully funded expected enrollment growth at the State’s community colleges, but there was also an $8 per credit hour tuition increase and a $15 million cut to campuses across the State that could not effect programs for retraining out-of-work residents. Public schools were slated to receive $379.9 million in federal stimulus funding but suffered a statewide cut of $225 million, to be determined by each local school system. A $48 million savings in 2009 and another $115.4 million savings in 2010 will result from a moratorium on new textbook adoptions. An additional $14.6 million reduction was budgeted for local central office administration.
     In June 2010, the General Assembly enacted legislation amending the original 2010-2011 fiscal year budget. The revised 2010-2011 fiscal year budget made adjustments to the original 2009-2011 biennium budget that closed a projected cumulative budget gap of $1.3 billion, which resulted from reduced forecasted revenues and unanticipated cost increases. In April 2010, the General Assembly’s Fiscal Research Division and the Office of State Budget and Management revised their prior consensus revenue forecast for the 2010-2011 fiscal year, upon which the original 2009-2011 biennium budget had been based, downward by $703 million. The two major factors behind the lower revenue forecast were (1) a lower revenue base in the 2009-2010 fiscal year, resulting from sluggish sales and personal income tax collections; and (2) a downgraded economic forecast for the nation and the State’s economy. As a result, baseline revenue collections (removing tax law changes) for the 2009-2010 fiscal year were lowered to a 4.5% year-over-year declines compared with a 2.2% decline forecast in May 2009, and for the 2010-

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2011 fiscal year, the forecast reduced growth from 3.3% to 2.7%. The revenue portion of the State budget was revised to reflect the newer forecast.
In addition to the lower revenue forecast, the State was projected to lose another $85 million in estate tax revenues. The North Carolina estate tax is based upon the federal Internal Revenue Code provisions for the federal estate tax, which expired January 1, 2010 (but which is scheduled to be reinstated in 2011). In the absence of the federal estate tax, no State estate tax will be collected by North Carolina for 2010.
          A lower revenue forecast and the loss of the State estate tax resulted in a $788 million reduction in General Fund availability for the 2010-2011 fiscal year, going from $19.6 billion to $18.98 billion.
To help address the budgetary shortfall for the 2010-2011 fiscal year, the revised budget replaced $563 million in State Medicaid funds with additional federal ARRA funds. This appropriation, when added to the $1 billion in federal ARRA funds appropriated in the 2009-2010 fiscal year, brings the total amount of ARRA funding used to replace State funding to approximately $1.6 billion.
     The revised 2010-2011 fiscal year budget included $906 million in budget reductions from the 2009-2010 fiscal year budget. The largest revision redirects $121 million in lottery proceeds to fund teacher positions. The revised budget also included some expenditure increases, principally in the areas of health and human services, education and economic development. The largest such change was a $431 million increase to the State’s Medicaid budget.
     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. For example, based on a modified accrual basis, the General Fund balance as of June 30, 2002 was negative $349 million; as of June 30, 2003 it was negative $167 million; as of June 30, 2004 it was negative $196.3 million; as of June 30, 2005 it was negative $78.8 million; as of June 30, 2006 it was positive $1.97 billion; as of June 30, 2007 it was positive $2.58 billion; as of June 30, 2008 it was positive $1.68 billion; and as of June 30, 2009 it was negative $775.86 million.
     Under the State’s constitutional and statutory scheme, the Governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the Governor and enacting the final budget, which must be balanced. In enacting the final budget, the General Assembly may modify the budget proposed by the Governor as it deems necessary. The Governor is responsible for administering the budget enacted by the General Assembly.
     The State budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, federal government policies and legislation, and the activities of the State’s General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government’s relationship with the state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.
     In 1998, the State, along with forty-five other states, signed the Master Settlement Agreement (“MSA”) with the nation’s largest tobacco companies to settle existing and potential claims of the states for damages arising from the use of the companies’ tobacco products. Under the MSA, the tobacco companies are required to adhere to a variety of marketing, advertising, lobbying, and youth access restrictions, support smoking cessation and prevention programs, and provide payments to the states in perpetuity. The amount that the State will actually receive from this settlement remains uncertain, but projections are that the state will receive approximately $4.6 billion through the year 2025. In the early years of the MSA, participating states received initial payments that were distinct from annual payments. The initial payments were made for five years: 1998 and 2000 through 2003. The annual payments began in 2000 and will continue indefinitely. However, these payments are subject to a number of adjustments including an inflation adjustment and a volume adjustment. Some adjustments (e.g., inflation) should result in an increase in the payments while others (e.g., domestic cigarette sales volume) may decrease the payments. Also, future payments may be impacted by continuing and potential litigation against the tobacco industry and changes in the financial condition of the tobacco companies. In 1999, the General Assembly approved legislation implementing the terms of the MSA in the State. The Golden LEAF, Inc. (“Golden LEAF”), a nonprofit foundation, was created to distribute half of the settlement funds received by the State. The legislation directed that these funds be used for the purposes of providing economic impact assistance to economically affected or tobacco-dependent regions of the State. The remaining half of the settlement funds received by the State is deposited with the State’s Health and Wellness Trust Fund and Tobacco Trust Fund (the “Trust Funds”). Each Trust Fund is entitled to receive one-quarter of the State’s tobacco settlement payments. The purpose of the Health and Wellness Trust Fund is to finance programs and initiatives to improve the health and wellness of the people of North Carolina. An eighteen-member Health and Wellness Trust Fund Commission administers this fund. The primary purpose of the Tobacco Trust Fund is to compensate the tobacco-related segment of the State’s economy for the economic hardship it is expected to experience as a result of the MSA. An eighteen-member Tobacco Trust Fund Commission administers this fund. From fiscal year 2000-2001 through fiscal year 2009-2010, the State has received over $1.545 billion in settlement proceeds, with over $1.159 billion paid to the Trust Funds and Golden LEAF. The remaining $385.9 million has been diverted to the State’s General Fund. The federal government is currently suing the major tobacco companies to recoup costs of the federal government related to smoking. Any award to the federal

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government in such lawsuit could have an impact on the tobacco companies’ ability to make payments under the settlement with the State.
     A number of tobacco manufacturers that participate in the Tobacco Fund Settlement described above have determined to dispute a portion of their 2006 payment. Approximately $755 million of their total expected payment of $6.5 billion due in April 2006 was placed in a disputed payments account pending determination as to whether the participating states have diligently enforced the terms required by the settlement as contained in each state’s Model Statute. The State believes that its share of the disputed payment amount is approximately $18 million.
     On August 30, 2005, North Carolina became the last state on the east coast to approve a lottery. The net proceeds of the lottery are required to be used to further the goal of providing enhanced educational opportunities, to support public school construction, and to fund college and university scholarships. The lottery legislation directs that 50% of the net proceeds be dedicated to pre-kindergarten and class-size reduction programs that have been implemented over the last five years. Previously, such programs were funded by the General Fund. The remaining net proceeds will be distributed to the Public School Building Capital Fund (40%) and the State Education Assistance Authority (10%). The North Carolina Education Lottery began ticket sales in March 2006 and, through the first eleven months of fiscal year 2009-2010, has transferred over $1.541 billion to support educational programs for the State.
     The economic profile of the State consists of a combination of services, trade, agriculture, manufacturing, and tourism. Non-agricultural wage and salary employment accounted for approximately 3,921,600 jobs as of September 2010. The services industry accounts for the largest segment of jobs (approximately 40% of all non-farm employment), followed by government (approximately 19.4% of all non-farm employment), trade, transportation, and utilities (approximately 18.4% of all non-farm employment), and manufacturing (approximately 11.2% of all non-farm employment). Based on September 2010 data from the United States Bureau of Labor Statistics, the State ranked eighth among the states in non-agricultural employment, twelfth in services employment, tenth in trade employment, eighth in government employment, and ninth in manufacturing employment. As reported by the North Carolina Employment Security Commission, the State’s seasonally-adjusted unemployment rate in September 2010 was 9.6% of the labor force, which mirrored the nationwide unemployment rate of 9.6% at that time.
     Agriculture is another basic element of the State’s economy. In calendar year 2008, the State’s agricultural industry, including food, fiber, and forest, contributed over $70.1 billion to the State’s economy and accounted for 18% of the State’s income. Gross agricultural income was almost $11 billion in 2007, placing the State eighth in the nation in gross agricultural income and twelfth in the nation in net farm income. The poultry industry is the leading source of agricultural income in the State, accounting for approximately 39% of gross agricultural income in 2008, followed by the pork industry at approximately 22%, Christmas trees and greenhouse and nursery products at approximately 8%, and the tobacco industry at approximately 7%. According to the State Commissioner of Agriculture, in 2008 the State ranked first in the nation in the production of all tobacco, flue-cured tobacco, and sweet potatoes; second in hogs, turkeys, and Christmas trees; and third in processing cucumbers.
     A significant military presence in the State contributes further to the diversity of the State’s economic base. A 2008 State Department of Commerce study found that the military had a $23.4 billion total impact on the State’s economy. The major military installations in the State are Camp Lejuene Marine Corps Base, New River Marine Corps Air Station, Fort Bragg, Pope Air Force Base, Cherry Point Marine Corps Air Station, and Seymour Johnson Air Force Base. The State created a task force, headed by the now Governor, to assist the federal Base Realignment and Closure Commission (the “BRAC Commission”) in reviewing proposed realignments and closures of federal military bases. The BRAC Commission completed its review and submitted its recommendations to the President on September 8, 2005, which became law on November 9, 2005. The BRAC Commission recommended the closure of two reserve military centers and the realignment of six other military bases in the State. The impact on area employment for the State was minimal. Several ongoing projects at Fort Bragg will result in more than 2,600 active duty U.S. Army personnel coming to North Carolina and another 2,000 civilian jobs being created by 2013.
     The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer after consultation with the State Attorney General, an adverse decision in any of these cases would not materially adversely affect the State’s ability to meet its financial obligations.
     1. Hoke County et al. v. State of North Carolina, et al. (formerly Leandro, et al. v. State of North Carolina and State Board of Education) — Funding of Public Education. In 1994, students and boards of education in five counties in the State filed suit requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students intervened and alleged claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties’ systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law.

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     The State filed a motion to dismiss, which was denied. On appeal the State Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties but remanded the case for trial on the claim for relief based on the Court’s conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. The trial on the claim of one plaintiff’s county was held in the Fall of 1999. In rulings issued in the Fall of 2000 and Spring of 2001, the trial court concluded that at-risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education, and ordered an investigation into why certain school systems succeed without additional funding. Following the State’s filing of an appeal of these rulings, the trial court re-opened the trial and called additional witnesses in the Fall of 2001.
     On April 4, 2002, the trial court issued its final order in the case, reaffirming its prior rulings and finding that the State must take all necessary actions to provide each child with the “sound basic education” guaranteed by the State Constitution. The trial court’s order directed the State to provide written reports every 90 days on the steps it has taken to comply with the order. On July 30, 2004, the State Supreme Court affirmed the majority of the trial court’s orders, thereby directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The Supreme Court did agree with the State that the trial court exceeded its authority in ordering pre-kindergarten programs for at-risk children. The State is now undertaking measures to respond to the trial court’s directives. The magnitude of State resources which may ultimately be required cannot be determined at this time; however, the total cost could exceed $100 million.
     2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. — Use of Administration Payments. On December 14, 1998, plaintiffs, including the county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe, and Lenoir Counties, filed suit requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. The trial court ruled in favor of plaintiffs on December 14, 2001.
     In its order, the trial court concluded that specifically identified monetary payments assessed and collected by state agencies are civil fines or penalties whose disposition is controlled by Article IX, Section 7 of the State Constitution. The trial court also concluded the statutes under which these funds are distributed are “unconstitutional and void” to the extent they provide that the money is to “go to agencies or for purposes other than the public schools.” Based upon these conclusions of law, the trial court directed the “clear proceeds” of the affected civil fines and penalties be remitted to the public schools.
     The trial court also declared “unconstitutional and void” the portions of the State Civil Penalty and Forfeiture Fund and the State School Technology Fund which operate to collect in a central fund and equitably distribute civil fines and penalties to the State’s school system for the purpose of supporting local school technology plans. The order required state agencies to remit civil fines and penalties directly to the local board(s) of education in the county in which the violation leading to the payment occurred for use in the board(s) discretion.
     Finally, the trial court determined a three-year statute of limitations applies, allowing the order to be enforced retroactively from the date the civil action was filed to include all affected civil fines and penalties collected by State agencies since December 1995. However, the court stayed the operation and enforcement of the order pending appeal. On appeal, the State Court of Appeals rendered a decision in September 2003 mostly favorable to the State. Further appeal was made to the State Supreme Court, which on July 1, 2005 affirmed in part and reversed in part the decision of the State Court of Appeals and concluded that a majority of the funds in dispute are civil penalties required to be paid into the Civil Penalty and Forfeiture Fund for the benefit of public schools.
     On August 8, 2008, the trial court entered judgment in favor of plaintiffs in an amount slightly less than $750 million. The court acknowledged, however, that the judicial branch did not have the power to force the State to satisfy the judgment and that any decision to do so would have to come from the General Assembly.
     3. Southeast Compact Commission — Disposal of Low-Level Radioactive Waste. North Carolina and seven other southeastern states created the Southeast Interstate Low-Level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997, the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently petitioned the United States Supreme Court to allow the filing of its complaint against the State demanding repayment of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest, and attorneys’ fees. The United States Supreme Court denied the Compact’s petition in August 2001. On August 5, 2002, the Compact, with the addition of four member states as plaintiffs, filed a new motion requesting the United States Supreme Court to accept the claim under its original jurisdiction. On June 16, 2003, the United States Supreme Court accepted jurisdiction of the case, and the State filed an answer and motion to dismiss. On November 17, 2003, the motion to dismiss was denied, and the United States Supreme Court appointed a special master with authority to determine when additional pleadings will be filed in the

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case. The Special Master heard oral arguments on dispositive motions filed by both sides on September 3, 2004, and in September 2006 allowed North Carolina’s motions as to several claims. On April 2, 2009, the Special Master filed his “Preliminary Report” and his “Second Report” recommending that the Court dismiss the claims seeking enforcement of the monetary sanction imposed against the State by the Compact Commission, as well as the entry of partial summary judgment finding that the State did not breach the Compact when it withdrew. Briefing by the parties on Exceptions to the Reports of the Special Master concluded on September 9, 2009. The United States Supreme Court heard oral arguments on January 11, 2010, and issued an opinion on June 1, 2010, finding in favor of North Carolina on all issues then before the Court. It is unclear at this point whether the plaintiffs will continue to pursue the remaining issues before the Special Master.
     4. State Employees Association of North Carolina v. State of North Carolina; Stone v. State of North Carolina — Diversion of Employer’s Retirement System Contribution. On May 22, 2001, SEANC filed an action demanding repayment of approximately $129 million in employer retirement contributions to the State retirement system. The Governor withheld, and subsequently used, the withheld funds under his constitutional authority to balance the State budget. The trial court dismissed the action on May 23, 2001 for lack of standing, among other things. Plaintiffs appealed to the State Court of Appeals, and on December 3, 2002, the Court of Appeals affirmed the trial court’s dismissal of the action for lack of standing. On June 13, 2003, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case back to the Court of Appeals for further consideration. The Court of Appeals remanded the case to the trial court without opinion and without considering any remaining issues.
     In June 2002, the Stone case was filed on behalf of individual State employees and retirees seeking repayment of withheld employer contributions and a prohibition against future diversions. A class comprised of all members of the retirement system was certified and the case proceeded through class notification and toward trial. On September 6, 2006 and on February 27, 2007, the trial court issued separate orders granting summary judgment in favor of the plaintiffs on two of their claims that the diversion of funds violated the State Constitution, while granting summary judgment in favor of the State on the remaining claims. These orders did not direct any repayment of funds. On August 5, 2008, the State Court of Appeals affirmed the order of the trial court. On June 17, 2009, the parties’ appeals to the State Supreme Court were dismissed and their petitions for discretionary review were denied. The case now returns to the trial court for consideration of damages. Because the General Assembly has repaid the principal amount withheld from the Retirement System, consideration will focus on lost interest and earnings, if any. A new judge will need to be appointed to hear the case, as the judge previously assigned to the case is now employed by the State Department of Transportation.
     5. Goldston, et al. v. State of North Carolina, et al. — Diversion of Highway Trust Funds. On November 14, 2002, a former Secretary of the Department of Transportation and a retired State Senator sued the Governor and the State for using Highway Trust Fund money in the State’s General Fund. The Governor’s Executive Order No. 19 transferred $80 million from the Highway Trust Fund to the General Fund for purposes of balancing the State budget. Also, the General Assembly in its 2002 Special Session authorized this transfer and the transfer of an additional $125 million during fiscal year 2003 in the form of a loan to be repaid with interest through 2009. The suit alleges that these actions are unlawful and unconstitutional and requests a declaration that taxes collected for purposes of Highway Trust Fund expenditures cannot be used for other purposes. Summary judgment was granted in favor of the State on all issues, and plaintiffs appealed. In a unanimous decision filed September 20, 2005, the State Court of Appeals affirmed the granting of summary judgment in favor of the State. Plaintiffs filed a petition for discretionary review with the State Supreme Court, which agreed on March 3, 2006 to review a portion of the decision of the State Court of Appeals. On December 15, 2006, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case for further proceedings by the trial court. The trial court, on March 7, 2008, again granted summary judgment in favor of the State. Plaintiffs appealed to the State Court of Appeals, and oral arguments were held in the case on January 28, 2009. In an opinion filed September 15, 2009, the Court of Appeals held that although the General Assembly had the authority to transfer $125 million from the Highway Trust Fund to the General Fund, the Governor exceeded his constitutional authority in transferring $80 million from the Highway Trust Fund to the General Fund. The State appealed this decision to the State Supreme Court, and on October 8, 2010, the Court evenly split on the issue, with the result that the State Court of Appeals’ decision was affirmed.
     6. State of North Carolina v. Philip Morris, Inc., et al. — Master Settlement Agreement (“MSA”) Payments. On April 20, 2006, the State filed a Motion for Declaratory Order in the State Business Court against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company seeking a declaration that: (1) in 2003, the State continuously had a qualifying statute in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the MSA; (2) the State is not subject to a Non-Participating Manufacturers’ Adjustment for 2003; and (3) defendants are obligated not to withhold or pay into a disputed payments account any payments due, or seek any offset of any payments made, on the basis that the State is subject to a Non-Participating Manufacturers’ Adjustment for 2003. Defendants filed a motion to compel arbitration of this case pursuant to the terms of the MSA. On December 4, 2006, the State Business Court granted Defendants’ motion and ordered the parties to submit their dispute to an arbitration panel. Further litigation was stayed pending the outcome of the arbitration. The State Court of Appeals upheld the order for arbitration, and on March 19, 2009, the State’s petition for discretionary review was denied by the State Supreme Court. The State is, therefore, now participating in a national arbitration

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process with the tobacco companies and all other MSA states. The State may be unable to recover a portion of 2006’s MSA payment if it does not prevail in this arbitration.
     7. Pendergraph v. North Carolina Department of Revenue — Refund of Income Taxes. On September 24, 2009, several taxpayers filed a class action complaint and petition for judicial review with the North Carolina Business Court for a refund of income taxes. The plaintiffs are pursuing a constitutional challenge to a State statute that repealed the tax exemptions for State and local retirement benefits and subjected all State, local and federal benefits above $4,000 to tax. These amendments became effective for taxable years beginning on or after January 1, 1989. The State Department of Revenue has filed a motion to dismiss, which is currently pending before the court. The amount at issue is not readily available, but it is likely to be in excess of $20 million.
     The State is also involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations. A recent review of the status of outstanding lawsuits involving the State by the State Attorney General did not disclose any other proceedings that are expected to have a material adverse effect on the financial position of the State.
     In March 2003, the State issued bonds representing a consolidation of previously issued clean water bonds and higher education bonds in the approximate amount of $320 million. In April 2003, the State issued approximately $283.3 million of additional consolidated public improvement bonds. These two issuances consisted of a total of $38.4 million of the clean water bonds and $564.9 million of the higher education bonds. In March 2004, the State issued approximately $707.9 million of additional consolidated public improvement bonds. This issuance consisted of a total of $90.8 million of the clean water bonds and $617.1 million of the higher education bonds. An additional $15.255 million of the clean water bonds was issued separately by the State in March 2004. In January 2005, the State issued $705.5 million of additional consolidated public improvement bonds, consisting of a total of $41 million of the clean water bonds and $664.5 million of the higher education bonds. In March 2006, the State issued an additional $70 million of the authorized clean water bonds, and in June 2006, the State issued an additional $300 million of the authorized higher education bonds. In March 2007, the State issued the remaining $99.3 million of the authorized clean water bonds and $403.5 million of the authorized higher education bonds.
     The 2008 General Assembly authorized the issuance of $107 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. Currently none of the $107 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly authorized the issuance of $487.7 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. Currently none of the $487.7 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly modified the way that existing authorized and unissued indebtedness may be financed in the future. Projects may be financed using general obligation bonds up to a limit of $487.7 million or with appropriation supported special indebtedness financing up to a limit of $1.482 billion. Projects may also be financed in total by some combination of general obligation bonds and special indebtedness.
     In addition, the State refinanced over $1.8 billion of its existing debt in the years 2002 through 2007 to improve cash flow and to take advantage of lower interest rates by reducing its future debt service payments. In October 2009, the State issued another $371.9 million in general obligation refunding bonds. Since 2002, the State has also issued approximately $1.24 billion in certificates of participation and lease-purchase revenue bonds. The fiscal year 2006-2007 budget authorized the issuance of over $672 million of special indebtedness as follows: $429.3 million for psychiatric hospitals and a public health laboratory for the Department of Health and Human Services, $132.2 million for medical and mental health centers for the Department of Correction, $45.8 million for higher education projects, and $64.8 million for other State projects. The fiscal year 2007-2008 budget authorized the issuance of over $669 million of special indebtedness as follows: $481 million for higher education projects; $120 million to acquire State park land, natural heritage land, and to acquire waterfront properties or develop facilities for the purposes of providing public and commercial waterfront access; $35 million for an education and visitors center at Tryon Palace; and $33 million for correctional facilities. The fiscal year 2008-2009 budget authorized the issuance of over $734 million of special indebtedness as follows: $512.2 million for higher education projects; $109.1 million for correctional facilities; $50 million for acquiring State park lands and conservation areas; and $62.7 million for other State projects.
     In fiscal year 2007-2008, the State issued $275 million in certificates of participation. On September 26, 2007, and August 5, 2009, the State issued $287.6 million and $242.52 million, respectively, in Grant Anticipation Revenue Vehicle (GARVEE) bonds to pay for federal road projects throughout the State, including repairs, resurfacing, and safety improvements along several interstates. The State General Assembly approved the use of GARVEE bonds in 2005, which will be repaid with federal transportation money the State expects to receive in the years ahead, rather than through State tax revenues. On August 1, 2008 and May 1, 2009, the State issued $200 million and $400 million, respectively, in Capital Improvement Limited Obligation Bonds, the repayment of which is limited to the funds appropriated for that purpose by the State General Assembly in its discretion. The purpose of these bonds is to finance various capital projects.

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     The General Assembly has created the North Carolina Turnpike Authority as a State agency authorized to construct and operate toll roads within the State, and has authorized the Turnpike Authority to issue toll road revenue bonds to finance such costs. At present, the Turnpike Authority is planning the financing and construction of five toll facility projects within the State. In 2008, the General Assembly enacted legislation authorizing the transfer of funds from the Highway Trust Fund to the Turnpike Authority, with the proceeds of such transfer to be used to pay debt service on bonds issued by the Turnpike Authority for its facility projects and for certain related purposes. The legislation establishes an appropriation to the Turnpike Authority of $25 million for the fiscal year ending June 30, 2009, $64 million for the fiscal year ending June 30, 2010, and a continuing appropriation of $99 million for fiscal years thereafter. The legislation provides that the General Assembly may amend such appropriations or decrease or eliminate the amount of such appropriations by future legislation. The Turnpike Authority has expressed its intention to proceed with bond issues in which all or some source of repayment of the Turnpike Authority’s bonds will be such future appropriations. A bond issue obligating the first $25 million of appropriations to be received annually was issued in July 2009.
     As of July 1, 2010, the State had authorized but unissued debt subject to annual appropriation of approximately $1.97 billion, and the State anticipates that all or a large portion of this debt subject to annual appropriation will be issued from time to time over the next several years. As of June 30, 2010, the State had $6.94 billion in outstanding long-term debt subject to annual appropriation. The February 2010 study of the State’s Debt Affordability Advisory Committee reported that all of the State’s debt ratios are at or below median levels for the State’s peer group composed of states rated “triple A” by all three rating agencies. Thus, the study concludes that the State’s debt is considered manageable at current levels. Credit rating agencies consider a debt affordability study as a positive factor when evaluating issuers and assigning credit ratings.
     The State’s general obligation bonds are rated AAA with a “stable” outlook by Fitch Ratings, AAA with a “stable” outlook by Standard & Poor’s Rating Services, and Aaa with a “stable” outlook by Moody’s Investors Service, which are the highest ratings attainable from such services.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS
     The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. Sterling Capital Funds has not independently verified this information.
     The South Carolina Constitution requires the General Assembly to provide a balanced budget process. South Carolina law provides that the State Budget and Control Board shall, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. The State Constitution further provides that annual increases in State appropriations may not exceed the annual growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. Such limits on growth are subject to suspension (for any one fiscal year) by a super majority of the General Assembly.
     The State Constitution also establishes (i) a General Reserve Fund to be maintained in an amount equal to 3% of General Fund revenues for the latest completed fiscal year for the purpose of covering operating deficits of State government; and (ii) a Capital Reserve Fund equal to 2% of the prior fiscal year’s General Fund revenues to provide capital improvements or retire State bonds previously issued. The constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year-end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for that fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that the fiscal year has ended with an operating deficit, the State Constitution requires that funds in the Capital Reserve Fund shall be applied, to the extent necessary, to the fiscal year’s end operating deficit before withdrawing moneys from the General Reserve Fund for such purpose. Amounts withdrawn from the General Reserve Fund must be restored within three fiscal years until the three percent (3%) requirement is again reached.2

[2]	On November 2, 2010, the state’s voters approved increasing the full funding requirement of the General Reserve Fund from a current 3% to a proposed 5%, in increments of 1/2 of 1% in each fiscal year until the new full funding requirement is achieved. On a separate question, the state’s voters approved revising application of the state’s Capital Reserve Fund, eliminating the requirement that the Capital Reserve Fund be reduced to the extent necessary before reductions are made in operating appropriations, in favor of replenishment of the General Reserve Fund, thereby accelerating replenishment of the General Reserve Fund and deferring application of the Capital Reserve Fund until such time as the state’s books are closed for any particular fiscal year.

In separate legislation, the General Assembly provided for the statutory implementation of these reserve fund enhancements, and revised procedures for addressing state revenue shortfalls by establishing a two percent threshold for implementing across the board budget reductions, authorizing reductions in the third quarter of the fiscal year in addition to the first and second quarters, and shortening the time period within which the State Budget and Control Board is required to take action to avoid a year-end deficit from fifteen days to seven days. The legislation also provides for automatic budget reductions by requiring the Director of the Office of State Budget to reduce general fund appropriations uniformly by the requisite amount within seven days unless the State Budget and Control Board takes unanimous action to the contrary. Upon making the reduction, the Director of the Office of State Budget immediately must notify the State Treasurer and the Comptroller General of the reduction, and upon notification, appropriations are considered reduced.

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     The following chart reflects activity in for the General Reserve Fund and the Capital Reserve Fund for the ten year period ended June 30, 2010.

	General Reserve Fund				Capital Reserve Fund
Fiscal Year
Ended	Begninning			Ending	Begninning	Mid Year
June 30	Balance	Additions	Reductions	Balance	Balance	Reductions	Appropriations
2010	$—	$110,883,455	$—	110,883,455	$127,858,688	$127,858,688	$—
2009	95,122,617	12,974,290	108,096,907	—	133,170,058	133,170,058	—
2008	167,731,819	19,048,978	91,658,180	95,122,617	124,520,532	124,520,532	—
2007	153,488,394	14,243,425	—	167,731,819	111,821,213	—	111,821,213
2006	75,154,528	78,333,866	—	153,488,394	102,325,596	—	102,325,596
2005	25,154,528	50,000,000	—	75,154,528	99,356,026	—	99,356,026
2004	—	74,454,127	49,299,599	25,154,528	98,599,197	98,599,197	—
2003	—	38,797,374	38,797,374	—	101,606,475	101,606,475	—
2002	60,523,390	2,285,711	62,809,101	—	100,134,739	100,134,739	—
2001	145,371,047	2,545,350	87,393,007	60,523,390	98,610,931	98,610,931	—
     As noted above, the State Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. For the purpose of providing projections and forecasts of revenues and expenditures and advising the State Budget and Control Board on economic trends, the General Assembly established the Board of Economic Advisors. Particularly with respect to the constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the State Budget and Control Board quarterly estimates of State revenues. If at the end of the first or second quarter of any fiscal year, quarterly revenue collections are 4% or more below the amount projected for such quarter by the Board of Economic Advisors, the State Budget and Control Board is required, within fifteen days of such determination, to take action to avoid a fiscal year end deficit.
     The following tables reflect budgetary results for each of the fiscal years ending 2001 through 2010.
     General Fund Revenue. The following chart reflects revenue forecasts and actual collections for the General Fund on a budgetary basis for the ten year period ended June 30, 2010.

	($ in millions)
Fiscal Year Ended		Legislative	Appropriation Act	Actual	Change
June 30	Forecast	Adjustments	Estimate	Revenue	Over Prior Year
2010	$5,529.5	$8.6	$5,538.1	$5,309.5	-4.2%
2009	6,718.7	—	6,718.7	5,544.2	-13.3%
2008	6,840.1	(218.2)	6,621.9	6,392.4	-4.0%
2007	6,213.9	(94.7)	6,119.2	6,658.5	6.9%
2006	5,462.0	(2.4)	5,459.6	6,226.0	11.4%
2005	5,128.8	(39.2)	5,089.6	5,591.1	9.3%
2004	4,998.6	5.4	5,004.0	5,116.3	3.0%
2003	5,363.0	22.0	5,385.0	4,967.8	0.8%
2002	5,390.4	77.0	5,467.4	4,930.0	-3.0%
2001	5,336.8	(19.9)	5,316.9	5,080.3
     General Fund Appropriations. The following chart reflects appropriations, reductions and sequestrations, and actual expenditures for the General Fund on a budgetary basis for the ten year period ended June 30, 2010.

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	($ in millions)
Fiscal Year Ended		Reductions and	Adjusted	Actual	Change
June 30	Appropriations	Sequestrations	Appropriations	Expenditures	Over Prior Year
2010	$5,714.0	$566.5	$5,147.5	$5,244.1	-8.9%
2009	6,735.7	1,105.7	5,630.0	5,754.8	-18.2%
2008	6,722.2	124.5	6,597.7	7,037.3	15.0%
2007	6,108.0	—	6,108.0	6,117.3	10.4%
2006	5,617.2	—	5,617.2	5,540.4	9.2%
2005	5,222.4	—	5,222.4	5,073.2	4.3%
2004	4,954.1	141.6	4,812.5	4,864.6	-2.6%
2003	5,444.4	518.2	4,926.2	4,994.6	-3.6%
2002	5,551.9	426.6	5,125.3	5,178.8	-4.5%
2001	5,303.9	146.7	5,157.2	5,422.9

     Fund Balance. The following chart reflects the fund balance of the General Fund on a modified accrual basis for the ten year period ended June 30, 2010.

	($ in millions)
Fiscal Year Ended			Total
June 30	Reserved	Unreserved	General Fund
2010	$184.6	$(36.3)	$148.4
2009	231.2	(126.0)	105.2
2008	341.8	(77.7)	264.1
2007	413.2	679.8	1,093.0
2006	280.2	833.7	1,113.9
2005	142.7	345.4	488.1
2004	90.6	(97.6)	(7.0)
2003	58.0	(204.4)	(146.4)
2002	67.6	(207.6)	(140.0)
2001	153.1	(173.8)	(20.7)
     The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ending June 30, 2010 was $6,070.6 million, and the appropriation act estimate as enacted by the General Assembly was $5,714.0 million. On June 11, 2009, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,950.6 million, a decrease of $120.0 million, and a 2.0% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on June 29, 2009 reduced the State’s Capital Reserve Fund of $120.0 million (effective July 1, 2009 with subsequent ratification at its next meeting) as required by the State Constitution and the State’s fiscal year 2009-10 Appropriation Act. On July 16, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,742.3 million, a decrease of $208.3 million, and a 5.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on September 3, 2009 reduced the remaining balance in the Capital Reserve Fund of $7.8 million and mandated an across the board reduction of general fund appropriations of 4.04% for all agencies except where prohibited by proviso or statute. On November 10, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,620.0 million, a decrease of $122.3 million, and a 7.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on December 15, 2009 mandated an across the board reduction of general fund appropriations of 5.0% for all agencies except where prohibited by proviso or statute. The action taken by the State Budget and Control Board on December 15, 2009 included consideration for the $122.3 million revenue revision adopted by the by the Board of Economic Advisors on November 10, 2009, and an additional $98.2 million necessary to avoid a year-end deficit in fiscal year 2009-10 that arose as a consequence of the previously described deficiency in the Budgetary General Fund when closing the books on June 30, 2009. On April 14, 2010, the Board of Economic Advisors adjusted its estimate of budgetary General Fund revenue to $5,559.9 million, a decrease of $60 million, and an 8.4% reduction to its original fiscal year 2009-10 estimate. On August 20, 2010, the Comptroller General announced that following the reductions described above, the state completed fiscal year 2009-10 with a $71 million budgetary general fund surplus.
     The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2011 was $5,574.3 million, and the appropriation act estimate as enacted by the General Assembly was $5,080.4 million. On November 10, 2010, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,803.9 million, an increase of $229.6 million, and a 4.1% increase to its original fiscal year 2010-11 estimate.
     Through November 30, 2010, total General Fund revenue collections year to date exceeded the fiscal year 2010-11 revised revenue plan year to date by $29.7 million or 1.2%, and exceeded prior year collections for the same period by $110.8 million or 4.6%.

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     The State’s audited Comprehensive Annual Financial Report for the fiscal year ended June 30, 2010 is available at http://www.cg.state.sc.us.
     Section 11-11-350 of the South Carolina Code provides that each State agency, department, institution, or entity receiving in the aggregate one percent or more of the State’s General Fund appropriations for any fiscal year shall provide to the Office of State Budget an estimate of its planned General Fund expenditures for the next three fiscal years. This data, in conjunction with the Board of Economic Advisors’ long-term revenue estimate, must be compiled by the Office of State Budget into a three-year financial plan that will assist the State in determining and planning for its long-term financial commitments. The plan must be updated annually and prepared for submission to the State Budget and Control Board, the Speaker of the House of Representatives, and the President Pro Tempore of the Senate during the second quarter of each fiscal year.
     Section 11-11-345 of the South Carolina Code provides that, if the Comptroller General determines upon the closing of the State’s financial books for a fiscal year that the State has a negative Generally Accepted Accounting Principles Fund balance (a “GAAP Fund Deficit”), any appropriations contained in a general or supplemental Appropriation Act which expends surplus general fund revenues or in a Capital Reserve Fund Appropriation Act to be effective during the next fiscal year are suspended and must be used to the extent necessary to offset the GAAP Fund Deficit in the manner the General Assembly shall provide.
     The State has not defaulted on its bonded debt since 1879 and has not incurred any debt to fund operating deficits since 1932. As noted above, however, the State did experience certain budgeting difficulties over several of the last ten fiscal years resulting in mid-year reductions in funding of state agencies in those years. Such difficulties have not to date impacted on the State’s ability to pay its indebtedness, but did result in Standard & Poor’s Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ in July 2005. South Carolina’s general obligation bonds are currently rated Aaa by Moody’s Investor Services, Inc., as they have been continuously for several decades and AAA by Fitch Ratings. Such ratings apply only to the general obligation bonded indebtedness of the State and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See the appendix to this SAI.
     Historically, South Carolina’s economy was dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the state’s gross domestic product. Since the 1950’s, the state’s economy has undergone a gradual transition to other activities. At December 31, 2008, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (21%), and manufacturing sectors (18%), followed by government (15%). During the years 2003-2008, the fastest growing contributors to the State’s gross domestic product were the information industry (8.2% average annual growth), followed by professional and business services (4.4%) and education and health services (3.8%). Manufacturing declined over the period by 2.6% in South Carolina, while growing slightly in both the southeast by 0.5% and the nation by 1.3%. The State’s total gross domestic product grew at an average annual growth rate of 1.0% (v. 2.0% for southeastern states, and 2.0% for the nation) from 2003-2008.
     In 2009, the State’s per capita income decreased to $32,603 or 0.7% year over year, compared to a decrease of -1.4% for the southeast and -2.2% for the nation. The State’s per capita income was 82.9% of the national (compared to 81.6% in 2008) and 89.6% of the southeast (compared to 88.9% in 2008) per capita income.
     The unemployment rate for South Carolina in 2009 was 12.3% compared to 9.8% nationwide. At September, 2010, the State’s unemployment rate was 11.0%, while the national unemployment rate was 9.6%. Over the past five calendar years, the State’s unemployment rates have generally trended higher than the unemployment rates of other southeastern states and the nation.
SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA TAX-EXEMPT FUND
     The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made.
     Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on certain real property and personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

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     Under Article X of the State Constitution, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the State Constitution provides for withholding by the State Treasurer of any State appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on bonds for certain capital projects.
     Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.
SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS
     The Virginia Intermediate Tax-Free Fund will invest primarily in Virginia Intermediate Tax-Free Fund Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.
     In fiscal year 2009, the nation experienced what many have called “the Great Recession” — the most severe economic downturn since the Great Depression of the 1930s. Virginia was not immune to this economic downtrend. Virginia’s nonfarm employment growth rate fell slightly; however the national growth rate fell even lower. Virginia’s personal income in current dollars grew by just 1.1 percent, by far the lowest growth in the four previous years. Although it increased sharply in fiscal year 2009, unemployment in Virginia was only 5.6 percent, substantially lower than the national average, which was 7.6 percent. Taxable sales suffered a 4.1 percent decline in fiscal year 2009 following only a slight rise of 1.2 percent in fiscal year 2008. During fiscal year 2009, new housing in Virginia continued to fall by 31 percent. Compared to national averages, Virginia generally faired better than the nation.
     Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has large military installations, the federal government has a significant economic impact on Virginia.
     Among the nonagricultural employment sectors in Virginia, the public administration sector, which includes federal, state, and local government, is the largest, followed by professional and business activities, education and health, and retail trade.
     According to statistics published by the U.S. Department of Labor, Virginia’s unemployment rate from 2000 to 2009 was less than the national unemployment rate each year. Virginia is one of twenty-two states with a right-to-work law and has a record of good labor-management relations. Virginia’s favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences. Virginia is one of the least unionized of the more industrialized states.
     Virginia’s state government operates on a two-year budget. The Constitution of Virginia vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, implementation and administration of the provisions of the appropriation act are functions of the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget. This process also involves constant monitoring of revenue collections and expenditures to ensure that a balanced budget is maintained. The appropriation act requires that if projected revenue collections fall below amounts appropriated, the Governor must reduce expenditures and withhold allotments of appropriations, with the exception of amounts needed for debt service and specified other purposes, to the extent necessary to prevent any expenditure in excess of estimated revenues. The appropriation act provides that up to 15 percent of a general fund appropriation to an agency may be withheld, if required.
     An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. The Fund is available to offset, in part, anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Fund consists of an amount not to exceed 10 percent of Virginia’s average annual

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tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by Virginia’s Auditor of Public Accounts. Pursuant to an amendment to the Constitution, effective January 1, 2011, the Fund will consist of an amount not to exceed 15 percent of Virginia’s average annual tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by Virginia’s Auditor of Public Accounts.
     General Fund revenues are principally composed of tax revenues. In recent fiscal years, most of the tax revenues have been derived from taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, premiums of insurance companies, and deeds, contracts, wills and suits. Historically, balances in the General Fund have decreased at varying rates in some years, for example in fiscal years 2001, 2002, 2003, 2008, and 2009, and have increased at varying rates in other years, such as fiscal years 2004, 2005, 2006, 2007, and 2010. The General Fund balance increased by $47.4 million in fiscal year 2010, an increase of 5.8 percent from fiscal year 2009. Overall tax revenues increased by 2.9 percent from fiscal year 2009 to fiscal year 2010. Individual and fiduciary income tax revenues decreased by 4.1 percent. Additional tax revenue increases occurred in the form of a 24.5 percent increase in corporation income tax collections, a 6.5 percent increase in public service corporation tax collections and a 21.4 percent increase in sales and use tax collections during fiscal year 2010. There was a 4.6 percent decrease in other taxes which includes: deeds, contracts, wills and suits; alcoholic beverage sales; tobacco products; estate and other taxes. Overall revenue and non-tax revenues increased by 3.0 percent and by 5.5 percent, respectively. Overall expenditures declined by 5.2 percent in fiscal year 2010, compared to a 3.8 percent decrease in fiscal year 2009. Individual and family service expenditures decreased by $7.5 million, or 0.2 percent, and education expenditures declined by $1.0 billion, or 12.9 percent. General government expenditures increased $423.8 million or 25.4 percent.
     Virginia has a Debt Capacity Advisory Committee that is charged by statute with annually estimating the amount of tax-supported debt, which may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. Such estimate is provided to the Governor and General Assembly. The Committee is also required to review annually the amount and condition of bonds, notes and other security obligations of Virginia’s agencies, institutions, boards and authorities which are either secured by a moral obligation pledge to replenish reserve fund deficiencies or for which Virginia has a contingent or limited liability. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly. The Committee also reviews the amounts and provisions of bonds, notes and other security obligations of Virginia’s agencies, institutions, boards and authorities which are neither tax-supported debt or obligations secured by a moral obligation pledge to replenish reserve fund deficiencies. The Committee may recommend limits, when appropriate, on these other obligations.
     The Constitution of Virginia, in Section 9 of Article X, provides for the issuance of debt by or on behalf of Virginia. Sections 9(a), (b) and (c) provide for the issuance of debt to which Virginia’s full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of Virginia, but which may be supported by and paid from Virginia’s tax collections subject to appropriations by the General Assembly. Virginia may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Certain authorities and institutions of Virginia may also issue debt.
     Section 9(a) of Article X provides that the General Assembly may contract general obligation debt: (1) to meet certain types of emergencies, (2) subject to limitations on amount and duration, to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia and (3) to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to Section 9(a) (2) shall not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues “derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year.”
     Section 9(b) of Article X provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of the members elected to each house of the General Assembly and approved in a statewide referendum. The outstanding amount of such debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues “derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts,” for the three immediately preceding fiscal years (“9(b) Debt Limit”). Thus, the amount of such debt that can be issued is the 9(b) Debt Limit less the total amount of such debt outstanding (“Debt Margin”). An additional 9(b) debt authorization restriction is calculated in order to determine the amount of such debt that the General Assembly may authorize for the current fiscal year. The additional borrowing authorization restriction is limited to 25% of the 9(b) Debt Limit less 9(b) debt authorized in the current and prior three fiscal years. The phrase “taxes on income and retail sales” is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.
     Section 9(c) of Article X provides that the General Assembly may authorize the creation of general obligation debt for revenue producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of the members elected to each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues “derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts,” for the three immediately

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preceding fiscal years (“9(c) Debt Limit”). While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.
     Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues.
     Outstanding Section 9(b) debt as of June 30, 2010 includes the unamortized portion of (a) $613 million of general obligation bonds authorized and approved by the voters in November 1992, (b) $1,019.5 million in general obligation bonds authorized and approved by the voters in November 2002, and (c) various series of refunding bonds issued to advance refund certain series of bonds. Outstanding Section 9(c) debt as of June 30, 2010 includes various series of Higher Educational Institutions Bonds (including refunding bonds) issued from 1981 to 2010, one series of Transportation Facilities Bonds issued in 2006, and four series of Parking Facilities Bonds (including refunding bonds) issued between 2002 and 2009. Outstanding general obligation debt does not include 9(b) and 9(c) advance refunded bonds for which funds have been deposited in irrevocable escrow accounts in amounts sufficient to meet all required future debt service.
     Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of 9(d) revenue bonds issued by authorities, political subdivisions and agencies for which Virginia’s full faith and credit is not pledged. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues derived from enterprises related to the operation of the financed capital projects. The debt repayments of the Virginia Public Building Authority, the Virginia College Building Authority 21st Century College and Equipment Programs, The Innovative Technology Authority, the Virginia Biotechnology Research Park Authority and several other long-term capital leases or notes have been supported all or in large part by General Fund appropriations.
     The Commonwealth Transportation Board (“CTB”) has issued various series of bonds authorized under the State Revenue Bond Act. These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board for the purpose of increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. As of June 30, 2010, $1.5 billion in CTB bonds were outstanding. During 2007, the CTB was authorized by the General Assembly to issue up to $3.0 billion in Capital Projects Revenue Bonds. In 2008, an additional $180 million was authorized. As of June 30, 2010, $497.7 million had been issued under this authorization.
     The Virginia Port Authority (“VPA”) has $194 million of bonds outstanding at June 30, 2010 which are payable from a portion of the Transportation Trust Fund. In 2008, the Authority was authorized to issue an additional $155 million in Commonwealth Port Fund Revenue Bonds. No bonds have been issued from that authorization.
     Virginia is involved in numerous agreements to lease buildings and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicating that continuation of the lease is subject to funding by the General Assembly. The principal balance of all tax-supported capital leases outstanding was $216.6 million as of June 30, 2009.
     Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly. The principal balance of tax-supported installment purchase obligations outstanding was $218.2 million as of June 30, 2009.
     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority bonds, Virginia Public School Authority bonds, and Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt, but the General Assembly is not legally required to make any appropriation for such purpose. To date, none of these authorities has advised Virginia that any such deficiencies exist.
     As of June 30, 2009, local government was comprised of 95 counties, 39 incorporated cities and 36 incorporated towns. Cities and counties are units of general government that have traditionally provided all services not provided by Virginia. Virginia is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, on the other hand, are units of local government are a part of the counties in which they are located. Towns levy and collect taxes for town purposes, but their residents are also subject to county taxes. The largest expenditure by local governments in Virginia is for public elementary and secondary education. Each county and city in

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Virginia, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services as police and fire protection, water and sewer services and recreational facilities. According to figures prepared by the Auditor of Public Accounts of Virginia, the total outstanding debt of counties in Virginia was approximately $14.4 billion as of June 30, 2009; over 50 percent was borrowed for public school construction. The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $8.6 billion. The outstanding debt for towns, as of June 30, 2009, was calculated by the Auditor of Public Accounts to be approximately $534.9 million.
     Most recently, Moody’s Investors Service has rated the long-term general obligation bonds of Virginia Aaa, Standard & Poor’s Ratings Services has rated such bonds AAA, and Fitch Ratings has rated such bonds AAA. There can be no assurance that such ratings will be continued for any given period of time or that they will not be revised downward or withdrawn entirely by the rating agencies if, in their judgment, the circumstances so warrant. See the Appendix to this SAI.
     On December 18, 2009, Governor Kaine presented the Budget Bill for the 2010-2012 biennium (House Bill 30/Senate Bill 30) (the “2010 Budget Bill”).
     The 2010 Budget Bill as introduced included $30,461.8 million from the general fund in base spending, and total general fund resources of $30,470.5 million for the biennium. Recommendations for new spending totaled $2,879.3 million for the biennium, including $39.2 million for capital outlay funding. An additional $3.4 billion in general fund reductions from base spending assumption were recommended for the new biennium.
     Major spending items introduced in the 2010 Budget Bill include $1,191.49 million to backfill the Medicaid program due to the loss of federal stimulus matching funds; $777.7 million to fund Medicaid utilization and inflation; $165.7 million to fund debt service requirements; and $143.8 million to rebenchmark Standards of Quality costs for elementary and secondary schools.
     Facing unprecedented budget challenges and a historic shortfall of $4.2 billion, the 2010 General Assembly convened on January 13, 2010 and on January 16, 2010 Robert F. McDonnell was sworn in as the 71st Governor of Virginia. During the 2010 session, House Bill 30/Senate Bill 30 as introduced by former Governor Kaine was debated and amended.
     On March 14, 2010 the General Assembly adjourned. House Bill 30/Senate Bill 30 as approved by the General Assembly was transmitted to the Governor for review. Highlights of the General Assembly’s spending action for the 2010-2012 biennium include: $50 million for deposit to the Revenue Stabilization Fund in fiscal year 2012; $29.5 million to unfreeze the Local Composite Index (LCD in fiscal year 2011; providing $174.1 over the biennium to those school divisions whose LCI is increasing; restoring $115.6 million to school divisions for VPSA technology grants; restoring $36.1 million in Medicaid waiver provider rates over the biennium; $43.8 million towards Governor McDonnell’s economic development promotion package; providing $80.0 million over the biennium in general fund support for Route 58 debt service; restoring certain reductions for sheriffs and regional jails; and providing $22.3 million in additional funding for police departments in fiscal year 2011 and $10.3 million in fiscal year 2012.
     Budget reductions over the biennium include: $250 million over the biennium in targeted K-12; $360.2 million over the biennium in health and human resources mitigated by the receipt of enhanced Federal Medical Assistance Percentage (FMAP) funds; $120 million in across the board reductions in aid to localities; $4.7 million from a reduction in inmate medical funding in fiscal year 2012; a net reduction of $40.5 million in general fund support for higher education; $23.3 million in general funds for capital outlay project planning; and $15.0 million in general funds for maintenance reserve projects.
     On April 13, 2010, Governor McDonnell offered 96 amendments to House Bill 30/Senate Bill 30 to be considered at the reconvened session of the General Assembly on April 21, 2010. These amendments addressed three overarching themes: economic development and job creation; the provision of critical services; and technical amendments. The spending amendments totaled $42.1 million and are offset by amendments that would result in $51.0 million in savings or additional revenue over the biennium.
     The 2010 General Assembly reconvened on April 21, 2010 and Virginia legislators approved the majority of Governor McDonnell’s amendments to the budget, including measures to: restore funding for the job-creating Governor’s Opportunity Fund; reinstate a $10 million tax deduction for Virginia employers to help foster job growth; increase funding for Virginia’s growing commercial spaceport at Wallops Island; restore funding for the Children’s Hospital of the King’s Daughters in Norfolk; and meet prior state commitments to major Virginia employers.
     On May 17, 2010, the 2010 Budget Bill was approved by Governor McDonnell and enacted as the 2010-12 Appropriations Act (Chapter 847, 2010 Virginia Acts of Assembly). Chapter 847 became effective July 1, 2010.
DIVERSIFICATION AND CONCENTRATION
     The Tax-Free Bond Funds are non-diversified funds under the 1940 Act. This means they may invest in the securities of a

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limited number of issuers. Under the Code, at the end of each fiscal quarter each Tax-Free Bond Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This involves an increased risk of loss to a Tax-Free Bond Fund if the issuer is unable to make interest or principal payments or if the value of such securities declines, and consequently may cause greater fluctuation in the NAV of the Tax-Free Bond Fund’s Shares.
ADDITIONAL INFORMATION
     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.
     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.
MANAGEMENT OF STERLING CAPITAL FUNDS
TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.
     The Trustees of the Funds (including Trustees who are not “interested persons” as defined in the 1940 Act) of the Funds (“Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees and any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company, and their experience, qualifications, attributes, and skills are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601.

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INDEPENDENT TRUSTEES

				(5)
				NUMBER OF
		(3)	(4)	PORTFOLIOS
	(2)	TERM OF	PRINCIPAL	IN FUND	(6)	EXPERIENCE,
	POSITION(S)	OFFICE /	OCCUPATION	COMPLEX	OTHER	QUALIFICATIONS,
(1)	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	DIRECTORSHIPS	ATTRIBUTES, SKILLS FOR
NAME AND AGE	THE FUNDS	TIME SERVED	FIVE YEARS	BY TRUSTEE*	HELD BY TRUSTEE	BOARD MEMBERSHIP
Thomas W. Lambeth Birthdate: 01/35	Trustee Chairman of the Board of Trustees	Indefinite, 8/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation	27	None	Significant executive experience, including continuing service as senior fellow of a foundation, and previous executive and board experience in government and with non-profit endowment funds and private foundations.

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 — Present	From December 2003 to present, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	27	None	Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 — Present	From June 2010 to present, independent consultant; from July 1998 to June 2010, President of Peace College	27	None	Significant executive experience in non-profit and government organizations, including continuing service as a college president; experience overseeing endowment investments.

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite 5/04 — present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as the Director of Private Client Group and Senior Executive Vice President	27	None	Significant executive experience including past service as senior executive vice president of a large investment services organization.

James L. Roberts*** Birthdate: 11/42	Trustee	Indefinite 11/04 — present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	27	None	Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

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INTERESTED TRUSTEE

				(5)
				NUMBER OF
		(3)	(4)	PORTFOLIOS
	(2)	TERM OF	PRINCIPAL	IN FUND	(6)	EXPERIENCE,
	POSITION(S)	OFFICE /	OCCUPATION	COMPLEX	OTHER	QUALIFICATIONS,
(1)	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	DIRECTORSHIPS	ATTRIBUTES, SKILLS FOR
NAME AND AGE	THE FUNDS	TIME SERVED	FIVE YEARS	BY TRUSTEE*	HELD BY TRUSTEE	BOARD MEMBERSHIP
Alexander W. McAlister** Birthdate: 3/60	Trustee	Indefinite, 11/10 — Present	President, Sterling Capital Management LLC	27	Director, Sterling Capital Management LLC	Significant executive experience including continuing service as president of an investment services organization and as a sales director of an investment services organization.

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

**	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Adviser.

***	Mr. Roberts has been deemed to have been an “interested person” of Sterling Capital Funds for the period from December 31, 2008 through May 25, 2010, due to his ownership of shares of PNC Financial Services Group, Inc., the former parent company of the Distributor. This ownership was a result of the acquisition of National City Corporation by PNC Financial Services Group, Inc. on December 31, 2008.
     The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), (formerly PNC Global Investment Servicing (U.S.) Inc.), Sterling Capital or BB&T, receives any compensation from the Funds for acting as a Trustee.
     Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Ward, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Ward.
OFFICERS

(5)
NUMBER OF
		(3)		PORTFOLIOS	(6)
	(2)	TERM OF		IN FUND	OTHER
	POSITION(S)	OFFICE AND	(4)	COMPLEX	DIRECTORSHIPS
(1)	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	HELD BY
NAME AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE
E.G. Purcell, III Birthdate: 01/55	President	Indefinite, President, 11/08-Present; Secretary, 11/08-08/10; Vice President, 11/00-11/08	From 1995 to present, Executive Director, Sterling Capital and its predecessors	N/A	N/A

James T. Gillespie Birthdate: 11/66	Treasurer	Indefinite, 6/10-Present	From June 2010 to present, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan; from February 2005 to August 2008, Vice President and Manager of Mutual Fund Administration, BB&T Asset Management, Inc.	N/A	N/A

Todd M. Miller Birthdate: 9/71	Vice President and Secretary	Indefinite, Vice President, 8/05-Present; Secretary, 08/10-present	From May 2009 to Present, Director, Sterling Capital and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001	N/A	N/A

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(5)
NUMBER OF
		(3)		PORTFOLIOS	(6)
	(2)	TERM OF		IN FUND	OTHER
	POSITION(S)	OFFICE AND	(4)	COMPLEX	DIRECTORSHIPS
(1)	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	HELD BY
NAME AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE
to May 2005, Manager, BISYS Fund Services

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07-Present	From July 2004 to present, Chief Compliance Officer and Executive Director, Sterling Capital and its predecessors; from January 2002 to July 2004, Compliance Analyst, Evergreen Investments.	N/A	N/A

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 6/10-Present; Treasurer, 04/07-06/10	From January 2007 to present, Vice President; from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing	N/A	N/A

Avery Maher Birthdate: 02/45	Assistant Secretary	Indefinite 4/07-Present	From March 2006 to present, Vice President and Counsel, Regulatory Administration Department, BNY Mellon Investment Servicing; from October 2004 to August 2005, Vice President and Assistant General Counsel, JPMorgan Asset Management; from 1992 to 2004, Second Vice President and Assistant Secretary, John Hancock Advisers, LLC	N/A	N/A
Responsibilities of the Board of Trustees
     The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.
Board Leadership Structure
     The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.
     The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.
Board Oversight of Trust Risk

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     The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of the Funds. The officers of the Funds, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.
     The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Fund’s officers, including the Fund’s President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Fund’s CCO to receive reports regarding the compliance of the Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the management of the Fund, including its investment risks.
     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Alexander W. McAlister	Sterling Capital Management LLC, President
E.G. Purcell, III	Sterling Capital Management LLC, Executive Director
James T. Gillespie	Sterling Capital Management LLC, Director
Todd M. Miller	Sterling Capital Management LLC, Director
Clinton L. Ward	Sterling Capital Management LLC, Chief Compliance Officer and Executive Director
Andrew J. McNally	BNY Mellon Investment Servicing, Vice President, Fund Accounting and Administration Department
Avery Maher	BNY Mellon Investment Servicing, Vice President and Counsel, Regulatory Administration Department
     The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. Sterling Capital receives fees from the Funds for acting as Adviser and Administrator and BNY Mellon Investment Servicing receives fees from the Funds for acting as transfer agent and for providing fund accounting services to the Funds. In addition, BNY Mellon Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.
COMMITTEES OF THE BOARD OF TRUSTEES
AUDIT COMMITTEE
     The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Audit Committee. For the fiscal year ended September 30, 2010, there were four meetings of the Audit Committee.
NOMINATIONS COMMITTEE
     The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the fiscal year ended September 30, 2010, there were no meetings of the Nominations Committee.
     Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.
SECURITIES OWNERSHIP
     For each Trustee, the following tables discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2010.

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     The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT COMPANIES OVERSEEN BY
		DOLLAR RANGE OF EQUITY	TRUSTEE IN THE FAMILY OF INVESTMENT
NAME OF TRUSTEE	FUND NAME	SECURITIES IN THE FUND	COMPANIES*
Thomas W. Lambeth	Mid Value Fund	$10,001-$50,000	$10,001-$50,000

Drew T. Kagan	Equity Income Fund	$10,001-$50,000	$10,001-$50,000
	Special Opportunities Fund	$1-$10,000

Laura C. Bingham	North Carolina Fund	$10,001-$50,000	$50,001-$100,000
	Special Opportunities Fund	$10,001-$50,000

James L. Roberts**	International Fund	$1-$10,000	>$100,000
	Select Equity Fund	$1-$10,000
	Equity Income Fund	$10,001-$50,000
	Mid Value Fund	$10,001-$50,000
	Small Value Fund	$10,001-$50,000
	Special Opportunities Fund	$10,001-$50,000
	Intermediate U.S. Government	$50,001-$100,000
	Total Return Bond Fund	$50,001-$100,000

Douglas Van Scoy	Select Equity Fund	$50,001-$100,000	$50,001-$100,000
     The following table shows information for the Trustee who is an “interested person” of the Funds as defined in the 1940 Act:

Alexander W.	Special Opportunities Fund	>$100,000	>$100,000
McAlister***	International Fund	$50,001-$100,000

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

**	Mr. Roberts has been deemed to have been an “interested person” of Sterling Capital Funds for the period from December 31, 2008 through May 25, 2010, due to his ownership of shares of PNC Financial Services Group, Inc., the former parent company of the Distributor. This ownership was a result of the acquisition of National City Corporation by PNC Financial Services Group, Inc. on December 31, 2008.

***	Mr. McAlister was appointed to the Board effective November 18, 2010.
     As of December 31, 2010, the Officers and Trustees of Sterling Capital Funds, as a group, owned less than 1% of any class of any Fund.
TRUSTEE COMPENSATION

	AGGREGATE			TOTAL COMPENSATION
	COMPENSATION FROM			FROM FUNDS AND FUND
	THE			COMPLEX PAID TO
	FUNDS FOR THE FISCAL	PENSION OR RETIREMENT	ESTIMATED ANNUAL	TRUSTEES FOR THE
NAME OF PERSON,	YEAR ENDING	BENEFITS ACCRUED AS PART	BENEFITS UPON	FISCAL YEAR ENDING
POSITION	SEPTEMBER 30, 2010	OF FUND EXPENSES	RETIREMENT	SEPTEMBER 30, 2010*
Thomas W. Lambeth	$65,031	N/A	N/A	$67,000
Drew T. Kagan	$65,031	N/A	N/A	$67,000
Laura C. Bingham	$55,326	N/A	N/A	$57,000
Douglas R. Van Scoy	$54,354	N/A	N/A	$56,000
James L. Roberts	$54,354	N/A	N/A	$56,000
R. Lee Youngblood**	None	N/A	N/A	None
Alexander W. McAlister***	None	N/A	N/A	None

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

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**    Mr. Youngblood resigned from the Board effective November 18, 2010.
***  Mr. McAlister was appointed to the Board effective November 18, 2010.
CODES OF ETHICS
     Sterling Capital Funds, Sterling Capital, Artio Global Management LLC, Federated Investment Management Company and Scott & Stringfellow, LLC have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.
INVESTMENT ADVISER
     Investment advisory and management services are provided to all the Funds by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010.
     Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of twenty-five one hundredths of one percent (0.25%) of the National Tax-Free Money Market Fund’s average daily net assets; forty one hundredths of one percent (0.40%) of the Prime Money Market Fund’s and the U.S. Treasury Fund’s average daily net assets; sixty one-hundredths of one percent (0.60%) of each of the Taxable Bond Funds’ average daily net assets; forty-five one-hundredths of one percent (0.45%) of each of the Tax-Free Bond Fund’s average daily net assets; and seventy-four one-hundredths of one percent (0.74%) of the Select Equity Fund’s average daily net assets; ninety one-hundredths of one percent (0.90%) of the Small Value Fund’s average daily net assets; one percent (1.00%) of the International Funds’ average daily net assets; seventy-four one-hundredths of one percent (0.74%) of the Mid Value Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Equity Income Fund’s average daily net assets; eighty one-hundredths of one percent (0.80%) of the Special Opportunities Fund; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds’ average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.
     The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.
     Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
     Prior to October 1, 2010, BB&T Asset Management, Inc. (“BB&T Asset Management”) served as investment adviser to each series of the Funds (except the Small Value Fund) and Sterling Capital served as investment adviser to the Small Value Fund, each pursuant to an investment advisory agreement dated February 1, 2001 as amended and restated on May 23, 2003 and July 1, 2006, as amended and restated August 28, 2007, respectively. BB&T Asset Management also had entered into investment sub-advisory agreements with each of Artio Global Management LLC (“Artio”), Federated Investment Management Company (“Federated”), Scott & Stringfellow LLC (“Scott & Stringfellow”), and Sterling Capital to provide sub-advisory services to certain Sterling Capital Funds (such advisory and sub-advisory agreements, collectively, the “Pre-Reorganization Agreements”). The Pre-Reorganization Agreements automatically terminated on October 1, 2010 in connection with the closing of a reorganization transaction involving Sterling Capital, an independently managed subsidiary of BB&T Corporation, followed by the merger of BB&T Asset Management with and into Sterling Capital. Except as noted, all fees referred to herein that were received or paid by Sterling Capital as the adviser or administration prior to October 1, 2010 were received or paid by BB&T Asset Management.
     Sterling Capital is a successor to Sterling Capital Management Company (“UAM Sterling”), a wholly-owned subsidiary of United Asset Management, Inc. (“UAM”). Old Mutual, plc acquired UAM on September 26, 2000. Mark Whalen, Dave Ralston, Ed Brea, Alex McAlister and Brian Walton, key employees of UAM Sterling, organized Sterling Capital to purchase and continue the investment advisory business of UAM Sterling. UAM Sterling was formed in 1970 and became a subsidiary of UAM in 1984.

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It served as investment adviser to the Predecessor Fund from its inception until the sale of UAM Sterling to the Adviser. On April 1, 2005, BB&T acquired a 70% ownership interest in Sterling Capital.
     For the fiscal years ended September 30, 2010, September 30, 2009, and September 30, 2008, Sterling Capital received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
	SEPTEMBER 30, 2010		SEPTEMBER 30, 2009		SEPTEMBER 30, 2008
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED

Select Equity Fund	$1,586,802	$317,344	$1,518,526	$287,289	$3,485,648	$216,411
Mid Value Fund	2,086,070	294,072	1,116,659	79,893	1,746,914	95,114
Mid Cap Growth Fund(1)	209,206	11,726	806,501	49,235	1,525,810	82,837

Small Value Fund(2)	479,702	119,447	146,349	60,037	272,053	40,543
Small Cap Fund(3)	98,684	20,210	291,258	68,648	671,472	135,253
International Fund	828,210	352,025	774,882	116,232	1,551,512	284,645	(4)
Special Opportunities Fund	4,264,531	45,629	2,880,855	52,039	2,879,490	—
Equity Income Fund	2,783,333	34,995	1,867,605	59,867	1,548,498	—
Short-Term Bond Fund	432,909	113,926	285,250	71,313	263,849	66,459
Intermediate U.S. Government Fund	1,229,105	262,697	908,058	181,611	819,557	165,331
Total Return Bond Fund	2,328,764	500,238	2,284,717	456,943	2,744,949	552,961
Kentucky Intermediate Tax-Free Fund	132,335	46,002	104,684	34,895	96,739	32,466
Maryland Intermediate Tax-Free Fund	205,950	71,676	119,262	45,382	81,265	40,902
North Carolina Intermediate Tax-Free Fund	1,054,009	279,127	818,516	204,629	720,310	181,375
South Carolina Intermediate Tax-Free Fund	215,428	57.394	134,188	33,547	110,156	27,736
Virginia Intermediate Tax-Free Fund	603,173	159,771	501,303	125,326	480,420	120,991
West Virginia Intermediate Tax-Free Fund	406,294	8,002	332,069	—	318,137	—
Prime Money Market Fund	3,180,135	2,293,592	5,557,012	1,694,018	7,059,969	2,141,812
U.S. Treasury Money Market Fund	1,945,204	2,368,924	3,593,307	3,034,708	3,670,003	1,295,726
National Tax-Free Money Market Fund	533,426	174,700	547,914	109,583	285,892	58,363
Strategic Allocation Conservative Fund	36,046	37,254	55,192	55,192	142,627	145,522
Strategic Allocation Balanced Fund	93,304	96,235	98,345	98,345	191,751	195,938
Strategic Allocation Growth Fund	69,853	72,008	72,590	72,590	149,780	153,008
Strategic Allocation Equity Fund	22,135	26,974	28,382	28,382	77,562	79,302

(1)	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Value Fund.

(2)	Fees were paid directly to Sterling Capital. BB&T Asset Management did not serve as the adviser for this Fund.

(3)	On February 1, 2010, the Small Cap Fund merged with and into the Small Value Fund.

(4)	$50,760 of this amount relates to fees reimbursed by the Investment Adviser related to a shareholder meeting held on June 11, 2008.
     The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including and allocable portion of the cost of the Advisers’ employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Advisers or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.
     Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.

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SUB-ADVISERS
     Special Opportunities Fund and Equity Income Fund. Investment sub-advisory and management services are provided to the Special Opportunities Fund and the Equity Income Fund by Scott & Stringfellow, LLC (“Scott & Stringfellow”), a wholly owned subsidiary of BB&T Corporation, pursuant to a Sub-Advisory Agreement (the “Scott & Stringfellow Sub-Advisory Agreement”) dated as of October 1, 2010 between Sterling Capital and Scott & Stringfellow. Prior to October 1, 2010, Scott & Stringfellow served as the Sub-Adviser to the Special Opportunities Fund and the Equity Income Fund pursuant to a Sub-Advisory Agreement BB&T Asset Management and Scott & Stringfellow dated as of May 16, 2003 (Schedule A dated January 1, 2005).
     For its services and expenses incurred under the Scott & Stringfellow Sub-Advisory Agreement, Scott & Stringfellow is entitled to a fee, payable by Sterling Capital. The fee is computed daily and paid monthly at the annual rates of 0.48% and 0.42% of the average daily net assets of the Special Opportunities Fund and the Equity Income Fund, respectively. For the fiscal years ended September 30, 2010, 2009 and 2008, Sterling Capital paid Scott & Stringfellow $2,558,774, $1,734,778 and $1,740,152, respectively, for sub-advisory services to the Special Opportunities Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, Sterling Capital paid Scott & Stringfellow $1,670,090, $1,124,899 and $939,420, respectively, for sub-advisory services to the Equity Income Fund.
     Unless sooner terminated, the Scott & Stringfellow Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The Scott & Stringfellow Sub-Advisory Agreement is terminable at any time without penalty, on 60 days’ written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by Scott & Stringfellow, or by Sterling Capital. The Scott & Stringfellow Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to Scott & Stringfellow are borne exclusively by Sterling Capital as Adviser to the Special Opportunities Fund and the Equity Income Fund.
     International Fund. Investment sub-advisory and management services are provided to the International Fund by Artio Global Management LLC (“Artio Global”) (formerly Julius Baer Investment Management LLC) pursuant to a sub-advisory agreement with Sterling Capital (the “Artio Global Sub-Advisory Agreement”) dated as of October 1, 2010. Prior to October 1, 2010, Artio Global served as the Sub-Adviser to the International Fund pursuant to a Sub-Advisory Agreement between BB&T Asset Management and Artio Global dated June 18, 2008. In consideration for the services provided and expenses assumed under the Artio Global Sub-Advisory Agreement, Sterling Capital has agreed to pay Artio Global a fee, computed daily and paid monthly, equal to the lesser of (i) 0.80% per annum of the first $20 million of the Fund’s average daily net assets, 0.60% per annum of the next $20 million of the Fund’s average daily net assets, 0.50% per annum of the next $60 million of the Fund’s average daily net assets, and 0.40% per annum thereafter, or (ii) such fee as may from time to time be agreed upon in writing by the Adviser and Artio Global.
     Artio Global, sub-adviser to the International Fund, is a registered investment adviser which through an intermediary holding company, is majority-owned by Artio Global Investors Inc. Artio Global Investors Inc. conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September 24, 2009. Currently, the public owns approximately 53% of the shares while GAM Holding Ltd. of Zurich Switzerland owns approximately 28% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes. Artio Global is located at 330 Madison Avenue, New York, NY 10017.
     For the fiscal years ended September 30, 2010, 2009 and 2008, Sterling Capital paid Artio Global $494,149, $467,406 and $978,894, respectively, for sub-advisory services to the International Fund.
     National Tax-Free Money Market Fund and Prime Money Market Fund. Investment sub-advisory and management services are provided to the National Tax-Free Money Market Fund and the Prime Money Market Fund by Federated Investment Management Company (“FIMC”), a wholly-owned subsidiary of FII Holdings, Inc. (a wholly-owned subsidiary of Federated Investors, Inc.), pursuant to a Sub-Advisory Agreement (the “FIMC Sub-Advisory Agreement”) dated as of October 1, 2010, between Sterling Capital and FIMC. Prior to October 1, 2010, FIMC served as the Sub-Adviser to the National Tax-Free Money Market Fund and the Prime Money Market Fund pursuant to a Sub-Advisory Agreement between BB&T Asset Management and FIMC dated February 1, 2001, as amended.
     For its services and expenses incurred under the FIMC Sub-Advisory Agreement, FIMC is entitled to a fee, payable by Sterling Capital. For the Prime Money Market Fund, the fee is computed and paid monthly at the annual rate of seven one-hundredths of one percent (0.07%) of the Prime Money Market Fund’s average daily net assets, subject to a minimum of $250,000 per year (such minimum to be applied on an aggregate basis for the Prime Money Market Fund and the National Tax-Free Money Market Fund), or such lower fee as may be agreed upon in writing by Sterling Capital and FIMC. For the National Tax-Free Money Market

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Fund, the fee is computed and paid monthly at the annual rate of ten one-hundredths of one percent (0.10%) of the National Tax-Free Money Market Fund’s average daily net assets up to $500 million, and at an annual rate of eight one-hundredths of one percent (0.08%) for amounts in excess of $500 million, subject to a minimum of $250,000 per year (such minimum to be applied on an aggregate basis for the Prime Money Market Fund and the National Tax-Free Money Market Fund), or such lower fee as may be agreed upon in writing by Sterling Capital and FIMC.
     The FIMC Sub-Advisory Agreement will continue from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION — Miscellaneous”). The FIMC Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days’ written notice by FIMC or by Sterling Capital. The FIMC Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. For the fiscal years ended September 30, 2010, 2009, and 2008, Sterling Capital paid FIMC $556,518, $972,477 and $1,248,819, respectively, for sub-advisory services to the Prime Money Market Fund. For the fiscal years ended September 30, 2010, 2009 and 2008 Sterling Capital paid FIMC $213,365, $219,166, and $116,707, respectively, for sub-advisory services to the National Tax-Free Money Market Fund.
     Mid Value Fund and Total Return Bond Fund. Prior to October 1, 2010, investment sub-advisory and management services were provided to the Mid Value Fund and the Total Return Bond Fund by Sterling Capital, pursuant to a Sub-Advisory Agreement (the “Sterling Sub-Advisory Agreement”) dated as of July 18, 2005, between BB&T Asset Management and Sterling Capital.
     In consideration for the services provided and expenses assumed under the Sterling Sub-Advisory Agreement, BB&T Asset Management had agreed to pay Sterling Capital a fee, computed daily and paid monthly, at an annual rate of 0.42% of the average daily net assets of the Mid Value Fund, and at an annual rate of 0.25% of the average daily net assets of the Total Return Bond Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, BB&T Asset Management paid Sterling Capital $1,184,024, $637,284 and $999,382, respectively, for sub-advisory services to the Mid Value Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, BB&T Asset Management paid Sterling Capital $970,353, $952,272 and $1,152,818, respectively, for sub-advisory services to the Total Return Bond Fund.
     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of each Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Sub-Adviser’s operations.
PORTFOLIO MANAGERS
     The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2010*

	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS

Timothy P. Beyer	Number: None	Number: None	Number: 26
	Assets: N/A	Assets: N/A	Assets: $1.16 Million

Eduardo Brea	Number: None	Number: 1	Number: 6
	Assets: N/A	Assets: 3.6 Million	Assets: $432 Million

Brad D. Eppard	Number: None	Number: None	Number: 17
	Assets: N/A	Assets: N/A	Assets: $1.3 Billion

Will Gholston	Number: 1	Number: None	Number: 4
	Assets: $7.4 Million	Assets: N/A	Assets: $2.4 Billion

Richard T. LaCoff	Number: 1	Number: None	Number: 63
	Assets: $21.5 Million	Assets: N/A	Assets: $5.1 Billion

Robert Millikan	Number: 1	Number: None	Number: 7
	Assets: $7.3 Million	Assets: N/A	Assets: $324.5 Million

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	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS

Mark Montgomery	Number: 1	Number: None	Number: 63
	Assets: $21.5 Million	Assets: N/A	Assets: $5.1 Billion

Stephen L. Morgan	Number: 1	Number: None	Number: 35
	Assets: $26.8 Million	Assets: N/A	Assets: $162.7 Million

Richard Pell	Number: 8	Number: 11	Number: 66
	Assets: $21.9 Billion	Assets: $8.7 Billion	Assets: $13.3 Billion

Jeffrey J. Schappe	Number: 1	Number: None	Number: 3
	Assets: $7.4 million	Assets: N/A	Assets: $2.5 Billion

George F. Shipp	Number: 1	Number: None	Number: 6,200
	Assets: $39 Million	Assets: N/A	Assets: $2.35 Billion

Rudolph-Riad Younes	Number: 8	Number: 12	Number: 73
	Assets: $20.3 Billion	Assets: $9.0 Billion	Assets: $14.0 Billion

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.
     As of September 30, 2010, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2010*

	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS

Timothy P. Beyer	Number: None	Number: None	Number: 1
	Assets: N/A	Assets: N/A	Assets: $407 Million

Eduardo Brea	Number: None	Number: 1*	Number: None
	Assets: N/A	Assets: $3.6 Million	Assets: N/A

Brad D. Eppard	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Will Gholston	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Richard T. LaCoff	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Robert F. Millikan	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Mark Montgomery	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: $ N/A

Stephen L. Morgan	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Richard Pell	Number: None	Number: None	Number: 4
	Assets: N/A	Assets: N/A	Assets: $1.3 Billion

Jeffrey J. Schappe	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

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	OTHER REGISTERED INVESTMENT	OTHER POOLED
PORTFOLIO MANAGER	COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS

George F. Shipp	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Rudolph-Riad Younes	Number: None	Number: None	Number: 4
	Assets: N/A	Assets: N/A	Assets: $1.3 Billion

*	The advisory fee for this pooled investment vehicle has both performance-based and asset-based components.
CONFLICTS OF INTEREST
     From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.
     STERLING CAPITAL
     Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.
     Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.
SCOTT & STRINGFELLOW
     Scott & Stringfellow also manages portfolios for multiple institutional and individual clients. All portfolios are managed as separate accounts, including mutual fund portfolios. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, an individual portfolio may contain different securities than other portfolios, and investment decisions may be made in other accounts that are different than the decisions made for the Special Opportunities Fund or the Equity Income Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios.
ARTIO GLOBAL
     As portfolio managers, Messrs. Younes and Pell may have an incentive to allocate securities preferentially to the accounts for which Artio Global receives higher investment advisory fees based on the assets under management.
     In order to address these potential conflicts, Artio Global’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of Artio Global’s clients are disadvantaged in Artio Global’s management of accounts. Additionally, Artio Global’s internal controls are tested as part of the firm’s Compliance Monitoring Program.
PORTFOLIO MANAGER COMPENSATION
STERLING CAPITAL

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     Sterling Capital offers investment professionals a compensation plan which has three components: (i) base compensation, which is linked to job function, responsibilities and experience, (ii) incentive compensation, which varies based on investment performance and other factors determined by management, and (iii) a percentage of firm profits. The majority of potential total cash compensation consists of incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. Incentive compensation is based on (1) performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for the various portfolios managed, and in comparison to peer groups, and (2) active support and promotion of the funds through various channels. For purposes of incentive compensation, the Small Value Fund, Total Return Bond Fund and the Mid Value Fund are measured against the Russell 2000 Value Index, Barclays Capital Aggregate Bond Index and the Russell Midcap Value Index, respectively, while other Funds are compared to their respective Lipper peer group. Firm/department leadership, management of personnel, compliance results, and other subjective criteria as determined by executive management are also considered in determining incentive compensation.
     Certain investment professionals also share in the profits earned by Sterling Capital. Membership interest is awarded based on long-term performance, leadership, potential for generating future growth of the firm, and other subjective criteria determined by management.
     Incentive compensation and profits interests are used as retention tools in order to facilitate long-term commitments from key investment professionals.
     Portfolio managers are also eligible to participate in broad-based plans offered generally to Sterling Capital employees, including retirement, 401(k), health, and other employee benefit plans.
SCOTT & STRINGFELLOW
Compensation Program
The elements of total compensation for Scott & Stringfellow portfolio managers are: fixed base salary, annual performance-based cash bonus, nominal stock compensation, and other benefits. These components are designed to provide a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative assets under management.
Base Salary
Under the Scott & Stringfellow approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the asset-based (and therefore variable) compensation elements of the compensation program.
Asset-Based Compensation
Scott & Stringfellow believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.
Scott & Stringfellow’s formulaic portfolio manager compensation program focuses on assets under management, which is believed to create an indirect tie to absolute performance, as negative returns in any market environment could result in an outflow of assets. Portfolio managers work with all products under management and are compensated based on overall assets. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by Scott & Stringfellow’s management.
Cash Bonus
Performance-based compensation is distributed to portfolio managers primarily as cash. Typically, the cash bonus, when combined with base salary, represents more than 90% of total compensation for portfolio managers.
Stock Bonus

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Some portfolio managers qualify for a nominal grant of stock options and/or restricted stock of BB&T Corporation stock, the parent of Scott & Stringfellow, based primarily on the discretionary elements discussed above. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the organization’s ability to sustain and improve its performance over future periods.
The ultimate value of stock bonuses is dependent on future BB&T Corporation stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of BB&T Corporation’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a small portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of BB&T Corporation’s performance. Portfolio managers therefore have a direct incentive to protect BB&T Corporation’s reputation for integrity.
Other Benefits
     Portfolio managers are also eligible to participate in broad-based plans offered generally to Scott & Stringfellow employees, including 401(k), health, and other employee benefit plans.
ARTIO GLOBAL
Portfolio Manager Compensation (as of 9/30/10)

Difference in
Methodology of
Compensation with
Other Accounts Managed (relates to the
	Structure of		“Other Accounts”
	Compensation for		mentioned in the chart
	Managing	Specific Criteria	above)
Rudolph-Raid Younes	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Richard Pell	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None
Messrs. Younes and Pell each own equity interests in Artio Global’s publicly listed parent subject to certain transfer restrictions and each of them participate in Artio Global’s deferred compensation plan. These two components are designed to reward the managers’ long-term performance.
Securities Ownership
The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of September 30, 2010:

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER	IN EACH FUND
Timothy P. Beyer	Mid Value Fund: $100,001-$500,000
Eduardo Brea	Small Value Fund: $500,001 - $1,000,000

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DOLLAR RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER	IN EACH FUND
Brad D. Eppard	Intermediate U.S. Government Fund: None
Will Gholston	Strategic Allocation Conservative Fund: None Strategic Allocation Equity Fund: None Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None
Richard T. LaCoff	Total Return Bond Fund: None Short-Term Bond Fund: None
Robert F. Millikan	North Carolina Intermediate Tax-Free Fund: $10,001-$50,000
Special Opportunities Fund: $100,001-$500,000
Kentucky Intermediate Tax-Free Fund: None
Maryland Intermediate Tax-Free Fund: None
South Carolina Tax-Free Fund: None
Virginia Tax-Free Fund: None
West Virginia Tax-Free Fund: None
Strategic Allocation Conservative Fund: None
Strategic Allocation Growth Fund: None
Strategic Allocation Balanced Fund: None
Mark Montgomery	Total Return Bond Fund: $10,001-$50,000 Short-Term Bond Fund: None
Stephen L. Morgan	Select Equity Fund: None Strategic Allocation Conservative Fund: None Strategic Allocation Equity Fund: None Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None
Richard Pell	International Fund: None
Jeffrey J. Schappe	Strategic Allocation Conservative Fund: None Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None Strategic Allocation Equity Fund: None
George F. Shipp	Special Opportunities Fund: $500,001-$1,000,000 Equity Income Fund: $500,001-$1,000,000
Rudolph-Raid Younes	International Fund: None
PROXY VOTING POLICIES AND PROCEDURES
     The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Sterling Capital. The Board has authorized Sterling Capital to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.
     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.
PORTFOLIO TRANSACTIONS
     The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting, or for supervising the relevant Sub-Adviser’s selection of, securities to be bought and sold, and brokers to execute those transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of exchange-trade funds) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser and each Sub-Adviser generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
     During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

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	FISCAL YEAR ENDED			FISCAL YEAR ENDED
	SEPTEMBER 30, 2010			SEPTEMBER 30, 2009
	AGGREGATE		DIRECTED	AGGREGATE		DIRECTED
	BROKERAGE	AGGREGATE	BROKERAGE	BROKERAGE	AGGREGATE	BROKERAGE
	COMMISSION	TRANSACTIONS	COMMISSION	COMMISSION	TRANSACTIONS	COMMISSION
Select Equity Fund	637,149	506,061,662	596,412	750,069	429,191,034	683,212
Mid Value Fund	268,581	245,441,342	247,339	234,864	161,305,577	172,974
Mid Cap Growth Fund*	114,086	141,039,040	106,686	571,912	421,979,598	511,519
Small Cap Fund**	48,261	43,239,960	40,126	134,405	82,004,789	111,094
Small Value Fund	172,867	104,150,609	148,499	71,132	31,165,721	53,357
International Fund	317,109	230,484,259	317,109	281,234	334,158,309	281,384
Special Opportunities Fund	441,219	226,770,416	441,219	986,553	313,242,465	986,553
Total Return Bond Fund	—	—	—	10,920	10,920	—
Equity Income Fund	365,861	215,067,283	365,861	562,784	250,941,315	562,784
Strategic Allocation Growth Fund	11,218	15,048,948	10,743	2,534	5,364,619	—
Strategic Allocation Equity Fund	4,253	6,029,794	4,090	1,757	4,029,286	—
Strategic Allocation Balanced Fund	12,408	16,605,379	11,887	2,596	5,414,931	—
Strategic Allocation Conservative Fund	2,966	3,997,164	2,844	2,914	6,331,903	—

	FISCAL YEAR ENDED
	SEPTEMBER 30, 2008
	AGGREGATE		DIRECTED
	BROKERAGE	AGGREGATE	BROKERAGE
	COMMISSION	TRANSACTIONS	COMMISSION
Select Equity Fund	845,198	564,771,450	761,574
Mid Value Fund	323,802	278,944,249	246,322
Mid Cap Growth Fund*	618,291	871,907,561	549,289

Small Cap Fund**	197,919	153,153,513	163,449
Small Value Fund***.	79,602	54,940,256	61,626
International Fund	367,712	319,928,841	353,919
Special Opportunities Fund	456,181	264,315,675	456,181
Total Return Bond Fund	—	—	—
Equity Income Fund	278,472	229,321,778	278,472
Strategic Allocation Growth Fund	4,693	17,113,270	—
Strategic Allocation Equity Fund	2,562	9,401,073	—
Strategic Allocation Balanced Fund	4,553	16,707,776	—
Strategic Allocation Conservative Fund	2,178	7,992,267	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Small Value Fund.
     For the fiscal years ended September 30, 2010, 2009 and 2008, the Funds paid $148,489, $462,682 and $391,499, respectively, in commissions to Scott & Stringfellow, a wholly owned subsidiary of BB&T Corporation, for transactions effected on behalf of the Special Opportunities Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, the Funds paid $85,385, $186,369 and $106,164, respectively, in commissions to Scott & Stringfellow for transactions effected on behalf of the Equity Income Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, the Fund paid $0, $0 and $7,749, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Small Cap Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, the Fund paid $0, $0 and $0, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Mid Value Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, the Fund paid $0, $0 and $0, respectively, in commissions to BB&T Capital Markets, a division of Scott & Stringfellow, for transactions effected on behalf of the Small Company Growth Fund. For the fiscal years ended September 30, 2010, 2009 and 2008, the aggregate percentage of the Special Opportunities Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were 33.7%, 47.1% and 52.8%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were 30.0%, 22.5% and 31.5% and, respectively. For the fiscal years ended September 30, 2010, 2009 and 2008, the aggregate percentage of the Equity Income Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were 23.3%, 34.8% and 33.1%, respectively, and the percentage of the Fund’s aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were 9.2%, 19.6% and 22.0%, respectively. For the fiscal years ended September 30, 2010, 2009 and 2008, the aggregate percentage of the Small Cap Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0.02% , respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0% and 0.002%, respectively. For the fiscal years ended September 30, 2010, 2009 and 2008, the aggregate percentage of the Mid Value Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0%, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T

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Capital Markets were 0, 0% and 0%, respectively. For the fiscal years ended September 30, 2010, 2009 and 2008, the aggregate percentage of the Small Company Growth Fund’s total brokerage commissions paid to BB&T Capital Markets were 0%, 0% and 0%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Capital Markets were 0%, 0% and 0%, respectively.
     Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital or each Sub-Adviser in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. As detailed in the above chart, brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and each Sub-Adviser and does not reduce the advisory fees payable to Sterling Capital or each Sub-Adviser. Such information may be useful to Sterling Capital or each Sub-Adviser in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital or each Sub-Adviser in carrying out its obligations to Sterling Capital Funds.
     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital or each Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or each Sub-Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital and each Sub-Adviser under their respective Advisory or Sub-Advisory Agreement. Any advisory or other fees paid to Sterling Capital or each Sub-Adviser are not reduced as a result of the receipt of research services.
     In some cases Sterling Capital or each Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, Sterling Capital and each Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital or each Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital or each Sub-Adviser faces a potential conflict of interest, but Sterling Capital or each Sub-Adviser believe that its allocation procedures are reasonably designed to ensure that Sterling Capital or each Sub-Adviser, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.
     To the extent permitted by applicable rules and regulations, either Sterling Capital or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.
     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by Sterling Capital or any Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sterling Capital or the Sub-Adviser believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sterling Capital or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Funds, Sterling Capital or the Sub-Adviser will provide its services in accordance with its fiduciary obligations and will manage the Fund in the best interests of the Fund.
     SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds hold at the close of their most recent fiscal year. As of September 30, 2010, the Select Equity Fund held equity securities of Banc of America Securities, Inc., JP Morgan Securities, Inc. and Morgan Stanley & Co., Inc. valued at $3,736,350, $4,339,980 and $2,996,152 respectively. The Prime Money Market Fund held debt securities of Bank of America Corp., Citigroup Global Markets, Inc. and General Electric Capital Corp. valued at $98,241,433, $19,994,150 and $10,055,537 respectively. The Intermediate U.S. Government Fund held debt securities of Morgan

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Stanley & Co. Inc., General Electric Capital Corp. and Goldman Sachs & Co. valued at $3,217,260, $3,089,556, and $2,165,120 respectively. The Total Return Bond Fund held debt securities of JP Morgan Securities, Inc., Bank of America Corp., Credit Suisse Securities (USA) LLC., Morgan Stanley & Co., Inc., General Electric Capital Corp., Citigroup Global Markets, Inc. and Goldman Sachs & Co., valued at $23,290,336, $19,358,154, $18,099,971 $10,002,296, $6,316,173, $6,311,325 and $2,099,918, respectively. U.S. Treasury Money Market Fund held debt securities of Deutsche Bank Securities, Inc., Credit Suisse Securities (USA) LLC, Bank of America Corp. and JP Morgan Securities, Inc. valued at $50,000,000, $45,270,323, $45,000,000, and $45,000,000, respectively. The Short-Term Bond Fund held debt securities of JP Morgan Securities, Inc., Morgan Stanley & Co., Inc., Goldman, Sachs & Co., Bank of America Corp. and General Electric Capital Corp. valued at $2,672,969, $1,615,397, $1,086,892, $1,078,258 and $1,028,038, respectively. The Strategic Allocation Conservative Fund held equity securities of Credit Suisse Securities (USA) LLC valued at $294,447. The Strategic Allocation Equity Fund held equity securities of Credit Suisse Securities (USA) LLC valued at $366,579. The Strategic Allocation Growth Fund held equity securities of Credit Suisse Securities (USA) LLC valued at $916,575. The Strategic Allocation Balanced Fund held equity securities of Credit Suisse Securities (USA) LLC valued at $1,116,120. The International Fund held equity securities of Barclays Capital, Inc. and Credit Suisse Securities (USA) LLC valued at $674,483 and $271,494, respectively.
GLASS-STEAGALL ACT
     In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the “Board”) issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the “Holding Company Act”) or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.
     Sterling Capital believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Sterling Capital’s subsidiaries from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by Sterling Capital’s subsidiaries, the Board of Trustees of the Funds would review the Funds’ relationship with Sterling Capital and consider taking all action necessary in the circumstances.
     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Sterling Capital or any Sub-Adviser or their affiliated and correspondent banks (the “Banks”) in connection with customer’s purchases of Shares of a Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds’ method of operations would affect its NAV per Share or result in financial losses to any customer.
ADMINISTRATOR
     Sterling Capital, 434 Fayetteville Street Mall, Fifth Floor, Raleigh, North Carolina 27601, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement effective October 1, 2010. Prior to October 1, 2010, BB&T Asset Management served as the Administrator pursuant to the Management and Administration Agreement dated April 23, 2007, as amended. Prior to April 23, 2007, BB&T Asset Management served as the Administrator pursuant to the Management and Administration Agreement dated February 1, 2005, as amended.
     Under the Administration Agreement, the Administrator has agreed to monitor the NAV of the National Tax-Free Money Market Fund, the U.S. Treasury Fund and the Prime Money Market Fund, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by Sterling Capital under the Advisory Agreement, Artio Global, FIMC and

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Scott & Stringfellow, under the Sub-Advisory Agreements, and U.S. Bank National Association under their custodial services agreements with the Funds, and those performed by BNY Mellon Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
     Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from the Sterling Capital Funds that is due only on the Sterling Capital Funds’ assets, but calculated based upon each portfolio of the Sterling Capital Funds’ average net assets as well as the average net assets of Sterling Capital Variable Insurance Funds. The fee shall be calculated at an annual rate of eleven one-hundredths of one percent (0.11%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annul date of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.
     Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.
     For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):
FISCAL YEAR ENDED

	SEPTEMBER 30, 2010		SEPTEMBER 30, 2009		SEPTEMBER 30, 2008
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$221,232	—	$204,257	—	$439,424	—
Mid Value Fund	291,405	—	150,455	—	220,548	—
Mid Cap Growth Fund*	28,648	—	108,713	—	192,194	—
Small Cap Fund**	9,941	—	29,013	—	63,230	—
Small Value Fund	55,348	—	16,267	—	26,869	—
International Fund	85,400	—	77,247	—	144,719	—
Special Opportunities Fund	550,174	—	360,181	—	335,650	—
Equity Income Fund	410,619	—	266,427	—	206,389	—
Short-Term Bond Fund	74,492	—	47,377	—	39,922	—
Intermediate U.S. Government Fund	211,384	—	151,378	—	127,708	—
Total Return Bond Fund	400,745	—	379,392	—	427,927	—
Kentucky Intermediate Tax-Free Fund	22,813	—	17,427	—	15,095	—
Maryland Intermediate Tax-Free Fund	35,413	—	19,873	—	12,706	—
North Carolina Intermediate Tax-Free Fund	181,455	—	136,304	—	112,256	—
South Carolina Intermediate Tax-Free Fund	37,112	—	22,337	—	17,137	—
Virginia Intermediate Tax-Free Fund	103,704	—	83,415	—	74,850	—
West Virginia Intermediate Tax-Free Fund	93,311	—	73,644	—	66,286	—
Prime Money Market Fund	817,487	—	1,384,902	—	1,660,574	—
U.S. Treasury Money Market Fund	500,275	—	892,355	257	864,690	—
National Tax-Free Money Market Fund	219,653	—	219,076	—	108,214	—
Strategic Allocation Conservative Fund	—	—	—	—	—	—
Strategic Allocation Balanced Fund	—	—	—	—	—	—
Strategic Allocation Growth Fund	—	—	—	—	—	—
Strategic Allocation Equity Fund	—	—	—	—	—	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Value Fund.

**	On February 1, 2010, the Small Cap Fund merged with and into the Small Value Fund.
     The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed

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automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.
     The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.
SUB-ADMINISTRATOR
     BNY Mellon Investment Servicing (“Sub Administrator”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Funds as of April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator’s duties, for which BNY Mellon Investment Servicing receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets as well as the average net assets of the Sterling Capital Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.0395% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
UNDERWRITER
     Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to each Fund pursuant to an Underwriting Agreement effective as of October 1, 2010 that incorporates by reference the terms of an underwriting agreement between the Distributor and the Funds dated April 23, 2007 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.
     Under the Underwriting Agreement the Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class R Shares of each Fund, fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund (twenty-five one-hundredths of one percent (0.25%) for the Mid Value Fund, and the West Virginia Fund), one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.
     Prior to February 1, 2008, PFPC Distributors Inc. served as principal underwriter to the Small Value Fund.
     Prior to April 23, 2007, BB&T Funds Distributor, Inc. served as distributor to each Fund of Sterling Capital Funds.
     For the fiscal years ended September 30, 2010, 2009 and 2008, Sterling Capital Distributors, Inc., the Funds’ underwriter, received the following fees with respect to the Class A, Class B, Class C and Class R Shares from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):
2010

	A CLASS		B CLASS		C CLASS		R CLASS**
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$146,949	$73,474	$39,075	—	$1,050	—	N/A	N/A
Mid Value Fund	39,075	—	39,069	—	3,437	—	—	—

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	A CLASS		B CLASS		C CLASS		R CLASS**
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Mid Cap Growth Fund*	5,250	—	4,514	—	224	—	N/A	N/A
Small Value Fund**	16,762	8,381	6,634	—	237	—	N/A	N/A
Small Cap Fund***	8,173	4,087	3,671	—	52	—	N/A	N/A
International Fund	17,607	8,804	8,577	—	1,516	—	N/A	N/A
Special Opportunities Fund	959,445	479,723	237,107	—	670,734	—	—	—
Equity Income Fund	600,256	300,128	139,137	—	539,211	—	—	—
Short-Term Bond Fund	31,986	15,993	—	—	—	—	N/A	N/A
Intermediate U.S. Government Fund	62,158	31,079	30,338	—	4,405	—	N/A	N/A
Total Return Bond Fund	111,441	55,720	50,092	—	11,133	—	$54	—
Kentucky Intermediate Tax-Free Fund	39,008	19,504	—	—	—	—	N/A	N/A
Maryland Intermediate Tax-Free Fund	49,247	24,623	—	—	—	—	N/A	N/A
North Carolina Intermediate Tax-Free Fund	189,074	94,537	—	—	—	—	N/A	N/A
South Carolina Intermediate Tax-Free Fund	62,043	31,021	—	—	—	—	N/A	N/A
Virginia Intermediate Tax-Free Fund	131,565	65,782	—	—	—	—	N/A	N/A
West Virginia Intermediate Tax-Free Fund	59,053	—	—	—	—	—	N/A	N/A
Prime Money Market Fund	1,023,158	1,023,065	16,378	16,377	7,136	7,135	N/A	N/A
U.S. Treasury Money Market Fund	747,619	747,619	7,811	7,811	805	805	N/A	N/A
National Tax-Free Money Market Fund	413	396	—	—	—	—	N/A	N/A
Strategic Allocation Conservative Fund	33,244	16,622	26,972	—	1,199	—	N/A	N/A
Strategic Allocation Balanced Fund	125,925	62,963	107,903	—	1,205	—	N/A	N/A
Strategic Allocation Growth Fund	85,778	42,889	90,181	—	1,306	—	N/A	N/A
Strategic Allocation Equity Fund	23,904	11,952	39,197	—	120	—	N/A	N/A
2009

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$131,034	$65,517	$49,718	—	$786	—
Mid Value Fund	21,311	—	29,548	—	1,692	—
Mid Cap Growth Fund*	13,597	—	12,847	—	203	—
Small Cap Fund***	23,233	11,617	12,114	—	111	—
International Fund	13,395	6,698	8,835	—	1,350	—
Special Opportunities Fund	619,562	309,781	206,806	—	430,874	—
Equity Income Fund	421,418	210,709	123,809	—	294,993	—
Short-Term Bond Fund	24,728	12,364	—	—	—	—
Intermediate U.S. Government Fund	58,757	29,379	34,883	—	2,788	—
Total Return Bond Fund	52,681	26,341	51,619	—	2,565	—
Kentucky Intermediate Tax-Free Fund	29,089	14,544	—	—	—	—
Maryland Intermediate Tax-Free Fund	27,564	13,782	—	—	—	—
North Carolina Intermediate Tax-Free Fund	117,595	58,798	—	—	—	—
South Carolina Intermediate Tax-Free Fund	42,675	21,337	—	—	—	—
Virginia Intermediate Tax-Free Fund	60,650	30,325	—	—	—	—
West Virginia Intermediate Tax-Free Fund	41,344	—	—	—	—	—
Prime Money Market Fund	2,132,608	318,427	21,153	8,696	9,486	4,170
U.S. Treasury Money Market Fund	1,265,737	1,216,780	10,690	10,595	555	554

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	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
National Tax-Free Money Market Fund	249	125	4	—	4	—
Strategic Allocation Conservative Fund	28,081	14,041	31,791	—	879	—
Strategic Allocation Balanced Fund	108,473	54,236	116,221	—	721	—
Strategic Allocation Growth Fund	71,165	35,583	97,978	—	522	—
Strategic Allocation Equity Fund	20,285	10,142	39,863	—	16	—
2008

	A CLASS		B CLASS		C CLASS
FUND	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$231,130	$115,565	$122,848	—	$2,033	—
Mid Value Fund	82,653	—	49,389	—	7,412	—
Mid Cap Growth Fund*	27,205	—	26,274	—	548	—
Small Cap Fund**	38,172	19,086	26,158	—	171	—
International Fund	24,436	12,218	18,513	—	3,544	—
Special Opportunities Fund	652,908	326,454	297,382	—	532,133	—
Equity Income Fund	503,360	251,680	155,602	—	292,955	—
Short-Term Bond Fund	20,776	10,388	—	—	—	—
Intermediate U.S. Government Fund	47,062	23,531	30,566	—	2,005	—
Total Return Bond Fund	43,581	21,790	51,342	—	1,377	—
Kentucky Intermediate Tax-Free Fund	26,126	13,063	—	—	—	—
Maryland Intermediate Tax-Free Fund	17,815	8,907	—	—	—	—
North Carolina Intermediate Tax-Free Fund	103,192	51,596	—	—	—	—
South Carolina Intermediate Tax-Free Fund	26,544	13,272	—	—	—	—
Virginia Intermediate Tax-Free Fund	46,496	23,248	—	—	—	—
West Virginia Intermediate Tax-Free Fund	40,069	—	—	—	—	—
Prime Money Market Fund	4,137,029	—	17,129	—	3,778	—
U.S. Treasury Money Market Fund	1,571,197	50,386	3,877	228	411	24
National Tax-Free Money Market Fund	2,153	1,076	11	—	11	—
Strategic Allocation Conservative Fund	46,317	23,159	45,618	—	852	—
Strategic Allocation Balanced Fund	167,366	83,683	190,105	—	1,115	—
Strategic Allocation Growth Fund	113,961	56,981	171,488	—	745	—
Strategic Allocation Equity Fund	37,457	18,729	69,674	—	11	—

*	On February 1, 2010, the Mid Cap Growth Fund merged with and into the Mid Value Fund.

**	Class R Shares of the Funds and Class A, B and C Shares of the Small Value Fund commenced operations on February 1, 2010.

***	On February 1, 2010, the Small Cap Fund merged with and into the Small Value Fund.
     The Distribution Plan was initially approved on August 18, 1992 by the Fund’s Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A, Class B, Class C, and Class R Shares of each Fund.
     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C, or Class R Shares of that Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A, Class B, Class C, and Class R Shares. Sterling Capital Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.
     The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund’s Class A, Class B, Class C, and Class R Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries,

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broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A, Class B, Class C, and Class R Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A, Class B, Class C, and Class R Shares.
     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.
     The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.
EXPENSES
     Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C, Class R and Institutional Class of a Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A, Class B, Class C and Class R Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, Class C, and Class R Shares.
SECURITIES LENDING AGENT
     Sterling Capital Funds has retained Mellon Bank, N.A. as its securities lending agent and will compensate that firm based on a percentage of revenues generated by securities lending transactions effected on the behalf of the Funds.
CUSTODIAN
     U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.
TRANSFER AGENT AND FUND ACCOUNTING SERVICES
     BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Funds and BNY Mellon Investment Servicing.
     BNY Mellon Investment Servicing also provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. For its services, BNY Mellon Investment Servicing receives a fee from the Fund at the annual rate of 0.01% of such Fund’s average daily net assets.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm. KPMG’s address is 1601 Market Street Philadelphia, PA 19103.
LEGAL COUNSEL
     Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 are counsel to the Funds.
ADDITIONAL INFORMATION
ORGANIZATION AND DESCRIPTION OF SHARES
     Sterling Capital Funds (previously BB&T Funds) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-three series of Shares offered to the public which represent interests in the Select Equity Fund, Mid Value Fund, International Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Equity Index Fund (currently offered in a separate prospectus and SAI) and Small Value Fund, respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.
     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
     Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.
     As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or such Fund.
SHAREHOLDER AND TRUSTEE LIABILITY
     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.
     The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all

94

persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Trust has adopted its own polices and procedures governing when information regarding portfolio holdings may be made available to third parties. No earlier than ten calendar days after the end of a quarter, the Funds will make public on the Funds’ Web site a complete schedule of each Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Funds’ Web site until updated for the next applicable period. Information concerning each Sterling Capital Money Market Fund’s portfolio holdings, as well as each Sterling Capital Money Market Fund’s dollar-weighted average life to maturity, current as of the last business day of the prior month, will be posted on the Sterling Capital Funds’ Website five business days after the end of each month and remain posted on the Website for not less than six months thereafter.
In addition, portfolio holdings information may be made available to third parties in the following circumstances:
•	After it has been made public on the Funds’ Web site or through a filing with the SEC;

•	In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials are at least fifteen (15) days old; or

•	When (i) the Funds have a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Funds and their shareholders[3]; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Funds’ Chief Executive Officer or Chief Financial Officer and shall be reported to the Boards of Trustees at their next scheduled meeting.
Disclosure to the Funds’ Service Providers
The Funds may provide information to their service providers regarding the Funds’ portfolio holdings that have not been disclosed on the Trust’s Web site or included in a filing with the SEC where relevant to duties to be performed for the Funds. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, independent public accountants and attorneys. The Funds’ service providers are prohibited, by explicit agreement or by virtue of their duties to the Funds, from disclosing to other third parties material non-public information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.
The frequency with which information regarding the Fund’s portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.
Disclosure to Certain Broker-Dealers
Nonpublic information regarding portfolio holdings of the Tax-Free Bond Funds may be provided to certain broker-dealers. Such information (i) must be at least fifteen (15) days old at the time it is disclosed to the broker-dealer; (ii) may only be disclosed to the broker-dealer in connection with the investment activities of the Funds; and (iii) may only be disclosed to the broker-dealer after the Funds’ Chief Executive Officer or Chief Financial Officer has determined that the broker-dealer will not misuse the disclosed information.
Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall portfolio holdings information be disclosed for compensation.

[3]	In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds’ Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, or its principal underwriter, on the other.

95

MISCELLANEOUS
     Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within Sterling Capital Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.
     The organizational expenses of each Fund of Sterling Capital Funds except the Virginia Fund and the Total Return Bond Fund are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, “Reporting on the Costs of Start-Up Activities.” Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Virginia Fund and Total Return Bond Fund were paid during the fiscal year ended September 30, 1999 and the past fiscal year, respectively. In the event any of the initial Shares of Sterling Capital Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of Sterling Capital Funds subsequent to the date of the Prospectus and this SAI bear such expenses only as they are amortized against a Fund’s investment income.
     Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.
     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of January 5, 2011:

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
STRATEGIC ALLOCATION CONSERVATIVE FUND (C SHARES)
PFPC TRUST CO CUST R/O IRA FBO	26.3331%
MENBERU YEMATA 7404 BATH ST SPRINGFIELD VA 22150-3801
DELBERT L LEADMON	19.9445%
225 TANNER LN WALKER WV 26180-5627
PFPC TRUST CO CUST FBO IRA	17.0196%
MARIA CORINA DEVICENTE 7748 KINROSS DR NEW PORT RICHEY FL 34653-1529
RICHARD ALLEN SAFFLE	8.1761%
112 E OLIVE ST BRIDGEPORT WV 26330-1160
PFPC TRUST CO CUST IRA FBO	8.0436%
LARA A REALL 46 SLOPING HILL LN HEDGESVILLE WV 25427-7064
STRATEGIC ALLOCATION CONSERVATIVE FUND (INSTITUTIONAL SHARES)

96

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	79.2679%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
CLEARVIEW IRA R/O	17.5413
HARRY D STEPHENSON 104 PRESTWICK PLACE CARY NC 27511-6555
STRATEGIC ALLOCATION EQUITY FUND (C SHARES)
PFPC TRUST CO CUST ROTH IRA FBO	27.5434%
ANDREA LYNN MUNCHMEYER 119 STERLING ROAD TAVERNIER FL 33070-0000
PFPC TRUST CO CUST FBO	16.1825%
BRADLEY M FRANKS ROTH IRA 304 HOWELL RD GREENVILLE SC 29615-2025
PFPC TRUST CO CUST FBO	10.1372%
COVERDELL ESA ROBERT H NIEHAUS REBECCA LYNN NIEHAUS RESP INDIV 1403 TURNBERRY WAY BEL AIR MD 21015-0000
PFPC TRUST CO CUST FBO	10.1372%
COVERDELL ESA THOMAS J NIEHAUS REBECCA L NIEHAUS RESP INDIV 1403 TURNBERRY WAY BEL AIR MD 21015-5678
JAGADEESAN JANAKIRAMAN	10.1055%
AND GAYATRI JAGADEESAN JTWROS 6138 HANES WAY CLEMMONS NC 27012-9445
PFPC TRUST CO CUST FBO	6.0879%
JAMES BUENING SIMPLE IRA 3010 SPANISH MOSS LN. KISSIMMEE FL 34746-0000
STRATEGIC ALLOCATION EQUITY FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	100%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
STRATEGIC ALLOCATION GROWTH FUND (C SHARES)
PFPC TRUST CO CUST IRA FBO	16.4664%
DANIEL E ROWE 231 MEADOW LN BERKELEY SPRINGS WV 25411-3526

97

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
PFPC TRUST CO CUST ROTH IRA FBO	13.0505%
STANLEY S TAO 302 TURNBERRY PT BARBOURSVILLE WV 25504-1948
PFPC TRUST CO CUST IRA FBO	11.1734%
CATHERINE A MASLOW 101 FOXFIELD LN MATTHEWS NC 28105-6545
STEPHEN E CAMPBELL	9.1163%
MARY W CAMPBELL 112 STARBOARD LN MONETA VA 24121-2318
PFPC TRUST CO FBO	6.1663%
L. LEON OKES ROTH IRA 60 WILLARD RD PARKERSBURG WV 26105-8229
PFPC TRUST CO CUST IRA FBO	5.3831%
MELISSA A MCCUMBEE 103 AMETHYST LN BERKELEY SPRINGS WV 25411-6551
STRATEGIC ALLOCATION GROWTH FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	38.5476%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
NFS LLC FEBO	35.3556%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS 12B1 FEES PO BOX 2887 WILSON NC 27894-2887
FRONTEIR TRUST COMPANY FBO	24.1606%
COVINGTON’S CONVALESCENT CENTER, IN P.O. BOX 10758 FARGO, ND 58106
STRATEGIC ALLOCATION BALANCED FUND(C SHARES)
PFPC TRUST CO CUST SEP IRA FBO	10.1848%
WILLIAM R NEILSON 108 E TERMINAL BLVD ATLANTIC BEACH NC 28512-5404
PATRICIA F CHANDLER	10.0096%
2440 CLOVERDALE RD BREMO BLUFF VA 23022-2304
PFPC TRUST CO CUST FBO IRA	9.6308%
DAKSHINA M DARBHA 8440 STONE MASON DR RALEIGH NC 27613-6920
PFPC TRUST CO CUST IRA FBO	8.0063%
STEPHEN V DOLAK 2601 BARR RD CONCORD NC 28027-7660

98

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
PFPC TRUST CO CUST IRA FBO	6.1433%
ROBERY GARY KEITH 5835 MOUNTAIN POINT LN CHARLOTTE NC 28216-7754
STRATEGIC ALLOCATION BALANCED FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	69.5695%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
NFS LLC FEBO	19.2996%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887
NFS LLC FEBO	5.2910%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
EQUITY INCOME FUND (A SHARES)
CHARLES SCHWAB & CO INC	6.7710%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122
EQUITY INCOME FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	35.4255%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
NFS LLC FEBO	12.7899%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
CHARLES SCHWAB & CO INC	11.5943%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122
UBATCO	5.0628%
ATTN: TRUST OPERATIONS PO BOX 82535 LINCOLN NE 68501-2535
EQUITY INCOME FUND (R SHARES)
BB&T ASSET MANAGEMENT INC	100%
SEED ACCOUNT ATTN PAUL PALERMO 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701

99

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
INTERMEDIATE U.S. GOVERNMENT FUND (A SHARES)
NFS LLC FEBO	16.2741%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
INTERMEDIATE U.S. GOVERNMENT FUND (C SHARES)
PATRICIA RYAN	10.6987%
8600 GRUENEWALD LN CHARLOTTE NC 28210-5862
ADA FAYE YATES TOD	8.1746%
SUBJECT TO STA TOD RULES PO BOX 585 LEWISBURG WV 24901-0585
PFPC TRUST CO CUST IRA FBO	7.9854%
DEBORAH D DRAPER 911 HIGHLAND AVE PRINCETON WV 24740-2905
STANLEY J ATMA	6.9105%
MARGARET S ATMA JTWROS 3708 TABLE ROCK RD CHARLOTTE NC 28226-6644
CRAB ORCHARD MUSEUM	6.1819%
ENDOWMENT ACCOUNT 3663 CRAB ORCHARD RD TAZEWELL VA 24651
CLEARVIEW IRA C/F	6.0092%
JOHN R ROBINSON III 33354 LEE HWY GLADE SPRING VA 24340-4914
AMERITRADE INC FBO	5.3270%
PO BOX 2226 OMAHA NE 68103-2226
INTERMEDIATE U.S. GOVERNMENT FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	59.1215%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
NSF LLC FEBO	21.3783%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
INTERNATIONAL FUND (B SHARES)
PFPC TRUST CO CUST FBO	7.4317%
SHARI LYNN BUENING SIMPLE IRA 3010 SPANISH MOSS LN KISSIMMEE FL 34746-0000

100

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
INTERNATIONAL FUND (C SHARES)
BRITTON A REID REVOCABLE TRUS	27.8343%
BRITTON REID TTEE 1200 GLOUCESTER LANE VIRGINIA BCH VA 23454-2507
JOHN A OLSHEFSKI	15.5983%
7 WADSWORTH DRIVE HUNTSVILLE AL 35808-2714
PFPC TRUST CO CUST FBO	6.0642%
CHARLES GRANT WILLIS III SIMPLE IRA 4612 OUTER BANKS DR NORCROSS GA 30092-1109
THOMAS D COATES INDI-K	5.2657%
FBO THOMAS D COATES JR (TC DESIGN GROUP LLC) THOMAS COATES JR TTEE 3817 BUSH CREEK DRIVE FREDERICK MD 21704
INTERNATIONAL FUND (INSTITUTIONAL SHARES)
NSF LLC FEBO	90.4537%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
KENTUCKY INTERMEDIATE TAX-FREE FUND (A SHARES)
LEONARD HALL AND	11.1376%
BULAVENE C HALL JTWROS PO BOX 219 HAROLD KY 41635-0219
PERSHING LLC	9.9752%
PO BOX 2052 JERSEY CITY NJ 07303-9998
PERSHING LLC	8.3313%
PO BOX 2052 JERSEY CITY NJ 07303-9998
PERSHING LLC	6.5631%
PO BOX 2052 JERSEY CITY NJ 07303-2052
KENTUCKY INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	89.8716%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
MARYLAND INTERMEDIATE TAX-FREE FUND (A SHARES)
FIRST CLEARING, LLC	9.8611%
2801 MARKET STREET SAINT LOUIS, MO 63103
MARYLAND INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

101

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	77.2404%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
PRUDENTIAL INVESTMENT MGTS SERVICE	5.1902%
FBO MUTUAL FUND CLIENTS MAIL STOP NJ 3 GATEWAY CENTER 10TH FL 100 MULBERRY ST NEWARK NJ 07102
MID VALUE FUND (A SHARES)
LANE COUNTY 457 DEFERRED COMP PLAN	6.9924%
LANE COUNTY 457 DEFERRED COMP TRUST C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002
MID VALUE FUND (C SHARES)
JEFFERIES & COMPANY, INC.	18.4450%
HARBORSIDE FINANCIAL CENTER 705 PLAZA 3 JERSEY CITY NJ 07311
JANNEY MONTGOMERY SCOTT LLC	9.3977%
H CAROL MOHR 1801 MARKET STREET PHILADELPHIA PA 19103-1675
NFS LLC FEBO	6.6457%
BERT C PALMER TTEE WOIS 403(B) FBO BERT C PALMER 4539 SHINCKE ROAD NE OLYMPIA WA 98506
DONALDSON LUFKIN JENRETTE	6.1667%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052
THEODORA J KURCABA	6.1225%
66 COUNTRY CLUB ROAD TERRA ALTA WV 26764-0000
PFPC TRUST CO CUST FBO	5.4015%
DEBORAH ANN JOYNER SIMPLE IRA 286 FOX RUN CIR BOWLING GREEN KY 42104-8516
DONALDSON LUFKIN JENRETTE	5.3799%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052
MID VALUE FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	43.0688%
BRANCH BANKING & TRUST ATTN: MINDY KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000

102

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	9.8405%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
VANGUARD FIDUCIARY TRUST CO	6.1309%
400 DEVON PARK DR WAYNE PA 19087-1816
MID VALUE FUND (R SHARES)
BB&T ASSET MANAGEMENT INC	100%
SEED ACCOUNT ATTN PUAL PALERMO 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701
NATIONAL TAX-FREE MONEY MARKET FUND (A SHARES)
CAROL A MCGINLEY TTEE	20.4131%
LIFE INSURANCE TRUST IRREV TRUST 1954 SUNDERLAND DR BETHLEHEM PA 18015-5144
GRETE M HOLLESEN TTEE	20.2813%
HOLLESEN FAMILY TRUST 18 BRENTWOOD AVE EASTON PA 18045-1951
RALPH V SEIFERT AND	14.8534%
BERNICE A SEIFERT JTWROS 915 WEST GLEN EAGLES RD OCALA FL 34472-0000
JOSHUA EDWARD HOLBY	10.0438%
2501 DILWORTH HEIGHTS LN CHARLOTTE NC 28209-1400
REBEKAH PUTERA AND	5.0977%
VICTORIA MARSHALL TTEES EDGAR AND MARY STAUFFER IRREVOC TR 3026 BOWERS MILL RD PENNSBURG PA 18073-1904
NATIONAL TAX-FREE MONEY MARKET FUND (INSTITUTIONAL SHARES)
WILBRANCH & CO	97.8956%
PT NO FEE CASH 223 NASH ST W WILSON NC 27893-3801
NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	83.4637%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
PRIME MONEY MARKET FUND (A SHARES)
CLEARVIEW CORRESPONDENT SVCS LLC	56.6223%
ATTN MONEY MARKET DEPARTMENT 8006 DISCOVERY DRIVE STE 200 RICHMOND VA 23229-8600

103

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
PERSHING	37.2464%
MONEY FUND CUSTOMERS ATTN CASH MGT SERVICES — 9TH FLOOR 1 PERSHING PLAZA JERSEY CITY NJ 07399
PRIME MONEY MARKET FUND (B SHARES)
PFPC TRUST CO CUST FBO IRA	9.2565%
FRANCES M ODROBINA 5004 CEDAR PARK CT MONROE NC 28110-8505
CLEARVIEW IRA C/F	8.7796%
TIMOTHY P O’TOOLE 2540 CELTIC CIRCLE PENSACOLA FL 32503
PFPC TRUST CO CUST FBO IRA	7.7693%
WILLIAM T PEYTON 608 RODNEY BAY XING WAKE FOREST NC 27587-2970
PRIME MONEY MARKET FUND (C SHARES)
CLEARVIEW IRA C/F	54.8518%
N JOSEPH DREPS 3232 PAGE AVENUE #102 VIRGINIA BEACH VA 23451
MICHAEL A WITKO	8.8595%
130 FLOYD FARM CT LORIS SC 29569-8934
CLEARVIEW IRA C/F	6.2473%
WANDA G FORRESTER 302 WOODRUFF PARK LANE SIMPSONVILLE SC 29681
CLEARVIEW SEP IRA C/F	5.7986%
WAYNE K RUTH MOUNTAIN SLEEP AND RESPIRATORY 342 RED FOX CIRCLE ASHEVILLE NC 28803-3383
CLEARVIEW IRA C/F	5.5433%
ROBERT W JUNOD 12081 FOX MILL RUN ASHLAND VA 23005
PRIME MONEY MARKET FUND (INSTITUTIONAL SHARES)
WILBRANCH & CO	66.4576%
CASH ATTN TRUST OPERATIONS PO BOX 2887 WILSON NC 27894-2887
NFS LLC FEBO	18.5410%
BRANCH BANKING & TRUST CO ATTN: MINDY J KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27894-2887

104

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
BRANCH BANKING AND TRUST	9.4974%
FBO BB&T SWEEP CUSTOMERS C/O CITI FUND SERVICES ATTN INSTITUTIONAL SERVICES 3435 STELZER RD COLUMBUS OH 43219-6004
SELECT EQUITY FUND (C SHARES)
LARRY WIDMAN AND	22.0284%
LYNNE WIDMAN JTWROS 221 PEARLCROFT RD CHERRY HILL NJ 08034-3348
PFPC TRUST CO CUST FBO	13.6719%
TAMMY S BRITT SIMPLE IRA 15024 NEW LIGHT RD WAKE FOREST NC 27587-8625
TERESA L LUHN	8.0552%
PO BOX 48525 CUMBERLAND NC 28331-8525
PFPC TRUST CO CUST FBO	7.5775%
DEBORAH ANN JOYNER SIMPLE IRA 286 FOX RUN CIR BOWLING GREEN KY 42104-8516
PFPC TRUST CO CUST FBO	7.0759%
JUDY J MITCHELL SIMPLE IRA 1088 DALTON RD KING NC 27021-9533
RICHARD G BLAKE	6.6503%
3525 LEWIS LOOP SE BOLIVIA NC 28422-7563
SELECT EQUITY FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	89.1237%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
SHORT U.S. GOVERNMENT FUND (A SHARES)
HENRY FIBERS INC	15.3756%
ATTN GEORGE F HENRY JR PRESIDENT PO BOX 1675 GASTONIA NC 28053-1675
JOHN LAWRENCE NELSON	12.2334%
1739 KELLY RD RICHMOND VA 23230-4200
NFS LLC FEBO	7.6748%
BBT CO DBA WILBRANCH & CO FBA NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887

105

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
SHORT U.S. GOVERNMENT FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	75.4475%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
NFS LLC FEBO	14.5849%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS 12B1 FEES PO BOX 2887 WILSON NC 27894-2887
SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (INSTITUATIONAL SHARES)
NFS LLC FEBO	83.2241%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
SPECIAL OPPORTUNITIES EQUITY FUND (A SHARES)
CHARLES SCHWAB & CO INC	18.9395%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122
SPECIAL OPPORTUNITIES FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	55.3560%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
NFS LLC FEBO	18.6300%
BBT CO DBA WILBRANCH & CO FBA NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
CHARLES SCHWAB & CO INC	7.8073%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122
SPECIAL OPPORTUNITIES FUND (R SHARES)
NFS LLC FEBO	34.9024%
MARIE A CLUNAN CUST FIONA ALENE CLUNAN UTMA VA 804 BAY COLONY DR VIRGINIA BCH VA 23451
NFS LLC FEBO	32.4090%
MARIE A CLUNAN CUST CHRISTOPHER JAMES CLUNAN UTMA 804 BAY COLONY DR VIRGINIA BCH VA 23451

106

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	29.9161%
MARIE A CLUNAN CUST ALEXANDER BRENNAN UTMA 804 BAY COLONY DR VIRGINIA BCH VA 23451
SMALL VALUE FUND (C SHARES)
KELLY A RYAN BENE IRA	19.9660%
LOIS M WHEATLEY DECD FCC AS CUSTODIAN 12384 HOWARD LODGE DRIVE SYKESVILLE MD 21784-5405
MACKENZIE L RYAN BENE IRA	19.9660%
LOIS M WHEATLEY DECD FCC AS CUSTODIAN 12384 HOWARD LODGE DRIVE SYKESVILLE ND 21784-5405
PFPC TRUST CO CUST FBO	12.7448%
WESLEY BRYAN 648 ROLLINGWOOD DRIVE STONE MOUNTAIN GA 30087-0000
PFPC TRUST CO CUST ROTH IRA FBO	9.0708%
DENISE M HUTCHINSON 7812 OLD HOLLOW LN ELLICOTT CITY MD 21043-6961
PFPC TRUST CO CUST FBO	5.2429%
JUDY J MITCHELL SIMPLE IRA 1088 W DALTON RD KING NC 27021-9533
SMALL VALUE FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	43.1807%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
WELLS FARGO BANK NA FBO	14.5201%
JAMES RIV CL PO BOX 1533 MINNEAPOLIS MN 55480-1533
CHARLES SCHWAB & CO INC	7.8765%
REINVEST ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
NFS LLC FEBO	6.1814%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON NC 27894-2887
SMALL VALUE FUND (R SHARES)

107

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
BB&T ASSET MANAGEMENT INC	100%
SEED ACCOUNT ATTN PAUL PALERMO 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701
TOTAL RETURN BOND FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	40.8764%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
NFS LLC FEBO	38.1195%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
TOTAL RETURN BOND FUND (R SHARES)
BB&T ASSET MANAGEMENT INC	100%
SEED ACCOUNT ATTN PAUL PALERMO 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701
U.S. TREASURY MONEY MARKET FUND (A SHARES)
PERSHING	70.8183%
MONEY FUND CUSTOMER ACCOUNTS ATTN CASH MGT SERVICES — 9TH FLOOR 1 PERSHING PLAZA JERSEY CITY NJ 07399
CLEARVIEW CORRESPONDENT SVCS LLC	25.8606%
ATTN MONEY MARKET DEPARTMENT 8006 DISCOVERY DRIVE STE 200 RICHMOND VA 23229-8600
U.S. TREASURY MONEY MARKET FUND (B SHARES)
PERSHING LLC	8.1420%
PO BOX 2052 JERSEY CITY NJ 07303-2052
PFPC TRUST CO CUST FBO	8.1212%
MARGUERITE DUFFY SIMPLE IRA 7413 VALLEY RUN DR RALEIGH NC 27615-5819
PFPC TRUST CO CUST FBO IRA	5.9592%
MICHAEL A EDWARDS 270 HICKORY NUT RD INMAN SC 29349-9238
PERSHING LLC	5.9395%
PO BOX 2025 JERSEY CITY NJ 07303-2025
PFPC TRUST CO CUST FBO IRA	5.4570%
DAVID C ROOPE 1119 HUMMINGBIRD LN SPOUT SPRING VA 24593-2861

108

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
U.S. TREASURY MONEY MARKET FUND (C SHARES)
CLEARVIEW SAR SEP	54.7414%
MICHAEL C KELEHER 42 WEST ROAD LEICESTER NC 28748
PFPC TRUST CO CUST ROTH IRA FBO	18.6298%
PEGGY A KELLEY 6902 BLUE HOLLY CT DISTRICT HEIGHTS MD 20747-3254
MORGAN KEEGAN & CO. FBO	10.3272%
LYNNE RANEW — IRA 1801 DAWSON ROAD ALBANY GA 31707
MORGAN KEEGAN & CO. FBO	8.5948%
JEFFREY CRAIG TUCKER — ROLLOVER IRA 160 WINNSTEAD DR. LEESBURG GA 31763-5368
U.S. TREASURY MONEY MARKET FUND (INSTITUTIONAL SHARES)
WILBRANCH	50.7101%
CASH ATTN TRUST OPERATIONS PO BOX 2887 WILSON NC 27894-2887
BRANCH BANKING & TRUST CO	31.9649%
FBO BB&T SWEEP CUSTOMERS C/O CITI FUND SERVICES ATTN INSTITUTIONAL SERVICES 3435 STELZER RD COLUMBUS OH 43219-6004
NFS LLC FEBO	15.0858%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-0000
VIRGINIA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)
NFS LLC FEBO	83.8691%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
WEST VIRGINIA INTERMEDIATE TAX-FREE FUND (A SHARES)
DONALDSON LUFKIN JENRETTE	6.5801%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052
DONALDSON LUFKIN JENRETTE	5.4947%
SECURITIES CORPORATION INC PO BOX 2052 JERSEY CITY NJ 07303-2052
WEST VIRGINIA INTERMEDIATE TAX-FREE FUND (INSTITUTIONAL SHARES)

109

PERCENT OF THE
CLASS TOTAL ASSETS
HELD BY THE
FUND/CLASS	SHAREHOLDER
NFS LLC FEBO	68.4003%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON NC 27894-2887
NFS LLC FEBO	19.4765%
SECURITY NATIONAL TRUST CO 1300 CHAPLINE ST WHEELING WV 26003-3348
As of January 24, 2011, Branch Banking & Trust Company and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 57.23% of the U.S. Treasury Money Market Fund, 67.24% of the Prime Money Market Fund, 98.24% of the National Tax-Free Money Market Fund, 89.93% of the Intermediate U.S. Government Fund, 69.05% of the North Carolina Intermediate Tax-Free Fund, 61.91% of the Virginia Intermediate Tax-Free Fund, 59.40% of the South Carolina Intermediate Tax-Free Fund, 89.03% of the Total Return Bond Fund, 54.34% of the West Virginia Intermediate Tax-Free Bond Fund, 62.00% of the Kentucky Intermediate Tax-Free Bond Fund, 59.37% of the Maryland Intermediate Tax-Free Fund, 84.45% of the Select Equity Fund, 93.53% of the International Fund, 25.30% of the Strategic Allocation Conservative Fund, 64.00% of the Mid Value Fund, 37.85% of the Special Opportunities Fund, 86.74% of the Short-Term Bond Fund, 30.37% of the Equity Income Fund, and 49.50% of the Small Value Fund. As a result, BB&T may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.
The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.
FINANCIAL STATEMENTS
Audited Financial Statements as of September 30, 2010 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2010, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Funds’ latest Semi-Annual Report may be obtained without charge by contacting Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

110

APPENDIX A
The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.
LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
Description of the six highest long-term obligation ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.
Description of the six highest long-term issue credit ratings by S&P (S&P may apply a plus (+) or minus (-) sign to a particular rating classification to show relative standing within that classification.):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
Description of the six highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

111

AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
Description of the six highest long-term debt rating categories by DBRS (“High” and “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. “High” and “low” grades are not used for the AAA category.):

AAA	Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standards that DBRS has set for this category, few entities are able to achieve an “AAA” rating.

AA	Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definitions which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A	Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies.

BBB	Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB	Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B	Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

112

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be added to certain rating symbols (including “AA” and “A”) to indicate relative standing within each of those rating categories.):

AAA	The highest level of capacity of the obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligation.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial commitment on the obligation is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.
Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best’s interactive rating process):

aaa	Exceptional. Assigned to issues, where the issuer has, in Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa	Very Strong. Assigned to issues, where the issuer has, in Best’s opinion, a very strong ability to meet the terms of obligation.

a	Strong. Assigned to issues, where the issuer has, in Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

bb	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b	Very speculative. Assigned to issues, where the issuer has, in Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.
Description of the six highest long-term debt ratings by R&I (Plus (+) and minus (-) signs may be added to ratings symbols within a range from AA to CCC (which is not shown below) to indicate their relative standing within each category):

AAA	The highest credit quality. It is also accompanied by many other excellent factors.

AA	The credit quality is very high. It is also accompanied by excellent factors.

A	The credit quality is high. It is also accompanied by some excellent factors.

BBB	The credit quality is satisfactory, but there are factors that may be vulnerable to environmental changes.

BB	No urgent problem in the credit quality, but there are factors that are vulnerable to environmental changes and require full attention.

B	The credit quality has some problems, and there are factors that require a constant attention.
SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

113

Moody’s description of its short-term debt ratings:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.
NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P’s description of its six highest short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “’B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
Description of the six highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.
DBRS’ description of its six highest short-term debt ratings:

114

R-1	(high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1	(middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1	(low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2	(high) Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2	(middle) Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2	(low) Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.
JCR’s description of its short-term debt ratings:

J-1	The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than for category “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.
Best’s description of its six highest short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and Best’s Rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):
AMB-1+	Strongest. Assigned to issuers, where the issuer has, in Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Outstanding. Assigned to issuers, where the issuer has, in Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Satisfactory. Assigned to issuers, where the issuer has, in Best’s opinion, a satisfactory ability to repay short-term debt obligations.

115

AMB-3	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In Default. In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.
R&I’s description of its short-term debt ratings (The plus sign (+) may be added to ratings in the “a-1” rating to indicate an especially high degree of certainty regarding the repayment of short-term financial obligations):

a-1	A superior degree of certainty regarding the repayment of short-term financial obligation.

a-2	A strong degree of certainty regarding the repayment of short-term financial obligation, but there are some vulnerable factors compared to the rating of the upper grade.

a-3	An adequate degree of certainty regarding the repayment of short-term financial obligation, but there are factors that are vulnerable to environmental changes.

b	The degree of certainty regarding the repayment of short-term financial obligation is not equal to “a-rated” obligations, and there are concerning factors over the repayment.

c	The lowest rating. The repayment of short-term financial obligation is in default, or the possibility of default is extremely high.
SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES
The following proxy voting policies and procedures are applicable to each Fund except the Prime Money Market Fund, the National Tax-Free Money Market Fund, the International Fund, the Small Value Fund, the Mid Value Fund and the Total Return Bond Fund:
Authorization to Vote Proxies
Each client may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she instead authorizes Sterling Capital Management LLC-Raleigh (“SCMR”) to vote proxies on behalf of the client. SCMR shall not cause to be voted the proxies of any client who indicates that he or she wishes to be responsible for voting his or her proxies. With respect to any SCMR client who has not executed an Advisory Contract with SCMR that includes a proxy voting selection provision, SCMR will cause the proxies of such client to be voted, until such time as the client instructs SCMR to the contrary or unless the client has otherwise arranged for their proxies to be delivered to them for voting.

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SCMR may also cause to be voted the proxies for securities held by any Sterling Capital Fund whose board of trustees has authorized SCMR to do so.
Proxies Will Be Voted in Accordance with the Clients’ Best Interests
It is SCMR’s policy that all proxies for clients’ securities be voted strictly in accordance with the best interests of the clients’ accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.
In addition, whenever a Sterling Capital Fund that is a feeder fund in a master-feeder arrangement (e.g., Sterling Capital Equity Index Fund) is requested to vote on a matter with respect to the master fund, such feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as votes the master fund receives from other feeder funds.
Proxy Committee
With respect to clients’ securities (including Sterling Capital Funds’ securities) for which SCMR has responsibility for voting proxies, the Proxy Committee of SCMR will monitor voting decisions, ensure proxies are submitted timely, and, as described below, make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. SCMR has engaged RiskMetrics Group (“RMG”), formally Institutional Shareholder Services, to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records as required.
To the extent that any investment officer (or other employee of SCMR) reviews a given RMG recommendation and determines that the best interests of the SCMR clients who hold the security would likely be better served by rejecting the RMG recommendation, then they shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth below, whether to accept or reject the RMG recommendation. If the Proxy Committee chooses to reject the RMG recommendation, it shall instruct RMG to vote the proxies accordingly and shall forward to the Chief Compliance Officer originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of SCMR that were material to making the decision.
Proxy Voting Determination Guidelines
As discussed above, SCMR has engaged RMG to make voting recommendations with respect to proxies for clients’ securities. SCMR accordingly relies on RMG’s voting policies and judgments, which SCMR has found to be sound and well regarded. Nevertheless, as also discussed above, SCMR reserves the right to reject any given RMG recommendation. In determining whether to reject an RMG recommendation, SCMR will be guided by the policy expressed above, and the following guidelines.
Generally, SCMR will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition. Likewise, compensation plans that appear excessive relative to comparable companies’ compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.
Conflicts of Interests
In some circumstances, an issuer’s proxies may present an actual or potential conflict of interests between SCMR and a client account holding securities of the issuer. As explained above, it is SCMR’s policy that all proxies for a client’s securities be voted strictly in accordance with the best interests of the client’s account. Nevertheless, SCMR also employs additional safeguards in situations potentially involving a material conflict of interests.
At least annually, the Proxy Committee will compile, maintain, and update a list of issuers with which SCMR or its affiliates has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of

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interests. Examples may include issuers for which SCMR manages a pension or employee benefits plan, issuers for which SCMR manages an account for a senior officer or director, BB&T Corporation, or the Sterling Capital Funds. To the extent that SCMR receives proxies from such issuers for clients who have authorized SCMR to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material conflict of interests, such as where SCMR or one or more of its senior managers or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship.
Depending on the circumstances, the Proxy Committee may:
(a) Determine that the RMG recommendation is in the best interest of the client and cause the proxies to be voted according to the ordinary guidelines and procedures provided by RMG; or
(b) Determine that the RMG recommendation is not in the best interest of the client and override the recommendation and vote the proxies accordingly; or
(c) Refer voting authority back to the client to vote the proxies.
Providing Information Regarding Proxy Voting Policies and Procedures
Upon opening any new client account, the client will be provided with a Description of SCMR’s Proxy Voting Policies and Procedures (“Description”), which shall be a concise summary of the policies and procedures, shall indicate that a copy of the full policies and procedures is available upon request, and shall include instructions for obtaining information regarding how a client’s proxies were voted. The Proxy Committee or its delegate shall be responsible for providing a copy of the full policies and procedures and of information regarding how a client’s proxies were voted to any client who so requests. The Proxy Committee or its delegate shall also forward to the Chief Compliance Officer the client’s written request for information regarding how the client’s proxies were voted and a copy of SCMR’s written response to any such written or oral request.
Record-Keeping
The Chief Compliance Officer shall maintain the following materials for five years in an easily accessible place (the first two years in SCMR’s home office):
(a) SCMR’s proxy voting policies and procedures;
(b) List of issuers that represent a potential or actual conflict of interest
(c) Proxy statements received regarding client securities
(d) Records of votes cast by SCMR (including by any third party provider, such as RMG, that SCMR has engaged to cast votes) on behalf of any client;
(e) Copies of all documents created by SCMR that were material to making a decision as to how to vote proxies on behalf of a client or that memorialize the basis for such a decision;
(f) Copies of all written client requests for information on how SCMR voted proxies on behalf of the client, and copies of all written responses by SCMR to any written or oral client request for information on how SCMR voted proxies on behalf of the client;
(g) All other documents received from the Proxy Committee in fulfilling their responsibilities.
SCMR may satisfy requirements (b) and (c), above, by relying on a third party, such as RMG, to make and retain the relevant documents on SCMR’s behalf if SCMR first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. SCMR also may satisfy the requirements of (b), above, by relying on obtaining a copy of a proxy statement from the SEC’s EDGAR system.
The Funds that are sub-advised by the Federated Investment Management Company (the Prime Money Market Fund and the National Tax-Free Money Market Fund) utilize the following proxy voting policies and procedures:

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Proxy Voting Policies
Federated Investment Management Company’s (“Federated”) general policy is to cast proxy votes in favor of proposals that Federated anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that Federated believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether Federated supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally Federated will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). Federated will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally Federated will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. Federated will generally vote against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally Federated will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, Federated will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. Federated will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. Federated will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, Federated may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if Federated decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though Federated typically votes against such measures in other contexts.
Federated generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. Federated believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, Federated will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), Federated will not vote proxies for such shares.
Proxy Voting Procedures
Federated has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to Federated by the Board in accordance with the proxy voting policies. Federated has hired Glass Lewis & Co. (GL) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee has supplied GL with general voting instructions that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these voting instructions at any time or to vote contrary to the voting instructions at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with Federated’s general policy. GL may vote any proxy as directed in the voting instructions without further direction from the Proxy Committee and may make any determinations required to implement the voting instructions. However, if the voting instructions require case-by-case direction for a proposal, GL shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to GL.
Conflicts of Interest
Federated has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of Federated or Distributor. This may occur where a significant business relationship exists between Federated (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

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Federated has implemented the following procedures in order to avoid concerns that the conflicting interests of Federated have influenced proxy votes. Any employee of Federated who is contacted by an Interested Company regarding proxies to be voted by Federated must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how Federated will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the voting instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the voting instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of Federated with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, Federated voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund’s Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
If the Fund holds shares of another investment company for which Federated (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of Federated at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com; select “Products;” select the Fund; then use the link to “Prospectuses and Regulatory Reports” to access the link to Form N-PX. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

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The Fund that is sub-advised by Artio Global Management LLC (the International Fund) utilizes the following proxy voting policies and procedures:
     A. General
It is the policy of Artio to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for whom Artio Global provides discretionary investment management services and has authority to vote their proxies.
Artio may vote proxies as part of its authority to manage, acquire and dispose of account assets. Artio will not vote proxies if the advisory agreement does not provide for Artio to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.
When voting proxies for client accounts, Artio’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, Artio will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.
     B. Proxy Oversight Committee
In order to properly monitor the proxy voting process, a Proxy Oversight Committee (“Committee”) shall meet periodically to evaluate the effectiveness of Artio’s proxy voting process, and to address potential conflicts of interest as they arise. The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of Artio consisting of executive, compliance, legal, and operations.
The Proxy Oversight Committee is responsible for:
1.	Approving any changes to the Policy.

2.	Monitoring to ensure that proxies are voted.

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3.	Reviewing votes cast to ensure that they are in accord with the Proxy Voting Policy. In furtherance of this responsibility, the Committee shall specifically review instances where a vote was contrary to a position taken in the Policy.
     C. Procedures
Artio Operations Department (“OPS”) is responsible for establishing all new accounts on the Charles River System. A New Account Checklist which is signed and approved by all key departments of Artio is circulated along with the agreed upon Investment Guidelines for that client. OPS will code the applicable client account as “proxy voting” by including it in the proxy voting group on Charles River.
To assist Artio in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, Artio has retained the proxy voting and recording services of RiskMetrics Group (“RMG”). RMG is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. Artio intends to vote in accordance with RMG’s recommendations to address, among other things, any material conflicts of interests between clients and the interests of Artio or its affiliates. Artio has instructed RMG not to vote proxies when liquidity of client accounts could be adversely affected. The RMG predetermined guidelines are listed as Appendix B.
In order to ensure that RMG performs its delegated duties, OPS will provide the client’s custodian a letter authorizing the custodian to forward proxy ballots to RMG. In addition, RMG is sent a copy of this letter so that it may initiate a relationship with the custodian. RMG will provide an exception list of those accounts for which ballots are not yet being received. OPS will follow up with the relevant custodian to resolve outstanding matters. Northern Trust will also supply at least on a monthly basis a full listing of positions so that RMG may ensure that they are completely voting all ballots.
     D. Conflicts of Interest
Artio is sensitive of conflicts of interest that may arise in the proxy decision-making process from a policy standpoint, and seeks to avoid any undue or inappropriate influence in the proxy voting process. The objective is to ensure that Portfolio Management exercise overrides of RMG votes only in the Clients’ best interests. The Proxy Oversight Committee exists to provide an additional level of independence to ensure overrides are properly exercised.
     Artio has identified the following potential conflicts of interest:
(i)	A principal of Artio or any person involved in the proxy decision- making process currently serves on the company’s Board or is an executive officer of the company.

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(ii)	An immediate family member of a principal of Artio or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

(iii)	The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.
This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO of Artio.
Under such circumstances, Artio will vote in accordance with RMG’s predetermined guidelines, except as described below in section E.
In furtherance of Artio Global’s goal to vote proxies in the best interests of clients, Artio Global follows procedures designed to identify and address material conflicts that may arise between Artio Global’s interests and those of its clients before voting proxies on behalf of such clients.
The policy memorandum attached hereto as Appendix A will be distributed periodically to Artio Global employees. The policy memorandum alerts Artio Global employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of Artio Global with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of Artio Global’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of Artio Global Compliance.
Artio Global shall maintain a Proxy Oversight Committee to review and address conflicts of interest brought to its attention. The Proxy Oversight Committee shall be comprised of such Artio Global personnel as are designated from time to time.
The Proxy Oversight Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Artio Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. Artio Global Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.
If it is determined by the Proxy Oversight Committee that a conflict of interest is not material, Artio Global may vote proxies notwithstanding the existence of the conflict.
If it is determined by the Proxy Oversight Committee that a conflict of interest is material, the Proxy Oversight Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include: (i) disclosing the conflict to clients and obtaining their consent before voting; (ii) suggesting to clients that they engage another party to vote the proxy on their behalf; (iii) in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or (iv) such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.4
E. Overrides of ISS
          Artio has provided implied consent to RMG to vote in accord with their recommendation and will generally do so. Artio Portfolio Management also retains the ability to override RMG votes where the Manager believes the override is in the Client’s best interests.

[4]	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Oversight Committee may resolve such conflict of interest by satisfying itself that Artio Global’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

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          In cases where an override is requested, the Portfolio Manager must complete the Artio Proxy Override Request Form (attached as Appendix C) explaining the rationale for deviating from the RMG vote and why the client’s interests are better served by deviating from the RMG recommendation. The completed Artio Proxy Override Request Form is then submitted to the Chief Investment Officer (or Deputy Chief Investment Officer) for approval.
          Criteria to be considered by the CIO in granting or denying a request to override include:
          a) any actual or perceived conflicts of interest;
          b) the size of the investment in dollars;
          c) the size of the investment relative to the applicable Fund (in basis points);
          d) the percent of ownership Artio Global controls in the subject company;
          e) the significance of the issue considered in the proxy;
          f) the rationale for the need for an override as detailed in the memorandum from Portfolio Management;
          g) any other additional information that supports the override provided by the requesting Portfolio Manager.
          Upon CIO approval, the completed Proxy Override Request Form and additional information is then submitted to the Proxy Oversight Committee to perform a reasonable assessment of compliance with these procedures concerning potential conflicts of interest. If the Proxy Oversight Committee is not satisfied that sufficient grounds are met to grant an override, the override request may be rejected.
          Upon approval by the Proxy Oversight Committee, Client Support will initiate the submission of voting instructions through RMG. Committee minutes and all such documentation shall be maintained as part of the firm’s records.
     F. Monitoring
          RMG will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein Artio has deviated from its normal policy. If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer (“CCO”). Artio Portfolio Management will provide the Artio CCO with a written explanation of the reason for the exception. All such records shall be maintained as part of the firm’s books and records.
     G. Reporting and Disclosure for Artio
          Once each year, Artio shall provide the entire voting record electronically in accordance with the posting of such proxy voting records to the Artio Funds website (N-PX filing). With respect to those proxies that the Proxy Oversight Committee has identified as involving a conflict of interest, the Proxy Oversight Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
          Artio shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. Artio shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request. A description of the proxy voting policy and procedures is also available upon request on the Artio Funds and SEC websites. Information regarding how the Artio Funds voted proxies relating to portfolio securities during the most recent fiscal year ended June 30 is available on the Artio Funds and SEC website as well.
               a. Recordkeeping
Artio shall retain records relating to the voting of proxies, including:
1.	A copy of this proxy voting policy and procedures and RMG Proxy Voting Guidelines relating to the voting of proxies.

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2.	A copy of each proxy statement received by Artio regarding portfolio securities in Artio client accounts.

3.	A record of each vote cast by Artio on behalf of a client.

4.	A copy of each written client request for information on how Artio voted proxies on behalf of the client account, and a copy of any written response by Artio to the client account.

5.	A copy of any document prepared by Artio that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

6.	A copy of all submitted Proxy Override Requests.
          Artio shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies and on proxy statements and records of proxy votes cast by Artio maintained at RMG. Artio shall obtain an undertaking from RMG to provide a copy of the documents promptly upon request.
          These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of Artio.

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APPENDIX A
List of Members of Proxy Oversight Committee
Head of Legal & Compliance
Artio Operations
CCO of Artio Funds
CCO of Artio Global Management LLC
Deputy CCO of Artio Global Management LLC

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APPENDIX B
2010 International Proxy Voting Guidelines Summary
December 31, 2009
Copyright © 2009 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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RiskMetrics
2010 International Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2010
Updated Dec. 31, 2009
The following is a condensed version of the general international policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. Please note that these guidelines exclude the US, Canadian, and European markets, which are presented separately. In addition, RMG has country- and market-specific policies, which are not captured below.

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Related-Party Transactions	139
Compensation Plans	139
Antitakeover Mechanisms	139
Shareholder Proposals	139

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1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

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Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)” service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the International Classification of Directors on the following page.]

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RMG Classification of Directors — International Policy 2010
Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.

Independent NED

•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction). For Central and Eastern European countries: A business relationship may be material if the transaction value (of all outstanding transactions)

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entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

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Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock

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Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

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•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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4. Other Items
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

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Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:-

•	the parties on either side of the transaction;

•	the nature of the asset to be transferred/service to be provided;

•	the pricing of the transaction (and any associated professional valuation);

•	the views of independent directors (where provided);

•	the views of an independent financial adviser (where appointed);

•	whether any entities party to the transaction (including advisers) is conflicted; and

•	the stated rationale for the transaction, including discussions of timing.

If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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International Corporate Governance Policy
2011 Updates
November 19, 2010
Institutional Shareholder Services Inc.
Copyright (c) by ISS
www.issgovernance.com

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ISS’ International Corporate Governance Policy
2011 Updates
Effective for Meetings on or after Feb. 1, 2011 Updated
Nov. 19, 2010
These policy updates present changes and clarifications to ISS’ International benchmark guidelines for 2011. If new issues arise, such as shareholder proposals or regulatory developments, prior to the next formal update, ISS will adopt policies to cover such issues on an as-needed basis. Note that markets covered in this update document exclude the United States, Canada, and Europe. Further note that new policies applicable to Australia and South Africa are effective immediately, as peak proxy season in those markets takes place during the Fall season in the Northern Hemisphere.

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DISCLOSURE/DISCLAIMER
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.
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RESEARCH COVERAGE
Corporate Governance Issue:
Country of Incorporation vs. Country of Listing—Application of Policy
Current Policy Application: ISS currently applies its benchmark policy based on an issuer’s country of incorporation, as generally this approach has been compatible with the appropriate regulatory and operating environment.
Key Change: Apply U.S. policy to issuers that are incorporated outside the United States but file DEF 14As, 10-K annual reports, and 10-Q quarterly reports, and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).
New Policy Application: In general, country of incorporation will still be the basis for policy application. However, ISS will generally apply its U.S. policies to the extent possible with respect to issuers that file DEF 14As, 10-K annual reports, and 10-Q quarterly reports, and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).
Rationale for Update: In recent years, certain companies that are listed on a U.S. exchange have “redomesticated,” i.e., re-incorporated outside the United States. As a result, many of these issuers have found themselves subject to a combination of governance regulations and best practice standards that may not be entirely compatible with ISS’ policy approach based exclusively on country of incorporation. The intent of this policy change is to apply policies that are more compatible with standards applicable in an issuer’s market of operation. While incorporated outside the United States, issuers that are listed on a U.S. exchange are considered U.S. domestic issuers by the SEC. In our 2010-2011 Policy Survey, 85 percent of institutional investors surveyed were in favor of this change. The adoption of this policy will result in the transfer of approximately 74 companies to be evaluated generally under ISS’ U.S. policies. In the future, we will continue to look at potential transfers of companies that are incorporated in one jurisdiction but listed elsewhere.
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BOARD
Corporate Governance Issue:
Election of Directors/Board Independence (South Africa)
Current Recommendation:
Vote FOR the reelection of directors unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum governance standards;

•	There are specific concerns about the individual nominee, such as criminal wrongdoing or breach of fiduciary responsibilities;

•	Repeated absences (less than 75 percent attendance) at board meetings have not been explained;

•	Elections are bundled;

•	The director is an executive who serves on one of the key board committees (audit, compensation, nominations).

Key Changes: Include other governance issues such as combined chair/CEO roles without adequate explanation, the appointment of the former CEO as chair, and poor independence levels on boards or committees.
New Recommendation:
Vote FOR the reelection of directors unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum governance standards;

•	There are specific concerns about the individual nominee, such as criminal wrongdoing or breach of fiduciary responsibilities;

•	Repeated absences (less than 75 percent attendance) at board meetings have not been explained;

•	Elections are bundled;

•	The director is an executive who serves on one of the key board committees (audit, compensation, nominations);

•	The director combines the roles of chair and CEO and the company has not provided an adequate explanation;

•	The director is the former CEO who has been appointed as chair;

•	The director is a non-independent NED who serves on the audit committee;

•	The director is a non-independent NED who serves on the compensation or nomination committee and there is not a majority of independent NEDs on the committee. However, such a consideration should take into account the potential implications for the board’s black economic empowerment (BEE) credentials;

•	The director is a non-independent NED and the majority of NEDs on the board are not independent. However, such a consideration should take into account the potential implications for the board’s black economic empowerment (BEE) credentials;

•	Under extraordinary circumstances, there is evidence of egregious actions related to the director’s service on other boards that raise substantial doubts about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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Notes:

•	The definition of NED independence as proposed in the King III report should be used in those areas where it is stricter than ISS’ international director classification criteria. For example, the shareholding level which compromises independence is set at 5 percent in King III, compared to 10 percent in ISS’ policy. In addition, under King III, the receipt of any performance-related compensation compromises NED independence.

•	ISS has a preference for a compensation committee to be wholly independent. However, to be consistent with King III, we accept a majority of independent NEDs on this committee.

Rationale for Update: The King III report, the latest version of South Africa’s best practice code, was published in September 2009 and was effective for financial years beginning March 2010. King III has strengthened some of the recommendations of its predecessor (King II).
The proposed changes bring the international policy as applied to South Africa into line with key King III recommendations and other updates to ISS’ policy. Similar features are also highlighted in the governance policies of South African institutional investors. In light of this, it is an appropriate time to take into account issues such as NED independence for the purpose of ISS’ vote recommendations. It is also appropriate to update the South Africa policy to include the option of voting against directors due to serious problems at other companies, as per ISS’ policy in other markets.
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Corporate Governance Issue:
Election of Directors/Director Independence (Japan)
Current Recommendation:
Vote AGAINST the top executive at listed subsidiary companies that have publicly traded parent companies, where the board after the shareholder meeting does not include at least two independent directors based on ISS’ independence criteria for Japan.
For companies with a three committee structure, vote AGAINST outside director nominees who are regarded as non-independent.
ISS does not have a specific policy for director nominees appointed as “independent outsiders” because of problems associated with obtaining independence designation information.
Key Changes: Apply a majority independent board standard at companies with a three-committee structure when determining whether to recommend against affiliated directors; modify the definition of listed subsidiaries by replacing “publicly traded companies” with “controlling shareholders” when determining whether to recommend against the top executive.

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New Recommendation:
Vote AGAINST the top executive at listed companies that have controlling shareholders, where the board after the shareholder meeting does not include at least two independent directors based on ISS’ independence criteria for Japan.
For companies with a three-committee structure, vote AGAINST outside director nominees who are regarded as non-independent. However, if a majority of the directors on the board after the shareholder meeting are independent outsiders, vote FOR the appointment of affiliated outsiders.
Rationale for Update: By taking a holistic approach, the updated policy is expected to encourage companies to build a better board with participation from outsiders who have knowledge of the company through business relationships, while the policy requires an overall board independence level to ensure the interests of independent shareholders are protected. With respect to the change in definition of listed subsidiaries, the current policy is only applicable to listed subsidiaries which have publicly traded parents. However, regardless of whether or not controlling shareholders are publicly traded companies, the protection of minority shareholders of controlled companies is critically important. The policy update is intended to better reflect this concept. On balance, these policy updates are generally in line with feedback received from investors.
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Corporate Governance Issue:
Election of Audit Committee Members (South Africa)
Current Recommendation: ISS does not currently have a policy regarding the election of audit committee members in the South African market.
Key Change: Address a new feature of South African annual general meetings (“AGMs”) following recent legal changes. In line with the Companies Act 2008, consider the election of audit committees (or, where appropriate, individual audit committee members) primarily in the context of the independence of the committee.
New Recommendation:
Vote FOR the reelection of the audit committee and/or audit committee members unless:

•	The committee includes one or more non-independent NEDs;

•	The audit committee member is a non-independent NED;

•	Members of the committee do not meet the further minimum requirements for audit committee membership to be outlined by the South African government;

•	There are serious concerns about the accounts presented, the audit procedures used, or some other feature for which the audit committee has responsibility.

Rationale for Update:

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The Companies Act 2008 includes a requirement that audit committees be elected by shareholders at each AGM, and that such committees include independent NEDs only. Although the Act has yet to be formally implemented, some companies are already proposing AGM resolutions to satisfy the new requirement.
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COMPENSATION
Corporate Governance Issue:
Termination Benefits (Australia)
Current Recommendation: The current policy is that resolutions asking shareholders to approve “termination payments” in excess of the statutory maximum will not generally be supported by ISS unless there is clear evidence that such a payment would benefit shareholders. This policy has not been included in the written policy document, given such resolutions have been historically extremely rare.
Key Change: Codify existing practice on such resolutions into a formal ISS policy, given the expectation of more resolutions seeking prior approval of termination payments.
New Recommendation: Vote AGAINST resolutions seeking approval of termination payments for executives in excess of the statutory maximum (i.e., 12 months’ base pay), except where there is clear evidence that the termination payment would provide a benefit to shareholders.
In cases where approval is sought for termination benefits under any equity plan, vote FOR the provision of termination benefits under the plan in excess of 12 months’ base salary, if the approval is for three years or less and no vesting is permitted without satisfaction of sufficiently demanding performance hurdles.
Rationale for Update: The policy update incorporates the current application of the policy regarding resolutions seeking approval of termination benefits. Legislative changes to the maximum amount payable for a “termination payment” mean resolutions seeking to approve termination benefits will become more common. Amendments to the Australian Corporations Act in November 2009 capped allowable (i.e., without shareholder approval) “termination benefits” at 12 months’ base pay. Formerly the Corporations Act only required shareholder approval where the termination payment was in excess of seven times total compensation (what constituted compensation was not defined under the former law). Companies are able to seek approval of such payments in advance.
Equity plans: The policy supports allowing termination benefits to be delivered under equity plans if the approval of the provision of benefits under the plan is for three years or less and allows vesting only if sufficiently demanding performance hurdles are met. Under the legislation it is not clear if allowing executives to retain previously granted equity incentives that vest post-cessation subject to the original performance hurdles is permitted. The policy approach is designed to ensure that unvested equity incentives may be retained post-cessation, such that boards can allow “good leavers” (those retiring or departing due to restructuring whose performance has been reasonable) to retain equity grants subject to performance hurdles.
Even in this case, no vesting would occur unless a suitably demanding performance hurdle (i.e., one that complies with ISS’ policy) is met. It is consistent with client opposition to windfall gains for executives on termination regardless of performance, but supportive of allowing executives to retain incentives subject to performance hurdles on cessation, to encourage management to focus on long-term company performance. It also follows extensive discussions with directors who consider allowing boards to permit retention of unvested equity incentives (subject always to performance) as making discussions over executive succession easier.
Restricting any approval to allow termination benefits under an equity plan to three years allows shareholders to continually review the board’s treatment of executive departures and revise voting decisions when companies seek to refresh termination benefit approvals.

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Corporate Governance Issue:
Retirement Bonuses for Directors and Statutory Auditors, and Deep Discount Stock Option (Japan)
Current Recommendation:
Vote AGAINST retirement bonuses if recipients include outsiders, or recipients include those who can be held responsible for a corporate scandal or poor financial performance that has led to shareholder value destruction.
For special payments in connection with the abolition of retirement bonus system, ISS applies the same policy as for retirement bonus payments.
As one of the conditions for support of deep discount options, ISS evaluates the vesting period. Vote AGAINST deep discount options if the exercise period starts before retirement. (However, if specific performance hurdles are clearly specified, this policy may not apply.)
Key Changes: Add bonus amount disclosure as a condition for support and remove the requirement that recipients of deep-discount options be able to exercise options only after retirement. With respect to the latter, the new policy will emphasize that ISS prefers disclosed performance conditions in order to support deep discount options. In the absence of such conditions, require recipients to exercise options at least after three years from grant.
New Recommendation:
Vote AGAINST retirement bonuses if the recipients include outsiders, or include those who can be held responsible for corporate scandal or poor financial performance which has led to shareholder value destruction. (However, in rare occasions, ISS may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and the amount is not excessive.) In addition, ISS opposes the payments if neither the individual payments nor the aggregate amount of the payments is disclosed.
Vote AGAINST special payments in connection with abolition of retirement bonus system if the recipients include outsiders, or include those who can be held responsible for corporate scandal or poor financial performance which has led to shareholder value destruction. (However, in rare occasions, ISS may support payment to outsiders on a CASE-BY-CASE basis, if the individual amount is disclosed and the amount is not excessive.) In addition, vote AGAINST the payments if neither the individual payments nor the aggregate amount of the payments is disclosed.
Among other conditions, vote AGAINST deep discount options if disclosed performance conditions are not attached. In the absence of such conditions, a vesting period of at least three years will be required to support such options.
Rationale for Update: Retirement bonuses and related special payments are determined based on board tenure, not on recipients’ contribution to shareholder value creation. Due to pressure from shareholders, an increasing number of companies have abolished the system, but the practice is still widespread. Rather than opposing all retirement bonuses, it is reasonable to at least require the amounts to be disclosed at the time shareholders vote on the payments, and this will send the message that shareholders want companies to shift away from seniority-based pay practices. Although abolishing —

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the practice of paying retirement bonuses is a positive step, asking shareholders to approve the payout of funds accrued in the system, while not disclosing the amounts in question, remains a problematic practice.
Regarding ISS’ current approach to deep-discount options, it was customary for Japanese companies to propose the grant of such options (which are equivalent to shares of restricted stock) in place of retirement bonuses whose payment was abolished. However, now that it has become more common for companies to propose deep discount options as part of regular compensation packages, the updated policy better reflects the status quo. In addition, the central issue of Japanese compensation is the lack of a link to shareholder value, and Japanese managers’ holdings in their companies are usually limited. In light of this, the increased use of options as part of regular compensation packages is recommended. The updated policy sends the message that Japanese managers’ interests should be more aligned with those of shareholders, by encouraging companies to give deep-discount options as part of regular compensation packages for managers, but with a vesting period that encourages long-term alignment.
On balance, these policy updates are generally in line with feedback received from investors.
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Corporate Governance Issue:
Advisory Votes on Compensation Policy/Compensation Report (South Africa)
Current Recommendation: Vote compensation items on a CASE-BY-CASE basis.
Key Change: Highlights the ISS Global Principles on Executive Compensation and identifies those issues which are likely to lead to a recommendation against compensation-related items. This is particularly relevant as more South African companies put compensation policy resolutions to an advisory vote.
New Recommendation:
ISS Global Principles on Executive Compensation
The assessment of compensation should follow the ISS Global Principles on Executive Compensation, which underlie market-specific policies in all markets:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

Approve Compensation Policy/Compensation Report
ISS will evaluate management proposals seeking ratification of a company’s compensation policy on a CASE-BY-CASE basis. In support of King III, ISS believes that seeking annual shareholder approval for a compensation policy is a positive corporate governance provision.

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When judging compensation policies or reports, ISS will generally recommend a vote AGAINST if the level of disclosure of the policy and/or its application is below what is required to make an informed judgment on the policy.
In the event of satisfactory disclosure, ISS will recommend a vote FOR the approval of the executive compensation policy unless two or more of the following issues apply (it may be appropriate to vote AGAINST on one issue if it has been identified as particularly serious):

•	Large increases in fixed compensation have been implemented and have not been adequately explained.

•	The company has made bonus payments but these have not been clearly linked to performance (including guaranteed bonuses or transaction bonuses).

•	The company operates long-term incentive schemes (including matching shares) which do not have performance conditions attached for all or a substantial proportion of awards.

•	The vesting period for long-term incentive schemes is set at less than three years.

•	Long-term schemes include an element of retesting.

•	Options can be granted at a discount to market value.

•	The potential dilution under share incentive schemes is deemed excessive, and there are no mitigating circumstances (e.g., stringent performance measures)

•	Executive directors have service contracts with notice periods which exceed one year.

•	The company has made ex-gratia payments or one-off special awards to executives during the year which have not been adequately explained.

•	Discretion has been used during the year in a manner not considered consistent with shareholder interests.

•	The policy or the application of the policy is in any way not considered aligned with shareholder interests.

In circumstances where a company has demonstrated a significant shift in the right direction, it may be appropriate for ISS to support the compensation policy resolution, notwithstanding the presence of some historical issues of concern.
Failure to propose a resolution on executive compensation for shareholder approval may, over time, lead to an adverse vote recommendation on another AGM item, for example, the reelection of the chairman of the compensation committee.
Approve Share Incentive Scheme
ISS will evaluate management proposals seeking approval for a share incentive scheme on a CASE-BY-CASE basis.
When judging such items, ISS will generally recommend a vote AGAINST if the level of disclosure on the proposal is below what is required to make an informed judgment on the scheme.
In the event of satisfactory disclosure, ISS will recommend a vote FOR the proposal unless ONE or more of the following apply:

•	Performance conditions do not apply, have not been disclosed, or are not considered sufficiently challenging or relevant.

•	Performance conditions can be retested.

•	Performance is measured over a period shorter than three years.

•	The plan allows for option repricing or issue of options at a discount or backdating of options.

•	The potential dilution is deemed excessive, and there are no mitigating circumstances (e.g., stringent performance measures).

•	The scheme provides for potentially excessive individual reward or has no caps on individual participation.

•	NEDs can participate in the scheme.

•	The scheme is in any way not considered aligned with shareholder interests.

Proposals to amend a scheme will involve an assessment of the nature of the amendment.

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Rationale for Update: The new policy will clarify ISS’ approach to assessing compensation-related items in South Africa. This is particularly relevant given that the King III report includes a recommendation that companies provide shareholders with a non-binding vote at the AGM on the executive compensation policy. It is expected that more companies will put these types of resolution forward for a shareholder vote; a number of such resolutions have already been included in AGM agendas in 2010.
Using the ISS Global Principles on Executive Compensation as a starting point, and taking into account best practice guidance outlined in King III and some common concerns of shareholders, the intention is to focus on disclosure and also highlight those issues which are likely to trigger negative vote recommendations.
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CAPITAL MEASURES & AUDITORS
Corporate Governance Issue:
Share Issuance Authorities (South Africa)
Current Recommendation:
Placing Shares under Control of Directors
Vote FOR a general authority to place authorized but unissued shares under the control of the directors unless:

•	The authority is over a number of shares equivalent to more than 20 percent of the current issued share capital.

•	The authority would allow shares to be used for share incentive scheme purposes and the underlying scheme(s) raises concerns.

Authorities to Issue Shares for Cash
Vote FOR a general authority to issue shares for cash, unless the authority is over a number of shares equivalent to more than 20 percent of the current issued share capital.
Key Changes: Reduce the acceptable limit on share issuances from 20 to 10 percent of issued share capital; add a provision that ISS may recommend a vote against if there is evidence of past abuse of these authorities.
New Recommendation:
Placing Shares under Control of Directors
Vote FOR a general authority to place authorized but unissued shares under the control of the directors unless:

•	The authority is over a number of shares equivalent to more than 10 percent of the current issued share capital.

•	The authority would allow shares to be used for share incentive scheme purposes and the underlying scheme(s) raises concerns.

•	The company used the authority during the previous year in a manner deemed not to be in shareholders’ best interests.

Authorities to Issue Shares for Cash
Vote FOR a general authority to issue shares for cash unless:

•	The authority is over a number of shares equivalent to more than 10 percent of the current issued share capital.

•	The company used the authority during the previous year in a manner deemed not to be in shareholders’ interests.

Rationale for Update: Resolutions of this nature — seeking general authorities to issue shares — are common at South African AGMs. Many local institutional investors regularly vote against these authorities on account of concerns over potential dilution, and resolutions are regularly not carried (particularly those requiring 75 percent support). The preference among local institutions is for companies to seek specific authorities for issues of new shares, allowing shareholders the ability to assess the potential dilution in the context of the business case for the specific issue.

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The proposed updates to ISS’ policy strike a balance between (a) continuing to allow companies to have a degree of flexibility to issue shares and (b) moving to a position more closely in line with local shareholder expectations.
An additional provision to the policy has been added to capture concerns over those circumstances where a company may have used general authorities during the year in a manner not considered in shareholders’ interests.
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Artio Proxy Override Request Form	APPENDIX C

All override requests must be approved by the CIO (or Deputy CIO) and the Proxy Oversight Committee.
Name of Company requesting a Proxy Override	_________________________________________________
Override Requestor’s Name	_____________________________
Ownership by Artio (approx.)	_____% of outstanding shares _____bps in strategy ______________________ position size in investment dollars in the Company
Are there any known conflicts of interest between Artio Global and the Company?	Yes No If Yes, please describe__________________________________________

__________________________________________________

__________________________________________________

__________________________________________________

List the proxy item or items(s) being requested to be overridden.	__________________________________________________ __________________________________________________

Describe the rational for the need to override the RMG proxy recommendation on each item proxy item listed above.	__________________________________________________ __________________________________________________ __________________________________________________
(The RMG recommendation and any other relevant information to be considered for this override request must be attached to this request.)	__________________________________________________ __________________________________________________ __________________________________________________ __________________________________________________
REQUESTOR’S CERTIFICATION	I hereby certify that the information I provided above, to the best of my knowledge, is true and accurate.
Requestor Signature ____________________ Date _______
Status of Request	☐ Approved ☐ Not Approved
Reviewer’s Name ____________________	Reviewer’s Signature ___________________ Date ________

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The Funds that were advised or sub-advised by Sterling Capital prior to October 1, 2010 (the Small Value Fund, the Mid Value Fund and the Total Return Bond Fund) utilize the following proxy voting policies and procedures:

STERLING CAPITAL MANAGEMENT	Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011
PROXY VOTING BY INVESTMENT ADVISERS, Rule 206(4)-6
SUMMARY OF REQUIREMENTS
On January 31, 2003, the U.S. Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser’s fiduciary obligation to its clients when the advisor has authority to vote their proxies.
Proxy Voting Policies and Procedures
Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:
•	Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients.

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and

•	Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client.
Recordkeeping — Rule 206(4)-6 and Rule 204-2 (The following documents must be maintained.)
•	The proxy voting policies and procedures.

•	Copies of proxy statements the adviser received for client securities. An adviser also can rely on the SEC’s EDGAR system to obtain a copy of the proxy.

•	A record of each vote the adviser cast on behalf of a client.

•	A copy of any document the adviser created that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•	A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for that information on behalf of the requesting client.

•	Proxy voting books and records should be maintained in an easily accessible place for a period of five years, the first two years in an appropriate office of the adviser.
Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th. The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm.

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I. PROXY VOTING PROCEDURES
     A. New Account Information
The Senior Client Service Coordinator directs “new client” setup and communicates client instructions with the OPS/Proxy Administrator. The Coordinator delegates and oversees the delivery of the ADV Part II which describes Sterling’s proxy policies and procedures, and how to obtain information on how Sterling voted the clients’ proxies, as well as an offer to clients to provide the proxy policies and procedures upon written request.
     B. Instructions to Bank/Broker Custodians
The Wrap Trader is responsible for setting up ProxyEdge for the wrap accounts and the OPS/Portfolio Administrator is responsible for the non-wrap portfolios. The custodian bank/broker is notified that all proxy voting materials should be forwarded to Sterling upon receipt unless client has other instructions. This notification typically occurs at the time the account is opened at the custodian.
     C. Administrative Responsibilities for Proxy Voting
The Operation Manager delegates and oversees the proxy voting process to a person or pool of persons, known as Proxy Administrators, who in turn process and vote all proxies. Proxy materials are forwarded to Sterling’s third party proxy service, Broadridge’s (formerly ADP) ProxyEdge. The Proxy Administrator is responsible for checking with Broadridge for upcoming votes. The Operation Manager has ultimate responsibility for overseeing the processing and recordkeeping of the proxy voting.

(1)	Upon notification of an upcoming vote, the Proxy Administrator will create a file with the Portfolio Company name and meeting date on the tab. All proxies and related materials for this particular Portfolio Company will then be placed in this file until ready to be voted on.

(2)	The Proxy Administrator will look to see if the Portfolio Company is listed on the “Business Relationship List,” which is a listing of all companies with whom Sterling has a client or supplier relationship. (The firm’s Controller maintains the relationship list.) If the Portfolio Company is not listed on the Business Relationship List, then steps (3)-(8) below in this Section C are to be executed. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in Section D (Treatment of Sterling’s Conflicts of Interest) and steps (3)-(8) below in this Section C will not be executed.

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(3)	The Proxy Administrator will then forward a copy of the proxy and an annual report to the appropriate member of the Proxy Committee for instructions, with a request to return by a specific date, along with the “Broadridge Proxy Ballot” to indicate votes. It will continue to be the Proxy Administrator’s responsibility to make sure all proxies are voted on time.

(4)	When the Proxy Committee member completes his/her review of the proxy statement, he/she will complete a “Broadridge Proxy Ballot” which instructs how to vote and briefly identifies reasons for voting against management, if applicable. This ballot will be given to the Proxy Administrator who will then vote the proxy.

(5)	Each proxy is then cross-referenced by the Proxy Administrator to make sure the shares we are voting on are the actual shares we own for that client.

(6)	All proxies received from the same company for all clients will be voted as the original without review by the Proxy Committee member unless specific client circumstances require otherwise.

(7)	After the proxy is voted, all Proxy Instruction Forms will be maintained in a separate file.

(8)	The Compliance Officer (or a designee) will review the voting records and verify that shares owned are voted.

(9)	Copies of each proxy are kept in the above mentioned folder along with a copy of the annual report, the Broadridge Proxy Ballot, and other notes related to each company vote.

The OPS/Proxy Administrator will provide proxy reports as specified by the client or upon request. Annual Form N-PX filings informing fund shareholders how Sterling voted proxies of the shareholder’s fund(s) for the 12-month period ended June 30th are filed with the SEC no later than August 31st of each year.
     D. Treatment of Sterling’s Conflicts of Interest
Occasionally, Sterling may have a material business relationship with a Portfolio Company that could create a conflict of interest with respect to the voting of a proxy for such Portfolio Company. The following procedures are designed to relinquish the proxy voting responsibility to our clients in the event that such potential conflicts of interest arise in a particular proxy vote.

(1)	As noted in Section C (Administrative Responsibilities for Proxy Voting), upon receipt of proxy materials, the Proxy Administrator will determine if the Portfolio Company is listed on the Business

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Relationship List. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in steps (2)-(4) below in this Section D.

(2)	After determining that a Portfolio Company is listed on the Business Relationship List, the Proxy Administrator will give the proxy materials to the designated Equity Analyst who will determine if the proxy should be voted by our clients. If (1) the relationship is not material or (2) if the issue to be voted on is not a “case-by-case” issue then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then follow the normal proxy voting procedures in Section C (Administrative Responsibilities for Proxy Voting), steps (3)-(8).

(3)	If (1) the relationship is material and (2) if the issue to be voted on is a “case-by-case” issue as provided in Part III of this document (Proxy Voting Guidelines), then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then mail the proxy ballot to each client, along with a cover letter explaining the conflict of interest situation. The client will then vote its own proxy ballot and Sterling will not have any involvement in the voting of that ballot. The Proxy Administrator will make an entry in the proxy voting database that indicates that the particular proxy ballot in question was voted by the client due to a conflict of interest with a Sterling business relationship.

(4)	For purposes of determining materiality, a relationship is “material” if it represents at least 1% of Sterling’s revenues in the case of a client relationship and at least 1% of Sterling’s expenses in the case of a supplier relationship.

E.	Treatment of Personal Conflicts of Interest

From time to time, individuals on the Proxy Committee may have personal relationships with people connected to the Portfolio Company, including (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. Such relationships could create a conflict of interest with respect to the voting of a proxy. The following procedures are designed to hand over the proxy voting responsibility to a different member of the Proxy Committee in the event that such conflicts of interest arise in a particular proxy vote.

(1)	Upon receiving proxy materials from the Proxy Administrator, the member of the Proxy Committee who receives such materials shall determine whether a personal relationship exists between such member and the following people connected with the Portfolio Company: (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. In the event that such a personal relationship exists, the Proxy Committee member will return the proxy materials to the designated Equity Analyst who will deliver the materials to a different Proxy Committee member for voting.

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II. THE PROXY COMMITTEE
The Proxy Committee has ultimate responsibility and oversight of Sterling’s proxy policies and procedures. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to the Operations Manager. The firm’s Controller is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.
The members of the Proxy Committee are Brian Walton, Ed Brea, Bob Bridges, Tim Beyer, Patrick Rau, Lee Houser, and Mary Weeks Fountain (or her designee), any of whom may act on a proxy issue. Tom Clapp is the advisory member and may substitute as necessary.
III. PROXY VOTING GUIDELINES
Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients. The voting guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case. In general, Sterling votes “for” those proposals that more closely link the fortunes of employees and management to the performance of the corporation’s stock and/or aid in accountability to shareholders. Proxy proposals that serve to entrench management or reduce management’s accountability to shareholders are typically voted “against”. Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer, Clint Ward at clint.ward@sterling-capital.com.
Sterling’s Proxy Committee adopted Glass Lewis Proxy Guidelines, effective 1/1/2011. The Guidelines assist the members of the Sterling’s Proxy Committee in evaluating relevant facts and circumstances which will enable Sterling to vote in a manner consistent with its fiduciary responsibility.
PROXY VOTING FOR STERLING’S QUANTITATIVE PORTFOLIOS
Sterling manages its quantitative portfolios utilizing models that hold approximately 300-400 securities. Due the size of the assets, Sterling considers the proxy votes for the securities held in these portfolios to be of de minimus value. Given the cost in voting proxies for such a large number of holdings, Sterling believes the cost of voting these proxies outweighs any benefit or value that could be derived from voting. Therefore, Sterling does not vote proxies for securities held in the quantitative portfolios.

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PROXY VOTING FOR NEW/TRANSFER-IN-KIND/WRAP ACCOUNTS
When Sterling takes over management of a portfolio, the existing securities in the portfolio are sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling will not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.
SECURITIES LENDING BY CLIENT
If a client lends securities, Sterling will vote the securities’ shares as reported to Broadridge by the client’s custodian.
BBT-SAI-0211

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PART C. OTHER INFORMATION
Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is filed herewith.

(b)(1)	Amended and Restated Bylaws dated April 23, 2007 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) filed herewith.

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(2)	Sub-Advisory Agreement between Sterling Capital Management LLC and Federated Investment Management Company dated October 1, 2010, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(3)	Sub-Advisory Agreement between Sterling Capital Management LLC and Scott & Stringfellow, LLC, dated October 1, 2010, including Schedule A is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(4)	Sub-Advisory Agreement between Sterling Capital Management LLC and Artio Global Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(e) (1)	Underwriting Agreement among the Registrant, Sterling Capital Management LLC (formerly BB&T Asset Management, Inc.) and Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC (formerly BB&T Asset Management, Inc.) and Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) effective July 1, 2010 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(iii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) effective October 1, 2010 is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(f)	Not applicable.

(g) (1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investor’s Bank & Trust Company) is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

(2)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).
(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(1)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Amendment to the Custody Agreement dated October 1, 2010 is filed herewith.

(h) (1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC (formerly BB&T Asset Management, Inc.) and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. or PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. or PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. or PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is filed herewith.

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. or PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(7)	Form of Amended and Restated Securities Lending Agreement between Registrant and Bank of New York Mellon dated July 1, 2010 is filed herewith.

(8)	Third Party Feeder Fund Agreement among Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(ii)	Amendment No. 2 to the Third Party Feeder Agreement dated February 2, 2010 is incorporated by reference to Exhibit (h)(8)(iii) to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on Form N-1A (filed February 26, 2010).

(i)	Opinion of Ropes & Gray LLP is filed herewith.

(j) (1)	Consent of Ropes & Gray LLP is filed herewith.

(2)	Consent of KPMG LLP is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective

Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(n) (1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(p) (1)	Code of Ethics for Sterling Capital Funds (formerly BB&T Funds) dated November 8, 1994 and amended February 11, 2000 and February 27, 2007 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(3)	Code of Ethics for Federated Investment Management Company effective September 1, 2010 is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(4)	Code of Ethics for Scott & Stringfellow, LLC is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(5)	Code of Ethics of Artio Global Funds and Artio Global Management LLC dated October 2010 is filed herewith.

(6)	Code of Ethics of BlackRock Funds, dated May 1, 2009 is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (filed February 26, 2010).

(7)	Code of Ethics of BlackRock, Inc., dated December 1, 2009 is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (filed April 29, 2010).

(8)	Code of Ethics of BlackRock Investments, LLC dated March 26, 2010 is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (filed April 29, 2010).
Item 29. Persons Controlled By or Under Common Control with Registrant
     None.
Item 30. Indemnification
     Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:
     “Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
     Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(2). The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.
Item 31. Business and Other Connections of Investment Adviser
Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of October 1, 2010, Sterling Capital had approximately $31 billion in assets under management.
BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.
Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Director and Equity Analyst	Board of Directors of Bridges Investment Counsel, Inc.
Artio Global Management LLC (formerly Julius Baer Investment Management LLC) (“Artio Global”) serves as the Sub-advisor to the International Fund (the “Fund”) pursuant to a Sub-Advisory Agreement with Sterling Capital. Under the Sub-Advisory Agreement, Artio Global will provide investment management sub-advisory services to the Fund, select investments and place all orders for purchases and sales of the Fund’s securities, subject to the direction and supervision of the Sterling Capital Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the Sterling Capital Funds’ Board of Trustees or the Adviser and furnished to Artio Global, and in accordance with the Fund’s investment objective, policies and restrictions.
Artio Global, located at 330 Madison Avenue, New York, New York 10017, through an intermediary holding company, is majority-owned by Artio Global Investors Inc, a Delaware corporation. Artio Global, a registered investment adviser, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of September 30, 2010, Artio Global had approximately $53.9 billion in assets under management.
The list of the business or other connections of each director and officer of Artio Global required by this Item 31 is incorporated by reference to Schedules A and D to Artio Global’s Form ADV filed by Artio Global pursuant to the Investment Advisers Act of 1940 (File No. 801-18766; IARD No. 106863).

Federated Investment Management Company (“Federated IMC”) serves as the Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund (the “Funds”) pursuant to a Sub-Advisory Agreement with Sterling Capital. Under the Sub-Advisory Agreement, Federated IMC manages the Funds, selects each Fund’s investments, and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the Sterling Capital Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the Sterling Capital Funds’ Board of Trustees or the Adviser and furnished to Federated IMC, and in accordance with each Fund’s investment objective, policies and restrictions.
Federated IMC’s address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc., advise approximately 135 mutual funds and separate accounts, which totaled approximately $341 billion in assets as of September 30, 2010. Federated IMC was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1339 employees.
Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of Federated Investors, Inc.) in which each director or senior officer of Federated IMC is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Federated	Other business, profession, vocation, or employment
Mark D. Olson, Trustee	Principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.
The principal business of Federated IMC is providing investment advice, however, several officers of Federated IMC are also officers of other subsidiaries of Federated Investors, Inc. These subsidiary companies provide distribution and support services to investment companies that are clients of Federated IMC.
Scott & Stringfellow, LLC (“Scott & Stringfellow” or the “Sub-Adviser”) serves as the Sub-Adviser to the Special Opportunities Fund and the Equity Income Fund (the “Funds”) pursuant to a Sub-Advisory Agreement with Sterling Capital. Under the Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds’ securities, subject to the direction and supervision of the Sterling Capital Funds’ Board of Trustees and the Adviser, any written guidelines adopted by the Sterling Capital Funds’ Board of Trustees or the Adviser and furnished to Scott & Stringfellow, and in accordance with each Fund’s investment objective, policies and restrictions.
Scott & Stringfellow’s address is: 909 E. Byrd Street, Riverfront Plaza, West Tower Richmond, Virginia 23219. Scott & Stringfellow is a wholly owned subsidiary of BB&T and an affiliate of Sterling Capital. As of September 30, 2010 Scott & Stringfellow had $20.8 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.
To the knowledge of registrant, none of the directors or officers of Scott & Stringfellow is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T).
Item 32. Principal Underwriter

(a)	Sterling Capital Distributors, Inc. (formerly, BB&T AM Distributors, Inc.) (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of August 28, 2010, the Distributor acted as principal underwriter for the following investment companies:

BB&T Funds (now Sterling Capital Funds)
(b)	The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Inc. and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:
Board of Directors

Name	Position(s) with Distributor
Nicholas M. Marsini, Jr.	Director
Michael DeNofrio	Director
Steven Turowski	Director
T. Thomas Deck	Director
Dennis J. Westley	Director
Officers

Name	Position(s) with Distributor
T. Thomas Deck	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Ellen C. Krause	Chief Risk Officer
Jodi Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Carol Bommarito	Assistant Vice President
Dianna A. Stone	Secretary and Clerk
Kevin D. Petersen	Assistant Treasurer — Tax
Gary E. Abbs	Assistant Treasurer — Tax
Joanne S. Huber	Assistant Treasurer — Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary
(c)	Not Applicable
Item 33. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds (formerly, BB&T Funds) 434 Fayetteville Street Mall Raleigh, NC 27601 Attention: Secretary (Registrant)

(2)	Sterling Capital Management LLC Two Morrocroft Centre 4064 Colony Rd., Suite 300 Charlotte, NC 28211

Sterling Capital Management LLC 434 Fayetteville Street Mall Raleigh, NC 27601 (Investment Adviser and Administrator for all Funds)

(3)	Artio Global Management LLC (formerly Julius Baer Investment Management LLC) 330 Madison Avenue New York, New York 10017 (Investment Sub-Adviser to the International Fund)

(4)	Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Investment Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund)

(5)	Scott & Stringfellow, LLC 909 E. Byrd Street Riverfront Plaza, West Tower Richmond, Virginia 23219 (Investment Sub-Adviser to the Special Opportunities Fund and Equity Income Fund)

(6)	U.S. Bank National Association 425 Walnut Street, M.L. CN-OH-W6TC Cincinnati, OH 45202 (Custodian)

(7)	State Street Bank & Trust Company (formerly Investor’s Bank & Trust) John Hancock Tower 200 Clarendon Street Boston, Massachusetts 02117-9130 (Custodian and Fund Accountant for Equity Index Fund)

(8)	Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948 (Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(9)	BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (US) Inc.) 301 Bellevue Parkway Wilmington, Delaware 19809 (Fund Accountant, Transfer Agent, and Sub-Administrator)

(10)	Sterling Capital Distributors, Inc. (formerly BB&T AM Distributors, Inc.) 760 Moore Road King of Prussia, PA 19406 (Distributor)

(11)	Bank of New York Mellon 500 Ross Street, Suite 850 Pittsburgh, PA 15262 (Securities Lending Agent)

Item 34. Management Services
     None.
Item 35. Undertakings
The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.
NOTICE
A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 28th day of January, 2011.

BB&T FUNDS**
/s/ E. G. Purcell, III
*E. G. Purcell, III
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 68 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. G. Purcell, III *E. G. Purcell, III	President	January 28, 2011

/s/ James L. Roberts *James L. Roberts	Trustee	January 28, 2011

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	January 28, 2011

/s/ James T. Gillespie *James T. Gillespie	Treasurer	January 28, 2011

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	January 28, 2011

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	January 28, 2011

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	January 28, 2011

/s/ Alexander W. McAlister *Alexander W. McAlister	Trustee	January 28, 2011

By:	/s/ Alan G. Priest
Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

**	BB&T Funds will be renamed Sterling Capital Funds effective February 1, 2011.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 20, 2008	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY
     James T. Gillespie, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 28, 2010	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2004	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 24, 2004	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
     Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 20, 2011	/s/ Alexander W. McAlister
Alexander W. McAlister

EXHIBIT INDEX

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011

(g)(2)(v)	Amendment to the Custody Agreement dated October 1, 2010

(h)(5)(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010

(h)(7)	Form of Amended and Restated Securities Lending Agreement between Registrant and Bank of New York Mellon dated July 1, 2010

(i)	Opinion of Ropes & Gray LLP

(j)(1)	Consent of Ropes & Gray LLP

(j)(2)	Consent of KPMG LLP

(p)(5)	Code of Ethics of Artio Global Funds and Artio Global Management LLC dated October 2010